                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 7/31/05

               Date of Reporting Period: Fiscal year ended 7/31/05

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005 [1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018	0.005	0.009	0.019	0.052
Less Distributions:
Distributions from net investment income	(0.018)	(0.005)	(0.009)	(0.019)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.80%	0.54%	0.93%	1.95%	5.38%

Ratios to Average Net Assets:
Expenses	0.64%	0.64%	0.64%	0.64%	0.60%
Net investment income	1.77%	0.54%	0.94%	1.94%	5.24%
Expense waiver/reimbursement [3]	0.28%	0.28%	0.28%	0.26%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,683,914	$1,832,151	$1,763,112	$2,259,956	$2,393,247

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005 [1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016	0.004	0.008	0.018	0.051
Less Distributions:
Distributions from net investment income	(0.016)	(0.004)	(0.008)	(0.018)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.63%	0.37%	0.76%	1.77%	5.20%

Ratios to Average Net Assets:
Expenses	0.81%	0.81%	0.81%	0.81%	0.77%
Net investment income	1.60%	0.37%	0.78%	1.81%	5.04%
Expense waiver/reimbursement [3]	0.36%	0.36%	0.36%	0.34%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$688,969	$585,275	$654,887	$1,31,739	$2,100,677

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,011.60	$3.19
Cash II Shares	$1,000	$1,010.70	$4.04
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.62	$3.21
Cash II Shares	$1,000	$1,020.78	$4.06

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Service Shares	0.64%
Cash II Shares	0.81%

Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Investments [2]
Commercial Paper & Notes	47.6%
Variable Rate Instruments	36.4%
Bank Instruments	11.0%
Repurchase Agreements	5.0%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	65.7%	Prime-1	98.3%
A-1	32.6%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	1.7%	Not rated by Moody's	1.7%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of Commercial Paper, Repurchase Agreements, and Bank Instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit- quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 1.7% does not have short-term ratings by either of these NRSROs.

At July 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	37.1	% [5]
8-30 Days	37.9%
31-90 Days	15.6%
91-180 Days	4.5%
181 Days or more	4.9%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 17.5% of the Fund's portfolio.

Portfolio of Investments

July 31, 2005

Principal Amount			Value
		ASSET-BACKED SECURITIES--4.0%
		Finance - Automotive--2.4%
$4,703,259		Capital One Auto Finance Trust 2005-A, Class A1, 3.122%, 4/15/2006	$4,703,259
1,783,457		DaimlerChrysler Auto Trust 2005-B, Class A1, 3.260%, 5/8/2006	1,783,457
3,157,213		Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005	3,157,213
12,840,534		Long Beach Acceptance Auto Receivables Trust 2005-A, Class A1, 3.346%, 6/15/2006	12,840,534
28,780,020		Merrill Auto Trust Securitization 2005-1, Class A1, 3.472%, 6/26/2006	28,780,020
1,752,230		Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006	1,752,230
4,253,801		WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006	4,253,801
		TOTAL	57,270,514
		Finance - Equipment--0.3%
7,075,681		CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006	7,075,681
		Finance - Retail--1.3%
30,000,000		Permanent Financing (No. 6) PLC, Class A-1, 3.320%, 9/10/2005	30,000,000
		TOTAL ASSET-BACKED SECURITIES	94,346,195
		BANK NOTES--1.7%
		Banking--1.7%
40,000,000		Lasalle Bank, N.A., 3.290%, 8/9/2005	40,000,000
		CERTIFICATES OF DEPOSIT--7.2%
		Banking--7.2%
10,000,000		BNP Paribas SA, 3.410%, 11/7/2005	10,000,000
8,000,000		Credit Agricole Indosuez NY, 3.950%, 7/14/2006	8,000,000
95,000,000		Credit Suisse, Zurich, 3.255% - 3.640%, 8/9/2005 - 11/1/2005	95,000,000
2,000,000		HSBC Bank USA, 3.955%, 7/18/2006	2,000,000
20,000,000		Societe Generale, Paris, 3.550%, 1/25/2006	20,000,000
25,000,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	25,001,159
10,000,000		Toronto Dominion Bank, 3.570%, 2/13/2006	10,000,000
		TOTAL CERTIFICATES OF DEPOSIT	170,001,159
		COLLATERALIZED LOAN AGREEMENTS--9.5%
		Banking--4.2%
100,000,000		IXIS Financial Products, Inc., 3.350% - 3.412%, 8/1/2005	100,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--5.3%
$50,000,000		Citigroup Global Markets, Inc., 3.412%, 8/1/2005	$50,000,000
25,000,000		Goldman Sachs & Co., 3.412%, 8/1/2005	25,000,000
50,000,000		Merrill Lynch & Co., Inc., 3.462%, 8/1/2005	50,000,000
		TOTAL	125,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	225,000,000
		COMMERCIAL PAPER--32.6% [1]
		Banking--11.9%
25,000,000		Bank of America Corp., 3.480%, 9/26/2005	24,864,667
15,000,000		Barclays US Funding Corp., (Guaranteed by Barclays Bank PLC), 2.870%, 8/2/2005	14,998,804
30,000,000	[2]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 2.875% - 3.130%, 8/3/2005 - 8/4/2005	29,994,455
5,000,000		DePfa Bank PLC, 3.380%, 9/22/2005	4,975,589
10,000,000		Dexia Delaware LLC, 3.370%, 9/23/2005	9,950,386
50,000,000	[2]	Fountain Square Commercial Funding Corp., 3.225% - 3.270%, 8/25/2005 - 9/7/2005	49,862,229
10,000,000		KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 3.250%, 9/1/2005	9,972,014
3,331,000	[2]	Kitty Hawk Funding Corp., 3.290%, 8/12/2005	3,327,651
15,235,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 3.300%, 8/8/2005	15,235,000
90,000,000	[2]	Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 3.180% - 3.530%, 8/31/2005 - 12/20/2005	89,158,439
29,500,000	[2]	WestLB AG (Guaranteed), 3.050%, 8/10/2005	29,477,506
		TOTAL	281,816,740
		Finance - Automotive--4.2%
25,000,000		FCAR Auto Loan Trust, (Series A1+/P1), 3.290%, 9/8/2005	24,913,181
76,000,000		FCAR Auto Loan Trust, (Series A1/P1), 3.280% - 3.380%, 8/5/2005 - 9/19/2005	75,838,155
		TOTAL	100,751,336
		Finance - Commercial--2.4%
15,000,000		CIT Group, Inc., 2.910%, 8/8/2005	14,991,512
35,000,000	[2]	Edison Asset Securitization LLC, 3.050%, 8/9/2005	34,976,278
6,280,000	[2]	Jupiter Securitization Corp., 3.380%, 8/18/2005	6,269,976
		TOTAL	56,237,766
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Finance - Retail--8.6%
$23,000,000	[2]	Falcon Asset Securitization Corp., 3.400%, 8/22/2005	$22,954,383
35,000,000	[2]	PREFCO-Preferred Receivables Funding Co., 3.290%, 9/13/2005	34,862,460
80,200,000	[2]	Paradigm Funding LLC, 3.185% - 3.340%, 8/17/2005 - 9/16/2005	80,058,026
65,000,000	[2]	Sheffield Receivables Corp., 3.295% - 3.440%, 8/10/2005 - 8/25/2005	64,917,065
		TOTAL	202,791,934
		Finance - Securities--5.1%
15,000,000	[2]	Galaxy Funding, Inc., 3.250% - 3.480%, 8/29/2005 - 10/11/2005	14,940,406
13,100,000	[2]	Georgetown Funding Co. LLC, 3.390% - 3.500%, 8/30/2005 - 9/22/2005	13,057,019
44,800,000	[2]	Grampian Funding LLC, 2.270% - 3.590%, 8/17/2005 - 10/28/2005	44,578,776
15,000,000	[2]	Perry Global Funding LLC (Series A), 3.230%, 8/15/2005	14,981,158
33,500,000	[2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.980% - 3.400%, 8/18/2005 - 11/16/2005	33,325,048
		TOTAL	120,882,407
		Insurance--0.4%
10,000,000	[2]	Aspen Funding Corp., 3.430%, 9/28/2005	9,944,739
		TOTAL COMMERCIAL PAPER	772,424,922
		CORPORATE NOTES--1.0%
		Brokerage--0.6%
15,000,000		Goldman Sachs Group LP, 2.970%, 8/1/2005	15,000,000
		Finance - Securities--0.4%
10,000,000	[2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 3.980%, 7/25/2006	9,999,510
		TOTAL CORPORATE NOTES	24,999,510
		LOAN PARTICIPATION--0.6%
		Chemicals--0.6%
15,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 3.350%, 9/30/2005	15,000,000
		NOTES - VARIABLE--36.9% [3]
		Banking--11.5%
4,960,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 3.540%, 8/4/2005	4,960,000
400,000		Alabama Paper Products LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	400,000
4,890,000		American Concrete Pumping LLC, (Series 2004), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	4,890,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$20,000,000		Barclays Bank PLC, 3.283%, 8/5/2005	$19,996,766
3,495,000		C.J. Krehbiel Co., (Series 2000), (Fifth Third Bank, Cincinnati LOC), 3.490%, 8/4/2005	3,495,000
5,705,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 3.380%, 8/3/2005	5,705,000
21,000,000		Calyon, Paris, 3.420%, 8/23/2005	20,997,296
3,421,000		Capital One Funding Corp., (Series 1999-B), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	3,421,000
30,000,000	[2]	DePfa Bank PLC, 3.420%, 9/15/2005	30,000,000
7,960,000		E & J Investments LLC, Bradner Village Health Care, (Series 1999), (Lasalle Bank, N.A. LOC), 3.590%, 8/4/2005	7,960,000
7,610,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.490%, 8/4/2005	7,610,000
6,020,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 3.380%, 8/3/2005	6,020,000
10,000,000		Greenwich Capital Holdings, Inc., 3.300%, 8/8/2005	10,000,000
25,000,000	[2]	HBOS Treasury Services PLC, 3.330%, 8/22/2005	25,000,000
2,340,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 3.700%, 8/4/2005	2,340,000
7,945,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 3.490%, 8/4/2005	7,945,000
2,160,000		Joe A. Waggoner, (Series 2000), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,160,000
3,200,000		K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	3,200,000
2,795,000		L.B. Industries, (Series 2000), (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	2,795,000
5,000,000	[2]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 3.440%, 8/3/2005	5,000,000
8,000,000		Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham, AL LOC), 3.530%, 8/4/2005	8,000,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (Federal Home Loan Bank of Topeka LOC), 3.570%, 8/4/2005	3,000,000
1,500,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 3.520%, 8/4/2005	1,500,000
7,080,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 3.380%, 8/3/2005	7,080,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$3,841,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 3.470%, 8/4/2005	$3,841,000
825,000		Seven Hills School, (Series 2000), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	825,000
4,300,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 3.380%, 8/3/2005	4,300,000
10,000,000		SunTrust Bank, 3.529%, 10/3/2005	10,000,641
55,000,000		Wells Fargo & Co., 3.390% - 3.450%, 8/2/2005 - 8/15/2005	55,000,000
5,700,000		White Hydraulics, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,700,000
380,000		Winona Lake, IN, (Series 1999 B), Grace Villiage, (U.S. Bank, N.A. LOC), 3.740%, 8/4/2005	380,000
		TOTAL	273,521,703
		Brokerage--7.7%
25,000,000	[2]	Goldman Sachs Group, Inc., 3.378%, 8/15/2005	25,002,472
20,000,000		Goldman Sachs Group, Inc., Promissory Notes, 3.370%, 8/8/2005	20,000,000
10,000,000		Merrill Lynch & Co., Inc., 3.370%, 8/4/2005	10,000,000
35,000,000	[2]	Merrill Lynch & Co., Inc., 3.550%, 8/11/2005	35,000,000
92,300,000		Morgan Stanley, 3.330% - 3.520%, 8/1/2005 - 8/30/2005	92,300,000
		TOTAL	182,302,472
		Electrical Equipment--0.7%
17,300,240		Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 3.480%, 8/1/2005	17,300,240
		Finance - Commercial--2.5%
27,000,000	[2]	Compass Securitization LLC, 3.295% - 3.364%, 8/8/2005 - 8/18/2005	26,999,228
32,400,000	[2]	General Electric Capital Corp., 3.450% - 3.509%, 8/9/2005 - 8/17/2005	32,400,000
		TOTAL	59,399,228
		Finance - Retail--2.3%
39,000,000	[2]	Paradigm Funding LLC, 3.450%, 8/17/2005	39,000,000
15,000,000		SLM Corp., 3.850%, 10/25/2005	15,015,771
		TOTAL	54,015,771
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [3]
		Finance - Securities--4.7%
$55,000,000	[2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 3.210% - 3.415%, 8/8/2005 - 9/15/2005	$54,996,358
55,000,000	[2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.300% - 3.378%, 8/1/2005 - 8/15/2005	54,996,690
		TOTAL	109,993,048
		Government Agency--1.4%
6,000,000		Action Assisted Living LLC, (Series 2000), (Federal Home Loan Bank of Pittsburgh LOC), 3.390%, 8/4/2005	6,000,000
780,000		Alabama HFA Multi-Family Housing, Turtle Lake Project (Series 2000-B), (Federal National Mortgage Association LOC), 3.650%, 8/4/2005	780,000
7,000,000		Direct One Funding Corp., (Federal National Mortgage Association LOC), 3.380%, 8/4/2005	7,000,000
6,665,000		Jefferson County, KY HFDA, (Series 2000), (Federal Home Loan Bank of Cincinnati LOC), 3.590%, 8/4/2005	6,665,000
2,330,000		Kentucky Economic Development Finance Authority, (Series 2002), (Federal Home Loan Bank of Cincinnati LOC), 3.590%, 8/4/2005	2,330,000
3,840,000		Kentucky Economic Development Finance Authority, Henderson County Health Care Corp., (Federal Home Loan Bank of Cincinnati LOC), 3.590%, 8/4/2005	3,840,000
3,280,000		Lexington Fayette, KY, (Series 2001), (Federal Home Loan Bank of Cincinnati LOC), 3.590%, 8/4/2005	3,280,000
4,100,000		Louisiana Public Facilities Authority, Emberwood Apt. Complex, (Series 2003-B), (Federal National Mortgage Association LOC), 3.540%, 8/4/2005	4,100,000
		TOTAL	33,995,000
		Insurance--6.1%
25,000,000		Allstate Life Insurance Co., 3.479%, 9/1/2005	25,000,000
21,000,000		GE Capital Assurance Co., 3.340% - 3.420%, 8/9/2005 - 9/1/2005	21,000,000
5,000,000		Hartford Life Global Funding Trust, 3.498%, 8/9/2005	5,000,000
25,000,000	[2]	MBIA Global Funding LLC, 3.460%, 8/29/2005	25,000,000
53,000,000		Monumental Life Insurance Co., 3.460% - 3.510%, 8/1/2005 - 8/31/2005	53,000,000
15,000,000		New York Life Insurance Co., 3.430%, 9/1/2005	15,000,000
		TOTAL	144,000,000
		TOTAL NOTES - VARIABLE	874,527,462
		MUTUAL FUND--0.4%
		Asset Management--0.4%
10,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	10,000,000
Principal Amount			Value
		TIME DEPOSIT--2.3% [1]
		Banking--2.3%
$55,000,000		Toronto Dominion Bank, 3.313%, 8/1/2005	$55,000,000
		REPURCHASE AGREEMENTS--5.0%
50,000,000		Interest in $1,600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.363%, dated 7/29/2005 to be repurchased at $50,014,013 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market values $1,644,135,004	50,000,000
34,142,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 3.310%, dated 7/29/2005 to be repurchased at $34,151,418 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2035, collateral market values $1,549,418,991	34,142,000
10,000,000		Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 3.130%, dated 7/29/2005 to be repurchased at $10,002,608 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 3/5/2019, collateral market values $127,501,803	10,000,000
25,000,000		Interest in $1,800,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.280%, dated 7/29/2005 to be repurchased at $25,006,833 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2023, collateral market values $1,836,920,201	25,000,000
		TOTAL REPURCHASE AGREEMENTS	119,142,000
		TOTAL INVESTMENTS--101.2% (AT AMORTIZED COST) [4]	2,400,441,248
		OTHER ASSETS AND LIABILITIES - NET--(1.2)%	(27,558,512)
		TOTAL NET ASSETS--100%	$2,372,882,736

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $940,079,872 which represents 39.6% of total net assets.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

HFA	--Housing Finance Authority
HFDA	--Health Facility Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2005

Assets:
Total investments in securities, at amortized cost and value		$2,400,441,248
Income receivable		3,677,619
Receivable for shares sold		975,863
TOTAL ASSETS		2,405,094,730
Liabilities:
Payable for investments purchased	$20,000,000
Payable for shares redeemed	10,386,952
Income distribution payable	550,989
Payable to bank	328,930
Payable for distribution services fee (Note 5)	108,000
Payable for shareholder services fee (Note 5)	510,158
Accrued expenses	326,965
TOTAL LIABILITIES		32,211,994
Net assets for 2,372,865,409 shares outstanding		$2,372,882,736
Net Assets Consist of:
Paid-in capital		$2,372,876,285
Undistributed net investment income		6,451
TOTAL NET ASSETS		$2,372,882,736
Net Asset Value, Offering Price and Redemption Proceeds per Share:
Institutional Service Shares:
$1,683,913,778 ÷ 1,683,897,814 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$688,968,958 ÷ 688,967,595 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2005

Investment Income:
Interest			$58,075,778
Expenses:
Investment adviser fee (Note 5)		$12,029,445
Administrative personnel and services fee (Note 5)		1,931,082
Custodian fees		142,360
Transfer and dividend disbursing agent fees and expenses		1,690,615
Directors'/Trustees' fees		16,460
Auditing fees		14,691
Legal fees		9,269
Portfolio accounting fees		176,517
Distribution services fee--Cash II Shares (Note 5)		1,619,359
Shareholder services fee--Institutional Service Shares (Note 5)		4,388,759
Shareholder services fee--Cash II Shares (Note 5)		1,618,753
Share registration costs		57,554
Printing and postage		61,749
Insurance premiums		24,794
Miscellaneous		19,801
TOTAL EXPENSES		23,801,208
Waivers (Note 5):
Waiver of investment adviser fee	$(6,411,040)
Waiver of administrative personnel and services fee	(97,795)
Waiver of distribution services fee--Cash II Shares	(563,537)
Waiver of shareholder services fee--Institutional Service Shares	(116,466)
TOTAL WAIVERS		(7,188,838)
Net expenses			16,612,370
Net investment income			$41,463,408

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$41,463,408	$12,350,423
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(31,145,047)	(9,912,742)
Cash II Shares	(10,396,625)	(2,338,932)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,541,672)	(12,251,674)
Share Transactions:
Proceeds from sale of shares	11,958,688,286	11,050,121,125
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Prime Money Market Fund	--	218,995,951
Net asset value of shares issued to shareholders in payment of distributions declared	36,381,160	10,244,051
Cost of shares redeemed	(12,039,534,627)	(11,280,032,703)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(44,465,181)	(671,576)
Change in net assets	(44,543,445)	(572,827)
Net Assets:
Beginning of period (including undistributed net investment income of $6,451 and $84,715, respectively)	2,417,426,181	2,417,999,008
End of period	$2,372,882,736	$2,417,426,181

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

On September 26, 2003, the Fund received a tax-free transfer of assets from the Riggs Prime Money Market Fund as follows:

Shares of the Fund Issued	Net Assets of the Fund Prior to Combination	Riggs Prime Money Market Fund Net Assets Received	Net Assets of the Fund Immediately After Combination
218,986,276	$2,476,434,794	$218,995,951	$2,695,430,745

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end registered investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At July 31, 2005, paid-in capital aggregated $2,372,876,285. The following tables summarize share activity:

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,805,936,524	$4,805,936,524	5,375,821,286	$5,375,821,286
Shares issued in connection with the tax-free transfer of assets from Riggs Prime Money Market Fund	--	--	218,986,276	218,995,951
Shares issued to shareholders in payment of distributions declared	27,840,375	27,840,375	8,304,352	8,304,352
Shares redeemed	(4,981,955,983)	(4,981,955,983)	(5,534,153,289)	(5,534,153,289)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(148,179,084)	$(148,179,084)	68,958,625	$68,968,300

Year Ended July 31	2005		2004
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	7,152,751,762	$7,152,751,762	5,674,299,839	$5,674,299,839
Shares issued to shareholders in payment of distributions declared	8,540,785	8,540,785	1,939,699	1,939,699
Shares redeemed	(7,057,578,644)	(7,057,578,644)	(5,745,879,414)	(5,745,879,414)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	103,713,903	$103,713,903	(69,639,876)	$(69,639,876)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(44,465,181)	$(44,465,181)	(681,251)	$(671,576)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2005 and 2004 were as follows:

	2005	2004
Ordinary income [1]	$41,541,672	$12,251,674

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$557,440

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSC retained $86,325 of fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash II Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Trustees, upon the recommendation of the Audit Committee, appointed Ernst & Young LLP ("E&Y") as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP ("D&T") declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended July 31, 2004 and July 31, 2003, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended July 31, 2004 and July 31, 2003: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending July 31, 2005. During the Fund's fiscal years ended July 31, 2004 and July 31, 2003 and the interim period commencing August 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF AUTOMATED CASH MANAGEMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Automated Cash Management Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2005, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended July 31, 2004 and the financial highlights for each of the four years in the period then ended were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Cash Management Trust, a portfolio of Money Market Obligations Trust, at July 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS**

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since May 1995. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N831
Cusip 60934N864

25698 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:

Net investment income	0.017	0.005	0.008	0.018	0.050

Net realized and unrealized gain on investments	--	0.000 [1]	0.001	0.001	--

TOTAL FROM INVESTMENT OPERATIONS	0.017	0.005	0.009	0.019	0.050

Less Distributions:

Distributions from net investment income	(0.017)	(0.005)	(0.008)	(0.018)	(0.050)

Distributions from net realized gain on investments	--	(0.000)[1]	(0.001)	(0.001)	--

TOTAL DISTRIBUTIONS	(0.017)	(0.005)	(0.009)	(0.019)	(0.050)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.72%	0.47%	0.90%	1.81%	5.07%

Ratios to Average Net Assets:

Expenses	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	1.68%	0.45%	0.85%	1.75%	4.97%

Expense waiver/reimbursement[3]	0.30%	0.30%	0.29%	0.27%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$800,984	$856,598	$1,093,524	$1,329,998	$1,826,410

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period	[1]

Actual:

Fund	$1,000	$1,011.20	$2.94

Hypothetical (assuming a 5% return before expenses):

Fund	$1,000	$1,021.87	$2.96

1 Expenses are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2005, the Fund’s portfolio composition1 was as follows:

	Percentage of Total Investments	[2]

Repurchase Agreements	95.5%

U.S. Treasury Securities	4.5%

TOTAL	100.0%

At July 31, 2005, the Fund’s effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments	[2]

1-7 Days	88.1%

8-30 Days	2.2%

31-90 Days	7.5%

91-180 Days	0.0%

181 Days or more	2.2%

TOTAL	100.0%

1 See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2005

Principal Amount			Value

		U.S. TREASURY--4.4%
		U.S. Treasury Bills--2.2%
$18,000,000	[1]	United States Treasury Bills, 2.765%--2.805%, 8/18/2005	$17,976,384

		U.S. Treasury Notes--2.2%
2,500,000		United States Treasury Notes, 2.500%, 5/31/2006	2,479,696
15,500,000		United States Treasury Notes, 2.750%, 6/30/2006	15,363,944

		TOTAL	17,843,640

		TOTAL U.S. TREASURY	35,820,024

		REPURCHASE AGREEMENTS--95.6%
145,000,000		Interest in $1,633,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.280%, dated 7/29/2005 to be repurchased at $145,039,633 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,666,116,269	145,000,000
145,000,000		Interest in $1,750,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.280%, dated 7/29/2005 to be repurchased at $145,039,633 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $1,785,010,117	145,000,000
10,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.180%, dated 7/29/2005 to be repurchased at $10,002,650 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2029, collateral market value $102,027,332	10,000,000
145,000,000		Interest in $1,252,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 3.280%, dated 7/29/2005 to be repurchased at $145,039,633 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $1,277,526,277	145,000,000
130,000,000		Interest in $1,800,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.280%, dated 7/29/2005 to be repurchased at $130,035,533 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2023, collateral market value $1,836,920,201	130,000,000
15,000,000	[2]	Interest in $275,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.320%, dated 6/22/2005 to be repurchased at $15,170,150 on 10/24/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2026, collateral market value $281,508,976	15,000,000
10,000,000		Interest in $250,000,000 joint repurchase agreement with State Street Bank and Trust Co., 3.210%, dated 7/29/2005 to be repurchased at $10,002,675 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2016, collateral market value $258,096,302	10,000,000
10,000,000		Interest in $139,178,000 joint repurchase agreement with UBS Securities LLC, 3.180%, dated 7/29/2005 to be repurchased at $10,002,650 on 8/1/2005, collateralized by a U.S. Treasury Obligation with a maturity of 7/15/2010, collateral market value $141,962,360	10,000,000
$15,000,000	[2]	Interest in $250,000,000 joint repurchase agreement with UBS Securities LLC, 3.200%, dated 5/24/2005 to be repurchased at $15,170,667 on 9/30/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $256,502,923	$15,000,000
30,000,000	[2]	Interest in $473,000,000 joint repurchase agreement with UBS Securities LLC, 3.200%, dated 6/10/2005 to be repurchased at $30,253,333 on 9/16/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $484,461,299	30,000,000
110,512,000		Interest in $1,950,000,000 joint repurchase agreement with UBS Securities LLC, 3.280%, dated 7/29/2005 to be repurchased at $110,542,207 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,989,004,746	110,512,000

		TOTAL REPURCHASE AGREEMENTS	765,512,000

		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST)3	801,332,024

		OTHER ASSETS AND LIABILITIES--NET--(0.0)%	(348,463)

		TOTAL NET ASSETS--100%	$800,983,561

1 Discount rate at time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2005

Assets:
Investments in repurchase agreements	$765,512,000
Investments in securities	35,820,024

Total investments in securities, at amortized cost and value		$801,332,024
Income receivable		515,551
Receivable for shares sold		135,225

TOTAL ASSETS		801,982,800

Liabilities:
Payable for shares redeemed	33,620
Income distribution payable	554,456
Payable for Directors’/Trustees’ fees	251
Payable for shareholder services fee (Note 5)	151,798
Payable for transfer and dividend disbursing agent fees and expenses	98,398
Payable to bank	131,402
Accrued expenses	29,314

TOTAL LIABILITIES		999,239

Net assets for 800,979,760 shares outstanding		$800,983,561

Net Assets Consist of:
Paid-in capital		$800,977,771
Undistributed net investment income		5,790

TOTAL NET ASSETS		$800,983,561

Net Asset Value, Offering Price and Redemption Proceeds per Share:
$800,983,561 ÷ 800,979,760 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2005

Investment Income:
Interest			$18,832,771

Expenses:
Investment adviser fee (Note 5)		$4,138,947
Administrative personnel and services fee (Note 5)		664,486
Custodian fees		44,553
Transfer and dividend disbursing agent fees and expenses		251,444
Directors’/Trustees’ fees		6,779
Auditing fees		11,764
Legal fees		7,801
Portfolio accounting fees		113,600
Shareholder services fee (Note 5)		2,066,141
Share registration costs		44,814
Printing and postage		20,587
Insurance premiums		14,374
Miscellaneous		17,958

TOTAL EXPENSES		7,403,248

Waivers (Note 5):
Waiver of investment adviser fee	$(2,366,241)
Waiver of administrative personnel and services fee	(33,711)
Waiver of shareholder services fee	(79,446)

TOTAL WAIVERS		(2,479,398)

Net expenses			4,923,850

Net investment income			$13,908,921

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2005	2004

Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,908,921	$4,523,988
Net realized gain on investments	--	109,489

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,908,921	4,633,477

Distributions to Shareholders:
Distributions from net investment income	(13,909,324)	(4,592,046)
Distributions from net realized gain on investments	--	(109,489)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,909,324)	(4,701,535)

Share Transactions:
Proceeds from sale of shares	4,492,706,349	4,963,998,122
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs U.S. Treasury Money Market Fund	--	80,604,353
Net asset value of shares issued to shareholders in payment of distributions declared	8,185,540	2,298,718
Cost of shares redeemed	(4,556,505,939)	(5,283,758,755)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(55,614,050)	(236,857,562)

Change in net assets	(55,614,453)	(236,925,620)

Net Assets:
Beginning of period	856,598,014	1,093,523,634

End of period (including undistributed net investment income of $5,790 and $6,193, respectively)	$800,983,561	$856,598,014

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

On September 26, 2003, the Fund received a tax-free transfer of assets from the Riggs U.S. Treasury Money Market Fund as follows:

Shares of the Fund Issued	Net Assets of the Fund Prior to Combination	Riggs U.S. Treasury Money Market Fund Net Assets Received	Net Assets of the Fund Immediately After Combination

80,606,342	$1,052,524,459	$80,604,353	$1,133,128,812

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2005		2004

	Shares	Amount	Shares	Amount

Shares sold	4,492,706,349	$4,492,706,349	4,963,998,122	$4,963,998,122
Shares issued in connection with the tax- free transfer of assets from Riggs U.S. Treasury Money Market Fund	--	--	80,606,342	80,604,353
Shares issued to shareholders in payment of distributions declared	8,185,540	8,185,540	2,298,718	2,298,718
Shares redeemed	(4,556,505,939)	(4,556,505,939)	(5,283,758,755)	(5,283,758,755)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(55,614,050)	$(55,614,050)	(236,855,573)	$(236,857,562)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2005 and 2004 was as follows:

	2005	2004

Ordinary income[1]	$13,909,324	$4,701,535

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$560,246

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund’s Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSSC retained $397,314 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF AUTOMATED GOVERNMENT MONEY TRUST:

We have audited the accompanying statement of assets and liabilities of Automated Government Money Trust (the Fund) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Government Money Trust, a portfolio of Money Market Obligations Trust, at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
September 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is “interested” because his son-in-law is employed by the Fund’s principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998

Principal Occupations: Principal Financial Officer and Treasurer
of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Susan R. Hill has been the Fund’s Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund’s Board has reviewed the Fund’s investment advisory contract. The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund’s investment objectives; the Adviser’s management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund’s relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund’s Board is aware of these factors and is guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated’s “profitability” and/or “costs” (which would include an assessment as to whether “economies of scale” would be realized if the fund were to grow to some sufficient size). In the Board’s view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine “economies of scale,” its experience has been that such “economies” are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund’s performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call
1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of the Federated Investors website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

Automated Government Money Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N815

28845 (9/05)

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout the Period)

Period Ended July 31	2005	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.009
Less Distributions:
Distributions from net investment income	(0.009)
Net Asset Value, End of Period	$1.00
Total Return [2]	0.87%

Ratios to Average Net Assets:
Expenses	1.00	% [3]
Net investment income	2.23	% [3]
Expense waiver/reimbursement [4]	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,250,822

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 25, 2005 (commencement of operations) to July 31, 2005 with respect to "Actual" expense information; and February 1, 2005 to July 31, 2005 with respect to "Hypothetical" expense information.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,008.70	$4.32
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.84	$5.01

1 "Actual" expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the period from commencement of operations to July 31, 2005). "Hypothetical" expense information is presented on the basis of the full one-half year period to enable comparisons to other funds. It is based on assuming the same expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half year period).

Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	75.3%
U.S. Government Agency Securities	24.7%
TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	72.5%
8-30 Days	6.8%
31-90 Days	11.8%
91-180 Days	5.5%
181 Days or more	3.4%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2005

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--24.8%
$141,500,000	[1]	Federal Home Loan Bank System Discount Notes, 3.058% - 3.200%, 8/24/2005 - 9/9/2005	$141,163,846
190,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.27% - 3.59%, 8/2/2005 - 9/22/2005	189,897,384
137,025,000		Federal Home Loan Bank System Notes, 2.250% - 4.000%, 3/13/2006 - 8/18/2006	136,065,065
579,750,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 3.080% - 3.473%, 8/9/2005 -12/20/2005	575,675,842
127,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.340%, 9/27/2005	126,893,511
78,800,000		Federal Home Loan Mortgage Corp. Notes, 1.875% - 4.000%, 2/15/2006 - 8/15/2006	78,256,261
200,000,000	[1]	Federal National Mortgage Association Discount Notes, 3.110% - 3.175%, 8/17/2005 - 8/31/2005	199,597,195
100,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 3.270%, 9/9/2005	99,995,979
		TOTAL U.S. GOVERNMENT AGENCIES	1,547,545,083
		REPURCHASE AGREEMENTS--75.5%
1,500,000,000		Interest in $1,500,000,000 repurchase agreement with Barclays Capital, Inc., 3.320%, dated 7/29/2005 to be repurchased at $1,500,415,000 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/2/2014, collateral market value $1,530,000,358	1,500,000,000
1,100,000,000		Interest in $1,100,000,000 repurchase agreement with BNP Paribas Securities Corp., 3.320%, dated 7/29/2005 to be repurchased at $1,100,304,333 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2037, collateral market value $1,127,141,292	1,100,000,000
221,000,000		Interest in $367,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.280%, dated 7/29/2005 to be repurchased at $221,060,407 on 8/1/2005, collateralized by U.S. Government Agency Obligation with maturity of 7/15/2012, collateral market value $374,340,387	221,000,000
200,000,000		Interest in $200,000,000 repurchase agreement with Citigroup Global Markets, Inc., 3.363%, dated 7/29/2005 to be repurchased at $200,056,042 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $206,000,001	200,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$200,000,000	[3]	Interest in $200,000,000 repurchase agreement with Citigroup Global Markets, Inc., 3.500%, dated 7/27/2005 to be repurchased at $200,019,444 on 9/27/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2033, collateral market value $204,635,430	$200,000,000
300,000,000		Interest in $1,000,000,000 joint repurchase agreement with Countrywide Securities Corp., 3.320% dated 7/29/2005 to be repurchased at $300,083,000 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $1,020,000,001	300,000,000
200,000,000	[3]	Interest in $200,000,000 repurchase agreement with Goldman Sachs & Co., 3.290%, dated 7/5/2005 to be repurchased at $200,018,278 on 8/5/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/27/2030, collateral market value $204,000,000	200,000,000
1,000,000,000		Interest in $1,000,000,000 repurchase agreement with Goldman Sachs & Co., 3.310%, dated 7/29/2005 to be repurchased at $1,000,275,833 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/15/2035, collateral market value $1,028,865,368	1,000,000,000
		TOTAL REPURCHASE AGREEMENTS	4,721,000,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [4]	6,268,545,083
		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(17,723,078)
		TOTAL NET ASSETS--100%	$6,250,822,005

1 Discount rate at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2005

Assets:
Investments in repurchase agreements	$4,721,000,000
Investments in securities	1,547,545,083
Total investments in securities, at amortized cost and value		$6,268,545,083
Income receivable		5,302,674
TOTAL ASSETS		6,273,847,757
Liabilities:
Payable for investments purchased	18,003,630
Payable to bank	390,877
Payable for distribution services fee (Note 5)	2,389,330
Payable for shareholder services fee (Note 5)	1,327,400
Accrued expenses	914,515
TOTAL LIABILITIES		23,025,752
Net assets for 6,250,654,795 shares outstanding		$6,250,822,005
Net Assets Consist of:
Paid-in capital		$6,250,654,795
Undistributed net investment income		167,210
TOTAL NET ASSETS		$6,250,822,005
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$6,250,822,005 ÷ 6,250,654,795 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended July 31, 2005 1

Investment Income:
Interest			$42,355,568
Expenses:
Investment adviser fee (Note 5)		$3,926,526
Administrative personnel and services fee (Note 5)		1,047,301
Custodian fees		41,298
Transfer and dividend disbursing agent fees and expenses		1,386,386
Auditing fees		13,000
Legal fees		3,964
Portfolio accounting fees		28,547
Distribution services fee (Note 5)		7,198,623
Shareholder services fee (Note 5)		3,272,097
Share registration costs		335,067
Printing and postage		7,500
Miscellaneous		2,142
TOTAL EXPENSES		17,262,451
Waivers (Note 5):
Waiver of investment adviser fee	$(2,751,101)
Waiver of administrative personnel and services fee	(49,965)
Waiver of distribution services fee	(1,308,833)
TOTAL WAIVERS		(4,109,899)
Net expenses			13,152,552
Net investment income			$29,203,016

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended July 31	2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$29,203,016
Distributions to Shareholders:
Distributions from net investment income	(29,035,806)
Share Transactions:
Proceeds from sale of shares	9,261,068,939
Net asset value of shares issued to shareholders in payment of distributions declared	29,011,414
Cost of shares redeemed	(3,039,425,558)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,250,654,795
Change in net assets	6,250,822,005
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $167,210)	$6,250,822,005

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At July 31, 2005, capital paid-in aggregated $6,250,654,795.

The following table summarizes share activity:

Period Ended July 31	2005 [1]
Shares sold	9,261,068,939
Shares issued to shareholders in payment of distributions declared	29,011,414
Shares redeemed	(3,039,425,558)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,250,654,795

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended July 31, 2005, was as follows:

Ordinary income	$29,035,806

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$167,210

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.30% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the period ended July 31, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the period ended July 31, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT RESERVES FUND:

We have audited the accompanying statement of assets and liabilities of Federated Government Reserves Fund (the Fund) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from February 25, 2005 (commencement of operations) to July 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the period from February 25, 2005 (commencement of operations) to July 31, 2005, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new product, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund. During its review of the contract, the Board considered several factors, among the most material of which are: the Fund's proposed investment objectives and proposed investment program; the Adviser's management philosophy, investment and operating strategies, personnel, and processes to implement the proposed investment program; Federated's business rationale for proposing the creation of the Fund (including estimates for near-term growth of the Fund); the design and positioning of the Fund within Federated's overall product lineup; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services expected to be provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below. The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing, and working with Federated on matters relating to, the Federated family of funds, and was assisted in its deliberations by the advice of independent legal counsel.

With respect to the Fund's proposed advisory fee, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, and they are readily available to potential investors in the Fund as alternative investment vehicles. The range of their fees therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund would be competing.

Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as past fund performance, the Adviser's cost of providing services, the extent to which the Adviser may realize "economies of scale" as the Fund grows, and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts ( e.g. , for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board based its decision to approve the advisory contract (and, thus, effectively to "select" the Adviser) on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Government Reserves Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608918205

33543 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005 [1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020	0.007	0.011	0.022	0.054
Less Distributions:
Distributions from net investment income	(0.020)	(0.007)	(0.011)	(0.022)	(0.054)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.97%	0.71%	1.12%	2.23%	5.55%

Ratios to Average Net Assets:
Expenses	0.47%	0.46%	0.46%	0.46%	0.46%
Net investment income	1.91%	0.71%	1.15%	2.27%	5.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$114,763	$148,324	$180,849	$289,339	$389,906

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,012.40	$2.35
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.46	$2.36

1 Expenses are equal to the Fund's annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Investments [2]
Commercial Paper & Notes	47.5%
Variable Rate Instruments	32.4%
Repurchase Agreements	12.0%
Bank Instruments	8.1%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	73.0%	Prime-1	99.1%
A-1	24.2%
A-2	1.9%	Prime-2	0.0%
Not rated by S&P	0.9%	Not rated by Moody's	0.9%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments,0.9% do not have short-term ratings by either of these NRSROs.

At July 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	47.8	% [5]
8-30 Days	28.5%
31-90 Days	14.3%
91-180 Days	2.6%
181 Days or more	6.8%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 14.5% of the Fund's portfolio.

Portfolio of Investments

July 31, 2005

Principal Amount			Value
		ASSET-BACKED SECURITIES--7.0%
		Finance - Automotive--3.8%
$4,111,431		Merrill Auto Trust Securitization 2005-1, Class A1, 3.472%, 6/26/2006	$4,111,432
236,322		WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006	236,322
		TOTAL	4,347,754
		Finance - Equipment--0.6%
643,244		CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006	643,244
		Finance - Retail--2.6%
3,000,000		Permanent Financing (No. 6) PLC, Class A-1, 3.320%, 9/10/2005	3,000,000
		TOTAL ASSET-BACKED SECURITIES	7,990,998
		CERTIFICATES OF DEPOSIT--8.3%
		Banking--8.3%
1,500,000		Citibank N.A., New York, 3.270%, 9/6/2005	1,500,000
4,000,000		Credit Suisse, Zurich, 3.280% - 3.640%, 9/7/2005 - 11/1/2005	4,000,000
1,000,000		HSBC Bank USA, 3.955%, 7/18/2006	1,000,000
1,000,000		Societe Generale, Paris, 3.550%, 1/25/2006	1,000,000
1,000,000		Svenska Handelsbanken, Stockholm, 4.045%, 7/26/2006	1,000,048
1,000,000		Toronto Dominion Bank, 3.570%, 2/21/2006	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	9,500,048
		COLLATERALIZED LOAN AGREEMENT--2.6%
		Brokerage--2.6%
3,000,000		Merrill Lynch & Co., Inc., 3.463%, 8/1/2005	3,000,000
		COMMERCIAL PAPER--38.0% [1]
		Banking--12.6%
1,000,000		Barclays US Funding Corp., (Guaranteed by Barclays Bank PLC), 2.870%, 8/2/2005	999,920
1,000,000		DePfa Bank PLC, 3.550%, 10/17/2005	992,407
2,000,000		Dexia Delaware LLC, 3.370%, 9/23/2005	1,990,077
6,500,000	[2]	Fountain Square Commercial Funding Corp., 3.130% - 3.150%, 8/5/2005 - 8/9/2005	6,497,211
2,000,000	[2]	Long Lane Master Trust IV, (Bank of America N.A. Swap Agreement), 3.280%, 9/8/2005	1,993,076
2,000,000	[2]	Ticonderoga Funding LLC, (Bank of America N.A. Swap Agreement), 3.370%, 8/18/2005	1,996,817
		TOTAL	14,469,508
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Finance - Automotive--2.6%
$3,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 3.280%, 8/15/2005	$2,996,173
		Finance - Commercial--6.6%
5,538,000		CIT Group, Inc., 2.910% - 3.130%, 8/5/2005 - 8/8/2005	5,535,856
2,000,000	[2]	Jupiter Securitization Corp., 3.380%, 8/18/2005	1,996,808
		TOTAL	7,532,664
		Finance - Retail--4.3%
667,000	[2]	Falcon Asset Securitization Corp., 3.400%, 8/22/2005	665,677
3,300,000	[2]	Paradigm Funding LLC, 3.185% - 3.340%, 8/22/2005 - 9/16/2005	3,289,531
1,000,000	[2]	Tulip Funding Corp., 3.190%, 8/22/2005	998,139
		TOTAL	4,953,347
		Finance - Securities--9.7%
2,200,000	[2]	Georgetown Funding Co. LLC, 3.390% - 3.500%, 8/30/2005 - 9/22/2005	2,191,203
4,000,000	[2]	Grampian Funding LLC, 3.060%, 8/16/2005	3,994,900
5,000,000	[2]	Perry Global Funding LLC, (Series A), 3.230%, 8/15/2005	4,993,719
		TOTAL	11,179,822
		Insurance--2.2%
2,500,000	[2]	Aspen Funding Corp., 3.130%, 8/3/2005	2,499,565
		TOTAL COMMERCIAL PAPER	43,631,079
		CORPORATE BONDS--0.7%
		Banking--0.2%
280,000		Bank of America Corp., 6.750%, 9/15/2005	281,068
		Brokerage--0.5%
550,000		Goldman Sachs Group, Inc., 7.625%, 8/17/2005	550,969
		TOTAL CORPORATE BONDS	832,037
		NOTES - VARIABLE--32.9% [3]
		Banking--11.1%
3,000,000		Barclays Bank PLC, 3.283%, 8/5/2005	2,999,515
1,455,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 3.640%, 8/4/2005	1,455,000
500,000		Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	500,000
2,000,000	[2]	HBOS Treasury Services PLC, 3.330%, 8/22/2005	2,000,000
3,000,000		HBOS Treasury Services PLC, 3.510%, 9/26/2005	3,000,000
2,500,000		Wells Fargo & Co., 3.390% - 3.450%, 8/2/2005 - 8/14/2005	2,500,000
260,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	260,000
		TOTAL	12,714,515
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Brokerage--4.4%
$2,000,000	[2]	Merrill Lynch & Co., Inc., 3.550%, 8/11/2005	$2,000,000
3,000,000		Morgan Stanley, 3.395%, 8/1/2005	3,000,000
		TOTAL	5,000,000
		Finance - Commercial--1.7%
2,000,000	[2]	Compass Securitization LLC, 3.364%, 8/18/2005	1,999,915
		Government Agency--8.7%
10,045,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA LOC), 3.380%, 8/4/2005	10,045,000
		Insurance--7.0%
5,000,000		Monumental Life Insurance Co., 3.690%, 8/1/2005	5,000,000
1,000,000	[2]	Pacific Life Global Funding, 3.330%, 8/4/2005	1,000,031
2,000,000		Travelers Insurance Co., 3.440%, 9/6/2005	2,000,000
		TOTAL	8,000,031
		TOTAL NOTES - VARIABLE	37,759,461
		REPURCHASE AGREEMENT--12.2%
13,948,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 3.310%, dated 7/29/2005 to be repurchased at $13,951,847 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2042, collateral market value $1,549,418,991	13,948,000
		TOTAL INVESTMENTS--101.7% (AMORTIZED COST) [4]	116,661,623
		OTHER ASSETS AND LIABILITIES - NET--(1.7)%	(1,899,023)
		TOTAL NET ASSETS--100%	$114,762,600

1 Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $38,116,592 which represents 33.2% of total net assets.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2005

Assets:
Investments in securities	$102,713,623
Investments in repurchase agreements	13,948,000
Total investments in securities, at amortized cost and value		$116,661,623
Cash		79,938
Income receivable		176,723
Receivable for shares sold		37,346
TOTAL ASSETS		116,955,630
Liabilities:
Payable for investments purchased	$2,000,000
Payable for shares redeemed	15,880
Income distribution payable	158,173
Payable for Directors'/Trustees' fees	54
Accrued expenses	18,923
TOTAL LIABILITIES		2,193,030
Net assets for 114,762,965 shares outstanding		$114,762,600
Net Assets Consist of:
Paid-in capital		$114,762,965
Distributions in excess of net investment income		(365)
TOTAL NET ASSETS		$114,762,600
Net Asset Value, Offering Price, and Redemption Proceeds Per Share:
$114,762,600 ÷ 114,762,965 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2005

Investment Income:
Interest			$3,098,896
Expenses:
Investment adviser fee (Note 5)		$520,350
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		22,810
Transfer and dividend disbursing agent fees and expenses		23,313
Directors'/Trustees' fees		1,363
Auditing fees		14,585
Legal fees		7,626
Portfolio accounting fees		45,553
Shareholder services fee (Note 5)		325,219
Share registration costs		26,324
Printing and postage		10,076
Insurance premiums		8,975
Miscellaneous		1,079
TOTAL EXPENSES		1,157,273
Waivers (Note 5):
Waiver of investment adviser fee	$(196,648)
Waiver of administrative personnel and services fee	(23,698)
Waiver of shareholder services fee	(325,219)
TOTAL WAIVERS		(545,565)
Net expenses			611,708
Net investment income			$2,487,188

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,487,188	$1,186,631
Distributions to Shareholders:
Distributions from net investment income	(2,488,950)	(1,184,676)
Share Transactions:
Proceeds from sale of shares	397,334,161	531,071,608
Net asset value of shares issued to shareholders in payment of distributions declared	775,148	495,965
Cost of shares redeemed	(431,669,368)	(564,094,084)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(33,560,059)	(32,526,511)
Change in net assets	(33,561,821)	(32,524,556)
Net Assets:
Beginning of period	148,324,421	180,848,977
End of period (including undistributed (distributions in excess of) net investment income of $(365) and $1,397, respectively)	$114,762,600	$148,324,421

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Federated Master Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At July 31, 2005, capital paid-in aggregated $114,762,965. The following table summarizes share activity:

Year Ended July 31	2005	2004
Shares sold	397,334,161	531,071,608
Shares issued to shareholders in payment of distributions declared	775,148	495,965
Shares redeemed	(431,669,368)	(564,094,084)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(33,560,059)	(32,526,511)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2005 and 2004 was as follows:

	2005	2004
Ordinary income [1]	$2,488,950	$1,184,676

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$157,808

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Trustees, upon the recommendation of the Audit Committee, appointed Ernst & Young LLP ("E&Y") as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP ("D&T") declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended July 31, 2004 and 2003, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended July 31, 2004 and 2003: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending July 31, 2005. During the Fund's fiscal years ended July 31, 2004 and 2003 and the interim period commencing August 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

8. SUBSEQUENT EVENT

On August 5, 2005, the Fund received a tax-free transfer of assets from Money Market Trust, which was managed by the Fund's Adviser.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED MASTER TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Master Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2005, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended July 31, 2004 and the financial highlights for each of the four years in the period then ended were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Master Trust, a portfolio of Money Market Obligations Trust, at July 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long-term performance; the Adviser's management philosophy, investment and operating strategies, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, the presence of expense limitations (if any) may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N740

28846 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,				Period Ended		Year Ended
	2005	2004	2003	2002	7/31/2001	[1]	12/31/2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.019	0.006	0.010	0.020	0.027		0.059
Less Distributions:
Distributions from net investment income	(0.019)	(0.006)	(0.010)	(0.020)	(0.027)		(0.059)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.93%	0.65%	1.04%	1.97%	2.71%		6.03%

Ratios to Average Net Assets:
Expenses	0.46%	0.46%	0.46%	0.46%	0.46	% [3]	0.46%
Net investment income	1.91%	0.64%	1.03%	1.95%	4.62	% [3]	5.87%
Expense waiver/reimbursement [4]	0.45%	0.40%	0.38%	0.36%	0.33	% [3]	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$110,588	$128,039	$220,547	$212,948	$241,676		$285,259

1 The Fund changed its fiscal year end from December 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,012.20	$2.30
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.51	$2.31

1 Expenses are equal to the Fund's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	66.5%
U.S. Government Agency Securities	33.5%
TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	51.6%
8-30 Days	22.5%
31-90 Days	20.1%
91-180 Days	3.3%
181 Days or more	2.5%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2005

Principal Amount			Value
		GOVERNMENT AGENCIES--37.0%
$8,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.100% - 3.270%, 8/2/2005 - 9/13/2005	$7,996,260
1,885,000		Federal Home Loan Bank System Notes, 2.375% - 4.000%, 5/22/2006 - 8/18/2006	1,871,095
8,914,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.855% - 3.350%, 8/9/2005 - 12/6/2005	8,866,594
7,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.184% - 3.340%, 8/7/2005 - 9/27/2005	6,999,162
2,140,000		Federal Home Loan Mortgage Corp. Notes, 1.875% - 5.250%, 1/15/2006 - 8/11/2006	2,141,476
2,000,000	[2]	Federal National Mortgage Association Discount Notes, 2.910%, 8/17/2005	1,997,413
11,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.220% - 3.373%, 8/9/2005 - 9/9/2005	10,998,402
		TOTAL GOVERNMENT AGENCIES	40,870,402
		REPURCHASE AGREEMENTS--73.3%
24,000,000		Interest in $663,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.320%, dated 7/29/2005 to be repurchased at $24,006,640 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $677,779,473	24,000,000
10,000,000		Interest in $1,600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.363%, dated 7/29/2005 to be repurchased at $10,002,802 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $1,644,135,004	10,000,000
4,000,000	[3]	Interest in $550,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.500%, dated 7/27/2005 to be repurchased at $4,024,111 on 9/27/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2035, collateral market value $565,677,502	4,000,000
2,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.430%, dated 7/15/2005 to be repurchased at $2,011,433 on 9/16/2005, collateralized by U.S. Government Agency Obligations and a U.S. Treasury Obligation with various maturities to 8/1/2035, collateral market value $520,485,464	2,000,000
3,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.430%, dated 7/18/2005 to be repurchased at $3,016,864 on 9/16/2005, collateralized by U.S. Government Agency Obligations and a U.S. Treasury Obligation with various maturities to 8/1/2035, collateral market value $520,483,335	3,000,000
2,000,000	[3]	Interest in $350,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.550%, dated 7/19/2005 to be repurchased at $2,017,947 on 10/19/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligation with various maturities to 7/1/2035, collateral market value $372,473,862	2,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$2,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.280%, dated 7/13/2005 to be repurchased at $2,004,920 on 8/9/2005, collateralized by U.S. Government Agency Obligations and a U.S. Treasury Obligation with various maturities to 7/1/2035, collateral market value $514,518,090	$2,000,000
5,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.290%, dated 7/5/2005 to be repurchased at $5,014,165 on 8/5/2005, collateralized by U.S. Government Agency Obligations and a U.S. Treasury Obligation with various maturities to 7/1/2035, collateral market value $308,417,119	5,000,000
13,000,000		Interest in $2,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.320%, dated 7/29/2005 to be repurchased at $13,003,597 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $2,049,630,426	13,000,000
2,000,000	[3]	Interest in $550,000,000 joint repurchase agreement with Goldman Sachs & Co., 3.290%, dated 7/5/2005 to be repurchased at $2,005,483 on 8/5/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $564,923,568	2,000,000
4,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 3.290%, dated 6/20/2005 to be repurchased at $4,022,664 on 8/22/2005, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2034, collateral market value $513,581,070	4,000,000
5,000,000	[3]	Interest in $700,000,000 joint repurchase agreement with UBS Securities LLC, 3.150%, dated 5/6/2005 to be repurchased at $5,040,250 on 8/9/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/25/2035, collateral market value $726,151,284	5,000,000
5,094,000		Interest in $1,950,000,000 joint repurchase agreement with UBS Securities LLC, 3.280%, dated 7/29/2005 to be repurchased at $5,095,392 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,989,004,746	5,094,000
		TOTAL REPURCHASE AGREEMENTS	81,094,000
		TOTAL INVESTMENTS--110.3% (AT AMORTIZED COST) [4]	121,964,402
		OTHER ASSETS AND LIABILITIES - NET--(10.3)%	(11,376,628)
		TOTAL NET ASSETS--100%	$110,587,774

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2005

Assets:
Investments in securities	$40,870,402
Investments in repurchase agreements	81,094,000
Total investments in securities, at amortized cost and value		$121,964,402
Income receivable		238,104
Receivable for shares sold		5,439
TOTAL ASSETS		122,207,945
Liabilities:
Payable for investments purchased	444,488
Payable for shares redeemed	10,931,847
Income distribution payable	191,330
Payable to bank	17,907
Payable for transfer and dividend disbursing agent fees and expenses	21,624
Payable for portfolio accounting fees	3,849
Accrued expenses	9,126
TOTAL LIABILITIES		11,620,171
Net assets for 110,587,530 shares outstanding		$110,587,774
Net Assets Consist of:
Paid-in capital		$110,587,530
Undistributed net investment income		244
TOTAL NET ASSETS		$110,587,774
Net Asset Value, Offering Price, and Redemption Proceeds per Share:
$110,587,774 ÷ 110,587,530 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2005

Investment Income:
Interest			$3,027,248
Expenses:
Investment adviser fee (Note 5)		$510,185
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		14,293
Transfer and dividend disbursing agent fees and expenses		58,613
Directors'/Trustees' fees		1,394
Auditing fees		13,015
Legal fees		7,681
Portfolio accounting fees		45,421
Shareholder services fee (Note 5)		318,866
Share registration costs		22,192
Printing and postage		12,744
Insurance premiums		8,787
Miscellaneous		1,284
TOTAL EXPENSES		1,164,475
Waivers (Note 5):
Waiver of investment adviser fee	$(229,795)
Waiver of administrative personnel and services fee	(23,723)
Waiver of shareholder services fee	(318,866)
TOTAL WAIVERS		(572,384)
Net expenses			592,091
Net investment income			$2,435,157

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,435,157	$1,085,542
Distributions to Shareholders:
Distributions from net investment income	(2,434,832)	(1,084,534)
Share Transactions:
Proceeds from sale of shares	343,625,826	474,499,458
Net asset value of shares issued to shareholders in payment of distributions declared	981,168	474,612
Cost of shares redeemed	(362,058,240)	(567,483,559)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(17,451,246)	(92,509,489)
Change in net assets	(17,450,921)	(92,508,481)
Net Assets:
Beginning of period	128,038,695	220,547,176
End of period (including undistributed (distributions in excess of) net investment income of $244 and $(81), respectively)	$110,587,774	$128,038,695

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Federated Short-Term U.S. Government Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to provide high income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2005	2004
Shares sold	343,625,826	474,499,458
Shares issued to shareholders in payment of distributions declared	981,168	474,612
Shares redeemed	(362,058,240)	(567,483,559)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(17,451,246)	(92,509,489)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$2,434,832	$1,084,534

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$191,574

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. SUBSEQUENT EVENT

On August 5, 2005, the Fund received a tax-free transfer of assets from Trust for Short-Term U.S. Government Securities, which was managed by the Fund's Adviser.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term U.S. Government Trust (the Fund) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term U.S. Government Trust, a portfolio of Money Market Obligations Trust, at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long-term performance; the Adviser's management philosophy, investment and operating strategies, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, the presence of expense limitations (if any) may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Short-Term U.S. Government Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N765

28726 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.009	0.013	0.021	0.054
Net realized and unrealized gain on investments	--	--	--	0.001	--
TOTAL FROM INVESTMENT OPERATIONS	0.022	0.009	0.013	0.022	0.054
Less Distributions:
Distributions from net investment income	(0.022)	(0.009)	(0.013)	(0.021)	(0.054)
Distributions from net realized gain on investments	--	--	--	(0.001)	--
TOTAL DISTRIBUTIONS	(0.022)	(0.009)	(0.013)	(0.022)	(0.054)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	2.17%	0.89%	1.26%	2.22%	5.61%

Ratios to Average Net Assets:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.15%	0.88%	1.25%	2.16%	5.36%
Expense waiver/reimbursement [2]	0.34%	0.35%	0.34%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,206,111	$1,159,503	$1,521,953	$1,798,217	$2,280,317

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,013.30	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.00

1 Expenses are equal to the Fund's Institutional Shares annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Government Agency Securities	100.0%
TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	20.8%
8-30 Days	49.4%
31-90 Days	25.5%
91-180 Days	1.6%
181 Days or more	2.7%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2005

Principal Amount			Value
		GOVERNMENT AGENCIES--100.4%
$40,800,000	[1]	Federal Farm Credit System Discount Note, 3.200%, 8/15/2005	$40,749,226
937,025,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.230% - 3.4375%, 8/1/2005 - 10/6/2005	936,877,210
17,000,000		Federal Farm Credit System Notes, 1.700% - 5.625%, 8/4/2005 - 1/23/2006	17,119,007
1,531,457,000	[1]	Federal Home Loan Bank System Discount Notes, 2.830% - 3.498%, 8/1/2005 - 12/21/2005	1,527,892,476
209,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.100% - 3.363%, 8/2/2005 - 9/29/2005	208,891,036
140,585,000		Federal Home Loan Bank System Notes, 1.500% - 5.910%, 8/26/2005 - 8/18/2006	140,017,487
145,000,000	[1]	Tennessee Valley Authority Discount Notes, 3.195% - 3.210%, 8/25/2005 - 9/15/2005	144,583,848
		TOTAL INVESTMENTS--100.4% (AT AMORTIZED COST) [3]	3,016,130,290
		OTHER ASSETS AND LIABILITIES - NET--(0.4)%	(12,143,328)
		TOTAL NET ASSETS--100%	$3,003,986,962

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2005

Assets:
Total investments in securities, at amortized cost and value		$3,016,130,290
Income receivable		3,989,097
Receivable for shares sold		21,292
TOTAL ASSETS		3,020,140,679
Liabilities:
Payable for investments purchased	$10,012,212
Payable for shares redeemed	16,674
Payable to bank	432,166
Payable for shareholder services fee (Note 5)	383,569
Income distribution payable	5,231,297
Accrued expenses	77,799
TOTAL LIABILITIES		16,153,717
Net assets for 3,003,970,969 shares outstanding		$3,003,986,962
Net Assets Consist of:
Paid-in capital		$3,003,970,969
Undistributed net investment income		15,993
TOTAL NET ASSETS		$3,003,986,962
Net Asset Value, Offering Price and Redemption Proceeds per Share:
Institutional Shares:
$1,206,111,223 ÷ 1,206,129,871 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,797,875,739 ÷ 1,797,841,098 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2005

Investment Income:
Interest			$67,407,085
Expenses:
Investment adviser fee (Note 5)		$5,743,248
Administrative personnel and services fee (Note 5)		2,304,879
Custodian fees		119,873
Transfer and dividend disbursing agent fees and expenses		56,082
Directors'/Trustees' fees		22,460
Auditing fees		14,691
Legal fees		7,950
Portfolio accounting fees		176,513
Shareholder services fee--Institutional Shares (Note 5)		2,854,230
Shareholder services fee--Institutional Service Shares (Note 5)		4,324,708
Share registration costs		36,493
Printing and postage		16,056
Insurance premiums		28,227
Miscellaneous		28,177
TOTAL EXPENSES		15,733,587
Waivers (Note 5):
Waiver of investment adviser fee	$(2,553,990)
Waiver of administrative personnel and services fee	(116,702)
Waiver of shareholder services fee--Institutional Shares	(2,854,230)
TOTAL WAIVERS		(5,524,922)
Net expenses			10,208,665
Net investment income			$57,198,420

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$57,198,420	$24,266,563
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(24,544,085)	(12,471,302)
Institutional Service Shares	(32,638,685)	(11,796,663)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(57,182,770)	(24,267,965)
Share Transactions:
Proceeds from sale of shares	8,879,726,436	8,351,660,724
Net asset value of shares issued to shareholders in payment of distributions declared	16,250,172	5,495,391
Cost of shares redeemed	(8,808,500,655)	(8,958,899,980)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	87,475,953	(601,743,865)
Change in net assets	87,491,603	(601,745,267)
Net Assets:
Beginning of period	2,916,495,359	3,518,240,626
End of period (including undistributed net investment income of $15,993 and $343, respectively)	$3,003,986,962	$2,916,495,359

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The financial highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At July 31, 2005, capital paid-in aggregated $3,003,970,969.

The following tables summarize share activity:

Year Ended July 31	2005	2004
Institutional Shares:
Shares sold	4,281,102,291	3,575,149,870
Shares issued to shareholders in payment of distributions declared	6,541,528	2,436,869
Shares redeemed	(4,241,037,779)	(3,940,030,666)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	46,606,040	(362,443,927)

Year Ended July 31	2005	2004
Institutional Service Shares:
Shares sold	4,598,624,145	4,776,510,854
Shares issued to shareholders in payment of distributions declared	9,708,644	3,058,522
Shares redeemed	(4,567,462,876)	(5,018,869,314)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	40,869,913	(239,299,938)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	87,475,953	(601,743,865)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$57,182,770	$24,267,965

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$5,247,289

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSSC retained $9,380 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS TAX-MANAGED FUND OF THE INSTITUTIONAL SHARES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Government Obligations Tax-Managed Fund (the "Fund") (a portfolio of Money Market Obligations Trust) as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the Institutional Shares for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, other auditing procedures were performed. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 16, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS**

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham. was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since May 1995. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Government Obligations Tax-Managed Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856

33517 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

A Portfolio of Money Market Obligations Trust

26TH ANNUAL SHAREHOLDER REPORT

July 31, 2005

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,				Period Ended		Year Ended
	2005	2004	2003	2002	7/31/2001	[1]	3/31/2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.015	0.002	0.006	0.015	0.012		0.054
Less Distributions:
Distributions from net investment income	(0.015)	(0.002)	(0.006)	(0.015)	(0.012)		(0.054)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.47%	0.19%	0.57%	1.47%	1.21%		5.55%

Ratios to Average Net Assets:
Expenses	0.92%	0.92%	0.93%	0.96%	0.89	% [3]	0.95%
Net investment income	1.42%	0.20%	0.58%	1.46%	3.59	% [3]	5.41%
Expense waiver/reimbursement [4]	0.22%	0.28%	0.19%	0.15%	0.15	% [3]	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$270,162	$323,777	$443,485	$532,987	$525,484		$614,276

1 The fund changed its fiscal year end from March 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,				Period Ended		Year Ended
	2005	2004	2003	2002	7/31/2001	[1]	3/31/2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operation:
Net investment income	0.006	0.0001	0.001	0.006	0.009		0.045
Less Distributions:
Distributions from net investment income	(0.006)	(0.0001)	(0.001)	(0.006)	(0.009)		(0.045)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	0.62%	0.01%	0.05%	0.57%	0.90%		4.60%

Ratios to Average Net Assets:
Expenses	1.75%	1.10%	1.46%	1.86%	1.79	% [3]	1.85%
Net investment income	0.52%	0.02%	0.05%	0.53%	2.69	% [3]	4.51%
Expense waiver/reimbursement [4]	0.14%	0.85%	0.41%	--	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$54,502	$101,443	$122,807	$153,901	$89,739		$107,553

1 The fund changed its fiscal year end from March 31 to July 31.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout the Period)

Period Ended July 31	2005	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.003
Less Distributions:
Distributions from net investment income	(0.003)
Net Asset Value, End of Period	$1.00
Total Return [2]	0.33%

Ratios to Average Net Assets:
Expenses	1.82	% [3]
Net investment income	1.46	% [3]
Expense waiver/reimbursement [4]	0.00	% [3,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,285

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout the Period)

Period Ended July 31	2005	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.006
Less Distributions:
Distributions from net investment income	(0.006)
Net Asset Value, End of Period	$1.00
Total Return [2]	0.56%

Ratios to Average Net Assets:
Expenses	0.92	% [3]
Net investment income	3.57	% [3]
Expense waiver/reimbursement [4]	0.15	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$5

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period
Actual:
Class A Shares	$1,000	$1,009.90	$4.58 [1]
Class B Shares	$1,000	$1,005.40	$9.05 [1]
Class C Shares	$1,000	$1,003.30	$4.55 [2]
Class F Shares	$1,000	$1,005.60	$2.30 [2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.23	$4.61 [1]
Class B Shares	$1,000	$1,015.77	$9.10 [1]
Class C Shares	$1,000	$1,015.77	$9.10 [2]
Class F Shares	$1,000	$1,020.23	$4.61 [2]

1 For Class A Shares and Class B Shares, expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.82%

2 "Actual" expense information for the Fund's Class C Shares and Class F Shares is for the period from May 2, 2005 (date of initial public investment) to July 31, 2005. Actual expenses are equal to the Fund's Class C Shares and Class F Shares annualized expense ratio, multiplied by 91/365 (to reflect the period from initial public investment to July 31, 2005). "Hypothetical" expense information for Class C Shares and Class F Shares is presented on the basis of the full half-year period to enable comparisons to other funds. It is based on assuming the same expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period). The annualized expense ratios are as follows:

Class C Shares	1.82%
Class F Shares	0.92%

Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	63.8%
U.S. Government Agency Securities	36.2%
TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	49.7	% [4]
8-30 Days	22.8%
31-90 Days	22.1%
91-180 Days	2.1%
181 Days or more	3.3%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 39.9% of the Fund's portfolio.

Portfolio of Investments

July 31, 2005

Principal Amount			Value
		GOVERNMENT AGENCIES--36.2%
$13,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.100% - 3.265%, 8/2/2005 - 9/12/2005	$12,995,012
7,300,000		Federal Home Loan Bank System Notes, 2.500% - 4.000%, 2/24/2006 - 8/18/2006	7,259,803
22,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.855% - 3.350%, 8/9/2005 - 12/6/2005	21,894,158
21,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.184% - 3.340%, 8/7/2005 - 9/27/2005	21,495,808
4,515,000		Federal Home Loan Mortgage Corp. Notes, 1.875% - 5.250%, 1/15/2006 - 8/11/2006	4,500,245
3,000,000	[2]	Federal National Mortgage Association Discount Note, 2.910%, 8/17/2005	2,996,120
47,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.090% - 3.373%, 8/6/2005 - 9/9/2005	46,991,939
		TOTAL GOVERNMENT AGENCIES	118,133,085
		REPURCHASE AGREEMENTS--63.9%
65,000,000		Interest in $663,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.320%, dated 7/29/2005 to be repurchased at $65,017,983 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $677,779,473	65,000,000
30,000,000		Interest in $1,600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.363%, dated 7/29/2005 to be repurchased at $30,008,406 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $1,644,135,004	30,000,000
7,000,000	[3]	Interest in $550,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.500%, dated 7/27/2005 to be repurchased at $7,042,194 on 9/27/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2035, collateral market value $565,677,502	7,000,000
11,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.430%, dated 7/15/2005 to be repurchased at $11,062,883 on 9/16/2005, collateralized by U.S. Government Agency Obligations and a U.S. Treasury Obligation with various maturities to 8/1/2035, collateral market value $520,485,464	11,000,000
8,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.430%, dated 7/18/2005 to be repurchased at $8,044,971 on 9/16/2005, collateralized by U.S. Government Agency Obligations and a U.S. Treasury Obligation with various maturities to 8/1/2035, collateral market value $520,483,335	8,000,000
5,000,000	[3]	Interest in $350,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.550%, dated 7/19/2005 to be repurchased at $5,044,868 on 10/19/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 7/1/2035, collateral market value $372,473,862	5,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$15,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.280%, dated 7/13/2005 to be repurchased at $15,036,900 on 8/9/2005, collateralized by U.S. Government Agency Obligations and a U.S. Treasury Obligation with various maturities to 7/1/2035, collateral market value $514,518,090	$15,000,000
4,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.290%, dated 7/5/2005 to be repurchased at $4,011,332 on 8/5/2005, collateralized by U.S. Government Agency Obligations and a U.S. Treasury Obligation with various maturities to 7/1/2035, collateral market value $308,417,119	4,000,000
19,000,000		Interest in $2,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.320%, dated 7/29/2005 to be repurchased at $19,005,257 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $2,049,630,426	19,000,000
9,000,000	[3]	Interest in $550,000,000 joint repurchase agreement with Goldman Sachs & Co., 3.290%, dated 7/5/2005 to be repurchased at $9,024,675 on 8/5/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $564,923,568	9,000,000
13,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 3.290%, dated 6/20/2005 to be repurchased at $13,073,659 on 8/22/2005, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2034, collateral market value $513,581,070	13,000,000
6,000,000	[3]	Interest in $700,000,000 joint repurchase agreement with UBS Securities LLC, 3.150%, dated 5/6/2005 to be repurchased at $6,048,300 on 8/9/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/25/2035, collateral market value $726,151,284	6,000,000
16,149,000		Interest in $1,950,000,000 joint repurchase agreement with UBS Securities LLC, 3.280%, dated 7/29/2005 to be repurchased at $16,153,414 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,989,004,746	16,149,000
		TOTAL REPURCHASE AGREEMENTS	208,149,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [4]	326,282,085
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(327,383)
		TOTAL NET ASSETS--100%	$325,954,702

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2005

Assets:
Investments in repurchase agreements	$208,149,000
Investments in securities	118,133,085
Total investments in securities, at amortized cost and value		$326,282,085
Cash		160,899
Income receivable		660,758
Receivable for shares sold		410,299
TOTAL ASSETS		327,514,041
Liabilities:
Payable for investments purchased	1,001,221
Payable for shares redeemed	189,754
Income distribution payable	41,827
Payable for transfer and dividend disbursing agent fees and expenses	250,644
Payable for distribution services fee (Note 5)	36,268
Payable for shareholder services fee (Note 5)	35,122
Accrued expenses	4,503
TOTAL LIABILITIES		1,559,339
Net assets for 326,009,252 shares outstanding		$325,954,702
Net Assets Consist of:
Paid-in capital		$325,954,323
Undistributed net investment income		379
TOTAL NET ASSETS		$325,954,702
Net Asset Value and Offering Price per Share:
Class A Shares:
$270,162,366 ÷ 270,219,435 shares outstanding, no par value, unlimited shares authorized		$1.00
Class B Shares:
$54,502,477 ÷ 54,500,000 shares outstanding, no par value, unlimited shares authorized		$1.00
Class C Shares:
$1,284,778 ÷ 1,284,751 shares outstanding, no par value, unlimited shares authorized		$1.00
Class F Shares:
$5,081 ÷ 5,066 shares outstanding, no par value, unlimited shares authorized		$1.00
Redemption Proceeds per Share:
Class A Shares		$1.00
Class B Shares (94.50/100 of $1.00) [1]		$0.95
Class C Shares (99.00/100 of $1.00) [1]		$0.99
Class F Shares (99.00/100 of $1.00) [1]		$0.99

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2005

Investment Income:
Interest			$8,485,670
Expenses:
Investment adviser fee (Note 5)		$1,823,529
Administrative personnel and services fee (Note 5)		292,752
Custodian fees		41,419
Transfer and dividend disbursing agent fees and expenses		856,693
Directors'/Trustees' fees		3,328
Auditing fees		13,511
Legal fees		7,660
Portfolio accounting fees		94,827
Distribution services fee--Class B Shares (Note 5)		541,276
Distribution services fee--Class C Shares (Note 5)		847
Shareholder services fee--Class A Shares (Note 5)		730,987
Shareholder services fee--Class B Shares (Note 5)		180,425
Shareholder services fee--Class C Shares (Note 5)		282
Share registration costs		55,664
Printing and postage		71,398
Insurance premiums		10,751
Miscellaneous		2,906
TOTAL EXPENSES		4,728,255
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(251,132)
Waiver of administrative personnel and services fee	(14,846)
Waiver of shareholder services fee--Class A Shares	(438,565)
Reimbursement of shareholder services fee--Class B Shares	(43,960)
Reimbursement of distribution services fee--Class B Shares	(10,541)
TOTAL WAIVERS AND REIMBURSEMENTS		(759,044)
Net expenses			3,969,211
Net investment income			$4,516,459

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,516,459	$745,891
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,176,051)	(687,709)
Class B Shares	(382,107)	(9,250)
Class C Shares	(1,620)	--
Class F Shares	(5)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,559,783)	(696,959)
Share Transactions:
Proceeds from sale of shares	144,879,200	355,172,616
Net asset value of shares issued to shareholders in payment of distributions declared	4,223,068	640,712
Cost of shares redeemed	(248,324,583)	(496,934,702)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(99,222,315)	(141,121,374)
Change in net assets	(99,265,639)	(141,072,442)
Net Assets:
Beginning of period	425,220,341	566,292,783
End of period (including undistributed net investment income of $379 and $43,703, respectively)	$325,954,702	$425,220,341

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

Effective May 2, 2005, the Fund began offering Class C Shares and Class F Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At July 31, 2005, capital paid-in aggregated $325,954,323.

The following tables summarize share activity:

Year Ended July 31	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	119,290,037	$119,290,037	259,598,228	$259,598,228
Shares issued to shareholders in payment of distributions declared	3,906,658	3,906,658	633,668	633,668
Shares redeemed	(176,777,400)	(176,777,400)	(379,976,075)	(379,976,075)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(53,580,705)	$(53,580,705)	(119,744,179)	$(119,744,179)

Year Ended July 31	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	24,157,819	$24,157,819	95,574,388	$95,574,388
Shares issued to shareholders in payment of distributions declared	314,951	314,951	7,044	7,044
Shares redeemed	(71,404,197)	(71,404,197)	(116,958,627)	(116,958,627)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(46,931,427)	$(46,931,427)	(21,377,195)	$(21,377,195)

Period Ended July 31	2005 [1]		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,426,282	$1,426,282	--	$--
Shares issued to shareholders in payment of distributions declared	1,455	1,455	--	--
Shares redeemed	(142,986)	(142,986)	--	--
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,284,751	$1,284,751	--	$--

Period Ended July 31	2005 [1]		2004
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	5,062	$5,062	--	$--
Shares issued to shareholders in payment of distributions declared	4	4	--	--
Shares redeemed	--	--	--	--
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	5,066	$5,066	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(99,222,315)	$(99,222,315)	(141,121,374)	$(141,121,374)

1 For the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$4,559,783	$696,959

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$42,208

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSC retained $840 of fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSSC retained $154,758 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of Liberty U.S. Government Money Market Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust, at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP
Boston, Massachusetts
September 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed- income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724
Cusip 60934N817
Cusip 60934N791

8042603 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,					Period Ended		Year Ended
	2005	1	2004	2003	2002	7/31/2001	[2]	3/31/2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.022		0.009	0.012	0.020	0.014		0.061
Less Distributions:
Distributions from net investment income	(0.022)		(0.009)	(0.012)	(0.020)	(0.014)		(0.061)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [3]	2.27%		0.91%	1.25%	2.04%	1.38%		6.30%

Ratios to Average Net Assets:
Expenses	0.17%		0.16%	0.16%	0.16%	0.16	% [4]	0.16%
Net investment income	2.28%		0.90%	1.24%	2.13%	4.12	% [4]	6.16%
Expense waiver/reimbursement [5]	0.30%		0.30%	0.30%	0.30%	0.30	% [4]	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$81,537		$93,831	$228,140	$242,443	$466,209		$403,579

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from March 31 to July 31.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,013.80	$0.85
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.95	$0.85

1 Expenses are equal to the Fund's annualized expense ratio of 0.17% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	100.0%
TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	100.0%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.0%
181 Days or more	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2005

Principal Amount		Value
	REPURCHASE AGREEMENTS--100.1%
$16,000,000	Interest in $663,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.320%, dated 7/29/2005 to be repurchased at $16,004,427 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $677,779,473	$16,000,000
16,000,000	Interest in $3,500,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.320%, dated 7/29/2005 to be repurchased at $16,004,427 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032, collateral market value $3,570,988,296	16,000,000
8,000,000	Interest in $1,600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.363%, dated 7/29/2005 to be repurchased at $8,002,242 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $1,644,135,004	8,000,000
8,000,000	Interest in $850,000,000 joint repurchase agreement with Countrywide Securities Corp., 3.320%, dated 7/29/2005 to be repurchased at $8,002,213 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2035, collateral market value $867,000,000	8,000,000
16,000,000	Interest in $2,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.320%, dated 7/29/2005 to be repurchased at $16,004,427 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $2,049,630,426	16,000,000
16,000,000	Interest in $750,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.320%, dated 7/29/2005 to be repurchased at $16,004,427 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2035, collateral market value $775,004,391	16,000,000
1,619,000	Interest in $1,950,000,000 joint repurchase agreement with UBS Securities LLC, 3.280%, dated 7/29/2005 to be repurchased at $1,619,443 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,989,004,746	1,619,000
	TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [1]	81,619,000
	OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(81,839)
	TOTAL NET ASSETS--100%	$81,537,161

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2005

Assets:
Total investments in repurchase agreements, at amortized cost and value		$81,619,000
Income receivable		22,604
TOTAL ASSETS		81,641,604
Liabilities:
Income distribution payable	$67,040
Payable to bank	22,124
Payable for custodian fees	4,046
Payable for transfer and dividend disbursing agent fees and expenses	3,907
Payable for portfolio accounting fees	3,619
Accrued expenses	3,707
TOTAL LIABILITIES		104,443
Net assets for 81,537,797 shares outstanding		$81,537,161
Net Assets Consist of:
Paid-in capital		$81,537,797
Distributions in excess of net investment income		(636)
TOTAL NET ASSETS		$81,537,161
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$81,537,161 ÷ 81,537,797 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2005

Investment Income:
Interest			$2,972,652
Expenses:
Investment adviser fee (Note 5)		$485,680
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		16,020
Transfer and dividend disbursing agent fees and expenses		16,732
Directors'/Trustees' fees		1,269
Auditing fees		14,547
Legal fees		7,509
Portfolio accounting fees		45,020
Share registration costs		22,480
Printing and postage		6,917
Insurance premiums		8,648
Miscellaneous		6,541
TOTAL EXPENSES		781,363
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(485,680)
Waiver of administrative personnel and services fee	(23,785)
Reimbursement of other operating expenses	(67,288)
TOTAL WAIVERS AND REIMBURSEMENT		(576,753)
Net expenses			204,610
Net investment income			$2,768,042

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,768,042	$1,466,307
Distributions to Shareholders:
Distributions from net investment income	(2,768,649)	(1,467,148)
Share Transactions:
Proceeds from sale of shares	1,324,347,791	756,054,716
Net asset value of shares issued to shareholders in payment of distributions declared	2,112,380	1,008,507
Cost of shares redeemed	(1,338,753,097)	(891,371,514)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,292,926)	(134,308,291)
Change in net assets	(12,293,533)	(134,309,132)
Net Assets:
Beginning of period	93,830,694	228,139,826
End of period (including distributions in excess of net investment income of $(636) and $(29), respectively)	$81,537,161	$93,830,694

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Liquid Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At July 31, 2005, capital paid-in aggregated $81,537,797.

The following table summarizes share activity:

Year Ended July 31	2005	2004
Shares sold	1,324,347,791	756,054,716
Shares issued to shareholders in payment of distributions declared	2,112,380	1,008,507
Shares redeemed	(1,338,753,097)	(891,371,514)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(12,292,926)	(134,308,291)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$2,768,649	$1,467,148

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$66,405

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses, (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of witholding taxes and extraordinary expenses) exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Trustees, upon the recommendation of the Audit Committee, appointed Ernst & Young LLP ("E&Y") as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP ("D&T") declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended July 31, 2003 and July 31, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended July 31, 2003 and July 31, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ended July 31, 2005. During the Fund's fiscal years ended July 31, 2003 and July 31, 2004, and the interim period commencing August 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF LIQUID CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Liquid Cash Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2005, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended July 31, 2004 and the financial highlights for each of the three years in the period ended July 31, 2004, the four months ended July 31, 2001, and the year ended March 31, 2001 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Cash Trust, a portfolio of Money Market Obligations Trust, at July 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts

September 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as a Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long-term performance; the Adviser's management philosophy, investment and operating strategies, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, the presence of expense limitations (if any) may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N757

28729 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004		2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018	0.009		0.012	0.018	0.038
Net realized and unrealized gain (loss) on investments	0.000 [1]	(0.000	) [1]	--	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.018	0.009		0.012	0.018	0.038
Less Distributions:
Distributions from net investment income	(0.018)	(0.009)		(0.012)	(0.018)	(0.038)
TOTAL DISTRIBUTIONS	(0.018)	(0.009)		(0.012)	(0.018)	(0.038)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Total Return [2]	1.82%	0.94%		1.25%	1.79%	3.88%

Ratios to Average Net Assets:
Expenses	0.18%	0.18%		0.18%	0.18%	0.18%
Net investment income	1.85%	0.94%		1.19%	1.68%	3.80%
Expense waiver/reimbursement [3]	0.13%	0.12%		0.12%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,040,759	$2,144,468		$1,570,532	$856,839	$391,269

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,010.90	$0.90
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.90	$0.90

1 Expenses are equal to the Fund's Institutional Shares annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2005, the fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Instruments	87.4%
Municipal Bonds/Notes	11.6%
Commercial Paper	1.0%
TOTAL	100.0%

At July 31, 2005, the fund's credit-quality ratings 3 composition was as follows:

S&P Short Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short Term Ratings [5] as Percentage of Total Investments [2]
A-1+	69.8%	Prime-1	94.2%
A-1	23.6%
A-2	2.9%	Prime-2	1.5%
Not rated by S&P	3.7%	Not rated by Moody's	4.3%
TOTAL	100.0%	TOTAL	100.0%

At July 31, 2005, the fund's effective maturity 6 schedule was as follows:

Percentage of Total Investments [2]
1-7 days	87.6%
8-30 days	0.3%
31-90 days	3.3%
91-180 days	4.3%
181 days or more	4.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 2.5% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2005

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1]
		Alabama--2.2%
$4,500,000		Alabama HFA MFH (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Amsouth Bank N.A., Birmingham, AL LOC)	$4,500,000
8,110,000		Alabama HFA MFH (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC)	8,110,000
5,180,000		Alabama HFA MFH (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Union Planters Bank, N.A., Memphis, TN LOC)	5,180,000
2,760,000		Birmingham, AL IDA (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/ (Regions Bank, Alabama LOC)	2,760,000
7,000,000		Birmingham, AL Medical Clinic Board (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC)	7,000,000
1,815,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	1,815,000
17,000,000		Decatur, AL IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD)	17,000,000
3,725,000		East Central, AL Solid Waste Disposal Authority (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	3,725,000
10,000,000		Jefferson County, AL Sewer System (Series 2003 B-3 Warrants), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ)	10,000,000
8,700,000		Jefferson County, AL Sewer System (Series 2003 B-4-Warrants), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ)	8,700,000
12,500,000		Jefferson County, AL Sewer System, Warrants (Series 2002 A), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	12,500,000
4,175,000		Mobile, AL Solid Waste Authority (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,175,000
3,150,000		North Sumter, AL Solid Waste Disposal Authority (Series 2003: Emelle), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	3,150,000
2,815,000		Orange Beach, AL IDB (Series 2002), Weekly VRDNs (Romar Motels, Inc.)/ (Columbus Bank and Trust Co., GA LOC)	2,815,000
13,275,000		Talladega County, AL Special Obligation, School Warrants (Series 2003), Weekly VRDNs (Talladega County, AL Board of Education)/(Regions Bank, Alabama LOC)	13,275,000
		TOTAL	104,705,000
		Alaska--2.0%
4,845,000	[2]	Alaska Industrial Development and Export Authority (MT-129), Weekly VRDNs (Delong Mountain Transportation System)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	4,845,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Alaska--continued
$53,000,000		North Slope Borough, AK (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD)	$53,000,000
24,500,000		Valdez, AK Marine Terminal (Series 1994A), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2006	24,500,000
6,015,000		Valdez, AK Marine Terminal (Series 1994B), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 6/1/2006	6,015,000
4,700,000		Valdez, AK Marine Terminal (Series 2002), 3.03% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 5/1/2006	4,700,000
		TOTAL	93,060,000
		Arizona--0.0%
195,000	[2]	Maricopa County, AZ, IDA SFM, MERLOTS (Series 2001 A-126), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	195,000
1,675,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC)	1,675,000
		TOTAL	1,870,000
		Arkansas--1.8%
1,000,000		Arkadelphia, AR, Industrial Development Revenue Bonds (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC)	1,000,000
5,130,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank, N.A. LOC)	5,130,000
14,000,000		Arkansas Development Finance Authority (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	14,000,000
16,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.)	16,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.)	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.)	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(J.P. Morgan Chase Bank, N.A. LOC)	7,100,000
		TOTAL	86,430,000
		California--3.8%
2,000,000		California PCFA (Series 1995A), Weekly VRDNs (Athens Disposal Co., Inc.)/ (Wells Fargo Bank, N.A. LOC)	2,000,000
2,825,000		California PCFA (Series 1995A), Weekly VRDNs (Contra Costa Waste Service, Inc.)/(Bank of America N.A. LOC)	2,825,000
1,610,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/ (Union Bank of California LOC)	1,610,000
1,400,000		California PCFA (Series 1997B), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC)	1,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$1,130,000		California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank - California LOC)	$1,130,000
2,400,000		California PCFA (Series 1999A), Weekly VRDNs (Atlas Disposal Industries LLC)/(J.P. Morgan Chase Bank, N.A. LOC)	2,400,000
2,305,000		California PCFA (Series 1999A), Weekly VRDNs (BLT Enterprises of Sacramento, Inc.)/(Wells Fargo Bank, N.A. LOC)	2,305,000
2,205,000		California PCFA (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank - California LOC)	2,205,000
1,550,000		California PCFA (Series 2000A), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC)	1,550,000
4,845,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/ (Comerica Bank - California LOC)	4,845,000
2,000,000		California PCFA (Series 2000A), Weekly VRDNs (West Valley MRF LLC)/ (Union Bank of California LOC)	2,000,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC)	1,550,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/ (Bank of America N.A. LOC)	5,000,000
2,930,000		California PCFA (Series 2001A: GreenTeam of San Jose), Weekly VRDNs (Waste Connections of California, Inc.)/(Bank of America N.A. LOC)	2,930,000
2,000,000		California PCFA (Series 2002), Weekly VRDNs (Bidart Dairy II LLC)/ (Wells Fargo Bank, N.A. LOC)	2,000,000
1,740,000		California PCFA (Series 2002), Weekly VRDNs (MarBorg Industries)/ (CALSTRS (California State Teachers' Retirement System) LOC)	1,740,000
6,200,000		California PCFA (Series 2002A), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC)	6,200,000
4,000,000		California PCFA (Series 2002A), Weekly VRDNs (Norcal Waste Systems, Inc.)/(Bank of America N.A. LOC)	4,000,000
3,000,000		California PCFA (Series 2002A), Weekly VRDNs (SANCO Services LP)/ (Union Bank of California LOC)	3,000,000
5,155,000		California PCFA (Series 2002A), Weekly VRDNs (South Lake Refuse Co. LLC)/(Comerica Bank - California LOC)	5,155,000
3,285,000		California PCFA (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/ (Comerica Bank - California LOC)	3,285,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC)	2,000,000
9,000,000	[2]	California PCFA (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP)	9,000,000
16,000,000	[2]	California PCFA (Series 2004 FR/RI-F10J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP)	16,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC)	$2,000,000
3,965,000		California PCFA, (Series 2004A), Weekly VRDNs (Burrtec Waste Group, Inc.)/(U.S. Bank, N.A. LOC)	3,965,000
3,705,000		California PCFA (Series 2004A), Weekly VRDNs (MarBorg Industries)/ (Wachovia Bank N.A. LOC)	3,705,000
7,280,000		California PCFA (Series 2005A), Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California LOC)	7,280,000
5,000,000		California PCFA (Series 2005A), Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank of California LOC)	5,000,000
14,000,000		California State Department of Water Resources Power Supply Program (Series 2002 C-7), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	14,000,000
2,500,000	[2]	California Statewide Communities Development Authority (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
2,680,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	2,680,000
40,000,000	[2]	California Statewide Communities Development Authority (Series 2004 FR/RI-FI5), Weekly VRDNs (CHF-Irvine LLC)/(Lehman Brothers Holdings, Inc. SWP)	40,000,000
344,057	[2]	Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	344,057
850,000		Los Angeles County, CA IDA (Series 1991), Weekly VRDNs (Caitec Garment Processing. Inc.)/(Union Bank of California LOC)	850,000
2,000,000		San Francisco, CA MFH (Series 2002B: Carter Terrace Apartments), Weekly VRDNs (Mercy Housing California XXIV)/(Citibank N.A., New York LOC)	2,000,000
9,200,000		Santa Clara County, CA Housing Authority (Series 2005B: Timberwood Apartments), Weekly VRDNs (MP Timberwood Associates)/(Union Bank of California LOC)	9,200,000
		TOTAL	179,654,057
		Colorado--2.0%
59,975,000	[2]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	59,975,000
5,500,000	[2]	Denver, CO City & County Airport Authority (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,500,000
17,200,000		Denver, CO City & County Airport Authority (Series 2004A), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Bayerische Landesbank (GTD) LIQ)	17,200,000
14,660,000	[2]	Denver, CO City & County Airport Authority, MERLOTS (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	14,660,000
		TOTAL	97,335,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Connecticut--2.4%
$96,450,000		Connecticut State HEFA (1999 Series U-2), Weekly VRDNs (Yale University)	$96,450,000
9,800,000		Connecticut State HEFA (Series 2004-B), Weekly VRDNs (Eastern Connecticut Health Network)/(Comerica Bank LOC)	9,800,000
3,200,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/ (FSA INS)/(Societe Generale, Paris LIQ)	3,200,000
4,935,000		Plainfield, CT, 3.75% BANs, 1/11/2006	4,956,471
		TOTAL	114,406,471
		District of Columbia--0.4%
4,000,000		District of Columbia (Series 2000B), Weekly VRDNs (FSA INS)/(Dexia Bank, Belgium LIQ)	4,000,000
10,000,000		District of Columbia (Series 2002D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	10,000,000
4,100,000		District of Columbia, Enterprise Zone Revenue Bonds (Series 2004), Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC)	4,100,000
		TOTAL	18,100,000
		Florida--2.8%
10,000,000	[2]	ABN AMRO MuniTOPs Certificates Trust (Florida Non-AMT)/(Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
6,157,000	[2]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	6,157,000
12,111,000	[2]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	12,111,000
2,810,000		Coconut Creek, FL (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/ (Bank of America N.A. LOC)	2,810,000
6,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/ (Textron Inc. GTD)	6,000,000
7,500,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	7,509,394
7,835,000	[2]	Hillsborough County, FL Aviation Authority (MT-126), Weekly VRDNs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ)	7,835,000
11,280,000	[2]	Hillsborough County, FL Port District (MT-101), Weekly VRDNs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen (GTD) LIQ)	11,280,000
21,550,000		Martin County, FL (PCR: Series 2000), Daily VRDNs (Florida Power & Light Co.)	21,550,000
5,370,000	[2]	Miami-Dade County, FL Aviation (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	5,370,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$12,000,000	[2]	Miami-Dade County, FL Aviation (Series FR/RI 2003 L22J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	$12,000,000
7,655,000	[2]	Miami-Dade County, FL HFA (PT-1349), Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,655,000
6,000,000		Miami-Dade County, FL IDA (Series 1999A), Weekly VRDNs (Airis Miami LLC)/(AMBAC INS)/(Bayerische Landesbank (GTD) LIQ)	6,000,000
6,220,000		Ocean Highway and Port Authority, FL, Adjustable Demand Revenue Bonds (Series 1990), Weekly VRDNs (Wachovia Bank N.A. LOC)	6,220,000
8,540,000		Tampa, FL (Series 2001), Weekly VRDNs (Academy of the Holy Names, Inc.)/(SunTrust Bank LOC)	8,540,000
		TOTAL	131,037,394
		Georgia--2.5%
3,500,000	[2]	Atlanta, GA Airport General Revenue (PA 926R), Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ)	3,500,000
4,120,000		Atlanta, GA Downtown Development Authority (Series 2002), Weekly VRDNs (Atlanta, GA)/(AMBAC INS)/(Landesbank Hessen-Thueringen (GTD) LIQ)	4,120,000
30,422,000		Burke County, GA Development Authority, PCRB (Series 1994A: Vogtle), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Dexia Credit Local LIQ)	30,422,000
7,970,000		Clayton County, GA Housing Authority (Series 2004: Ashton Walk Apartments), Weekly VRDNs (Ashton Forest Park LP)/(Amsouth Bank N.A., Birmingham, AL LOC)	7,970,000
9,000,000		Cobb County, GA Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC)	9,000,000
6,390,000		Crisp County, GA Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,390,000
800,000		Fayette County, GA (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	800,000
3,420,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs)	3,420,000
32,540,000	[2]	Georgia State, PUTTERs (Series 493), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	32,540,000
18,000,000		Medical Center Hospital Authority, GA (Series 2004), Weekly VRDNs (Spring Harbor at Green Island)/(Bank of Scotland, Edinburgh LOC)	18,000,000
3,000,000		Tattnall County, GA IDA (Series 1999), Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC)	3,000,000
		TOTAL	119,162,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Hawaii--0.0%
$505,000	[2]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	$505,000
2,215,000	[2]	Hawaii State Airport System (PT-830), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,215,000
		TOTAL	2,720,000
		Illinois--9.7%
9,700,000		Chicago, IL Board of Education (Series 2004C-2), Weekly VRDNs (FSA INS)/ (DePfa Bank PLC LIQ)	9,700,000
18,000,000		Chicago, IL Metropolitan Water Reclamation District (Series 2002-E), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ)	18,000,000
30,000,000		Chicago, IL Midway Airport (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	30,000,000
8,050,000	[2]	Chicago, IL O'Hare International Airport (PA-1198),Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	8,050,000
1,070,000	[2]	Chicago, IL O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	1,070,000
9,995,000	[2]	Chicago, IL O'Hare International Airport (PT-685), Weekly VRDNs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ)	9,995,000
7,000,000	[2]	Chicago, IL O'Hare International Airport (PT-756), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
6,170,000	[2]	Chicago, IL O'Hare International Airport (PT-2718), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	6,170,000
5,200,000	[2]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ)	5,200,000
3,820,000	[2]	Chicago, IL SFM (PT-290), Weekly VRDNs (GNMA COL)/(Landesbank Hessen-Thueringen (GTD) LIQ)	3,820,000
76,480,000		Chicago, IL Wastewater Transmission (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	76,480,000
2,450,000		Chicago, IL (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC)	2,450,000
1,450,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/ (U.S. Bank, N.A. LOC)	1,450,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.08% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2005	10,500,000
71,400,000		Cook County, IL (Series 2002 B), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ)	71,400,000
33,000,000		Cook County, IL, Capital Improvement Bonds (Series 2004E), Weekly VRDNs (DePfa Bank PLC LIQ)	33,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$5,960,000	[2]	Cook County, IL, Roaring Forks (Series 2004-1), Weekly VRDNs (AMBAC. INS)/(Bank of New York LIQ)	$5,960,000
515,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	515,000
3,400,000		Harvey, IL Multifamily Revenue (Series 1997), Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Chicago LOC)	3,400,000
2,495,000		Huntley, IL Industrial Development Revenue (Series 1999), Weekly VRDNs (Colony, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	2,495,000
1,500,000		Illinois Development Finance Authority, IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,500,000
20,000,000		Illinois Development Finance Authority, IDB (Series 1996A), Weekly VRDNs (Presbyterian Home Lake)/(FSA INS)/(Wachovia Bank N.A. LIQ)	20,000,000
5,225,000		Illinois Development Finance Authority, IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(Lasalle Bank, N.A. LOC)	5,225,000
3,000,000		Illinois Development Finance Authority, IDB (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC)	3,000,000
3,330,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	3,330,000
25,000,000		Illinois Health Facilities Authority (Series 2003), Weekly VRDNs (Herman M. Finch University)/(J.P. Morgan Chase Bank, N.A. LOC)	25,000,000
20,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Weekly VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC)	20,000,000
550,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ)	550,000
70,000,000		Illinois State Weekly VRDNs (DePfa Bank PLC LIQ)	70,000,000
5,640,000		Robbins (Village of), IL (Series 2001), Weekly VRDNs (Robbins Property LLC)/(Citibank N.A., New York LOC)	5,640,000
		TOTAL	460,900,000
		Indiana--1.7%
500,000		Clarksville, IN (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC)	500,000
10,000,000		Hamilton Southeastern, IN School Corp., 3.25% TANs, 12/30/2005	10,034,372
1,170,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,170,000
25,700,000		Indiana Development Finance Authority (Series 2001), Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	25,700,000
2,230,000	[2]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,230,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--continued
$5,135,000	[2]	Indianapolis, IN Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	$5,135,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC)	3,400,000
3,100,000		Indianapolis, IN (Series 2004A), Weekly VRDNs (Nora Commons LP)/ (Lasalle Bank, N.A. LOC)	3,100,000
5,000,000		Jasper County, IN EDA (Series 2000), Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC)	5,000,000
7,285,000	[2]	Jeffersonville, IN (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/ (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,285,000
1,570,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/ (National City Bank, Ohio LOC)	1,570,000
3,540,000		Mishawaka, IN (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/ (National City Bank, Indiana LOC)	3,540,000
4,350,000		North Adams, IN Community Schools, 2.75% TANs, 12/30/2005	4,357,026
340,000		Richmond, IN (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC)	340,000
6,700,000		Westfield Washington, IN Schools, 3.25% TANs, 12/30/2005	6,719,013
2,400,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,400,000
		TOTAL	82,480,411
		Iowa--1.5%
35,000,000		Iowa Finance Authority (Series 2005 A-2), Weekly VRDNs (Iowa Health System)/(FGIC INS)/(Citibank N.A., New York LIQ)	35,000,000
35,000,000		Iowa Finance Authority (Series 2005 A-3), Weekly VRDNs (Iowa Health System)/(FGIC INS)/(Citibank N.A., New York LIQ)	35,000,000
		TOTAL	70,000,000
		Kansas--0.3%
7,997,000	[2]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	7,997,000
4,435,000	[2]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	4,435,000
1,400,000	[2]	Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	1,400,000
		TOTAL	13,832,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Kentucky--0.7%
$4,900,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/ (U.S. Bank, N.A. LOC)	$4,900,000
905,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/ (Fifth Third Bank, Cincinnati LOC)	905,000
14,110,000		Jefferson County, KY (Series 2002A), Weekly VRDNs (ULH, Inc.-University of Louisville)/(Regions Bank, Alabama LOC)	14,110,000
11,995,000	[2]	Kenton County, KY Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,995,000
1,940,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC)	1,940,000
		TOTAL	33,850,000
		Louisiana--1.5%
4,000,000	[2]	ABN AMRO MuniTOPs Certificates Trust (Louisiana Non-AMT)/ (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
13,020,000	[2]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	13,020,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC)	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District (Series 2000), Weekly VRDNs (ConocoPhillips)/(J.P. Morgan Chase Bank, N.A. LOC)	10,100,000
9,000,000		Louisiana Public Facilities Authority (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.)	9,000,000
5,700,000		Louisiana State Offshore Terminal Authority (Series 2003B), Weekly VRDNs (Loop LLC)/(J.P. Morgan Chase Bank, N.A. LOC)	5,700,000
5,875,000		New Orleans, LA, IDB (Series 2003), Weekly VRDNs (LGD Rental I LLC)/ (Wachovia Bank N.A. LOC)	5,875,000
20,000,000		Tangipahoa Parish, LA Hospital Service District No. 1 (Series 2003B), Weekly VRDNs (North Oaks Medical Center)/(Allied Irish Banks PLC LOC)	20,000,000
		TOTAL	72,695,000
		Maine--0.4%
2,425,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC)	2,425,000
8,525,000		Maine Finance Authority (Series 2002), Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC)	8,525,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maine--continued
$4,475,000	[2]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 2.17% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	$4,475,000
1,340,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Bank of America N.A. LOC)	1,340,000
		TOTAL	16,765,000
		Maryland--0.9%
5,850,000		Maryland Industrial Development Financing Authority (Series 1999), 3.08% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2005	5,850,000
11,460,000		Maryland State Community Development Administration (2004 Series K), 2.10% TOBs, Mandatory Tender 12/5/2005	11,460,000
2,495,000	[2]	Maryland State Community Development Administration (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,495,000
6,035,000		Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,035,000
4,775,000	[2]	Maryland State Community Development Administration (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	4,775,000
4,000,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank N.A. LOC)	4,000,000
750,000		Maryland State Health & Higher Educational Facilities Authority (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	750,000
5,730,000	[2]	Northeast, MD Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen (GTD) LIQ)	5,730,000
		TOTAL	41,095,000
		Massachusetts--2.5%
9,000,000		Commonwealth of Massachusetts (Series 1997-B), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ)	9,000,000
18,775,000	[2]	Commonwealth of Massachusetts, PUTTERs (Series 443), Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase Bank, N.A. LIQs)	18,775,000
20,000,000		Lawrence, MA, 3.25% BANs, 12/22/2005	20,076,607
7,500,000	[2]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,500,000
3,260,000		Massachusetts HEFA (Series 2004G), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC)	3,260,000
2,860,000		Massachusetts HEFA (Series B), Weekly VRDNs (Boston Home)/(Citizens Bank of Massachusetts LOC)	2,860,000
13,005,000		Massachusetts HEFA (Series Q-1), Weekly VRDNs (Boston University)/ (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	13,005,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/ (Key Bank, N.A. LOC)	$4,500,000
19,610,000	[2]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	19,610,000
18,000,000		New Bedford, MA, 3.25% BANs, 2/24/2006	18,082,709
		TOTAL	116,669,316
		Michigan--0.8%
6,000,000	[2]	Grand Rapids & Kent County, MI Joint Building Authority (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	6,000,000
2,000,000		Jackson County, MI Public Schools, State Aid Note (Series 2005A), 3.00% RANs (Comerica Bank LOC), 8/23/2005	2,000,913
14,300,000		Michigan Higher Education Student Loan Authority (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	14,300,000
3,070,000		Michigan State Housing Development Authority (Series 2001A), Weekly VRDNs (Sand Creek Apartments)/(Federal Home Loan Bank of Cincinnati LOC)	3,070,000
2,550,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Union Planters Bank, N.A., Memphis, TN LOC)	2,550,000
3,415,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC)	3,415,000
5,000,000	[2]	Wayne County, MI Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	5,000,000
		TOTAL	36,335,913
		Minnesota--2.2%
2,800,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	2,800,000
6,440,000	[2]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	6,440,000
3,865,000		Dakota County, MN Community Development Agency (Series 2004), Weekly VRDNs (View Pointe Apartments)/(Lasalle Bank, N.A. LOC)	3,865,000
2,845,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(Lasalle Bank, N.A. LOC)	2,845,000
1,550,000		Minneapolis, MN IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,550,000
3,140,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	3,140,000
5,220,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	5,220,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--continued
$8,975,000	[2]	Minnesota Public Facilities Authority (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	$8,975,000
30,015,000		Minnesota State HFA (Series J), 2.30% TOBs, Mandatory Tender 12/14/2005	30,015,000
19,000,000		Minnesota State HFA (Series K), 2.30% TOBs, Mandatory Tender 12/14/2005	19,000,000
1,900,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Lasalle Bank, N.A. LOC)	1,900,000
6,690,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(Lasalle Bank, N.A. LOC)	6,690,000
1,585,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,585,000
580,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	580,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,250,000
5,800,000		White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Lasalle Bank, N.A. LOC)	5,800,000
		TOTAL	102,655,000
		Mississippi--1.5%
10,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	10,000,000
3,690,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC)	3,690,000
1,940,000	[2]	Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	1,940,000
7,500,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC)	7,500,000
6,080,000	[2]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	6,080,000
2,515,000	[2]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,515,000
3,485,000	[2]	Mississippi Home Corp., Roaring Forks (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	3,485,000
18,685,000	[2]	Mississippi Home Corp., Roaring Forks (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	18,685,000
9,790,000		Mississippi Regional Housing Authority No. II (Series 1998), 2.15% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham, AL LOC), Mandatory Tender 10/1/2005	9,790,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Mississippi--continued
$6,500,000		Mississippi Regional Housing Authority No. II (Series 2000), 3.30% TOBs (Terrace Park Apartments)/(First Tennessee Bank, N.A. LOC), Optional Tender 5/1/2006	$6,500,000
		TOTAL	70,185,000
		Missouri--2.7%
36,120,000	[2]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	36,120,000
61,435,000		Kansas City, MO IDA, (Series 2005C), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(Dexia Credit Local LIQ)	61,435,000
4,000,000		Missouri State HEFA (Series 2002), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	4,000,000
1,995,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,995,000
970,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2000-QQQ), 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	970,000
2,325,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,325,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/ (Commerce Bank, N.A., Kansas City LOC)	1,000,000
17,905,000	[2]	St. Louis, MO IDA, (PT-2575), Weekly VRDNs (Merchandise Mart Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC)	17,905,000
		TOTAL	125,750,000
		Montana--0.4%
7,685,000	[2]	Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	7,685,000
2,295,000	[2]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,295,000
4,140,000	[2]	Montana State Board of Housing, PUTTERs (Series 348), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	4,140,000
5,235,000	[2]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ)	5,235,000
		TOTAL	19,355,000
		Multi State--3.5%
9,677,823	[2]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPs Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	9,677,823
4,485,500	[2]	BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	4,485,500
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Multi State--continued
$8,800,000	[2]	Charter Mac Floater Certificates Trust I (Nat-1 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg (GTD), Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	$8,800,000
6,500,000	[2]	Charter Mac Floater Certificates Trust I (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg (GTD), Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	6,500,000
7,000,000	[2]	Charter Mac Floater Certificates Trust I (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg (GTD), Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	7,000,000
30,321,000	[2]	Clipper Tax-Exempt Certificates Trust (AMT Multi-State)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	30,321,000
35,530,000	[2]	Clipper Tax-Exempt Certificates Trust (AMT Multi-State)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	35,530,000
19,808,000	[2]	Clipper Tax-Exempt Certificates Trust (Multi-State-AMT)/(Series 2005-1), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	19,808,000
28,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Multi-State-AMT)/(Series 2005-18), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	28,000,000
6,755,000	[2]	Clipper Tax-Exempt Certificates Trust (Multi-State-AMT)/(Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	6,755,000
957,982	[2]	Koch Floating Rate Trust (Multi-State Non-AMT)/(Series 1999-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	957,982
2,290,909	[2]	Koch Floating Rate Trust (Multi-State Non-AMT)/(Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	2,290,909
4,608,201	[2]	Koch Floating Rate Trust (Multi-State Non-AMT)/(Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	4,608,201
		TOTAL	164,734,415
		Nebraska--0.5%
3,400,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,400,000
1,500,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,500,000
8,575,000		Nebraska Investment Finance Authority (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	8,575,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Nebraska--continued
$6,201,000		Nebraska Investment Finance Authority (Series 2001 F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	$6,201,000
485,000	[2]	Nebraska Investment Finance Authority, MERLOTS (Series 2000-O), Weekly VRDNs (Wachovia Bank N.A. LIQ)	485,000
5,200,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.)	5,200,000
		TOTAL	25,361,000
		Nevada--3.3%
3,000,000		Clark County, NV Industrial Development Revenue Board (Series 2003A), Weekly VRDNs (Southwest Gas Corp.)/(Bank of America N.A. LOC)	3,000,000
7,140,000		Clark County, NV, (Series 1997A), 3.08% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2005	7,140,000
7,535,000		Clark County, NV, (Series 1998), 3.08% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 12/1/2005	7,535,000
91,200,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ)	91,200,000
34,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	34,000,000
13,000,000	[2]	Washoe County, NV Water Facilities Revenue (Series 2004 FR/RI-F9J), Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP)	13,000,000
		TOTAL	155,875,000
		New Hampshire--1.1%
1,322,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	1,322,000
30,000,000		New Hampshire Business Finance Authority, PCRB (1990 Series A), 2.70% CP (New England Power Co.), Mandatory Tender 10/3/2005	30,000,000
19,905,000		New Hampshire Higher Educational & Health Facilities Authority (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/ (FSA INS)/(Chase Bank USA, N.A. and Dexia Credit Local LIQs)	19,905,000
1,555,000	[2]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,555,000
1,100,000	[2]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,100,000
		TOTAL	53,882,000
		New Jersey--1.2%
5,864,000		Haddonfield, NJ, 3.25% BANs, 2/23/2006	5,889,819
4,774,966		Harrison Township, NJ, 3.50% BANs, 3/27/2006	4,796,165
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Jersey--continued
$4,371,950		Millstone Township, NJ, 3.00% BANs, 8/12/2005	$4,373,119
3,275,000		Mount Holly Township, NJ, 3.50% BANs, 3/22/2006	3,291,268
8,500,000		New Jersey EDA (Series 1998A), Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC)	8,500,000
4,900,000		Old Bridge Township, NJ Board of Education, 3.00% GANs, 10/13/2005	4,911,065
5,422,138		Perth Amboy, NJ, 3.00% BANs, 8/5/2005	5,422,897
6,800,000		Stone Harbor, NJ, 3.50% BANs, 3/17/2006	6,840,183
6,700,000		Trenton, NJ, 3.75% BANs, 5/19/2006	6,738,887
4,387,222		Wood-Ridge Borough, NJ, 3.35% BANs, 2/24/2006	4,407,706
		TOTAL	55,171,109
		New Mexico--1.7%
1,930,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,930,000
4,700,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	4,700,000
21,000,000	[2]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/ (State Street Bank and Trust Co. LIQ)	21,000,000
3,075,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Standard Federal Bank, N.A. LOC)	3,075,000
41,670,827		New Mexico Mortgage Finance Authority (Series 2005), 3.34% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2006	41,670,827
1,360,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,360,000
3,285,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	3,285,000
1,685,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	1,685,000
2,430,000	[2]	New Mexico Mortgage Finance Authority (PT-739), Weekly VRDNs (GNMA COL)/(BNP Paribas SA LIQ)	2,430,000
		TOTAL	81,135,827
		New York--7.7%
5,907,750		Adirondack, NY Central School District, 3.00% BANs, 9/14/2005	5,915,790
9,500,000		Clinton County, NY, 3.75% BANs, 7/20/2006	9,580,337
30,000,000		Metropolitan Transportation Authority, NY (Series 2004A-1), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(DePfa Bank PLC LIQ)	30,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$38,600,000		New York City, NY Housing Development Corp., (Series 2004 A), Weekly VRDNs (West 61st Street Associates LLC)/(HSBC Bank USA LOC)	$38,600,000
16,900,000		New York City, NY Municipal Water Finance Authority (Series 2001 F-2), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	16,900,000
5,300,000		New York City, NY Transitional Finance Authority (1999 Subseries A-1), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	5,300,000
4,145,000		New York City, NY Transitional Finance Authority (2001 Series A), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	4,145,000
21,000,000	[2]	New York City, NY Transitional Finance Authority (Series 2002 FR/RI L21), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	21,000,000
17,730,000		New York City, NY (1995 Series B-9), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	17,730,000
3,550,000		New York City, NY (1996 Series J-3), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	3,550,000
10,185,000		New York State Dormitory Authority (Series 2005C), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(AMBAC INS)/(DePfa Bank PLC LIQ)	10,185,000
19,770,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2C), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ)	19,770,000
13,400,000		New York State HFA (Series 2004A: 100 Maiden Lane), Weekly VRDNs (Maiden Lane Properties LLC)/(Bank of New York LOC)	13,400,000
31,600,000		New York State HFA (Series 2005A: 1 East 35th Street Apartments), Weekly VRDNs (35th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	31,600,000
22,900,000		New York State Urban Development Corp., (Series 2004A-3-B), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(CDC IXIS Financial Guaranty N.A. INS)/(Dexia Credit Local LIQ)	22,900,000
37,820,000		New York State Urban Development Corp., (Series 2004A-3-C), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(CDC IXIS Financial Guaranty N.A. INS)/(Dexia Credit Local LIQ)	37,820,000
10,800,000		Patchogue-Medford, NY Union Free School District, 4.00% TANs, 6/22/2006	10,910,419
25,000,000		Triborough Bridge & Tunnel Authority, NY, (Series 2005B-3), Weekly VRDNs (Bank of America N.A. LIQ)	25,000,000
26,315,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	26,315,000
14,790,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000D), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ)	14,790,000
		TOTAL	365,411,546
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--2.3%
$4,000,000		Catawba County, NC Industrial Facilities & PCFA (Series 2001), Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC)	$4,000,000
2,840,000	[2]	Charlotte, NC Airport (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/ (BNP Paribas SA LIQ)	2,840,000
4,230,000		Davie County, NC Industrial Facilities & PCFA Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank N.A. LOC)	4,230,000
1,000,000		Guilford County, NC Industrial Facilities & PCFA (Series 2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,000,000
7,245,000		Halifax County, NC Industrial Facilities & PCFA (Series 1993), Daily VRDNs (Westmoreland LG&E)/(Dexia Credit Local LOC)	7,245,000
2,000,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.)	2,000,000
4,575,000		Johnson County, NC Industrial Facilities & PCFA (Series 2001), Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC)	4,575,000
3,200,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A. LOC)	3,200,000
15,000,000		Montgomery County, NC Industrial Facilities & PCFA (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	15,000,000
5,000,000		New Hanover County, NC PCFA (Series 1984), Weekly VRDNs (American Hoist & Derrick Co. Project)/(Bank of America N.A. LOC)	5,000,000
2,350,000		North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs (Queens College)/(Bank of America N.A. LOC)	2,350,000
6,335,000		North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC)	6,335,000
8,300,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	8,300,000
7,800,000	[2]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2002-A22), Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF), 1/1/2022 (@100), 1/1/2024	7,800,000
1,675,000	[2]	North Carolina HFA, MERLOTS (Series 2000 A37), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,675,000
14,100,000		North Carolina Medical Care Commission (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	14,100,000
4,500,000		North Carolina Medical Care Commission (Series 2003C), Weekly VRDNs (Givens Estates)/(Bank of Scotland, Edinburgh LOC)	4,500,000
11,600,000		North Carolina Medical Care Commission (Series 2004A), Weekly VRDNs (Moses H. Cone Memorial)	11,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--continued
$2,500,000	[2]	North Carolina State (PT-413), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	$2,500,000
125,000		Sampson County, NC Industrial Facilities & PCFA (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC)	125,000
1,300,000		Wilson County, NC, PCA (Series 1999), Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank N.A. LOC)	1,300,000
		TOTAL	109,675,000
		Ohio--3.0%
4,000,000	[2]	ABN AMRO MuniTOPs Certificates Trust (Ohio Non-AMT)/(Series 1998-18), Weekly VRDNs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
8,000,000		Akron, Bath & Copley, OH Joint Township (Series 2004B), Weekly VRDNs (Summa Health System)/(J.P. Morgan Chase Bank, N.A. LOC)	8,000,000
6,000,000		Clark County, OH (Series 2002), Weekly VRDNs (Ohio Masonic Home)/ (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	6,000,000
5,915,000	[2]	Cuyahoga County, OH (PT-1966), Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,915,000
6,000,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs)	6,000,000
15,000,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Stratford Heights)/ (Bank of New York and Citizens Bank of Pennsylvania LOCs)	15,000,000
3,950,000		Hamilton, OH MFH (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(Federal Home Loan Bank of Indianapolis LOC)	3,950,000
6,500,000		Knox County, OH (Series 2004), Weekly VRDNs (Knox Community Hospital)/ (National City Bank, Ohio LOC)	6,500,000
5,500,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/ (Huntington National Bank, Columbus, OH LOC)	5,500,000
45,000,000		Ohio HFA, (Series 2005D), Weekly VRDNs (GNMA COL)/(Federal Home Loan Bank of Cincinnati LIQ)	45,000,000
1,885,000	[2]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/ (Wachovia Bank N.A. LIQ)	1,885,000
3,805,000	[2]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	3,805,000
5,525,000	[2]	Ohio State Building Authority (Series 2002), FR/RI-L39J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,525,000
2,300,000		Ohio State Water Development Authority (Series 2002), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	2,300,000
5,000,000		Ohio State, Environmental Improvement Revenue Bonds (Series 1996), Weekly VRDNs (Newark Group Industries, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$7,500,000		Ohio State, Solid Waste Revenue Bonds (Series 1998), Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD)	$7,500,000
10,030,000		Ohio Waste Development Authority Solid Waste (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	10,030,000
		TOTAL	141,910,000
		Oklahoma--0.7%
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank, N.A. LOC)	5,650,000
19,530,120	[2]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	19,530,120
6,000,000		Oklahoma Development Finance Authority (Series 2003), 2.42% TOBs (ConocoPhillips)/(ConocoPhillips GTD), Mandatory Tender 12/1/2005	6,000,000
		TOTAL	31,180,120
		Oregon--0.4%
8,500,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC)	8,500,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC)	10,000,000
		TOTAL	18,500,000
		Pennsylvania--4.2%
1,000,000		Chester County, PA, IDA (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC)	1,000,000
13,000,000		Erie, PA City School District, 3.75% TRANs, 6/30/2006	13,097,927
1,392,000		Northampton County, PA, IDA (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC)	1,392,000
750,000		Pennsylvania EDFA Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)	750,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004A) Weekly VRDNs (Sunoco, Inc.)	10,000,000
30,700,000		Pennsylvania State Higher Education Assistance Agency (Series 1997A), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	30,700,000
22,500,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	22,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-2,) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	10,000,000
17,300,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(Bayerische Landesbank (GTD), Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs)	17,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$48,000,000		Philadelphia, PA Airport System (Series 2005C), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	$48,000,000
46,000,000		Philadelphia, PA (Series A of 2005-2006), 4.00% TRANs, 6/30/2006	46,502,622
		TOTAL	201,242,549
		Rhode Island--0.3%
7,500,000		Lincoln, RI, 3.00% BANs, 10/12/2005	7,516,838
3,710,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC)	3,710,000
2,015,000		Warwick, RI Housing Authority (Series 2001,) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC)	2,015,000
		TOTAL	13,241,838
		South Carolina--2.2%
10,500,000		Berkeley County, SC Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP Amoco Corp)	10,500,000
20,000,000		Berkeley County, SC, IDB Weekly VRDNs (Nucor Corp.)	20,000,000
18,800,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.)	18,800,000
5,600,000		Berkeley County, SC, IDB (Series 1997), Weekly VRDNs (Nucor Corp.)	5,600,000
13,000,000		Berkeley County, SC, IDB (Series 1998), Weekly VRDNs (Nucor Corp.)	13,000,000
10,000,000	[2]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	10,000,000
2,140,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank N.A. LOC)	2,140,000
1,700,000		South Carolina Jobs-EDA Weekly VRDNs (Lorraine Linens)/(Wachovia Bank N.A. LOC)	1,700,000
200,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC)	200,000
300,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC)	300,000
200,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC)	200,000
3,500,000		South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,500,000
1,100,000		South Carolina Jobs-EDA (Series 1998), Weekly VRDNs (Carolina Cotton Works, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,100,000
12,200,000		South Carolina Jobs-EDA (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC)	12,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		South Carolina--continued
$2,100,000	[2]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ)	$2,100,000
2,000,000		York County, SC IDA (Series1989), Weekly VRDNs (Sediver Inc.)/(BNP Paribas SA LOC)	2,000,000
		TOTAL	103,340,000
		South Dakota--0.0%
500,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ)	500,000
		Tennessee--1.0%
4,000,000		Blount County, TN, IDB (Series 1988), Weekly VRDNs (Advanced Crystal Technology, Inc.)/(SunTrust Bank LOC)	4,000,000
1,000,000		Cheatham County, TN, IDB (Series 1997B), Weekly VRDNs (Triton Boat Co.)/(Amsouth Bank N.A., Birmingham, AL LOC)	1,000,000
4,850,000		Dickson, TN Health and Educational Facilities Board, Autumn Park Apartments (Series 1999), Weekly VRDNs (Tennessee Partners XII LP)/ (Union Planters Bank, N.A., Memphis, TN LOC)	4,850,000
1,700,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Amsouth Bank N.A., Birmingham, AL LOC)	1,700,000
3,000,000		Jackson, TN, IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
4,665,000		Shelby County, TN Health Education & Housing Facilities Board (Series 1988), Weekly VRDNs (Arbor Lake Project)/(FHLMC LOC)	4,665,000
20,000,000		Shelby County, TN Health Education & Housing Facilities Board (Series 2003C), Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC)	20,000,000
200,000		South Pittsburg, TN, IDB (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	200,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Amsouth Bank N.A., Birmingham, AL LOC)	7,000,000
		TOTAL	47,260,000
		Texas--13.3%
12,000,000	[2]	Austin, TX Airport System, MERLOTS (Series 2000J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	12,000,000
14,860,000	[2]	Austin, TX Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,860,000
4,990,000	[2]	Bexar County, TX Housing Finance Corp., (PT-2596), Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC)	4,990,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$5,200,000		Brazos Harbor, TX Industrial Development Corp., (Series 2003), 1.80% TOBs (ConocoPhillips)/(ConocoPhillips GTD), Optional Tender 8/1/2005	$5,200,000
10,000,000		Brazos River Authority, TX (Series 2001A), Weekly VRDNs (TXU Energy)/ (Wachovia Bank N.A. LOC)	10,000,000
1,200,000		Brazos River Authority, TX (Series 2002A), Weekly VRDNs (TXU Energy)/ (Wachovia Bank N.A. LOC)	1,200,000
5,630,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC)	5,630,000
14,640,000	[2]	Dallas, TX Housing Finance Corp., (PT-2599), Weekly VRDNs (Southern Oaks Housing)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC)	14,640,000
9,000,000	[2]	Dallas-Fort Worth, TX International Airport (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	9,000,000
3,915,000	[2]	Dallas-Fort Worth, TX International Airport (PT-738), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	3,915,000
3,025,000	[2]	Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,025,000
4,995,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	4,995,000
7,150,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	7,150,000
3,000,000	[2]	Dallas-Fort Worth, TX International Airport, ROCs (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	3,000,000
21,510,000	[2]	Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs)	21,510,000
3,400,000		DeSoto, TX Housing Finance Corp., (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC)	3,400,000
960,000	[2]	El Paso, TX Housing Finance Corp., MERLOTS (Series 2001 A-40), 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	960,000
12,650,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/ (Bank of New York LOC)	12,650,000
10,600,000		Gulf Coast, TX, IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp)	10,600,000
45,450,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp)	45,450,000
21,800,000		Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp)	21,800,000
44,600,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp)	44,600,000
30,050,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp)	30,050,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$21,450,000		Gulf Coast, TX Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco Corp)	$21,450,000
7,200,000		Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp)	7,200,000
15,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp)	15,000,000
10,975,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp)/(BP PLC GTD)	10,975,000
8,650,000		Gulf Coast, TX Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	8,650,000
5,750,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	5,750,000
6,300,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.)	6,300,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.)	7,800,000
2,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC)	2,000,000
9,580,000	[2]	Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	9,580,000
3,500,000		Lower Neches Valley Authority, TX (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America N.A. LOC)	3,500,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.)	15,000,000
3,170,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(J.P. Morgan Chase Bank, N.A. LOC)	3,170,000
7,000,000		San Antonio, TX Electric & Gas System, Junior Lien Revenue Bonds (Series 2004), 2.20% TOBs (BNP Paribas SA LIQ), Mandatory Tender 12/1/2005	7,000,000
10,220,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 2.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/25/2006	10,220,000
7,000,000	[2]	San Antonio, TX Independent School District, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
22,965,000		Texas Small Business Industrial Development Corp., (Series 1986), Weekly VRDNs (Texas Public Facilities Capital Access Program)/(Bank of America N.A. LOC)	22,965,000
10,000,000	[2]	Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$3,000,000	[2]	Texas State Department of Housing & Community Affairs (PT-2507), Weekly VRDNs (Ironwood Ranch Townhomes LP)/(Merrill Lynch & Co., Inc. LIQ)/ (Merrill Lynch & Co., Inc. LOC)	$3,000,000
4,800,000	[2]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ)	4,800,000
10,000,000		Texas State Department of Housing & Community Affairs (Series 2005A), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ)	10,000,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/ (Compass Bank, Birmingham LOC)	13,400,000
7,866,000	[2]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 2.36% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/8/2005	7,866,000
55,000,000		Texas State (Series 2004), 3.00% TRANs, 8/31/2005	55,051,878
30,000,000	[2]	Texas State, TRANs (Series 2004 FR/RI-L66), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	30,000,000
37,300,000		Waco, TX Education Finance Corp., (Series 2002A), Weekly VRDNs (Baylor University)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ)	37,300,000
4,300,000		Waco, TX Industrial Development Corp., (Series 1998), Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Amsouth Bank N.A., Birmingham, AL LOC)	4,300,000
3,850,000		Waxahachie, TX, IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000
		TOTAL	633,752,878
		Utah--0.5%
2,000,000		Emery County, UT (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/ (Bank of Nova Scotia, Toronto LIQ)	2,000,000
19,400,000		Murray City, UT (Series 2003B), Weekly VRDNs (IHC Health Services, Inc.)	19,400,000
1,500,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC)	1,500,000
		TOTAL	22,900,000
		Vermont--0.3%
5,950,000	[2]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ)	5,950,000
5,110,000	[2]	Vermont HFA, MERLOTS (Series 2001-A49), 2.17% TOBs (FSA INS)/ (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	5,110,000
4,395,000	[2]	Vermont HFA, MERLOTS (Series 2001-A91), 2.17% TOBs (FSA INS)/ (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	4,395,000
		TOTAL	15,455,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Virginia--1.3%
$12,000,000		Fairfax County, VA IDA (Series 2005A-2), Weekly VRDNs (Inova Health System)	$12,000,000
8,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 2.50% CP (Virginia Electric & Power Co.), Mandatory Tender 9/9/2005	8,000,000
5,000,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority (PT-485), 1.70% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/8/2005	5,000,000
7,430,000		Henrico County, VA EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank N.V. LOC)	7,430,000
5,935,000	[2]	Metropolitan Washington, DC Airports Authority (MT-108), Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	5,935,000
4,500,000		Newport News, VA Redevelopment & Housing Authority (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	4,500,000
4,630,000		Portsmouth, VA Redevelopment and Housing Authority (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	4,630,000
3,000,000		Virginia Beach, VA Development Authority (Series 2004), Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC)	3,000,000
6,500,000	[2]	Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,500,000
2,000,000		Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	2,000,000
2,800,000		Winchester, VA IDA (Series 2001), Weekly VRDNs (Northwood Manufacturing)/ (Wachovia Bank N.A. LOC)	2,800,000
		TOTAL	61,795,000
		Washington--2.2%
6,990,000	[2]	Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,990,000
5,208,500	[2]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	5,208,500
24,000,000		Issaquah Community Properties, WA (Series 2001B), Weekly VRDNs (Bank of America N.A. LOC)	24,000,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC)	9,000,000
4,890,000		Port of Pasco, WA Economic Development Corporation (Series 1996), Weekly VRDNs (Douglas Fruit Company, Inc.)/(U.S. Bank, N.A. LOC)	4,890,000
2,495,000	[2]	Port of Seattle, WA (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	2,495,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Washington--continued
$7,690,000	[2]	Port of Seattle, WA, MERLOTS (Series 2001-A53), 2.22% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/16/2005	$7,690,000
4,450,000	[2]	Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,450,000
4,320,000	[2]	Port of Seattle, WA (PT-850), 1.66% TOBs (MBIA Insurance Corp. INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/18/2005	4,320,000
2,420,000		Seattle, WA Housing Authority (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC)	2,420,000
11,550,000		Seattle, WA Housing Authority (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC)	11,550,000
11,765,000	[2]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 2.17% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	11,765,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./ WestFarm Foods)/(Wachovia Bank N.A. LOC)	1,000,000
5,600,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc)/(Wells Fargo Bank, N.A. LOC)	5,600,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC)	5,350,000
		TOTAL	106,728,500
		West Virginia--0.4%
1,280,000		Berkeley County, WV County Commission (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC)	1,280,000
9,000,000		Grant County, WV County Commission, PCRB (Series 1994), 2.70% CP (Virginia Electric & Power Co.), Mandatory Tender 10/3/2005	9,000,000
10,000,000		Marion County, WV County Commission (Series 1990 A), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC)	10,000,000
		TOTAL	20,280,000
		Wisconsin--2.0%
11,700,000		Appleton, WI Redevelopment Authority (Series 2001B), Weekly VRDNs (Fox Cities Performing Arts Center)/(J.P. Morgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs)	11,700,000
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(J.P. Morgan Chase Bank, N.A. LOC)	9,500,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC)	800,000
2,430,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	2,430,000
6,000,000		Mequon-Thiensville, WI School District, 2.50% TRANs, 9/9/2005	6,005,039
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--continued
$2,300,000		Milwaukee, WI (Series 1997), 3.08% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD LOC), Optional Tender 12/1/2005	$2,300,000
21,800,000	[2]	Milwaukee, WI, RANs (Series 2004 FR/RI-L65), Weekly VRDNs (Milwaukee, WI Public Schools)/(Lehman Brothers Holdings, Inc. LIQ)	21,800,000
1,000,000		New Berlin, WI (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	1,000,000
18,000,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	18,000,000
17,500,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	17,500,000
4,200,000	[2]	Wisconsin Housing & EDA, ROCs (Series 397), Weekly VRDNs (Citibank N.A., New York LIQ)	4,200,000
		TOTAL	95,235,039
		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST) [3]	4,735,614,383
		OTHER ASSETS AND LIABILITIES - NET--0.2%	8,811,690
		TOTAL NET ASSETS--100%	$4,744,426,073

Securities that are subject to the federal alternative minimum tax (AMT) represent 55.7% of the portfolio as calculated based on total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by NRSROs or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2005, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
97.6%	2.4%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $1,171,988,092 which represents 24.7% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Corporation
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Board
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROC's	--Reset Option Certificates
SFM	--Single Family Mortgage
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2005

Assets:
Total investments in securities, at amortized cost and value		$4,735,614,383
Cash		1,780,235
Income receivable		17,326,424
Receivable for shares sold		405,756
TOTAL ASSETS		4,755,126,798
Liabilities:
Payable for investments purchased	$7,245,000
Payable for shares redeemed	1,895,476
Payable for Directors'/Trustees fees	2,961
Payable for shareholder services fee (Note 5)	237,829
Income distribution payable	1,112,403
Accrued expenses	207,056
TOTAL LIABILITIES		10,700,725
Net assets for 4,744,460,787 shares outstanding		$4,744,426,073
Net Assets Consist of:
Paid-in capital		$4,744,460,788
Accumulated net realized loss on investments		(28,588)
Distributions in excess of net investment income		(6,127)
TOTAL NET ASSETS		$4,744,426,073
Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
$3,040,758,552 ÷ 3,040,796,575 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$641,950,525 ÷ 641,959,312 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,061,716,996 ÷ 1,061,704,900 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2005

Investment Income:
Interest			$72,910,591
Expenses:
Investment adviser fee (Note 5)		$7,081,133
Administrative personnel and services fee (Note 5)		2,840,968
Custodian fees		149,924
Transfer and dividend disbursing agent fees and expenses		142,883
Directors'/Trustees' fees		31,277
Auditing fees		15,874
Legal fees		28,770
Portfolio accounting fees		185,554
Shareholder services fee--Institutional Service Shares (Note 5)		1,164,321
Shareholder services fee--Institutional Capital Shares (Note 5)		1,216,999
Share registration costs		279,019
Printing and postage		20,130
Insurance premiums		27,029
Miscellaneous		13,792
TOTAL EXPENSES		13,197,673
Waivers and Reimbursement (Note 5):
Reimbursement of investment adviser fee	$(21,944)
Waiver of investment adviser fee	(4,180,148)
Waiver of administrative personnel and services fee	(143,056)
Waiver of shareholder services fee--Institutional Capital Shares	(730,204)
TOTAL WAIVERS AND REIMBURSEMENT		(5,075,352)
Net expenses			8,122,321
Net investment income			64,788,270
Net realized gain on investments			20,299
Change in net assets resulting from operations			$64,808,569

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$64,788,270	$24,727,167
Net realized gain (loss) on investments	20,299	(48,887)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	64,808,569	24,678,280
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(47,775,366)	(20,149,315)
Institutional Service Shares	(7,591,909)	(2,430,816)
Institutional Capital Shares	(9,430,661)	(2,146,946)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(64,797,936)	(24,727,077)
Share Transactions:
Proceeds from sale of shares	38,273,423,295	28,818,600,846
Net asset value of shares issued to shareholders in payment of distributions declared	48,697,843	16,537,461
Cost of shares redeemed	(36,351,113,204)	(28,350,512,524)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,971,007,934	484,625,783
Change in net assets	1,971,018,567	484,576,986
Net Assets:
Beginning of period	2,773,407,506	2,288,830,520
End of period (including undistributed (distributions in excess of) net investment income of $(6,127) and $3,539, respectively)	$4,744,426,073	$2,773,407,506

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares. The financial highlights of the Institutional Service Shares and Institutional Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At July 31, 2005, capital paid-in aggregated $4,744,460,788.

The following tables summarize share activity:

Year Ended July 31	2005	2004
Institutional Shares:
Shares sold	32,377,793,944	25,435,437,566
Shares issued to shareholders in payment of distributions declared	34,837,487	13,179,022
Shares redeemed	(31,516,352,148)	(24,874,648,914)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	896,279,283	573,967,674

Year Ended July 31	2005	2004
Institutional Service Shares:
Shares sold	2,119,536,078	1,549,058,535
Shares issued to shareholders in payment of distributions declared	6,196,601	1,808,328
Shares redeemed	(1,847,370,660)	(1,489,535,099)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	278,362,019	61,331,764

Year Ended July 31	2005	2004
Institutional Capital Shares:
Shares sold	3,776,093,273	1,834,085,412
Shares issued to shareholders in payment of distributions declared	7,663,755	1,550,111
Shares redeemed	(2,987,390,396)	(1,986,328,511)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	796,366,632	(150,692,988)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,971,007,934	484,606,450

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2005 and 2004 was as follows:

	2005	2004
Tax-exempt income	$64,797,936	$24,727,077

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$1,106,276
Capital loss carryforward	$28,588

At July 31, 2005, the Fund had a capital loss carryforward of $28,588, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$ 646
2011	$ 204
2012	$ 7,099
2013	$20,639

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSSC did not retain any fees paid by the Fund.

For the year ended July 31, 2005, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,807,047,400 and $9,803,769,000, respectively.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. FEDERAL TAX INFORMATION (UNAUDITED)

At July 31, 2005, 100.0% of the distribution from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF INSTITUTIONAL SHARES OF MUNICIPAL OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Obligations Fund (the "Fund") (a portfolio of the Money Market Obligations Trust) as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the Institutional Shares for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, other auditing procedures were performed. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 16, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS**

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham. was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations : Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 1993 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak has been the Fund's Portfolio Manager since May 1997. Mr. Kozemchak is Vice President of the Trust. He joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Municipal Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N658

33515 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Management

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,				Period Ended		Year Ended
	2005	2004	2003	2002	7/31/2001	[1]	12/31/2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.012	0.001	0.004	0.014	0.024		0.053
Net realized and unrealized gain (loss) on investments	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000	[2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.001	0.004	0.014	0.024		0.053
Less Distributions:
Distributions from net investment income	(0.012)	(0.001)	(0.004)	(0.014)	(0.024)		(0.053)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [3]	1.22%	0.06%	0.44%	1.42%	2.45%		5.46%

Ratios to Average Net Assets:
Expenses	1.22%	1.13%	1.22%	1.20%	1.12	% [4]	1.14%
Net investment income	1.19%	0.06%	0.45%	1.42%	4.20	% [4]	5.33%
Expense waiver/reimbursement [5]	0.37%	0.33%	0.10%	0.10%	0.13	% [4]	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,519	$49,683	$57,210	$68,035	$76,752		$83,228
1 The Fund changed its fiscal year from December 31 to July 31.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,008.70	$6.08
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.74	$6.11

1 Expenses are equal to the Fund's annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Commercial Paper & Notes	47.5%
Variable Rate Instruments	39.8%
Bank Instruments	8.1%
Repurchase Agreements	4.6%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	50.3%	Prime-1	92.2%
A-1	40.6%
A-2	6.0%	Prime-2	5.5%
Not rated by S&P	3.1%	Not rated by Moody's	2.3%
TOTAL	100.0%	TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	34.9	% [5]
8-30 Days	45.0%
31-90 Days	9.2%
91-180 Days	0.6%
181 Days or more	10.3%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 0% do not have short-term ratings by either of these NRSROs.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 16.1% of the Fund's portfolio.

Portfolio of Investments

July 31, 2005

Principal Amount			Value
		ASSET-BACKED SECURITIES--5.1%
		Finance - Automotive--2.7%
$878,104		HSBC Automotive Trust 2005-1, Class A1, 3.458%, 7/17/2006	$878,104
250,318		Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006	250,319
		TOTAL	1,128,423
		Finance - Equipment--0.8%
321,622		CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006	321,622
		Insurance--1.6%
671,656		Triad Automobile Receivables Trust 2005-A, Class A1, (Insured by Ambac Financial Group, Inc.), 3.300%, 6/12/2006	671,656
		TOTAL ASSET-BACKED SECURITIES	2,121,701
		BANK NOTES--1.2%
		Banking--1.2%
500,000		Lasalle Bank, N.A., 3.290%, 8/9/2005	500,000
		CERTIFICATES OF DEPOSIT--7.2%
		Banking--7.2%
1,000,000		Compass Bank, Birmingham, 3.430%, 9/9/2005	1,000,000
1,000,000		DePfa Bank PLC, 3.300%, 8/8/2005	1,000,000
500,000		Svenska Handelsbanken, Stockholm, 3.885%, 7/5/2006	500,023
500,000		Toronto Dominion Bank, 3.570%, 2/21/2006	500,000
		TOTAL CERTIFICATES OF DEPOSIT	3,000,023
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--13.2%
		Banking--4.8%
$2,000,000		Credit Suisse First Boston LLC, 3.432%, 8/1/2005	$2,000,000
		Brokerage--8.4%
1,000,000		Bear Stearns Cos., Inc., 3.462%, 8/1/2005	1,000,000
1,000,000		Lehman Brothers Holdings, Inc., 3.462%, 8/1/2005	1,000,000
500,000		Lehman Brothers, Inc., 3.670%, 10/12/2005	500,000
1,000,000		Merrill Lynch & Co., Inc., 3.462%, 8/1/2005	1,000,000
		TOTAL	3,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	5,500,000
		COMMERCIAL PAPER--21.6% [1]
		Aerospace/Auto--1.0%
400,000	[2,3]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 3.470%, 8/24/2005	399,113
		Banking--4.8%
1,000,000		Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 3.220%, 8/10/2005	999,195
1,000,000	[2,3]	Picaros Funding LLC, (GTD by KBC Bank NV), 3.310%, 8/2/2005	999,908
		TOTAL	1,999,103
		Conglomerate--0.7%
300,000		Textron Financial Corp., (Textron Inc. Support Agreement), 3.470%, 8/25/2005	299,306
		Finance - Automotive--0.7%
300,000		DaimlerChrysler North America Holding Corp., 3.590%, 8/26/2005	299,252
		Finance - Commercial--4.8%
1,000,000		CIT Group, Inc., 2.910%, 8/8/2005	999,434
1,000,000	[2,3]	Edison Asset Securitization LLC, 3.050%, 8/9/2005	999,322
		TOTAL	1,998,756
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Finance - Retail--3.3%
$500,000	[2,3]	Sheffield Receivables Corp., 3.295%, 8/10/2005	$499,588
854,000	[2,3]	Tulip Funding Corp., 3.190%, 8/22/2005	852,411
		TOTAL	1,351,999
		Finance - Securities--2.4%
1,000,000	[2,3]	Georgetown Funding Co. LLC, 3.330%, 8/17/2005	998,520
		Homebuilding--0.7%
300,000		Centex Corp., 3.420%, 8/11/2005	299,715
		Insurance--2.4%
1,000,000	[2,3]	Aspen Funding Corp., 3.130%, 8/3/2005	999,826
		Machinery, Equipment, Auto--0.8%
300,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 3.320%, 8/5/2005	299,889
		TOTAL COMMERCIAL PAPER	8,945,479
		CORPORATE BONDS--5.5%
		Banking--2.1%
250,000		Citigroup, Inc., 6.750%, 12/1/2005	252,388
611,000		Wells Fargo & Co., 7.250%, 8/24/2005	612,476
		TOTAL	864,864
		Finance - Commercial--2.5%
1,060,000		CIT Group, Inc., 7.625%, 8/16/2005	1,061,790
		Finance - Retail--0.9%
355,000		Washington Mutual Finance Corp., 6.250%, 5/15/2006	360,925
		TOTAL CORPORATE BONDS	2,287,579
Principal Amount			Value
		CORPORATE NOTES--2.4%
		Finance - Securities--2.4%
$1,000,000	[2,3]	Beta Finance, Inc., (GTD by Beta Finance Corp.), 4.010%, 7/25/2006	$1,000,000
		GOVERNMENT AGENCIES--3.6%
		Government Agency--3.6%
1,500,000		Federal Home Loan Mortgage Corp., 3.335%, 9/9/2005	1,500,000
		LOAN PARTICIPATION--1.9%
		Finance - Retail--1.9%
800,000		Countrywide Home Loans, Inc., 3.380% - 3.420%, 8/10/2005 - 8/17/2005	800,000
		NOTES - VARIABLE--38.0% [4]
		Banking--22.6%
1,000,000		Barclays Bank PLC, 3.283%, 8/5/2005	999,838
2,000,000	[2,3]	Commonwealth Bank of Australia, Sydney, 3.450%, 8/24/2005	2,000,000
500,000	[2,3]	HBOS Treasury Services PLC, 3.330%, 8/22/2005	500,000
1,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured by MBIA Insurance Corp.), 3.540%, 8/4/2005	1,000,000
1,000,000	[2]	MONET Trust (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt Swap Agreement), 3.548%, 9/28/2005	1,000,000
1,000,000		Salvation Army (Series 2004-A), (Bank of New York LOC), 3.490%, 8/4/2005	1,000,000
2,255,000		Stratford Properties LP (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	2,255,000
600,000		Taxable Floating Rate Notes (Series 2002-H1), Becker, MN PCR, (Bank of New York Swap Agreement), 3.610%, 8/3/2005	600,000
		TOTAL	9,354,838
		Finance - Commercial--4.8%
1,000,000	[2,3]	Compass Securitization LLC, 3.305%, 8/10/2005	999,975
1,000,000	[2,3]	Compass Securitization LLC, 3.364%, 8/18/2005	999,958
		TOTAL	1,999,933
		Finance - Retail--7.2%
1,000,000		AFS Insurance Premium Receivables Trust (Series 1994-A), 3.944%, 8/15/2005	1,000,000
1,000,000	[2,3]	Paradigm Funding LLC, 3.320%, 8/12/2005	1,000,000
1,000,000	[2,3]	Paradigm Funding LLC, 3.450%, 8/17/2005	1,000,000
		TOTAL	3,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Securities--3.4%
$1,400,000	[2,3]	K2 (USA) LLC, (GTD by K2 Corp.), 3.436%, 8/29/2005	$1,399,960
		TOTAL NOTES - VARIABLE	15,754,731
		REPURCHASE AGREEMENTS--4.8%
990,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 3.310%, dated 7/29/2005 to be repurchased at $990,273 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2042, collateral market value $1,549,418,991	990,000
1,000,000		Interest in $1,600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.363%, dated 7/29/2005 to be repurchased at $1,000,280 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $1,644,135,004	1,000,000
		TOTAL REPURCHASE AGREEMENTS	1,990,000
		TOTAL INVESTMENTS--104.5% (AT AMORTIZED COST) [5]	43,399,513
		OTHER ASSETS AND LIABILITIES - NET--(4.5)%	(1,880,103)
		TOTAL NET ASSETS--100%	$41,519,410

1 Discount rate at the time of purchase, or the coupon for interest bearing issues.

2 Denotes a restricted security, including securities purchased under the Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $15,648,581 which represents 37.7% of total net assets.

3 Denotes a restricted security, including securities purchased under the Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At July 31, 2005, these securities amounted to $14,648,581 which represents 35.3% of total net assets.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2005

Assets:
Total investments in securities, at amortized cost and value		$43,399,513
Income receivable		128,081
Receivable for shares sold		57,442
TOTAL ASSETS		43,585,036
Liabilities:
Payable for investments purchased	$2,000,000
Payable for shares redeemed	22,236
Payable to bank	50
Payable for transfer and dividend disbursing agent fees and expenses	23,602
Payable for shareholder services fees (Note 5)	5,982
Income distribution payable	2,744
Accrued expenses	11,012
TOTAL LIABILITIES		2,065,626
Net assets for 41,599,620 shares outstanding		$41,519,410
Net Assets Consist of:
Paid-in capital		$41,599,346
Accumulated net realized loss on investments		(79,838)
Distributions in excess of net investment income		(98)
TOTAL NET ASSETS		$41,519,410
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$41,519,410 ÷ 41,599,620 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2005

Investment Income:
Interest			$1,088,210
Expenses:
Investment adviser fee (Note 5)		$224,877
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		24,839
Transfer and dividend disbursing agent fees and expenses		93,318
Directors'/Trustees' fees		624
Auditing fees		12,889
Legal fees		7,583
Portfolio accounting fees		45,531
Shareholder services fee (Note 5)		112,438
Share registration costs		22,509
Printing and postage		13,231
Insurance premiums		8,238
Miscellaneous		668
TOTAL EXPENSES		716,745
Waivers (Note 5):
Waiver of investment adviser fee	$(105,313)
Waiver of administrative personnel and services fee	(24,549)
Waiver of shareholder services fee	(35,980)
TOTAL WAIVERS		(165,842)
Net expenses			550,903
Net investment income			537,307
Net realized gain on investments			1,362
Change in net assets resulting from operations			$538,669

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$537,307	$31,551
Net realized gain on investments	1,362	3,537
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	538,669	35,088
Distributions to Shareholders:
Distributions from net investment income	(537,510)	(31,326)
Share Transactions:
Proceeds from sale of shares	27,687,662	36,053,324
Net asset value of shares issued to shareholders in payment of distributions declared	515,974	29,950
Cost of shares redeemed	(36,368,813)	(43,613,251)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,165,177)	(7,529,977)
Change in net assets	(8,164,018)	(7,526,215)
Net Assets:
Beginning of period	49,683,428	57,209,643
End of period (including undistributed (distributions in excess of) net investment income of ($98) and $105, respectively)	$41,519,410	$49,683,428

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Money Market Management (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2005, is as follows:

Security	Acquistion Date	Acquistion Cost
MONET Trust (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt Swap Agreement), 3.548%, 9/28/2005	6/1/2005	$ 1,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At July 31, 2005 capital paid-in aggregated $41,599,346.

The following table summarizes share activity:

Year Ended July 31	2005	2004
Shares sold	27,687,662	36,053,324
Shares issued to shareholders in payment of distributions declared	515,974	29,950
Shares redeemed	(36,368,813)	(43,613,251)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(8,165,177)	(7,529,977)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$537,510	$31,326

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,645
Capital loss carryforward	$79,839

At July 31, 2005, the Fund had a capital loss carryforward of $79,839 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the next $500 million; 0.450% on the next $500 million; 0.425% on the next $500 million and 0.400% thereafter. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	On the first $5 billion
0.125%	On the next $5 billion
0.100%	On the next $10 billion
0.075%	On assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSSC retained $59,800 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MONEY MARKET MANAGEMENT:

We have audited the accompanying statement of assets and liabilities of Money Market Management (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Management, a portfolio of Money Market Obligations Trust, at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not (i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Money Market Management
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N211

28876 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004	2003		2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.010	0.014		0.023	0.056
Net realized and unrealized gain (loss) on investments	0.000 [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.022	0.010	0.014		0.023	0.056
Less Distributions:
Distributions from net investment income	(0.022)	(0.010)	(0.014)		(0.023)	(0.056)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	2.24%	0.97%	1.36%		2.32%	5.74%

Ratios to Average Net Assets:
Expenses	0.20%	0.20%	0.20%		0.20%	0.20%
Net investment income	2.19%	0.96%	1.34%		2.21%	5.32%
Expense waiver/reimbursement [3]	0.34%	0.34%	0.34%		0.34%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,600,659	$16,519,436	$20,110,135		$20,707,206	$13,560,153

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,013.70	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.00

1 Expenses are equal to the Fund's Institutional Shares annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Investments [2]
Commercial Paper & Notes	36.0%
Variable Rate Instruments	32.8%
Bank Instruments	16.2%
Repurchase Agreements	15.0%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	77.5%	Prime-1	98.9%
A-1	21.3%
A-2	0.2%	Prime-2	0.0%
Not rated by S&P	1.0%	Not rated by Moody's	1.1%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 0.7% do not have short-term ratings by either of these NRSROs.

At July 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of	Percentage of Total Investments [2]
1-7 Days	49.3	% [5]
8-30 Days	26.0%
31-90 Days	16.3%
91-180 Days	2.5%
181 Days or more	5.9%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 31.7% of the Fund's portfolio.

Portfolio of Investments

July 31, 2005

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.7%
		Finance - Automotive--1.9%
$32,922,811		Capital One Auto Finance Trust 2005-A, Class A1, 3.122%, 4/15/2006	$32,922,811
16,966,783		CarMax Auto Owner Trust 2005-1, Class A1, 3.139%, 4/15/2006	16,966,783
14,862,142		DaimlerChrysler Auto Trust 2005-B, Class A1, 3.260%, 5/8/2006	14,862,142
26,310,105		Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005	26,310,105
28,420,744		Honda Auto Receivables Owner Trust 2005-2, Class A1, 3.182%, 5/15/2006	28,420,744
139,788,669		Merrill Auto Trust Securitization 2005-1, Class A1, 3.472%, 6/26/2006	139,788,669
45,021,783		Nissan Auto Receivables Owner Trust 2005-B, Class A1, 3.357%, 6/15/2006	45,021,783
65,082,847		Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006	65,082,847
29,776,609		WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006	29,776,609
		TOTAL	399,152,493
		Finance - Equipment--0.4%
3,915,161	[1]	CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005	3,915,161
21,722,302		CIT Equipment Collateral 2005-VT1, Class A1, 3.072%, 3/20/2006	21,722,302
61,751,397		CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006	61,751,397
4,488,777	[1]	GE Commercial Equipment Financing LLC, (Series 2004-A), Class A-1, 2.590%, 12/22/2005	4,488,777
		TOTAL	91,877,637
		Insurance--0.4%
11,936,629		Onyx Acceptance Auto Owner Trust 2005-A, Class A1, (Insured by MBIA Insurance Corp.), 2.849%, 3/15/2006	11,936,629
30,000,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A1, (Insured by FGIC), 3.615%, 7/17/2006	30,000,000
33,582,790		Triad Automobile Receivables Trust 2005-A, Class A1, (Insured by Ambac Financial Group, Inc.), 3.300%, 6/12/2006	33,582,790
		TOTAL	75,519,419
		TOTAL ASSET-BACKED SECURITIES	566,549,549
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--9.6%
		Banking--9.6%
$355,000,000		BNP Paribas SA, 3.310% - 3.410%, 9/9/2005 - 11/7/2005	$355,002,148
50,000,000		Calyon, Paris, 3.950%, 7/14/2006	50,000,000
235,000,000		Citibank N.A., New York, 3.270% - 3.400%, 9/6/2005 - 9/22/2005	235,000,000
100,000,000		Citizens Bank of Pennsylvania, 3.520%, 10/13/2005	100,000,000
350,000,000		Credit Suisse, Zurich, 3.255% - 3.650%, 8/5/2005 - 11/2/2005	350,000,005
100,000,000		HBOS Treasury Services PLC, 3.160%, 8/8/2005	100,000,000
50,000,000		HSBC Bank USA, 3.750%, 1/17/2006	50,000,000
50,000,000		Regions Bank, Alabama, 3.130%, 8/8/2005	50,000,000
29,000,000		Societe Generale, Paris, 3.550%, 1/25/2006	29,000,000
43,000,000		Svenska Handelsbanken, Stockholm, 4.045%, 7/26/2006	43,002,060
420,000,000		Toronto Dominion Bank, 3.570% - 3.890%, 2/13/2006 - 7/5/2006	420,001,352
270,000,000		UBS AG, 3.160% - 3.300%, 8/16/2005 - 9/16/2005	270,000,413
		TOTAL CERTIFICATES OF DEPOSIT	2,052,005,978
		COLLATERALIZED LOAN AGREEMENTS--9.7%
		Banking--4.8%
100,000,000		Bank of America N.A., 3.392%, 8/1/2005	100,000,000
930,000,000		IXIS Financial Products Inc., 3.350% - 3.412%, 8/1/2005	930,000,000
		TOTAL	1,030,000,000
		Brokerage--4.9%
397,400,000		Citigroup Global Markets, Inc., 3.413%, 8/1/2005	397,400,000
225,000,000		Goldman Sachs & Co., 3.412%, 8/1/2005	225,000,000
430,000,000		Merrill Lynch & Co., Inc., 3.462%, 8/1/2005	430,000,000
		TOTAL	1,052,400,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,082,400,000
		COMMERCIAL PAPER--21.6% [2]
		Banking--5.2%
150,000,000		Bank of America Corp., 3.480%, 9/26/2005	149,188,000
34,000,000		Barclays US Funding Corp., (GTD by Barclays Bank PLC), 2.870%, 8/2/2005	33,997,289
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Banking--continued
$251,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 2.875% - 3.485%, 8/4/2005 - 10/13/2005	$249,803,558
107,600,000	[1]	Fountain Square Commercial Funding Corp., 3.230% - 3.560%, 8/25/2005 - 10/17/2005	106,895,663
50,000,000		HBOS Treasury Services PLC, 3.130%, 8/3/2005	49,991,306
19,000,000		ING (U.S.) Funding LLC, (GTD by ING Bank N.V.), 3.275%, 9/6/2005	18,937,775
163,262,000	[1]	Long Lane Master Trust IV, (Bank of America N.A. Swap Agreement), 3.280%, 9/8/2005	162,696,751
17,945,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 3.300%, 8/8/2005	17,945,000
248,820,000	[1]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 3.180% - 3.530%, 8/2/2005 - 12/20/2005	247,997,820
75,000,000	[1]	Ticonderoga Funding LLC, (Bank of America N.A. Swap Agreement), 3.370%, 8/17/2005	74,887,667
		TOTAL	1,112,340,829
		Brokerage--0.2%
50,000,000		Morgan Stanley, 3.140%, 8/8/2005	49,969,472
		Finance - Automotive--4.1%
99,815,000		DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 3.150%, 8/17/2005	99,675,259
710,200,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.130% - 3.460%, 8/8/2005 - 11/2/2005	707,923,619
75,000,000		FCAR Auto Loan Trust, A1/P1 Series, 3.280%, 8/5/2005	74,972,667
		TOTAL	882,571,545
		Finance - Commercial--1.2%
130,000,000		CIT Group, Inc., 2.910% - 3.310%, 8/5/2005 - 10/25/2005	129,639,321
25,000,000	[1]	Compass Securitization LLC, 3.420%, 9/15/2005	24,893,125
40,000,000	[1]	Edison Asset Securitization LLC, 3.050%, 8/9/2005	39,972,889
54,340,000	[1]	Fairway Finance Company LLC, 3.430%, 8/29/2005	54,195,033
		TOTAL	248,700,368
		Finance - Retail--5.9%
39,142,000	[1]	Chariot Funding LLC, 3.290%, 8/4/2005	39,131,268
127,000,000	[1]	Falcon Asset Securitization Corp., 3.400%, 8/22/2005	126,748,117
581,069,000	[1]	Paradigm Funding LLC, 3.130% - 3.530%, 8/8/2005 - 10/19/2005	579,555,280
335,760,000	[1]	Sheffield Receivables Corp., 3.295% - 3.440%, 8/10/2005 - 9/12/2005	335,029,623
173,816,000	[1]	Tulip Funding Corp., 3.190% - 3.560%, 8/22/2005 - 11/23/2005	172,073,002
		TOTAL	1,252,537,290
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Finance - Securities--4.6%
$169,350,000	[1]	Galaxy Funding Inc., 3.420% - 3.590%, 9/29/2005 - 10/25/2005	$168,204,754
417,863,000	[1]	Georgetown Funding Co. LLC, 3.330% - 3.500%, 8/17/2005 - 9/22/2005	416,724,003
169,000,000	[1]	Grampian Funding LLC, 2.970% - 3.630%, 8/17/2005 - 12/30/2005	168,195,047
22,095,000	[1]	Ivory Funding Corp., 3.140%, 8/2/2005	22,093,073
58,500,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.290%, 9/12/2005	58,275,458
37,000,000	[1]	Perry Global Funding LLC (Series A), 3.230%, 8/15/2005	36,953,524
100,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.280%, 9/6/2005	99,672,000
		TOTAL	970,117,859
		Insurance--0.4%
90,000,000	[1]	Aspen Funding Corp., 3.430% - 3.500%, 9/28/2005 - 10/13/2005	89,424,094
		TOTAL COMMERCIAL PAPER	4,605,661,457
		CORPORATE BONDS--0.0%
		Banking--0.0%
2,000,000		Bank of America Corp., 6.750%, 9/15/2005	2,007,866
		CORPORATE NOTES--1.4%
		Brokerage--0.4%
80,000,000		Goldman Sachs Group LP, 2.970%, 8/1/2005	80,000,000
		Finance - Securities--1.0%
125,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.970% - 3.980%, 7/20/2006 - 7/25/2006	124,993,931
103,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.612% - 4.150%, 6/9/2006 - 8/8/2006	102,897,909
		TOTAL	227,891,840
		TOTAL CORPORATE NOTES	307,891,840
		GOVERNMENT AGENCIES--1.1%
		Government Agency--1.1%
207,500,000		Federal Home Loan Mortgage Corp., 3.184% - 3.335%, 8/7/2005 - 9/9/2005	207,499,062
33,000,000		Federal National Mortgage Association, 3.505%, 10/21/2005	32,995,281
		TOTAL GOVERNMENT AGENCIES	240,494,343
		LOAN PARTICIPATION--0.3%
		Electrical Equipment--0.3%
55,500,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 3.436%, 5/19/2006	55,500,000
Principal Amount			Value
		NOTES - VARIABLE--31.9% [3]
		Banking--13.4%
$9,600,000		215 Jane Investors LLC, (Bank of America N.A. LOC), 3.380%, 8/3/2005	$9,600,000
5,150,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.520%, 8/4/2005	5,150,000
2,365,000		550 West 14th Place, (Series 1999-A), (Harris, N.A. LOC), 3.540%, 8/4/2005	2,365,000
2,170,000		Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,170,000
5,495,000		AlaTrade Foods LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,495,000
1,770,000		Alabama State IDA, (Series 1994), Miltope Project, (Regions Bank, Alabama LOC), 3.680%, 8/4/2005	1,770,000
4,085,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 3.540%, 8/4/2005	4,085,000
1,315,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham, AL LOC), 3.590%, 8/4/2005	1,315,000
3,660,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 3.680%, 8/4/2005	3,660,000
34,840,000		American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	34,840,000
12,365,000		American Self Storage Corp., (Series 2002), (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	12,365,000
7,600,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 3.530%, 8/4/2005	7,600,000
12,000,000		Association of American Medical Colleges, (GTD by J.P. Morgan Chase Bank, N.A., Insured by Ambac Financial Group, Inc.), 3.490%, 8/3/2005	12,000,000
4,415,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 3.520%, 8/4/2005	4,415,000
8,080,000		B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	8,080,000
5,785,000		Baldwin County Sewer Service LLC, (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,785,000
73,000,000	[1]	Bank of New York Co., Inc., 3.520%, 8/29/2005	73,000,000
200,000,000		Barclays Bank PLC, 3.283%, 8/5/2005	199,967,663
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC), 3.590%, 8/4/2005	4,000,000
8,930,000		Bear Creek School, (Key Bank, N.A. LOC), 3.520%, 8/4/2005	8,930,000
18,005,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 3.540%, 8/4/2005	18,005,000
8,020,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 3.581%, 8/3/2005	8,020,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$4,220,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 3.581%, 8/3/2005	$4,220,000
5,060,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.440%, 8/5/2005	5,060,000
9,205,000		Boyd-Pake-Underwood LLC, (Regions Bank, Alabama LOC), 3.520%, 8/4/2005	9,205,000
1,205,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,205,000
6,155,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.530%, 8/4/2005	6,155,000
50,000,000		Calyon, Paris, 3.385%, 8/23/2005	49,998,767
63,499,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	63,499,000
574,000		Capital One Funding Corp., (Series 1994-A), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	574,000
1,120,000		Capital One Funding Corp., (Series 1994-D), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	1,120,000
3,975,000		Capital One Funding Corp., (Series 1995-B), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	3,975,000
8,084,000		Capital One Funding Corp., (Series 1995-F), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	8,084,000
3,496,000		Capital One Funding Corp., (Series 1996-H), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	3,496,000
3,431,000		Capital One Funding Corp., (Series 1998-C), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	3,431,000
18,320,000		Capital One Funding Corp., (Series 1999-A), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	18,320,000
7,588,000		Capital One Funding Corp., (Series 1999-B), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	7,588,000
7,638,000		Capital One Funding Corp., (Series 2001-B), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	7,638,000
1,555,000		Chandler, AZ IDA, South Bay Circuits IMR, (Series 1999B), (Comerica Bank LOC), 3.570%, 8/3/2005	1,555,000
11,100,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 3.540%, 8/5/2005	11,100,000
6,595,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	6,595,000
4,290,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 4.000%, 8/4/2005	4,290,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$4,170,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 3.540%, 8/4/2005	$4,170,000
840,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	840,000
1,740,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 3.380%, 8/3/2005	1,740,000
11,180,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 3.590%, 8/4/2005	11,180,000
8,850,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 3.610%, 8/5/2005	8,850,000
35,000,000		Cook County, IL, (Series 2002 A), 3.530%, 8/3/2005	35,000,000
6,430,000		Crane Plastics Siding LLC, (Series 2000), (J.P. Morgan Chase Bank, N.A. LOC), 3.520%, 8/4/2005	6,430,000
11,660,000		Cunat Capital Corp., (U.S. Bank, N.A. LOC), 3.490%, 8/4/2005	11,660,000
13,500,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 3.730%, 8/4/2005	13,500,000
2,860,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 3.500%, 8/3/2005	2,860,000
2,100,000		EPCO Carbondioxide Products, Inc., (Series 2000), (Amsouth Bank N.A., Birmingham, AL LOC), 3.680%, 8/4/2005	2,100,000
6,040,000		Eagle Tool and Machine, (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	6,040,000
6,315,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	6,315,000
3,200,000		Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.590%, 8/4/2005	3,200,000
1,400,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 3.470%, 8/4/2005	1,400,000
14,020,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.520%, 8/4/2005	14,020,000
3,140,000		Gesmundo & Associates, Inc., (Series A), (National City Bank, Michigan/Illinois LOC), 3.420%, 8/4/2005	3,140,000
37,700,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 3.430%, 8/3/2005	37,700,000
14,150,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 3.380%, 8/3/2005	14,150,000
234,000,000		Greenwich Capital Holdings, Inc., 3.300% - 3.420%, 8/8/2005 - 8/23/2005	234,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$5,830,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	$5,830,000
8,910,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 3.430%, 8/4/2005	8,910,000
215,000,000	[1]	HBOS Treasury Services PLC, 3.330%, 8/22/2005	215,000,000
368,000,000		HBOS Treasury Services PLC, 3.360% - 3.510%, 8/1/2005 - 9/26/2005	368,005,450
5,835,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,835,000
17,560,000		Healthcare Funding LLC, (Series 1998 A), (National City Bank, Michigan/Illinois LOC), 3.420%, 8/4/2005	17,560,000
8,540,000		Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 3.420%, 8/4/2005	8,540,000
10,550,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	10,550,000
3,430,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,430,000
39,000,000		Huntington National Bank, Columbus, OH, 3.290%, 8/12/2005	39,000,081
3,875,000		J.P. Plymouth Properties LLC, (Series 1999), (Standard Federal Bank, N.A. LOC), 3.581%, 8/3/2005	3,875,000
15,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured by MBIA Insurance Corp.), 3.540%, 8/4/2005	15,000,000
3,305,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.550%, 8/3/2005	3,305,000
1,900,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 3.550%, 8/3/2005	1,900,000
4,895,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/5/2005	4,895,000
5,165,000	[1]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 3.440%, 8/3/2005	5,165,000
4,970,000		M & C Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	4,970,000
1,810,000		MPAR, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,810,000
480,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (J.P. Morgan Chase Bank, N.A. LOC), 3.560%, 8/4/2005	480,000
12,295,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 3.540%, 8/2/2005	12,295,000
18,435,000		Massachusetts State Development Finance Agency, (J.P. Morgan Chase Bank, N.A. LOC), 3.380%, 8/3/2005	18,435,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$1,295,000		McClellan Management, Inc., Genoa Health Care Center Project, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 3.740%, 8/4/2005	$1,295,000
4,810,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.400%, 8/5/2005	4,810,000
54,200,000		Mercantile Safe Deposit & Trust Co., Baltimore, 3.358% - 3.433%, 8/15/2005 - 8/22/2005	54,200,000
1,956,000		Midwest Funding Corp., (Series 1992-B), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	1,956,000
12,350,000		Milo C. Ritton and Superior Petroleum Co., (Series 2002), (National City Bank, Pennsylvania LOC), 3.470%, 8/4/2005	12,350,000
8,975,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 3.650%, 8/4/2005	8,975,000
4,800,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Amsouth Bank N.A., Birmingham, AL LOC), 3.830%, 8/4/2005	4,800,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 3.510%, 8/4/2005	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (J.P. Morgan Chase Bank, N.A. LOC), 3.480%, 8/3/2005	10,790,000
6,375,000		North American Gulf Terminals, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 3.700%, 8/4/2005	6,375,000
12,150,000		North Oaks Partnership, (Series 1998), (Lasalle Bank, N.A. LOC), 3.450%, 8/4/2005	12,150,000
82,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	82,800,000
7,735,000		ORIS Automotive Parts AL Ltd., (Amsouth Bank N.A., Birmingham, AL LOC), 3.650%, 8/4/2005	7,735,000
10,755,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 3.520%, 8/4/2005	10,755,000
5,300,000		Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,300,000
11,000,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 3.440%, 8/4/2005	11,000,000
5,000,000		Perfect Properties LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,000,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank Minnesota N.A. LOC), 3.550%, 8/3/2005	6,650,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$15,000,000		Pitney Roads Partners LLC, (Series 2003 - A), (Bank of America N.A. LOC), 3.480%, 8/4/2005	$15,000,000
6,030,000		Portsmouth, VA IDA, (Bank of America N.A. LOC), 3.480%, 8/3/2005	6,030,000
1,970,000		Quality Synthetic Rubber Co., (Series 2000), (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	1,970,000
6,750,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	6,750,000
9,485,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 3.380%, 8/3/2005	9,485,000
8,850,000		Rooker, J.W., (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	8,850,000
24,975,000		SGM Funding Corp., (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	24,975,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 3.490%, 8/4/2005	19,000,000
3,855,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 3.430%, 8/3/2005	3,855,000
2,791,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	2,791,000
16,855,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	16,855,000
11,710,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 3.520%, 8/4/2005	11,710,000
51,020,000		Spitzer Group, (J.P. Morgan Chase Bank, N.A. LOC), 3.330%, 8/4/2005	51,020,000
3,780,000		Springfield Ltd. Partnership, (UBS AG LOC), 3.360%, 8/4/2005	3,780,000
1,290,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 3.680%, 8/4/2005	1,290,000
2,150,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 3.580%, 8/4/2005	2,150,000
14,430,000		Suffolk County, NY IDA, (Bank of America N.A. LOC), 3.490%, 8/3/2005	14,430,000
70,000,000		SunTrust Bank, 3.529%, 10/3/2005	70,004,490
102,000,000		Taxable Floating Rate Notes, (Series 2002-H1), Becker, MN PCR, (Bank of New York Swap Agreement), 3.611%, 8/3/2005	102,000,000
2,200,000		Taxable Floating Rate Notes, (Series 2002-H2), Becker, MN PCR, (Bank of New York Swap Agreement), 3.611%, 8/3/2005	2,200,000
515,000		Trap Rock Industries, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.450%, 8/3/2005	515,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	9,300,000
1,300,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	1,300,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$10,243,000		Virginia Health Services, Inc., (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	$10,243,000
1,410,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 3.400%, 8/4/2005	1,410,000
4,652,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 3.400%, 8/4/2005	4,652,000
1,330,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	1,330,000
735,000		Vulcan, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.570%, 8/4/2005	735,000
263,250,000		Wells Fargo & Co., 3.390% - 3.450%, 8/2/2005 - 8/15/2005	263,250,172
6,000,000		Westchester County, NY IDA, Aviation Services Group, LLC, (Series 2004B), (SunTrust Bank LOC), 3.540%, 8/4/2005	6,000,000
11,075,000		Western Reserve Masonic Community, Inc., (GTD by J.P. Morgan Chase Bank, N.A.), 3.590%, 8/4/2005	11,075,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 3.400%, 10/11/2005	25,000,000
10,745,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.590%, 8/4/2005	10,745,000
5,245,000		William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,245,000
34,900,000		World Wildlife Fund, Inc., (Series 2000 B), (Insured by AMBAC), 3.490%, 8/4/2005	34,900,000
		TOTAL	2,856,598,623
		Brokerage--5.3%
50,000,000	[1]	Goldman Sachs Group, Inc., 3.378%, 8/15/2005	50,004,944
25,000,000		Goldman Sachs Group, Inc., Promissory Notes, 3.370%, 8/8/2005	25,000,000
84,000,000		Merrill Lynch & Co., Inc., 3.370% - 3.450%, 8/4/2005 - 8/30/2005	84,005,419
240,000,000	[1]	Merrill Lynch & Co., Inc., 3.550%, 8/11/2005	240,000,879
620,700,000		Morgan Stanley, 3.350% - 3.520%, 8/1/2005 - 8/29/2005	620,706,152
110,000,000		Morgan Stanley, Dean Witter (Series C), 3.508%, 8/15/2005	110,000,884
		TOTAL	1,129,718,278
		Electrical Equipment--0.3%
2,855,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 3.350%, 8/4/2005	2,855,000
58,656,672		Northwest Airlines, Inc., (GTD by General Electric Co.), 3.480%, 8/1/2005	58,656,672
		TOTAL	61,511,672
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Finance - Commercial--3.8%
$378,000,000	[1]	Compass Securitization LLC, 3.295% - 3.364%, 8/8/2005 - 8/18/2005	$377,990,434
436,100,000	[1]	General Electric Capital Corp., 3.450% - 3.509%, 8/9/2005 - 8/17/2005	436,100,000
		TOTAL	814,090,434
		Finance - Retail--0.9%
200,000,000	[1]	Paradigm Funding LLC, 3.320% - 3.420%, 8/12/2005 - 8/23/2005	200,000,000
		Finance - Securities--3.4%
192,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.210% - 3.355%, 8/1/2005 - 9/15/2005	191,998,665
544,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.240% - 3.378%, 8/1/2005 - 8/25/2005	543,986,458
		TOTAL	735,985,123
		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (FNMA LOC), 3.380%, 8/4/2005	7,945,000
46,955,000		Direct One Funding Corp., Sexton Properties LP, (Series 2000), (FNMA LOC), 3.380%, 8/4/2005	46,955,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 3.400%, 8/4/2005	5,350,000
		TOTAL	60,250,000
		Insurance--4.5%
21,900,000		Albuquerque, NM, (Series 2000 A), (Insured by MBIA Insurance Corp.), 3.410%, 8/3/2005	21,900,000
85,000,000		Allstate Life Insurance Co., 3.445% - 3.480%, 8/1/2005	85,000,000
54,000,000		GE Capital Assurance Co., 3.420%, 9/1/2005	54,000,000
50,000,000		Hartford Life Insurance Co., 3.380% - 3.500%, 8/1/2005 - 9/1/2005	50,000,000
67,000,000		Jackson National Life Insurance Co., 3.440%, 8/1/2005	67,000,000
75,000,000	[1]	MBIA Global Funding LLC, 3.460%, 8/29/2005	75,000,000
105,000,000		Metropolitan Life Insurance Co., 3.350% - 3.644%, 8/1/2005 - 10/3/2005	105,000,000
152,000,000		Monumental Life Insurance Co., 3.450% - 3.610%, 8/1/2005 - 8/31/2005	152,000,000
123,000,000		New York Life Insurance Co., 3.399% - 3.430%, 8/1/2005	123,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 3.644%, 10/3/2005	125,000,000
96,000,000		Travelers Insurance Co., 3.370% - 3.578%, 8/19/2005 - 9/28/2005	96,000,000
		TOTAL	953,900,000
		TOTAL NOTES - VARIABLE	6,812,054,130
Principal Amount			Value
		TIME DEPOSITS--6.7%
		Banking--6.7%
$500,000,000		BNP Paribas SA, 3.313%, 8/1/2005	$500,000,000
190,000,000		Chase Bank USA, N.A., 3.313%, 8/1/2005	190,000,000
140,000,000		Deutsche Bank AG, 3.313%, 8/1/2005	140,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 3.213%, 8/1/2005	250,000,000
350,000,000		Societe Generale, Paris, 3.293% - 3.313%, 8/1/2005	350,000,000
		TOTAL TIME DEPOSITS	1,430,000,000
		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	65,000,000
50,000,000		Nations Money Market Reserves	50,000,000
20,059,291		Scudder Money Market Institutional Shares	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
		REPURCHASE AGREEMENTS--15.2%
200,000,000		Interest in $200,000,000 repurchase agreement with Barclays Capital, Inc., 3.28%, dated 7/29/2005 to be repurchased at $200,054,667 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2014, collateral market value $204,055,760	200,000,000
850,000,000		Interest in $3,500,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.32%, dated 7/29/2005 to be repurchased at $850,235,167 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032, collateral market value $3,570,988,296	850,000,000
486,849,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns and Co., Inc., 3.31%, dated 7/29/2005 to be repurchased at $486,983,289 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2042, collateral market value $1,549,418,991	486,849,000
504,000,000		Interest in $1,600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.3625%, dated 7/29/2005 to be repurchased at $504,141,225 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $1,644,135,004	504,000,000
252,000,000		Interest in $850,000,000 joint repurchase agreement with Countrywide Securities Corp., 3.32%, dated 7/29/2005 to be repurchased at $252,069,720 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2035, collateral market value $867,000,000	252,000,000
70,000,000		Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities Inc., 3.13%, dated 7/29/2005 to be repurchased at $70,018,258 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/5/2019, collateral market value $127,501,803	70,000,000
425,000,000		Interest in $1,800,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.28%, dated 7/29/2005 to be repurchased at $425,116,167 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2023, collateral market value $1,836,920,201	425,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$125,000,000		Interest in $250,000,000 joint repurchase agreement with State Street Bank and Trust Co., 3.21%, dated 7/29/2005 to be repurchased at $125,033,438 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2016, collateral market value $258,096,302	$125,000,000
75,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 3.23%, dated 7/29/2005 to be repurchased at $75,020,188 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/23/2012, collateral market value $102,003,913	75,000,000
250,000,000		Interest in $1,950,000,000 joint repurchase agreement with UBS Securities LLC, 3.28%, dated 7/29/2005 to be repurchased at $250,068,333 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,989,004,746	250,000,000
		TOTAL REPURCHASE AGREEMENTS	3,237,849,000
		TOTAL INVESTMENTS--100.8% (AT AMORTIZED COST) [4]	21,527,473,454
		OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(172,605,983)
		TOTAL NET ASSETS--100%	$21,354,867,471

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $5,917,963,907 which represents 27.7% of total net assets.

2 Discount rate at the time of purchase.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Corporation
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTs	--Municipal Exempt Receipts - Liquidity Optional Tender Series
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2005

Assets:
Investments in repurchase agreements	$3,237,849,000
Investments in securities	18,289,624,454
Total investments in securities, at amortized cost and value		$21,527,473,454
Income receivable		36,719,650
Receivable for shares sold		712,987
TOTAL ASSETS		21,564,906,091
Liabilities:
Payable for investments purchased	$178,000,000
Payable for shares redeemed	567,496
Payable for account administration fee (Note 5)	5,653
Payable for distribution services fee (Note 5)	5,653
Payable for shareholder services fee (Note 5)	1,035,648
Payable to bank	271,893
Income distribution payable	29,827,483
Accrued expenses	324,794
TOTAL LIABILITIES		210,038,620
Net assets for 21,354,514,566 shares outstanding		$21,354,867,471
Net Assets Consist of:
Paid-in capital		$21,354,515,054
Accumulated net realized loss on investments		(19,446)
Undistributed net investment income		371,863
TOTAL NET ASSETS		$21,354,867,471
Net Asset Value, Offering Price and Redemption Proceeds per Share:
Institutional Shares:
$15,600,658,738 ÷ 15,600,439,879 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$5,727,774,354 ÷ 5,727,641,546 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$26,434,379 ÷ 26,433,141 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2005

Investment Income:
Interest			$453,550,874
Expenses:
Investment adviser fee (Note 5)		$37,734,011
Administrative personnel and services fee (Note 5)		15,143,184
Account administration fee--Trust Shares (Note 5)		84,069
Custodian fees		857,932
Transfer and dividend disbursing agent fees and expenses		410,897
Directors'/Trustees' fees		141,595
Auditing fees		14,691
Legal fees		14,270
Portfolio accounting fees		188,573
Distribution services fee--Trust Shares (Note 5)		84,073
Shareholder services fee--Institutional Shares (Note 5)		35,393,912
Shareholder services fee--Institutional Service Shares (Note 5)		11,678,011
Share registration costs		82,302
Printing and postage		56,666
Insurance premiums		148,437
Miscellaneous		113,811
TOTAL EXPENSES		102,146,434
Waivers (Note 5):
Waiver of investment adviser fee	$(15,483,159)
Waiver of administrative personnel and services fee	(766,526)
Waiver of shareholder services fee--Institutional Shares	(35,393,912)
Waiver of shareholder services fee--Institutional Service Shares	(19,186)
TOTAL WAIVERS		(51,662,783)
Net expenses			50,483,651
Net investment income			403,067,223
Net realized gain on investments			6,988
Change in net assets resulting from operations			$403,074,211

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$403,067,223	$220,236,864
Net realized gain on investments	6,988	23,886
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	403,074,211	220,260,750
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(310,331,174)	(183,542,891)
Institutional Service Shares	(91,678,641)	(36,634,978)
Trust Shares	(559,108)	(107,576)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(402,568,923)	(220,285,445)
Share Transactions:
Proceeds from sale of shares	195,969,796,916	223,176,401,541
Net asset value of shares issued to shareholders in payment of distributions declared	158,142,824	85,326,178
Cost of shares redeemed	(196,153,055,301)	(226,792,661,193)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(25,115,561)	(3,530,933,474)
Change in net assets	(24,610,273)	(3,530,958,169)
Net Assets:
Beginning of period	21,379,477,744	24,910,435,913
End of period (including undistributed (distributions in excess of) net investment income of $371,863 and $(126,437), respectively)	$21,354,867,471	$21,379,477,744

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund") a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Trust Shares. The financial highlights of the Institutional Service Shares and Trust Shares are presented separately. The investments objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	152,484,780,713	$152,484,780,713	174,328,635,702	$174,328,635,702
Shares issued to shareholders in payment of distributions declared	129,187,873	129,187,873	74,500,767	74,500,767
Shares redeemed	(153,533,043,698)	(153,533,043,698)	(177,993,748,461)	(177,993,748,461)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(919,075,112)	$(919,075,112)	(3,590,611,992)	$(3,590,611,992)

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	43,291,731,228	$43,291,731,228	48,642,896,352	$48,642,896,352
Shares issued to shareholders in payment of distributions declared	28,658,863	28,658,806	10,763,253	10,763,253
Shares redeemed	(42,417,391,466)	(42,417,391,466)	(48,618,294,236)	(48,618,294,236)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	902,998,625	$902,998,568	35,365,369	$35,365,369

Year Ended July 31	2005		2004
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	193,284,975	$193,284,975	204,869,487	$204,869,487
Shares issued to shareholders in payment of distributions declared	296,145	296,145	62,158	62,158
Shares redeemed	(202,620,137)	(202,620,137)	(180,618,496)	(180,618,496)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(9,039,017)	$(9,039,017)	24,313,149	$24,313,149
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(25,115,504)	$(25,115,561)	(3,530,933,474)	$(3,530,933,474)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2005 and 2004 was as follows:

	2005	2004
Ordinary income [1]	$402,568,923	$220,285,445

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$30,199,346
Capital loss carryforward	$19,446

At July 31, 2005, the Fund had a capital loss carryforward of $19,446 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in July 2012.

The Fund used capital loss carryforwards of $6,988 to offset taxable capital gains during the year ended July 31, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Account Administration Fee

The Fund's Trust Shares pay Federated Shareholder Services Company (FSSC) an annual fee of 0.25% of the average daily net assets of the Fund's Trust Shares. This fee is remunerated to intermediaries as compensation for account administration services relating to the Fund's Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the period ended July 31, 2005, FSC retained $321 of fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the period ended July 31, 2005, FSSC retained $48,679 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Prime Obligations Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political, or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF PRIME OBLIGATIONS FUND OF THE INSTITUTIONAL SHARES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Obligations Fund (the "Fund") (a portfolio of the Money Market Obligations Trust) as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the Institutional Shares for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, other auditing procedures were performed. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 16, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Prime Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203

33506 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Trust for Government Cash Reserves

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005 [1]	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.019	0.006	0.010	0.020		0.052
Net realized and unrealized gain on investments	--	--	--	0.000	[2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.019	0.006	0.010	0.020		0.052
Less Distributions:
Distributions from net investment income	(0.019)	(0.006)	(0.010)	(0.020)		(0.052)
Distributions from net realized gain on investments	--	--	--	(0.000	) [2]	--
TOTAL DISTRIBUTIONS	(0.019)	(0.006)	(0.010)	(0.020)		(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [3]	1.91%	0.63%	1.00%	1.97%		5.38%

Ratios to Average Net Assets:
Expenses	0.46%	0.46%	0.46%	0.46%		0.46%
Net investment income	1.81%	0.62%	1.00%	1.94%		5.33%
Expense waiver/reimbursement [4]	0.48%	0.40%	0.34%	0.33%		0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,575	$122,904	$198,983	$214,479		$276,936

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,012.00	$2.29
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.51	$2.31

1 Expenses are equal to the Fund's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Government Agency Securities	100.0%
TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	22.4%
8-30 Days	46.9%
31-90 Days	26.4%
91-180 Days	1.2%
181 Days or more	3.1%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2005

Principal Amount			Value
		GOVERNMENT AGENCIES--100.5%
$30,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.230% - 3.438%, 8/1/2005 - 10/6/2005	$29,996,710
900,000		Federal Farm Credit System Note, 2.500%, 3/15/2006	894,066
42,596,000	[2]	Federal Home Loan Bank System Discount Notes, 2.830% - 3.498%, 8/1/2005 - 12/21/2005	42,492,729
4,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.148% - 3.363%, 8/16/2005 - 9/28/2005	3,998,321
1,640,000		Federal Home Loan Bank System Notes, 2.250% - 5.375%, 5/15/2006 - 8/18/2006	1,633,649
4,000,000	[2]	Tennessee Valley Authority Discount Notes, 3.195% - 3.210%, 8/25/2005 - 9/15/2005	3,987,715
		TOTAL INVESTMENTS--100.5% (AT AMORTIZED COST) [3]	83,003,190
		OTHER ASSETS AND LIABILITIES - NET--(0.5)%	(427,984)
		TOTAL NET ASSETS--100%	$82,575,206

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2005

Assets:
Total investments in securities, at amortized cost and value		$83,003,190
Income receivable		108,507
TOTAL ASSETS		83,111,697
Liabilities:
Payable for investments purchased	$202,040
Income distribution payable	190,620
Payable to bank	126,890
Payable for Directors'/Trustees' fee	163
Accrued expenses	16,778
TOTAL LIABILITIES		536,491
Net assets for 82,575,508 shares outstanding		$82,575,206
Net Assets Consist of:
Paid-in capital		$82,575,508
Distributions in excess of net investment income		(302)
TOTAL NET ASSETS		$82,575,206
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$82,575,206 ÷ 82,575,508 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2005

Investment Income:
Interest			$2,270,626
Expenses:
Investment adviser fee (Note 5)		$399,758
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		6,031
Transfer and dividend disbursing agent fees and expenses		19,303
Directors'/Trustees' fees		1,021
Auditing fees		15,191
Legal fees		6,895
Portfolio accounting fees		45,551
Shareholder services fee (Note 5)		249,849
Share registration costs		23,355
Printing and postage		6,231
Insurance premiums		8,959
Miscellaneous		11,952
TOTAL EXPENSES		944,096
Waivers (Note 5):
Waiver of investment adviser fee	$(205,646)
Waiver of administrative personnel and services fee	(23,999)
Waiver of shareholder services fee	(249,849)
TOTAL WAIVERS		(479,494)
Net expenses			464,602
Net investment income			$1,806,024

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,806,024	$896,886
Distributions to Shareholders:
Distributions from net investment income	(1,806,536)	(897,359)
Share Transactions:
Proceeds from sale of shares	296,566,722	369,714,087
Net asset value of shares issued to shareholders in payment of distributions declared	39,186	26,705
Cost of shares redeemed	(336,934,016)	(445,819,451)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(40,328,108)	(76,078,659)
Change in net assets	(40,328,620)	(76,079,132)
Net Assets:
Beginning of period	122,903,826	198,982,958
End of period (including undistributed (distributions in excess of) net investment income of $(302) and $210, respectively)	$82,575,206	$122,903,826

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Trust for Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2005	2004
Shares sold	296,566,722	369,714,087
Shares issued to shareholders in payment of distributions declared	39,186	26,705
Shares redeemed	(336,934,016)	(445,819,451)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(40,328,108)	(76,078,659)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$1,806,536	$897,359

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$190,318

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Trustees, upon the recommendation of the Audit Committee, appointed Ernst & Young LLP ("E&Y") as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche ("D&T") declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended July 31, 2004 and July 31, 2003, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended July 31, 2004 and July 31, 2003: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending July 31, 2005. During the Fund's fiscal years ended July 31, 2004 and July 31, 2003 and the interim period commencing August 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of item 304 of Regulation S-K) of reportable events (as described in paragraph (a) (1) (v) of said item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TRUST FOR GOVERNMENT CASH RESERVES:

We have audited the accompanying statement of assets and liabilities of Trust for Government Cash Reserves (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2005, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2004 and the financial highlights for each of the four years in the period then ended were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for Government Cash Reserves, a portfolio of Money Market Obligations Trust, at July 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP
Boston, Massachusetts
September 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Trust for Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N773

28850 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31,	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:

Net investment income	0.018	0.006	0.009	0.018	0.051

Net realized and unrealized gain on investments	--	0.000 [1]	0.001	0.001	--

TOTAL FROM INVESTMENT OPERATIONS	0.018	0.006	0.010	0.019	0.051

Less Distributions:

Distributions from net investment income	(0.018)	(0.006)	(0.009)	(0.018)	(0.051)

Distributions from net realized gain on investments	--	(0.000) [1]	(0.001)	(0.001)	--

TOTAL DISTRIBUTIONS	(0.018)	(0.006)	(0.010)	(0.019)	(0.051)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.86%	0.62%	1.02%	1.95%	5.22%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.82%	0.60%	0.97%	1.85%	5.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$520,178	$651,852	$863,363	$845,889	$898,472

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled Expenses Paid During Period to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period	[1]

Actual:

Fund	$1,000	$1,011.90	$2.24

Hypothetical (assuming a 5% return before expenses):

Fund	$1,000	$1,022.56	$2.26

1 Expenses are equal to the Funds annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2005, the Funds portfolio composition1 was as follows:

	Percentage of Total Investments	[2]

Repurchase Agreements	95.0%

U.S. Treasury Securities	5.0%

TOTAL	100.0%

At July 31, 2005, the Funds effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments	[2]

1-7 Days	87.4%

8-30 Days	2.3%

31-90 Days	7.6%

91-180 Days	0.0%

181 Days or more	2.7%

TOTAL	100.0%

1 See the Funds Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Funds total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2005

Principal Amount			Value

		U.S. TREASURY OBLIGATIONS--5.0%
		U.S. Treasury Bills 2.3%[1]
$12,000,000		United States Treasury Bills, 2.765% - 2.805%, 8/18/2005	$11,984,256

		U.S. Treasury Notes 2.7%
2,000,000		United States Treasury Notes, 2.500%, 5/31/2006	1,983,757
12,000,000		United States Treasury Notes, 2.750%, 6/30/2006	11,894,694

		TOTAL	13,878,451

		TOTAL U.S. TREASURY OBLIGATIONS	25,862,707

		REPURCHASE AGREEMENTS--95.2%
100,000,000		Interest in $1,633,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.280%, dated 7/29/2005 to be repurchased at $100,027,333 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,666,116,269	100,000,000
100,000,000		Interest in $1,750,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.280%, dated 7/29/2005 to be repurchased at $100,027,333 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $1,785,010,117	100,000,000
100,000,000		Interest in $1,252,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 3.280%, dated 7/29/2005 to be repurchased at $100,027,333 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $1,277,526,277	100,000,000
90,000,000		Interest in $1,800,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.280%, dated 7/29/2005 to be repurchased at $90,024,600 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2023, collateral market value $1,836,920,201	90,000,000
10,500,000	[2]	Interest in $275,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.320%, dated 6/22/2005 to be repurchased at $10,619,105 on 10/24/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2026, collateral market value $281,508,976	10,500,000
10,000,000	[2]	Interest in $250,000,000 joint repurchase agreement with UBS Securities LLC, 3.200%, dated 5/24/2005 to be repurchased at $10,113,778 on 9/30/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $256,502,923	10,000,000
		REPURCHASE AGREEMENTS--continued
$19,000,000	[2]	Interest in $473,000,000 joint repurchase agreement with UBS Securities LLC, 3.200%, dated 6/10/2005 to be repurchased at $19,160,444 on 9/16/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $484,461,299	$19,000,000
65,583,000		Interest in $1,950,000,000 joint repurchase agreement with UBS Securities LLC, 3.280%, dated 7/29/2005 to be repurchased at $65,600,926 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,989,004,746	65,583,000

		TOTAL REPURCHASE AGREEMENTS	495,083,000

		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST)[3]	520,945,707

		OTHER ASSETS AND LIABILITIES--NET--(0.2)%	(767,973)

		TOTAL NET ASSETS--100%	$520,177,734

1 Discount rate at time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2005

Assets:
Investments in repurchase agreements	$495,083,000
Investments in securities	25,862,707

Total investments in securities, at amortized cost and value		$520,945,707

Income receivable		342,657
Receivable for shares sold		3,475

TOTAL ASSETS		521,291,839

Liabilities:
Income distribution payable	1,016,320
Payable to bank	71,986
Accrued expenses	25,799

TOTAL LIABILITIES		1,114,105

Net assets for 520,179,027 shares outstanding		$520,177,734

Net Assets Consist of:
Paid-in capital		$520,179,027
Distributions in excess of net investment income		(1,293)

TOTAL NET ASSETS		$520,177,734

Net Asset Value, Offering Price and Redemption Proceeds per Share:
$520,177,734 520,179,027 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2005

Investment Income:
Interest			$13,134,022

Expenses:
Investment adviser fee (Note 5)		$2,307,245
Administrative personnel and services fee (Note 5)		463,002
Custodian fees		29,078
Transfer and dividend disbursing agent fees and expenses		21,510
Directors/Trustees fees		4,791
Auditing fees		12,364
Legal fees		7,648
Portfolio accounting fees		99,713
Shareholder services fee (Note 5)		1,442,028
Share registration costs		22,671
Printing and postage		8,322
Insurance premiums		14,073
Miscellaneous		16,653

TOTAL EXPENSES		4,449,098

Waivers (Note 5):
Waiver of investment adviser fee	$(365,325)
Waiver of administrative personnel and services fee	(23,472)
Waiver of shareholder services fee	(1,442,028)

TOTAL WAIVERS		(1,830,825)

Net expenses			2,618,273

Net investment income			$10,515,749

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2005	2004

Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,515,749	$4,209,910
Net realized gain on investments	--	81,261

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,515,749	4,291,171

Distributions to Shareholders:
Distributions from net investment income	(10,521,748)	(4,258,084)
Distributions from net realized gain on investments	--	(81,261)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,521,748)	(4,339,345)

Share Transactions:
Proceeds from sale of shares	2,699,869,630	2,760,466,829
Net asset value of shares issued to shareholders in payment of distributions declared	2,546,155	1,058,605
Cost of shares redeemed	(2,834,084,138)	(2,972,988,080)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(131,668,353)	(211,462,646)

Change in net assets	(131,674,352)	(211,510,820)

Net Assets:
Beginning of period	651,852,086	863,362,906

End of period (including undistributed (distributions in excess of) net investment income of $(1,293) and $4,706, respectively)	$520,177,734	$651,852,086

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the Fund). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholders interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian banks vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreements collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the Trustees). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Funds policy to comply with the Subchapter M provision of the Internal Revenue Code (the Code) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2005	2004

Shares sold	2,699,869,630	2,760,466,829
Shares issued to shareholders in payment of distributions declared	2,546,155	1,058,605
Shares redeemed	(2,834,084,138)	(2,972,988,080)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(131,668,353)	(211,462,646)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2005 and 2004 were as follows:

	2005	2004

Ordinary income[1]	$10,521,748	$4,339,345

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,015,027

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds investment adviser (the Adviser), receives for its services an annual investment adviser fee equal to 0.40% of the Funds average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Funds aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state law and regulations, expenses of withholding taxes and extraordinary expenses) exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Funds Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, Federated), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TRUST FOR U.S. TREASURY OBLIGATIONS:

We have audited the accompanying statement of assets and liabilities of Trust for U.S. Treasury Obligations (the Fund) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for U.S. Treasury Obligations, a portfolio of Money Market Obligations Trust, at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
September 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trusts business affairs and for exercising all the Trusts powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are interested persons of the Fund (i.e., Interested Board members) and those who are not (i.e., Independent Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Funds Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for interested status: John F. Donahue is the father of J. Christopher Donahue; both are interested due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is interested because his son-in-law is employed by the Funds principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Childrens Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Began Serving	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Susan R. Hill has been the Funds Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Funds Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Funds Adviser from 1997 until 2004 and an Assistant Vice President of the Funds Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Funds Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Funds Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Funds Board has reviewed the Funds investment advisory contract. The Boards decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds investment objectives and long term performance; the Advisers management philosophy, investment and operating strategies, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Funds relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Funds operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Advisers industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Boards selection or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Advisers fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Advisers cost of providing the services; the extent to which the Adviser may realize economies of scale as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Advisers relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Advisers service and fee. The Funds Board is aware of these factors and is guided by them in its review of the Funds advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Boards formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Boards evaluation of an advisory contract is informed by reports covering such matters as: the Advisers investment philosophy, personnel, and processes; operating strategies; the Funds short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or peer group funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Funds expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federateds responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Funds performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Funds investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Funds ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Funds investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Advisers investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federateds subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federateds profitability and/or costs (which would include an assessment as to whether economies of scale would be realized if the fund were to grow to some sufficient size). In the Boards view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine economies of scale, its experience has been that such economies are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, the presence of expense limitations (if any) may offset any perceived economies. As suggested above, the Board considers the information it receives about the Funds performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Boards decision to approve the contract reflects its determination that Federateds performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Funds portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federateds website. Go to FederatedInvestors.com, select Products, select the Prospectuses and Regulatory Reports link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SECs website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N-Q. These filings are available on the SECs website at www.sec.gov and may be reviewed and copied at the SECs Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the Products section of the Federateds website at FederatedInvestors.com by clicking on Portfolio Holdings and selecting the name of the Fund, or by selecting the name of the Fund and clicking on Portfolio Holdings. You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

Trust for U.S. Treasury Obligations
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N799

28731 (9/05)

Federated is a registered mark of Federated Investors, Inc.
2005 Federated Investors, Inc.

Money Market Trust
A Portfolio of Money Market Obligations Trust
ANNUAL SHAREHOLDER REPORT
July 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured  May Lose Value  No Bank Guarantee

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

Year Ended July 31                             2005          2004            2003               2002            2001
Net Asset Value, Beginning of Period          $1.00          $1.00           $1.00              $1.00          $1.00
Income From Investment Operations:
Net investment income                         0.020          0.007           0.011              0.021          0.054
Net realized and unrealized gain (loss)
on investments                                  --            0.000   (1)       --                  --              --
   TOTAL FROM INVESTMENT OPERATIONS           0.020          0.007           0.011              0.021          0.054
Less Distributions:
Distributions from net investment income      (0.020)     (0.007)      (0.011)        (0.021)     (0.054)
Distributions from net realized gain on
investments                                     --           (0.000)(1)      --                  --              --
   TOTAL DISTRIBUTIONS                        (0.020)     (0.007)      (0.011)        (0.021)     (0.054)
Net Asset Value, End of Period                $1.00          $1.00           $1.00              $1.00          $1.00
Total Return(2)                                1.97%      0.73%       1.11%         2.14%      5.55%

Ratios to Average Net Assets:
Expenses                                       0.47%      0.46%       0.46%         0.46%      0.46%
Net investment income                          1.89%      0.71%       1.14%         2.16%      5.43%
Supplemental Data:
Net assets, end of period (000 omitted)      $69,876       $101,476        $180,027           $321,150        $316,925
1  Represents less than $0.001.
-------------------------------------------------------------------------------------------------------------------
2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and /or shareholders services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses
Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                        Beginning                   Ending
                                                      Account Value             Account Value            Expenses Paid
                                                        2/1/2005                  7/31/2005             During Period(1)
Actual                                                   $1,000                   $1,012.40                  $2.25
Hypothetical (assuming a 5% return before
expenses)                                                $1,000                   $1,022.56                  $2.26
1  Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
-------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

At July 31, 2005, the Fund's portfolio composition(1) was as follows:

                                                                                                        Percentage of
Security Type                                                                                        Total Investments(2)
Variable Rate Instruments                                                                                   36.2%
Commercial Paper & Notes                                                                                35.5%
Bank Instruments                                                                                            17.7%
Repurchase Agreements                                                                                       10.6%
   TOTAL                                                                                                    100.0%
At July 31, 2005, the Fund's credit quality ratings composition(3) was as follows:
-------------------------------------------------------------------------------------------------------------------

                S&P Short-Term Ratings as                                      Moody's Short-Term Ratings as
              Percentage of Total Investments(2)                                 Percentage of Total Investments(2)
 A-1+                                          56.1%                     Prime-1                            95.1%
 A-1                                           37.6%
 A-2                                            1.4%                     Prime-2                             0.0%
 Not rated by S&P                           4.9%                     Not rated by Moody's                4.9%
    TOTAL                                      100.0%                       TOTAL                           100.0%
At July 31, 2005, the Fund's effective maturity(4) schedule was as follows:
-------------------------------------------------------------------------------------------------------------------

Securities With an                                                                          Percentage of
Effective Maturity of:                                                                  Total Investments(2)
1-7 Days                                                                                      25.8%(5)
8-30 Days                                                                                       36.6%
31-90 Days                                                                                      31.1%
91-180 Days                                                                                     6.5%
181 Days or more                                                                                0.0%
   TOTAL 100.0% 1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.
-------------------------------------------------------------------------------------------------------------------
2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of
Investments which follows. 3 These tables depict the short-term credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's
(S&P) and Moody's Investors Service (Moody's), each of which is a Nationally
Recognized Statistical Rating Organization (NRSRO).
Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund.
Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security.
Please see the description of credit quality ratings in the Fund's Statement of
Additional Information.
Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 4.9% do not have short-term ratings by either of these NRSROs. 4
Effective maturity is determined in accordance with the requirements of Rule
2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5  Overnight securities comprised 13.9% of the Fund's portfolio.

PORTFOLIO OF INVESTMENTS

July 31, 2005

    Principal
     Amount                                                                                                             Value
                      ASSET-BACKED SECURITIES--5.7%
                      Finance - Automotive--3.0%
  $    263,101        Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005                          $     263,101
      1,644,573       Merrill Auto Trust Securitization 2005-1, Class A1, 3.472%, 6/26/2006                           1,644,573
       236,322        WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006                                    236,322
                         TOTAL                                                                                        2,143,996
                      Finance - Equipment--0.9%
        85,112    (1) CIT Equipment Collateral 2004-DFS, Class A1, 2.009%, 10/20/2005                                  85,112
       321,622        CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006                                           321,622
       204,035    (1) GE Commercial Equipment Financing LLC, (Series 2004-A), Class A-1, 2.590%, 12/22/2005            204,035
                         TOTAL                                                                                         610,769
                      Insurance--1.8%
       238,733        Onyx Acceptance Auto Owner Trust 2005-A, Class A1, (Insured by MBIA Insurance Corp.),
                      2.849%, 3/15/2006                                                                                238,733
      1,000,000       Onyx Acceptance Auto Owner Trust 2005-B, Class A1, (Insured by FGIC), 3.615%, 7/17/2006         1,000,000
                         TOTAL                                                                                        1,238,733
                         TOTAL ASSET-BACKED SECURITIES                                                                3,993,498
                      CERTIFICATES OF DEPOSIT--17.9%
                      Banking--17.9%
      1,500,000       Citibank N.A., New York, 3.400%, 9/22/2005                                                      1,500,000
      1,000,000       Compass Bank, Birmingham, 3.430%, 9/9/2005                                                      1,000,000
      2,000,000       First Tennessee Bank, N.A., 3.420%, 9/9/2005                                                    2,000,000
      3,000,000       National City Bank, Ohio, 3.540%, 10/18/2005                                                    3,000,000
      2,000,000       Regions Bank, Alabama, 3.130%, 8/8/2005                                                         2,000,000
      3,000,000       SunTrust Bank, 3.430%, 9/27/2005                                                                3,000,000
                         TOTAL CERTIFICATES OF DEPOSIT                                                               12,500,000
                      COLLATERALIZED LOAN AGREEMENTS--2.9%
                      Brokerage--2.9%
      2,000,000       Merrill Lynch & Co., Inc., 3.462%, 8/1/2005                                                 2,000,000
                      COMMERCIAL PAPER--22.4%(2)
                      Banking--12.3%
      1,000,000       Bank of America Corp., 3.240%, 8/15/2005                                                         998,740
      1,430,000       Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group,
                      3.510%, 10/12/2005                                                                              1,419,961
      3,600,000   (1) Fountain Square Commercial Funding Corp., 3.170%, 8/9/2005                                      3,597,464
      1,000,000   (1) Long Lane Master Trust IV, (Bank of America N.A. Swap Agreement), 3.280%, 9/8/2005               996,538
      1,000,000   (1) Ticonderoga Funding LLC, (Bank of America N.A. Swap Agreement), 3.370%, 8/18/2005                998,409
       539,000        US Bank National, Minneapolis, MN, 3.300%, 9/16/2005 - 9/23/2005                                 536,520
                         TOTAL                                                                                        8,547,632
                      Brokerage--2.1%
      1,500,000       Morgan Stanley, 3.140%, 8/8/2005                                                                1,499,084
                      Finance - Automotive--5.1%
      3,600,000       FCAR Auto Loan Trust, (A1+/P1 Series), 3.140% - 3.360%, 8/8/2005 - 11/2/2005                    3,584,891
                      Finance - Securities--2.9%
      2,000,000   (1) Georgetown Funding Co. LLC, 3.330%, 8/17/2005                                                   1,997,040
                         TOTAL COMMERCIAL PAPER                                                                      15,628,647
                      CORPORATE BONDS--7.1%
                      Banking--2.1%
      1,000,000       Citigroup, Inc., 6.750%, 12/1/2005                                                              1,010,023
       465,000        Mellon Bank N.A., Pittsburgh, 6.500%, 8/1/2005                                                   465,000
                         TOTAL                                                                                        1,475,023

-------------------------------------------------------------------------------------------------------------------
     Principal
      Amount                                                                                                           Value
                       CORPORATE BONDS--continued
                       Brokerage--0.7%
   $     500,000       Goldman Sachs Group, Inc., 7.625%, 8/17/2005                                             $     500,912
                       Electrical Equipment--1.0%
         700,000       Emerson Electric Co., 6.300%, 11/1/2005                                                        704,490
                       Finance - Commercial--2.6%
        1,825,000      CIT Group, Inc., 3.440%, 11/4/2005                                                            1,826,047
                       Finance - Retail--0.7%
         465,000       Associates Corp. of North America, 6.375%, 11/15/2005                                          468,534
                          TOTAL CORPORATE BONDS                                                                      4,975,006
                       NOTES - VARIABLE--38.0%(3)
                       Banking--10.4%
         500,000       Bank of America Corp., 3.548%, 8/26/2005                                                       500,089
        2,000,000  (1) Bank of New York Co., Inc., 3.520%, 8/29/2005                                                 2,000,000
         900,000       Mercantile Safe Deposit & Trust Co., Baltimore, 3.358%, 8/15/2005                          900,000
        3,400,000      Wells Fargo & Co., 3.390% - 3.450%, 8/2/2005 - 8/14/2005                                  3,400,000
         480,000       Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.560%, 8/4/2005           480,000
                          TOTAL                                                                                      7,280,089
                       Brokerage--4.3%
        2,000,000  (1) Goldman Sachs Group, Inc., 3.378%, 8/15/2005                                                  2,000,198
        1,000,000      Merrill Lynch & Co., Inc., 3.450%, 8/30/2005                                              1,000,120
                          TOTAL                                                                                      3,000,318
                       Finance - Retail--11.0%
        3,700,000      American Express Credit Corp., 3.496%, 8/19/2005                                              3,700,214
        4,000,000      SLM Corp., 3.850%, 10/25/2005                                                                 4,004,436
                          TOTAL                                                                                      7,704,650
                       Insurance--12.3%
        4,000,000      Allstate Life Insurance Co., 3.445% - 3.480%, 8/1/2005                                        4,000,000
        3,600,000      Hartford Life Global Funding Trust, 3.498%, 8/15/2005                                         3,600,000
        1,000,000      New York Life Insurance Co., 3.430%, 8/26/2005                                                1,000,000
                          TOTAL                                                                                      8,600,000
                          TOTAL NOTES - VARIABLE                                                                    26,585,057
                       REPURCHASE AGREEMENT--11.2%
        7,808,000      Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns Cos., Inc.,
                       3.310%, dated 7/29/2005 to be repurchased at $7,810,154 on 8/1/2005, collateralized by U.S. Government Obligations with various maturities to 5/1/2042, collateral market
                       value $1,549,418,991                                                                          7,808,000
                          TOTAL INVESTMENTS--105.2%(AT AMORTIZED COST)4                                              73,490,208
                          OTHER ASSETS AND LIABILITIES - NET--(5.2)%                                                 (3,614,578)
                          TOTAL NET ASSETS--100%                                                                 $   69,875,630
1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to
$11,878,796 which represents 17.0% of total net assets.
-------------------------------------------------------------------------------------------------------------------
2 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues. 3 Floating rate note with current rate and next reset date shown.
4  Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

FGIC              --Financial Guaranty Insurance
                  Company
LOC               --Letter of Credit
MBIA              --Municipal Bond Investors Assurance
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2005

Assets:
Investments in repurchase agreements                                              $      7,808,000
Investments in securities                                                                65,682,208
Total investments in securities, at amortized cost and value                                            $      73,490,208
Income receivable                                                                                               174,123
Receivable for shares sold                                                                                       4,602
   TOTAL ASSETS                                                                                                73,668,933
Liabilities:
Payable for investments purchased                                                        3,600,000
Payable for shares redeemed                                                                46,645
Income distribution payable                                                               109,783
Payable to Bank                                                                            1,584
Accrued expenses                                                                           35,291
   TOTAL LIABILITIES                                                                                           3,793,303
Net assets for 69,874,161 shares outstanding                                                            $      69,875,630
Net Assets Consist of:
Paid-in capital                                                                                         $      69,874,161
Undistributed net investment income                                                                              1,469
   TOTAL NET ASSETS                                                                                     $      69,875,630
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$69,875,630 / 69,874,161 shares outstanding, no par value, unlimited shares
authorized                                                                                                       $1.00
See Notes which are an integral part of the Financial Statements
-------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended July 31, 2005

Investment Income:
Interest                                                                                                 $      1,966,099
Expenses:
Investment adviser fee ( Note 5)                                                    $    333,063
Administrative personnel and services fee (Note 5)                                       150,000
Custodian fees                                                                           23,976
Transfer and dividend disbursing agent fees and expenses                                 129,935
Directors'/Trustees' fees                                                                  246
Auditing fees                                                                            25,998
Legal fees                                                                                6,319
Portfolio accounting fees                                                                44,439
Shareholder services fee (Note 5)                                                        208,164
Share registration costs                                                                 15,085
Printing and postage                                                                      6,575
Insurance premiums                                                                        9,460
Miscellaneous                                                                              726
   TOTAL EXPENSES                                                                        953,986
Waivers (Note 5):
Waiver of investment adviser fee                               $  (333,063)
Waiver of administrative personnel and services fee               (24,166)
Waiver of shareholder services fee                                (208,164)
   TOTAL WAIVERS                                                                        (565,393)
Net expenses                                                                                                     388,593
Net investment income                                                                                    $      1,577,506
See Notes which are an integral part of the Financial Statements
-------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

Year Ended July 31                                                                   2005                       2004
Increase (Decrease) in Net Assets
Operations:
Net investment income                                                         $      1,577,506           $     877,494
Net realized gain on investments                                                       --                       19,678
   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                  1,577,506                   897,172
Distributions to Shareholders:
Distributions from net investment income                                          (1,580,443)                 (875,154)
Distributions from net realized gain on investments                                    --                      (19,678)
   CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS              (1,580,443)                 (894,832)
Share Transactions:
Proceeds from sale of shares                                                      218,959,372                506,117,373
Net asset value of shares issued to shareholders in payment of
distributions declared                                                              683,516                    280,854
Cost of shares redeemed                                                          (251,240,277)              (584,951,397)
   CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                        (31,597,389)               (78,553,170)
Change in net assets                                                             (31,600,326)               (78,550,830)
Net Assets:
Beginning of period                                                               101,475,956                180,026,786
End of period (including undistributed net investment income of $1,469
and $4,406, respectively)                                                     $   69,875,630             $   101,475,956
See Notes which are an integral part of the Financial Statements
-------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

July 31, 2005

1. ORGANIZATION
Money Market Obligations Trust (the "Trust") is registered under the Investment
Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Money Market Trust (the "Fund").
The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP)
in the United States of America.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements
It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").
Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization All premiums and discounts are amortized/accreted.

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the
Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST The following table summarizes share activity:

Year Ended July 31                                                                   2005                      2004
Shares sold                                                                        218,959,372               506,117,373
Shares issued to shareholders in payment of distributions declared                   683,516                   280,854
Shares redeemed                                                                  (251,240,277)             (584,951,397)
    NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                 (31,597,389)               (78,553,170)
4. FEDERAL TAX INFORMATION
-------------------------------------------------------------------------------------------------------------------
The tax character of distributions as reported on the Statement of Changes in
Net Assets for the years ended July 31, 2005 and 2004, was as follows:

                                                                                         2005                  2004
 Ordinary income(1)                                                                   $1,580,443             $894,832
1  For tax purposes short-term capital gain distributions are considered ordinary income distributions.
-------------------------------------------------------------------------------------------------------------------
As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                                             $        111,252
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
-------------------------------------------------------------------------------------------------------------------

Investment Adviser Fee
Federated Investment Management Company, the Fund's investment adviser (the
"Adviser"), receives for its services an annual investment adviser fee equal to
0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expense of registering and qualifying the Fund and its shares under federal and state law, expenses of withholding taxes, and extraordinary expenses) exceed
0.45% of average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services
Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Average Aggregate Daily Net Assets Administrative Fee of the Federated
Funds 0.150% On the first $5 billion 0.125% On the next $5 billion 0.100% On the next $10 billion 0.075% On assets in excess of $20 billion The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and
$40,000 per each additional class of Shares.
-------------------------------------------------------------------------------------------------------------------

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee
Under the terms of a Shareholder Services Agreement with Federated Shareholder
Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.
FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended
July 31, 2005, FSSC did not retain any fees paid by the Fund.

General
Certain of the Officers and Trustees of the Fund are Officers and Directors or
Trustees of the above companies.

6. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of
Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United
States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately.
Additional lawsuits based upon similar allegations may be filed in the future.
The potential impact of these lawsuits, all of which seek unquantified damages, attorney fees and expenses, and future potential similar suits is uncertain.
Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of
Fund shares, or other adverse consequences for the Funds.

7. SUBSEQUENT EVENT
On August 5, 2005, the Fund ceased operations and completed a tax-free transfer of assets to Federated Master Trust, which was managed by the Fund's Adviser.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF
MONEY MARKET TRUST: We have audited the accompanying statement of assets and liabilities of Money Market Trust (the Fund) (one of the portfolios constituting
Money Market Obligations Trust), including the portfolio of investments, as of
July 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money
Market Trust, a portfolio of Money Market Obligations Trust, at July 31, 2005,
the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

[GRAPHIC OMITTED][GRAPHIC OMITTED]

Boston, Massachusetts
September 16, 2005

BOARD OF TRUSTEES AND TRUST OFFICERS

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies
(comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's
Statement of Additional Information includes additional information about Trust
Trustees and is available, without charge and upon request, by calling
1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name
Birth Date
Address
Positions Held with Trust               Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous
Date Service Began                      Position(s)
John F. Donahue*                        Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex;
Birth Date: July 28, 1924               Chairman and Director, Federated Investors, Inc.
CHAIRMAN AND TRUSTEE
Began serving: October 1988             Previous Positions: Trustee, Federated Investment Management Company and Chairman and
                                        Director, Federated Investment Counseling.

J. Christopher Donahue*                 Principal Occupations: Principal Executive Officer and President of the Federated Fund
Birth Date: April 11, 1949              Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President,
PRESIDENT AND TRUSTEE                   Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee,
Began serving: April 1989               Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman
                                        and Director, Federated Global Investment Management Corp.; Chairman, Passport Research,
                                        Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

                                        Previous Positions: President, Federated Investment Counseling; President and Chief
                                        Executive Officer, Federated Investment Management Company, Federated Global Investment
                                        Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.*                Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of
Birth Date: October 11, 1932            Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical
3471 Fifth Avenue                       Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical
Suite 1111                              Center.
Pittsburgh, PA
TRUSTEE                                 Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.
Began serving: October 1988
                                        Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh
                                        Medical Center.

*  Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher
Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
-------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND

Name
Birth Date
Address
Positions Held with Trust           Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous
Date Service Began                  Position(s)
Thomas G. Bigley                    Principal Occupation: Director or Trustee of the Federated Fund Complex.
Birth Date: February 3, 1934
15 Old Timber Trail                 Other Directorships Held: Director, Member of Executive Committee, Children's
Pittsburgh, PA                      Hospital of Pittsburgh; Director, University of Pittsburgh.
TRUSTEE
Began serving: November 1994        Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.                 Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman
Birth Date: June 23, 1937           of the Board, Investment Properties Corporation; Partner or Trustee in private real
Investment                          estate ventures in Southwest Florida.
Properties Corporation
3838 North Tamiami Trail            Previous Positions: President, Investment Properties Corporation; Senior Vice
Suite 402                           President, John R. Wood and Associates, Inc., Realtors; President, Naples Property
Naples, FL                          Management, Inc. and Northgate Village Development Corporation.
TRUSTEE
Began serving: August 1991

Nicholas P. Constantakis            Principal Occupations: Director or Trustee of the Federated Fund Complex.
Birth Date: September 3, 1939
175 Woodshire Drive                 Other Directorships Held: Director and Member of the Audit Committee, Michael Baker
Pittsburgh, PA                      Corporation (engineering and energy services worldwide).
TRUSTEE
Began serving: October 1999         Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham                  Principal Occupation: Director or Trustee of the Federated Fund Complex.
Birth Date: March 5, 1943
353 El Brillo Way                   Other Directorships Held: Chairman, President and Chief Executive Officer,
Palm Beach, FL                      Cunningham & Co., Inc. (strategic business consulting); Trustee Associate,
TRUSTEE                             Boston College.
Began serving: January 1999
                                    Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer
                                    Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director,
                                    First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden                     Principal Occupation: Director or Trustee of the Federated Fund Complex.
Birth Date: March 16, 1942
One Royal Palm Way                  Other Directorships Held: Board of Overseers, Babson College.
100 Royal Palm Way
Palm Beach, FL                      Previous Positions: Representative, Commonwealth of Massachusetts General Court;
TRUSTEE                             President, State Street Bank and Trust Company and State Street Corporation
Began serving: August 1991          (retired); Director, VISA USA and VISA International; Chairman and Director,
                                    Massachusetts Bankers Association; Director, Depository Trust Corporation; Director,
                                    The Boston Stock Exchange.

Charles F. Mansfield, Jr.           Principal Occupations: Director or Trustee of the Federated Fund Complex; Management
Birth Date: April 10, 1945          Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and
80 South Road                       technology) (prior to 9/1/00).
Westhampton Beach, NY
TRUSTEE                             Previous Positions: Chief Executive Officer, PBTC International Bank; Partner,
Began serving: January 1999         Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of
                                    Retail Banking Sector, Chase Manhattan Bank;
                                    Senior Vice President, HSBC Bank USA
                                    (formerly, Marine Midland Bank); Vice
                                    President, Citibank; Assistant Professor of
                                    Banking and Finance, Frank G. Zarb School of
                                    Business, Hofstra University.

John E. Murray, Jr., J.D.,          Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor
S.J.D.                              and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.
Birth Date: December 20, 1932
Chancellor, Duquesne                Other Directorships Held: Director, Michael Baker Corp. (engineering, construction,
University                          operations and technical services).
Pittsburgh, PA
TRUSTEE                             Previous Positions: President, Duquesne University; Dean and Professor of Law,
Began serving: February 1995        University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
                                    University School of Law.

Marjorie P. Smuts                   Principal Occupations: Director or Trustee of the Federated Fund Complex; Public
Birth Date: June 21, 1935           Relations/Marketing Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA                      Previous Positions: National Spokesperson, Aluminum Company of America; television
TRUSTEE                             producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.
Began serving: October 1988

John S. Walsh                       Principal Occupations: Director or Trustee of the Federated Fund Complex; President
Birth Date: November 28, 1957       and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters);
2604 William Drive                  President and Director, Manufacturers Products, Inc. (distributor of portable
Valparaiso, IN                      construction heaters); President, Portable Heater Parts, a division of Manufacturers
TRUSTEE                             Products, Inc.
Began serving: January 1999
                                    Previous Position: Vice President, Walsh & Kelly, Inc.

-------------------------------------------------------------------------------------------------------------------

OFFICERS

Name
Birth Date
Positions Held with Trust
Date Service Began                 Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle                  Principal Occupations: Executive Vice President and Secretary of the Federated Fund
Birth Date: October 26, 1938       Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT
AND SECRETARY                      Previous Positions: Trustee, Federated Investment Management Company and Federated
Began serving: October 1988        Investment Counseling; Director, Federated Global Investment Management Corp.,
                                   Federated Services Company and Federated Securities Corp.

Richard J. Thomas                  Principal Occupations: Principal Financial Officer and Treasurer of the Federated
Birth Date: June 17, 1954          Fund Complex; Senior Vice President, Federated Administrative Services.
TREASURER
Began serving: November 1998       Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated
                                   Investors, Inc.

Richard B. Fisher                  Principal Occupations: Vice Chairman or Vice President of some of the Funds in the
Birth Date: May 17, 1923           Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                     Federated Securities Corp.
Began serving: October 1988
                                   Previous Positions: President and Director or Trustee of some of the Funds in the
                                   Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
                                   Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham              Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of
Birth Date: September 15,          money market products in 2004. She joined Federated in 1981 and has been a Senior
1959                               Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997.
CHIEF INVESTMENT OFFICER           Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance
Began serving: May 2004            from Robert Morris College.

Mary Jo Ochson                     Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of
Birth Date: September 12,          tax-exempt fixed income products in 2004 and is a Vice President of the Trust. She
1953                               joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice
CHIEF INVESTMENT OFFICER           President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial
AND VICE PRESIDENT                 Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
Began serving: November 1998

Susan R. Hill                      Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and
Birth Date: June 20, 1963          has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the
VICE PRESIDENT                     Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003,
Began serving: May 2004            and served as Vice President of the Fund's Adviser from 1997 until 2004 and an
                                   Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a
                                   Chartered Financial Analyst and received an M.S. in Industrial Administration from
                                   Carnegie Mellon University.

Jeff A. Kozemchak                  Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in
Birth Date: January 15, 1960       1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President
VICE PRESIDENT                     of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice
Began serving: May 2004            President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered
                                   Financial Analyst and received his M.S. in Industrial Administration from Carnegie
                                   Mellon University in 1987.

BOARD REVIEW OF ADVISORY CONTRACT
-------------------------------------------------------------------------------------------------------------------

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives;
the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of
Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the
Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's
"selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the
Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and
the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the
Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and
relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis,
Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the
Board's decision to approve the contract reflects its determination that
Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com, select "Products," select the "Prospectuses and
Regulatory Reports" link, then select the Fund to access the link to Form N-PX.
This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call
1-800-SEC-0330 for information on the operation of the Public Reference Room.)
You may also access this information from the "Products" section of the
Federated Investors website at FederatedInvestors.com by clicking on "Portfolio
Holdings" and selecting the name of the Fund, or by selecting the name of the
Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal
Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Cusip 60934N229

28727 (9/05)

Trust For Short-Term U.S. Government Securities
A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured  May Lose Value  No Bank Guarantee

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

Year Ended July 31                      2005          2004              2003             2002                2001
Net Asset
Value,                               -----------     $1.00             $1.00             $1.00
Beginning of Period                     $1.00                                                               $1.00
Income
From
Investment Operations:
Net investment income                   0.019        0.007             0.010             0.020              0.052
Less Distributions:
Distributions from
net                                  -----------
investment income                      (0.019)      (0.007)           (0.010)           (0.020)            (0.052)
Net Asset Value, End of Period          $1.00        $1.00             $1.00             $1.00              $1.00
Total Return(2)                         1.92          0.66%        1.05%       2.02%         5.37%

Ratios to
Average
------------------------------------
Net Assets:
Expenses                                0.47          0.46%        0.46%       0.45%         0.45%
Net investment income                   1.84          0.66%        1.07%       2.05%         5.18%
Supplemental Data:
Net assets, end
of                                                  $161,689          $256,005         $343,853            $525,818      -----------------------------------------------------
period (000 omitted)                  $104,042   ------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
1  Beginning with the year ended July 31, 2005, the Fund was audited by Ernst
   & Young LLP. The previous years were audited by another independent registered public accounting firm.
2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses
Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                Beginning Ending
                                             Account Value            Account Value                  Expenses Paid
                                               2/1/2005                 7/31/2005                  During Period(1)
Actual                                          $1,000                  $1,012.10                        $2.34
Hypothetical (assuming a 5% return       ---------------------     --------------------       ----------------------------
before expenses)                                $1,000            -     $1,022.46            -           $2.36
1........Expenses are equal to the Fund's annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
-----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

At July 31, 2005, the Fund's portfolio composition1 was as follows:

                                                                                                              Percentage of
                                                                                                       Total Investments(2)
Repurchase Agreements                                                                                                 59.5%
U.S. Government Agency Securities                                                                                     40.5%
   TOTAL                                                                                                             100.0%

-----------------------------------------------------------------------------------------------------------------------------
At July 31, 2005, the Fund's effective maturity(3) schedule was as follows:
Securities With an                                                                                            Percentage of
Effective Maturity of:                                                                                 Total Investments(2)
1-7 Days                                                                                                           53.3%(4)
8-30 Days                                                                                                             24.0%
31-90 Days                                                                                                            15.8%
91-180 Days                                                                                                            4.8%
181 Days or more                                                                                                       2.1%
   TOTAL                                                                                                             100.0%
1  See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
-----------------------------------------------------------------------------------------------------------------------------
2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of
Investments which follows. 3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4  Overnight securities comprised 48.0% of the Fund's portfolio.

PORTFOLIO OF INVESTMENTS
July 31, 2005

        Principal
         Amount                                                                                                  Value

                           GOVERNMENT AGENCIES--40.5%
  $     8,000,000     (1)  Federal Home Loan Bank System Floating Rate Notes, 3.100% - 3.270%,
                           8/2/2005 - 9/13/2005                                                          $     7,996,764
        1,045,000          Federal Home Loan Bank System Notes, 2.875% - 3.250%, 5/22/2006 -
                           7/21/2006                                                                           1,038,561
       11,000,000     (2)  Federal Home Loan Mortgage Corp. Discount Notes, 2.855% - 3.475%,
                           8/9/2005 - 12/20/2005                                                               10,926,834
        8,000,000     (1)  Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.184% -
                           3.340%, 8/7/2005 - 9/27/2005                                                        7,999,162
        2,160,000          Federal Home Loan Mortgage Corp. Notes, 2.000% - 5.250%, 1/15/2006 -
                           8/11/2006                                                                           2,161,521
        2,000,000     (2)  Federal National Mortgage Association Discount Notes, 2.910%,
                           8/17/2005                                                                           1,997,413
       10,000,000     (1)  Federal National Mortgage Association Floating Rate Notes, 3.215% -
                           3.373%, 8/6/2005 - 9/6/2005                                                         9,998,932
                                TOTAL GOVERNMENT AGENCIES                                                      42,119,187

                           REPURCHASE AGREEMENTS--59.5%
       21,000,000          Interest in $663,000,000 joint repurchase agreement with BNP Paribas
                           Securities Corp., 3.320%, dated 7/29/2005 to be repurchased at
                           $21,005,810 on 8/1/2005, collateralized by U.S. Government Agency
                           Obligations with various maturities to 8/1/2035, collateral market
                           value $677,779,473                                                                  21,000,000
        8,000,000          Interest in $1,600,000,000 joint repurchase agreement with Citigroup
                           Global Markets, Inc., 3.363%, dated 7/29/2005 to be repurchased at
                           $8,002,242 on 8/1/2005, collateralized by U.S. Government Agency
                           Obligations with various maturities to 8/1/2035, collateral market
                           value $1,644,135,004                                                                8,000,000
       18,000,000          Interest in $2,000,000,000 joint repurchase agreement with Deutsche
                           Bank Securities, Inc., 3.320%, dated 7/29/2005 to be repurchased at
                           $18,004,980 on 8/1/2005, collateralized by U.S. Government Agency
                           Obligations with various maturities to 8/1/2035, collateral market
                           value $2,049,630,426                                                                18,000,000
        8,000,000     (3)  Interest in $500,000,000 joint repurchase agreement with Merrill
                           Lynch Government Securities, 3.290%, dated 6/20/2005 to be repurchased at $8,045,329 on 8/22/2005, collateralized by U.S.
                           Government Agency Obligations with various maturities to 9/1/2034,
                           collateral market value $513,581,070                                                8,000,000
        4,000,000     (3)  Interest in $700,000,000 joint repurchase agreement with UBS
                           Securities LLC, 3.150%, dated 5/6/2005 to be
                           repurchased at $4,032,200 on 8/9/2005, collateralized
                           by U.S. Government Agency Obligations with various
                           maturities to 6/25/2035, collateral market
                           value $726,151,284                                                                  4,000,000
        2,974,000          Interest in $1,950,000,000 joint repurchase agreement with UBS
                           Securities LLC, 3.280%, dated 7/29/2005 to be repurchased at
                           $2,974,813 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value
                           $1,989,004,746                                                                      2,974,000
                                TOTAL REPURCHASE AGREEMENTS                                                    61,974,000
                                TOTAL INVESTMENTS -
                                100.0%
                                (AT AMORTIZED COST) (4)                                                       104,093,187
                                OTHER ASSETS AND LIABILITIES - NET--(0.0)%                                       (51,270)
                                TOTAL NET ASSETS--100%                                                    $    104,041,917

  1       Floating rate note with current rate and next reset date shown.
=============================================================================================================================
  2       Discount rate at time of purchase.
  3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days. 4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2005

Assets:
Investments in securities                                                    $ 42,119,187
Investments in repurchase agreements                                          61,974,000
Total investments in securities, at amortized cost and value                                         $ 104,093,187
Income receivable                                                                                       201,692
Receivable for shares sold                                                                               2,811
   TOTAL ASSETS                                                                                       104,297,690
Liabilities:
Income distribution payable                                                     227,722
Payable for auditing fees                                                       12,434
Payable for transfer and dividend disbursing agent fees and expenses             7,007
Payable to bank                                                                  1,789
Accrued expenses                                                                 6,821
   TOTAL LIABILITIES                                                                                    255,773
Net assets for 104,042,031 shares outstanding                                                        $ 104,041,917
Net Assets Consist of:
Paid-in capital                                                                                      $ 104,042,031
Distributions in excess of net investment income                                                          (114)
    TOTAL NET ASSETS                                                                                 $ 104,041,917
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$104,041,917 / 104,042,031 shares outstanding, no par value,
======================================================================
unlimited shares authorized                                           =================                  $1.00

=============================================================================================================================
See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS
Year Ended July 31, 2005

Investment Income:
Interest                                                                                                      $3,346,929
Expenses:
Investment adviser fee (Note 5)                                                         $579,990
Administrative personnel and services fee (Note 5)                                       150,000
Custodian fees                                                                            10,161
Transfer and dividend disbursing agent fees and
expenses                                                                                  23,662
Directors'/Trustees' fees                                                                    895
Auditing fees                                                                             27,623
Legal fees                                                                                 6,352
Portfolio accounting fees                                                                 45,409
Shareholder services fee (Note 5)                                                        362,493
Share registration costs                                                                  22,725
Printing and postage                                                                       6,488
Insurance premiums                                                                         9,288
Miscellaneous                                                                                604
   TOTAL EXPENSES                                                                      1,245,690
Waivers (Note 5):
Waiver of investment adviser fee                               $  (184,471)
Waiver of administrative personnel and services fee                (23,549)
Waiver of shareholder services fee                                (362,493)
   TOTAL WAIVERS                                                                       (570,513)
Net expenses                                                                                                     675,177
Net investment income                                                                                         $2,671,752

See Notes which are an integral part of the Financial Statements
-----------------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

Year Ended July 31                                                           2005                     2004
Increase (Decrease) in Net Assets
Operations:
Net investment income                                                    $ 2,671,752               $ 1,279,958
Distributions to Shareholders:
Distributions from net investment income                                 (2,672,460)               (1,280,456)
Share Transactions:
Proceeds from sale of shares                                             531,442,425               529,933,682
Net asset value of shares issued to shareholders in
payment of                 distributions declared                          206,991                   76,783
Cost of shares redeemed                                                 (589,296,111)             (624,325,903)
   CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                (57,646,695)             (94,315,438)
Change in net assets                                                     (57,647,403)             (94,315,936)
Net Assets:
Beginning of period                                                      161,689,320               256,005,256
End of period (including undistributed (distributions in ex
===========================================================cess of) net $ 104,041,917
investment income of $(114) and $594, respectively)        =================                      $ 161,689,320

=============================================================================================================================
See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS

July 31, 2005

1. ORGANIZATION
Money Market Obligations Trust (the "Trust") is registered under the Investment
Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Trust for Short-Term U.S.
Government Securities (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP)
in the United States of America.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements
It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").
Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization All premiums and discounts are amortized/accreted.

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the
Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
At July 31, 2005, capital paid-in aggregated $104,042,031. The following table summarizes share activity:

Year Ended July 31                                                                          2005               2004
Shares sold                                                                              531,442,425       529,933,682

                                                                                      -----------------
Shares issued to shareholders in payment of distributions declared                         206,991            76,783
Shares redeemed                                                                         (589,296,111)     (624,325,903)
     NET CHANGE RESULTING FROM TRANSACTIONS                                             (57,646,695)       (94,315,438)

-----------------------------------------------------------------------------------------------------------------------------

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in
Net Assets for the years ended July 31, 2005 and 2004, was as follows:

                                                                             2005                         2004
 Ordinary income(1)                                                       $2,672,460                   $1,280,456
1  For tax purposes short-term capital gain distributions are considered ordinary income distirubutions.
-----------------------------------------------------------------------------------------------------------------------------
As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                                             $    227,608

-----------------------------------------------------------------------------------------------------------------------------

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee
Federated Investment Management Company, the Fund's investment adviser (the
"Adviser"), receives for its services an annual investment adviser fee equal to
0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund. In addition, the
Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee
Federated Administrative Services (FAS) under the Administrative Services
Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

                                                                     Average Aggregate Daily Net Assets
Maximum Administrative Fee                                           of the Federated Funds
0.150%                                                               on the first $5 billion
0.125%                                                               on the next $5 billion
0.100%                                                               on the next $10 billion
0.075%                                                               on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.
-----------------------------------------------------------------------------------------------------------------------------

Shareholder Services Fee
Under the terms of a Shareholder Services Agreement with Federated Shareholder
Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.
FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended
July 31, 2005, FSSC did not retain any fees paid by the Fund.

General
Certain of the Officers and Trustees of the Fund are Officers and Directors or
Trustees of the above companies.

6. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania,
alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky
LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On May 20, 2005, the Fund's Trustees, upon the recommendation of the Audit
Committee, appointed Ernst & Young LLP ("E&Y") as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP ("D&T") declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended July 31, 2003 and July 31, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended July 31, 2003 and July 31, 2004 (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation
S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending July 31, 2005. During the Fund's fiscal years ended July 31, 2003 and July 31, 2004 and the interim period commencing August 1, 2004 and ending
May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii)
concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of
Item 304 of Regulations S-K) or reportable events (as described in paragraph (a)
(1) (v) of said Item 304).

8. SUBSEQUENT EVENT
On August 5, 2005, the Fund ceased operations and completed a tax-free transfer of assets to Federated Short-Term U.S. Government Trust, which is managed by the
Fund's Adviser.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TRUST FOR SHORT-TERM U.S. GOVERNMENT
SECURITIES:

We have audited the accompanying statement of assets and liabilities of Trust for Short-Term U.S. Government Securities (the Fund) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2005, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2004 and the financial highlights for each of the four years in the period then ended were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for Short-Term U.S. Government Securities, a portfolio of Money Market
Obligations Trust, at July 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                                                           [GRAPHIC OMITTED][GRAPHIC OMITTED]
Boston, Massachusetts
September 12, 2005

BOARD OF TRUSTEES AND TRUST OFFICERS

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies
(comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund`s
Statement of Additional Information includes additional information about Trust
Trustees and is available, without charge and upon request, by calling
1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name
Birth Date
Address
Positions Held with Trust       Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous
Date Service Began              Position(s)
John F. Donahue*                Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex;
Birth Date: July 28, 1924       Chairman and Director, Federated Investors, Inc.
CHAIRMAN AND TRUSTEE
Began serving: October          Previous Positions: Trustee, Federated Investment Management Company and Chairman and
1988                            Director, Federated Investment Counseling.

J. Christopher Donahue* Principal Occupations: Principal Executive Officer and
President of the Federated Fund Birth Date: April 11, 1949 Complex; Director or
Trustee of some of the Funds in the Federated Fund Complex; PRESIDENT AND
TRUSTEE President, Chief Executive Officer and Director, Federated Investors,
Inc.; Chairman and Began serving: April 1989 Trustee, Federated Investment
Management Company; Trustee, Federated Investment
                                Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman,
                                Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director,
                                Federated Services Company.

                                Previous Positions: President, Federated Investment Counseling; President and Chief
                                Executive Officer, Federated Investment Management Company, Federated Global Investment
                                Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.*        Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of
Birth Date: October 11,         Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical
1932                            Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical
3471 Fifth Avenue               Center.
Suite 1111
Pittsburgh, PA                  Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.
TRUSTEE
Began serving: October          Previous Positions:  Trustee, University of Pittsburgh; Director, University of Pittsburgh
1988                            Medical Center.

*  Family relationships and reasons for "interested" status:  John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.  Lawrence D. Ellis,
M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
-----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND

Name
Birth Date
Address
Positions Held with Trust        Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous
Date Service Began               Position(s)
Thomas G. Bigley                 Principal Occupation: Director or Trustee of the Federated Fund Complex.
Birth Date: February 3,
1934                             Other Directorships Held: Director, Member of Executive Committee, Children's Hospital
15 Old Timber Trail              of Pittsburgh; Director, University of Pittsburgh.
Pittsburgh, PA
TRUSTEE                          Previous Position: Senior Partner, Ernst & Young LLP.
Began serving: November
1994

John T. Conroy, Jr.              Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of
Birth Date: June 23, 1937        the Board, Investment Properties Corporation; Partner or Trustee in private real estate
Investment                       ventures in Southwest Florida.
Properties Corporation
3838 North Tamiami Trail         Previous Positions: President, Investment Properties Corporation; Senior Vice President,
Suite 402                        John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc.
Naples, FL                       and Northgate Village Development Corporation.
TRUSTEE
Began serving: August 1991

Nicholas P. Constantakis         Principal Occupations: Director or Trustee of the Federated Fund Complex.
Birth Date: September 3,
1939                             Other Directorships Held: Director and Member of the Audit Committee, Michael Baker
175 Woodshire Drive              Corporation (engineering and energy services worldwide).
Pittsburgh, PA
TRUSTEE                          Previous Position: Partner, Andersen Worldwide SC.
Began serving: October
1999

John F. Cunningham               Principal Occupation: Director or Trustee of the Federated Fund Complex.
Birth Date: March 5, 1943
353 El Brillo Way                Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham
Palm Beach, FL                   & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
TRUSTEE
Began serving: January           Previous Positions:  Director, Redgate Communications and EMC Corporation (computer
1999                             storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles,
                                 Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National
                                 Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden                  Principal Occupation:  Director or Trustee of the Federated Fund Complex.
Birth Date: March 16, 1942
One Royal Palm Way               Other Directorships Held: Board of Overseers, Babson College.
100 Royal Palm Way
Palm Beach, FL                   Previous Positions:  Representative, Commonwealth of Massachusetts General Court;
TRUSTEE                          President, State Street Bank and Trust Company and State Street Corporation (retired);
Began serving: August 1991       Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust Corporation; Director, The Boston Stock
                                 Exchange.

Charles F. Mansfield, Jr.        Principal Occupations: Director or Trustee of the Federated Fund Complex; Management
Birth Date: April 10, 1945       Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and
80 South Road                    technology) (prior to 9/1/00).
Westhampton Beach, NY
TRUSTEE                          Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur
Began serving: January           Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1999                             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly,
                                 Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and
                                 Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr.,             Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and
J.D., S.J.D.                     Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.
Birth Date: December 20,
1932                             Other Directorships Held: Director, Michael Baker Corp. (engineering, construction,
Chancellor, Duquesne             operations and technical services).
University
Pittsburgh, PA                   Previous Positions: President, Duquesne University; Dean and Professor of Law,
TRUSTEE                          University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University
Began serving: February          School of Law.
1995

Marjorie P. Smuts                Principal Occupations: Director or Trustee of the Federated Fund Complex; Public
Birth Date: June 21, 1935        Relations/Marketing Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA                   Previous Positions: National Spokesperson, Aluminum Company of America; television
TRUSTEE                          producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.
Began serving: October
1988

John S. Walsh                    Principal Occupations: Director or Trustee of the Federated Fund Complex; President and
Birth Date: November 28,         Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President
1957                             and Director, Manufacturers Products, Inc. (distributor of portable construction
2604 William Drive               heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Valparaiso, IN
TRUSTEE                          Previous Position:  Vice President, Walsh & Kelly, Inc.
Began serving: January
1999

OFFICERS
-----------------------------------------------------------------------------------------------------------------------------

Name
Birth Date
Positions Held with Trust
Date Began Serving                  Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle                 Principal Occupations: Executive Vice President and Secretary of the Federated Fund
Birth Date: October 26, 1938      Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT
AND SECRETARY                     Previous Positions: Trustee, Federated Investment Management Company and Federated
Began serving: October 1988       Investment Counseling; Director, Federated Global Investment Management Corp.,
            Federated Services Company and Federated Securities Corp.

Richard J. Thomas                 Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund
Birth Date: June 17, 1954         Complex; Senior Vice President, Federated Administrative Services.
TREASURER
Began serving: November 1998      Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors,
                                  Inc.

                            -----------------------------------------------------------------------------------------------
                            -----------------------------------------------------------------------------------------------
Richard B. Fisher                 Principal Occupations: Vice Chairman or Vice President of some of the Funds in the
Birth Date: May 17, 1923          Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated
VICE PRESIDENT                    Securities Corp.
Began serving: October 1988
                                  Previous Positions: President and Director or Trustee of some of the Funds in the
                                  Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
                                  Director and Chief Executive Officer, Federated Securities Corp.

                            ----
Deborah A. Cunningham             Principal Occupations:  Deborah A. Cunningham  was named Chief Investment Officer of
Birth Date: September 15,         money market products in 2004. She joined Federated in 1981 and has been a Senior
1959                              Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms.
CHIEF INVESTMENT OFFICER          Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from
Began serving: May 2004           Robert Morris College.

Mary Jo Ochson                    Principal Occupations:  Mary Jo Ochson was named Chief Investment Officer of tax-exempt
Birth Date: September 12,         fixed income products in 2004 and is  a Vice President of the Trust. She joined
1953                              Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President
CHIEF INVESTMENT OFFICER          of the Fund's Adviser since 1996.  Ms. Ochson is a Chartered Financial Analyst and
AND VICE PRESIDENT                received her M.B.A. in Finance from the University of Pittsburgh.
Began serving: November 1998

Susan R. Hill                     Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has
Birth Date: June 20, 1963         been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's
VICE PRESIDENT                    Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served
----------------------------      as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice
Began serving: May 2004           President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial
                                  Analyst and received an M.S. in Industrial Administration from Carnegie Mellon
                                  University.

Jeff A. Kozemchak                 Jeff A. Kozemchak is Vice President of the Trust.  Mr. Kozemchak joined Federated in
Birth Date: January 15, 1960      1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of
 VICE PRESIDENT                   the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice
Began serving: May 2004           President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered
                                  Financial Analyst and received his M.S. in Industrial Administration from Carnegie
                                  Mellon University in 1987.

-----------------------------------------------------------------------------------------------------------------------------

BOARD REVIEW OF ADVISORY CONTRACT

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives;
the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of
Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the
Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's
"selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the
Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and
the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the
Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and
relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis,
Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the
Board's decision to approve the contract reflects its determination that
Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com, select "Products," select the "Prospectuses and
Regulatory Reports" link, then select the Fund to access the link to Form N-PX.
This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call
1-800-SEC-0330 for information on the operation of the Public Reference Room.)
You may also access this information from the "Products" section of the
Federated Investors website at FederatedInvestors.com by clicking on "Portfolio
Holdings" and selecting the name of the Fund, or by selecting the name of the
Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal
Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Cusip 60934N781

28730 (9/05)
Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Government Obligations Fund
July 31, 2001	$1.00	0.055	--		0.055	(0.055)
July 31, 2002	$1.00	0.022	--		0.022	(0.022)
July 31, 2003	$1.00	0.013	--		0.013	(0.013)
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.022	--		0.022	(0.022)

Government Obligations Tax-Managed Fund
July 31, 2001	$1.00	0.054	--		0.054	(0.054)
July 31, 2002	$1.00	0.021	0.001		0.022	(0.021)
July 31, 2003	$1.00	0.013	--		0.013	(0.013)
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.022	--		0.022	(0.022)

Municipal Obligations Fund
July 31, 2001	$1.00	0.038	--		0.038	(0.038)
July 31, 2002	$1.00	0.018	--		0.018	(0.018)
July 31, 2003	$1.00	0.012	--		0.012	(0.012)
July 31, 2004	$1.00	0.009	(0.000	) [3]	0.009	(0.009)
July 31, 2005	$1.00	0.018	0.000 [3]		0.018	(0.018)

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments	Total Distributions	Net Asset Value End of Period	Total Return [1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets, End of Period (000 Omitted)

--	(0.055)	$1.00	5.64%	0.20%	5.39%	0.34%	$6,667,868
--	(0.022)	$1.00	2.23%	0.20%	2.19%	0.34%	$7,380,640
--	(0.013)	$1.00	1.30%	0.20%	1.30%	0.34%	$6,166,411
--	(0.009)	$1.00	0.92%	0.20%	0.91%	0.34%	$5,134,296
--	(0.022)	$1.00	2.20%	0.20%	2.17%	0.34%	$5,721,965

--	(0.054)	$1.00	5.61%	0.20%	5.36%	0.34%	$2,280,317
(0.001)	(0.022)	$1.00	2.22%	0.20%	2.16%	0.34%	$ 1,798,217
--	(0.013)	$1.00	1.26%	0.20%	1.25%	0.34%	$1,521,953
--	(0.009)	$1.00	0.89%	0.20%	0.88%	0.35%	$1,159,503
--	(0.022)	$1.00	2.17%	0.20%	2.15%	0.34%	$1,206,111
--

--	(0.038)	$1.00	3.88%	0.18%	3.80%	0.14%	$ 391,269
--	(0.018)	$1.00	1.79%	0.18%	1.68%	0.13%	$ 856,839
--	(0.012)	$1.00	1.25%	0.18%	1.19%	0.12%	$1,570,532
--	(0.009)	$1.00	0.94%	0.18%	0.94%	0.12%	$2,144,468
--	(0.018)	$1.00	1.82%	0.18%	1.85%	0.13%	$3,040,759

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Cash Obligations Fund
July 31, 2001	$1.00	0.056	--		0.056	(0.056)
July 31, 2002	$1.00	0.023	--		0.023	(0.023)
July 31, 2003	$1.00	0.014	--		0.014	(0.014)
July 31, 2004	$1.00	0.010	--		0.010	(0.010)
July 31, 2005	$1.00	0.022	--		0.022	(0.022)

Prime Management Obligations Fund
July 31, 2005 [3]	$1.00	0.024	--		0.024	(0.024)

Prime Obligations Fund
July 31, 2001	$1.00	0.056	--		0.056	(0.056)
July 31, 2002	$1.00	0.023	--		0.023	(0.023)
July 31, 2003	$1.00	0.014	(0.000	) [5]	0.014	(0.014)
July 31, 2004	$1.00	0.010	0.000	[5]	0.010	(0.010)
July 31, 2005	$1.00	0.022	0.000	[5]	0.022	(0.022)

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Reflects operations for the period from August 11, 2004 (date of initial public investment) to July 31, 2005.

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value End of Period	Total Return [1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 Omitted)

$1.00	5.76%	0.18%		5.30%		0.12%		$5,671,182
$1.00	2.34%	0.18%		2.25%		0.11%		$8,219,465
$1.00	1.37%	0.18%		1.34%		0.11%		$9,986,839
$1.00	0.99%	0.18%		0.98%		0.11%		$8,605,478
$1.00	2.26%	0.18%		2.15%		0.11%		$5,674,270

$1.00	2.39%	0.13%	[4]	2.82%	[4]	0.45%	[4]	$2,638,079

$1.00	5.74%	0.20%		5.32%		0.35%		$13,560,153
$1.00	2.32%	0.20%		2.21%		0.34%		$20,707,206
$1.00	1.36%	0.20%		1.34%		0.34%		$20,110,135
$1.00	0.97%	0.20%		0.96%		0.34%		$16,519,436
$1.00	2.24%	0.20%		2.19%		0.34%		$15,600,659

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Value Obligations Fund
July 31, 2001	$1.00	0.057	--		0.057	(0.057)
July 31, 2002	$1.00	0.024	--		0.024	(0.024)
July 31, 2003	$1.00	0.014	--		0.014	(0.014)
July 31, 2004	$1.00	0.010	--		0.010	(0.010)
July 31, 2005	$1.00	0.023	--		0.023	(0.023)

Tax-Free Obligations Fund
July 31, 2001	$1.00	0.036	0.000	[3]	0.036	(0.036)
July 31, 2002	$1.00	0.016	0.000	[3]	0.016	(0.016)
July 31, 2003	$1.00	0.011	(0.000	) [3]	0.011	(0.011)
July 31, 2004	$1.00	0.008	0.000	[3]	0.008	(0.008)
July 31, 2005	$1.00	0.017	(0.000)		0.017	(0.017)

Treasury Obligations Fund
July 31, 2001	$1.00	0.053	--		0.053	(0.053)
July 31, 2002	$1.00	0.020	0.001		0.021	(0.020)
July 31, 2003	$1.00	0.013	0.000	[3]	0.013	(0.013)
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.021	--		0.021	(0.021)

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets, End of Period (000 Omitted)

--		(0.057)	$1.00	5.81%	0.16%	5.34%	0.14%	$ 5,395,732
--		(0.024)	$1.00	2.39%	0.17%	2.28%	0.12%	$ 7,967,856
--		(0.014)	$1.00	1.41%	0.17%	1.38%	0.12%	$ 10,410,998
--		(0.010)	$1.00	1.03%	0.17%	1.02%	0.12%	$ 9,502,207
--		(0.023)	$1.00	2.30%	0.17%	2.17%	0.12%	$ 5,799,231

--		(0.036)	$1.00	3.66%	0.20%	3.56%	0.34%	$ 3,286,888
--		(0.016)	$1.00	1.65%	0.20%	1.59%	0.34%	$ 5,265,275
--		(0.011)	$1.00	1.14%	0.20%	1.12%	0.34%	$ 6,143,476
--		(0.008)	$1.00	0.85%	0.20%	0.85%	0.34%	$ 6,249,045
--		(0.017)	$1.00	1.75%	0.20%	1.78%	0.34%	$ 8,460,989

--		(0.053)	$1.00	5.47%	0.20%	5.36%	0.34%	$ 6,009,592
(0.001)		(0.021)	$1.00	2.17%	0.20%	2.04%	0.34%	$ 7,484,039
(0.000	) [3]	(0.013)	$1.00	1.27%	0.20%	1.25%	0.34%	$ 5,085,604
--		(0.009)	$1.00	0.86%	0.20%	0.85%	0.34%	$ 5,558,392
--		(0.021)	$1.00	2.12%	0.20%	2.12%	0.34%	$ 5,733,139

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Government Obligations Fund
July 31, 2001	$1.00	0.053	--		0.053	(0.053)
July 31, 2002	$1.00	0.020	--		0.020	(0.020)
July 31, 2003	$1.00	0.010	--		0.010	(0.010)
July 31, 2004	$1.00	0.007	--		0.007	(0.007)
July 31, 2005	$1.00	0.019	--		0.019	(0.019)

Government Obligations Tax-Managed Fund
July 31, 2001	$1.00	0.052	--		0.052	(0.052)
July 31, 2002	$1.00	0.018	0.001		0.019	(0.018)
July 31, 2003	$1.00	0.010	--		0.010	(0.010)
July 31, 2004	$1.00	0.006	--		0.006	(0.006)
July 31, 2005	$1.00	0.019	--		0.019	(0.019)

Municipal Obligations Fund
July 31, 2001	$1.00	0.036	--		0.036	(0.036)
July 31, 2002	$1.00	0.015	--		0.015	(0.015)
July 31, 2003	$1.00	0.010	--		0.010	(0.010)
July 31, 2004	$1.00	0.007	(0.000	) [3]	0.007	(0.007)
July 31, 2005	$1.00	0.016	0.000	[3]	0.016	(0.016)

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments	Total Distributions	Net Asset Value End of Period	Total Return [1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets End of Period (000 Omitted)

--	(0.053)	$1.00	5.38%	0.45%	5.20%	0.09%	$3,444,036
--	(0.020)	$1.00	1.97%	0.45%	1.92%	0.09%	$3,820,479
--	(0.010)	$1.00	1.05%	0.45%	1.05%	0.09%	$ 3,621,295
--	(0.007)	$1.00	0.67%	0.45%	0.66%	0.09%	$3,036,452
--	(0.019)	$1.00	1.95%	0.45%	1.91%	0.09%	$2,759,651

--	(0.052)	$1.00	5.35%	0.45%	5.19%	0.09%	$2,135,748
(0.001)	(0.019)	$1.00	1.97%	0.45%	1.88%	0.09%	$2,260,128
--	(0.010)	$1.00	1.01%	0.45%	1.00%	0.09%	$1,996,288
--	(0.006)	$1.00	0.64%	0.45%	0.63%	0.10%	$1,756,992
--	(0.019)	$1.00	1.92%	0.45%	1.90%	0.09%	$1,797,876

--	(0.036)	$1.00	3.62%	0.43%	3.53%	0.14%	$ 369,670
--	(0.015)	$1.00	1.53%	0.43%	1.54%	0.13%	$ 258,515
--	(0.010)	$1.00	1.00%	0.43%	1.00%	0.12%	$ 302,262
--	(0.007)	$1.00	0.69%	0.43%	0.69%	0.12%	$ 363,595
--	(0.016)	$1.00	1.57%	0.43%	1.63%	0.13%	$ 641,950

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Cash Obligations Fund
July 31, 2001	$1.00	0.054	--		0.054	(0.054)
July 31, 2002	$1.00	0.021	--		0.021	(0.021)
July 31, 2003	$1.00	0.011	--		0.011	(0.011)
July 31, 2004	$1.00	0.007	--		0.007	(0.007)
July 31, 2005	$1.00	0.020	--		0.020	(0.020)

Prime Management Obligations Fund
July 31, 2005 [3]	$1.00	0.014	--		0.014	(0.014)

Prime Obligations Fund
July 31, 2001	$1.00	0.053	--		0.053	(0.053)
July 31, 2002	$1.00	0.020	--		0.020	(0.020)
July 31, 2003	$1.00	0.011	(0.000	) [5]	0.011	(0.011)
July 31, 2004	$1.00	0.007	0.000	[5]	0.007	(0.007)
July 31, 2005	$1.00	0.020	0.000	[5]	0.020	(0.020)

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return [1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 Omitted)

$1.00	5.50%	0.43%		5.28%		0.12%		$ 1,375,740
$1.00	2.08%	0.43%		1.97%		0.11%		$ 2,092,235
$1.00	1.12%	0.43%		1.11%		0.11%		$ 1,960,635
$1.00	0.74%	0.43%		0.73%		0.11%		$ 2,025,081
$1.00	2.00%	0.43%		1.94%		0.11%		$ 1,780,479

$1.00	1.40%	0.38%	[4]	2.87%	[4]	0.20%	[4]	$ 812,886

$1.00	5.48%	0.45%		5.29%		0.10%		$ 5,447,645
$1.00	2.06%	0.45%		2.06%		0.09%		$ 6,020,704
$1.00	1.11%	0.45%		1.11%		0.09%		$4,789,142
$1.00	0.72%	0.45%		0.71%		0.09%		$ 4,824,570
$1.00	1.99%	0.45%		1.96%		0.09%		$ 5,727,774

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Value Obligations Fund
July 31, 2001	$1.00	0.054	--		0.054	(0.054)
July 31, 2002	$1.00	0.021	--		0.021	(0.021)
July 31, 2003	$1.00	0.012	--		0.012	(0.012)
July 31, 2004	$1.00	0.008	--		0.008	(0.008)
July 31, 2005	$1.00	0.020	--		0.020	(0.020)

Tax-Free Obligations Fund
July 31, 2001	$1.00	0.033	0.000	[3]	0.033	(0.033)
July 31, 2002	$1.00	0.014	0.000	[3]	0.014	(0.014)
July 31, 2003	$1.00	0.009	(0.000	) [3]	0.009	(0.009)
July 31, 2004	$1.00	0.006	0.000	[3]	0.006	(0.006)
July 31, 2005	$1.00	0.015	(0.000	) [3]	0.015	(0.015)

Treasury Obligations Fund
July 31, 2001	$1.00	0.051	--		0.051	(0.051)
July 31, 2002	$1.00	0.018	0.001		0.019	(0.018)
July 31, 2003	$1.00	0.010	0.000	[3]	0.010	(0.010)
July 31, 2004	$1.00	0.006	--		0.006	(0.006)
July 31, 2005	$1.00	0.019	--		0.019	(0.019)

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets, End of Period (000 Omitted)

--		(0.054)	$1.00	5.54%	0.41%	5.31%	0.14%	$ 982,153
--		(0.021)	$1.00	2.13%	0.42%	2.12%	0.12%	$ 966,996
--		(0.012)	$1.00	1.16%	0.42%	1.15%	0.12%	$ 1,369,542
--		(0.008)	$1.00	0.77%	0.42%	0.77%	0.12%	$ 1,564,255
--		(0.020)	$1.00	2.05%	0.42%	1.98%	0.12%	$ 1,263,130

--		(0.033)	$1.00	3.40%	0.45%	3.31%	0.09%	$1,485,227
--		(0.014)	$1.00	1.40%	0.45%	1.37%	0.09%	$2,076,385
--		(0.009)	$1.00	0.89%	0.45%	0.88%	0.09%	$2,054,523
--		(0.006)	$1.00	0.60%	0.45%	0.60%	0.09%	$1,787,740
--		(0.015)	$1.00	1.50%	0.45%	1.53%	0.09%	$2,073,222

--		(0.051)	$1.00	5.21%	0.45%	5.03%	0.09%	$5,319,164
(0.001)		(0.019)	$1.00	1.91%	0.45%	1.83%	0.09%	$5,519,235
(0.000	) [3]	(0.010)	$1.00	1.02%	0.45%	0.95%	0.09%	$5,770,025
--		(0.006)	$1.00	0.61%	0.45%	0.60%	0.09%	$4,965,031
--		(0.019)	$1.00	1.87%	0.45%	1.85%	0.09%	$5,245,762

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INSTITUTIONAL SHARES

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,013.50	$1.00
Government Obligations Tax-Managed Fund	$1,000	$1,013.30	$1.00
Municipal Obligations Fund	$1,000	$1,010.90	$0.90
Prime Cash Obligations Fund	$1,000	$1,013.90	$0.90
Prime Management Obligations Fund	$1,000	$1,014.30	$0.65
Prime Obligations Fund	$1,000	$1,013.70	$1.00
Prime Value Obligations Fund	$1,000	$1,014.10	$0.85
Tax-Free Obligations Fund	$1,000	$1,010.50	$1.00
Treasury Obligations Fund	$1,000	$1013.10	$1.00
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,023.80	$1.00
Government Obligations Tax-Managed Fund	$1,000	$1,023.80	$1.00
Municipal Obligations Fund	$1,000	$1,023.90	$0.90
Prime Cash Obligations Fund	$1,000	$1,023.90	$0.90
Prime Management Obligations Fund	$1,000	$1,024.15	$0.65
Prime Obligations Fund	$1,000	$1,023.80	$1.00
Prime Value Obligations Fund	$1,000	$1,023.95	$0.85
Tax-Free Obligations Fund	$1,000	$1,023.80	$1.00
Treasury Obligations Fund	$1,000	$1,023.80	$1.00

1 Expenses are equal to the Funds' Institutional Shares annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios were as follows:

Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.18%
Prime Cash Obligations Fund	0.18%
Prime Management Obligations Fund	0.13%
Prime Obligations Fund	0.20%
Prime Value Obligations Fund	0.17%
Tax-Free Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

INSTITUTIONAL SERVICE SHARES

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [2]
Actual:
Government Obligations Fund	$1,000	$1,012.20	$2.25
Government Obligations Tax-Managed Fund	$1,000	$1,012.10	$2.25
Municipal Obligations Fund	$1,000	$1,009.60	$2.14
Prime Cash Obligations Fund	$1,000	$1,012.60	$2.20
Prime Management Obligations Fund	$1,000	$1,013.20	$1.90
Prime Obligations Fund	$1,000	$1,012.50	$2.25
Prime Value Obligations Fund	$1,000	$1,012.90	$2.10
Tax-Free Obligations Fund	$1,000	$1,009.30	$2.24
Treasury Obligations Fund	$1,000	$1,011.90	$2.24
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,022.56	$2.26
Government Obligations Tax-Managed Fund	$1,000	$1,022.56	$2.26
Municipal Obligations Fund	$1,000	$1,022.66	$2.16
Prime Cash Obligations Fund	$1,000	$1,022.66	$2.16
Prime Management Obligations Fund	$1,000	$1,022.91	$1.91
Prime Obligations Fund	$1,000	$1,022.56	$2.26
Prime Value Obligations Fund	$1,000	$1,022.71	$2.11
Tax-Free Obligations Fund	$1,000	$1,022.56	$2.26
Treasury Obligations Fund	$1,000	$1,022.56	$2.26

2 Expenses are equal to the Funds' Institutional Service Shares annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios were as follows:

Government Obligations Fund	0.45%
Government Obligations Tax-Managed Fund	0.45%
Municipal Obligations Fund	0.43%
Prime Cash Obligations Fund	0.43%
Prime Management Obligations Fund	0.38%
Prime Obligations Fund	0.45%
Prime Value Obligations Fund	0.42%
Tax-Free Obligations Fund	0.45%
Treasury Obligations Fund	0.45%

Government Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Government Agency Securities	37.2%
Repurchase Agreements	62.8%
TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	54.0%
8-30 Days	22.1%
31-90 Days	18.8%
91-180 Days	2.7%
181 Days or more	2.4%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		GOVERNMENT AGENCIES--37.3%
$398,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.100% - 3.270%, 8/2/2005 - 9/13/2005	$397,820,369
106,085,000		Federal Home Loan Bank System Notes, 2.500% - 4.000%, 2/24/2006 - 8/18/2006	105,679,619
704,414,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.830% - 3.475%, 8/2/2005 - 12/20/2005	700,719,214
564,900,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.184% - 3.340%, 8/7/2005 - 9/27/2005	564,792,666
127,500,000		Federal Home Loan Mortgage Corp. Notes, 1.875% - 5.250%, 1/15/2006 - 8/15/2006	126,795,789
90,000,000	[2]	Federal National Mortgage Association Discount Note, 2.910%, 8/17/2005	89,883,600
1,022,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.090% - 3.373%, 8/6/2005 - 9/9/2005	1,021,797,993
286,583,500	[1]	Housing and Urban Development Floating Rate Note, 3.704%, 8/1/2005	286,583,500
		TOTAL GOVERNMENT AGENCIES	3,294,072,750
		REPURCHASE AGREEMENTS--62.9%
500,000,000		Interest in $500,000,000 joint repurchase agreement with Banc of America Securities LLC, 3.29%, dated 7/29/2005 to be repurchased at $500,137,083 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/25/2035, collateral market value $515,000,000	500,000,000
558,242,000		Interest in $3,500,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.32%, dated 7/29/2005 to be repurchased at $558,396,447 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032, collateral market value $3,570,988,296	558,242,000
318,000,000		Interest in $1,600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.3625%, dated 7/29/2005 to be repurchased at $318,089,106 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2035, collateral market value $1,644,135,004	318,000,000
300,000,000		Interest in $300,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.30%, dated 7/29/2005 to be repurchased at $300,082,500 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/12/2020, collateral market value $306,090,110	300,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$214,000,000	[3]	Interest in $550,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.50%, dated 7/27/2005 to be repurchased at $215,289,944 on 9/27/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2035, collateral market value $565,677,502	$214,000,000
198,000,000		Interest in $850,000,000 joint repurchase agreement with Countrywide Securities Corp., 3.32%, dated 7/29/2005 to be repurchased at $198,054,780 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2035, collateral market value $867,000,000	198,000,000
157,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.43%, dated 7/15/2005 to be repurchased at $157,897,517 on 9/16/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 8/1/2035, collateral market value $520,485,464	157,000,000
204,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.43%, dated 7/18/2005 to be repurchased at $205,146,763 on 9/16/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 8/1/2035, collateral market value $520,483,335	204,000,000
183,000,000	[3]	Interest in $350,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.55%, dated 7/19/2005 to be repurchased at $184,642,171 on 10/19/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 7/1/2035, collateral market value $372,473,862	183,000,000
325,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.28%, dated 7/13/2005 to be repurchased at $325,799,500 on 8/9/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 7/1/2035, collateral market value $514,518,090	325,000,000
85,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.29%, dated 7/5/2005 to be repurchased at $85,240,810 on 8/5/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 7/1/2035, collateral market value $308,417,119	85,000,000
200,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.29%, dated 7/6/2005 to be repurchased at $200,548,333 on 8/5/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 7/1/2035, collateral market value $514,561,892	200,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$89,757,000		Interest in $2,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.32%, dated 7/29/2005 to be repurchased at $89,781,833 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $2,049,630,426	$89,757,000
102,000,000	[3]	Interest in $550,000,000 joint repurchase agreement with Goldman Sachs & Co., 3.29%, dated 7/5/2005 to be repurchased at $102,279,650 on 8/5/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $564,923,568	102,000,000
58,000,000		Interest in $1,000,000,000 joint repurchase agreement with Goldman Sachs & Co., 3.32%, dated 7/29/2005 to be repurchased at $58,016,047 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2035, collateral market value $1,028,633,415	58,000,000
500,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 3.32%, dated 7/29/2005 to be repurchased at $500,138,333 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/28/2035, collateral market value $515,000,405	500,000,000
250,000,000		Interest in $250,000,000 joint repurchase agreement with HSBC Securities, Inc., 3.31%, dated 7/29/2005 to be repurchased at $250,068,958 on 8/1/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 4/14/2009, collateral market value $255,003,053	250,000,000
45,000,000		Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 3.13%, dated 7/29/2005 to be repurchased at $45,011,738 on 8/1/2005, collateralized U.S. Government Agency Obligations with various maturities to 3/5/2019, collateral market value $127,501,803	45,000,000
45,000,000		Interest in $195,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 3.32%, dated 7/29/2005 to be repurchased at $45,012,450 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2035, collateral market value $198,904,378	45,000,000
342,000,000		Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 3.29%, dated 6/20/2005 to be repurchased at $343,937,810 on 8/22/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2034, collateral market value $513,581,070	342,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$200,000,000		Interest in $1,800,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.28%, dated 7/29/2005 to be repurchased at $200,054,667 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2023, collateral market value $1,836,920,201	$200,000,000
403,000,000	[3]	Interest in $700,000,000 joint repurchase agreement with UBS Securities LLC, 3.15%, dated 5/6/2005 to be repurchased at $406,244,150 on 8/9/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/25/2035, collateral market value $726,151,284	403,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 3.23%, dated 7/29/2005 to be repurchased at $25,006,729 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/23/2012, collateral market value $102,003,913	25,000,000
259,226,000		Interest in $1,950,000,000 joint repurchase agreement with UBS Securities LLC, 3.28%, dated 7/29/2005 to be repurchased at $259,296,855 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,989,004,746	259,226,000
		TOTAL REPURCHASE AGREEMENTS	5,561,225,000
		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST) [4]	8,855,297,750
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(19,998,499)
		TOTAL NET ASSETS--100%	$8,835,299,251

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

Government Obligations Tax-Managed Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Government Agency Securities	100.0%
TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	20.8%
8-30 Days	49.4%
31-90 Days	25.5%
91-180 Days	1.6%
181 Days or more	2.7%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Tax-Managed Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		GOVERNMENT AGENCIES--100.4%
$40,800,000	[1]	Federal Farm Credit System Discount Note, 3.200%, 8/15/2005	$40,749,226
937,025,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.230% - 3.4375%, 8/1/2005 - 10/6/2005	936,877,210
17,000,000		Federal Farm Credit System Notes, 1.700% - 5.625%, 8/4/2005 - 1/23/2006	17,119,007
1,531,457,000	[1]	Federal Home Loan Bank System Discount Notes, 2.830% - 3.498%, 8/1/2005 - 12/21/2005	1,527,892,476
209,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.100% - 3.363%, 8/2/2005 - 9/29/2005	208,891,036
140,585,000		Federal Home Loan Bank System Notes, 1.500% - 5.910%, 8/26/2005 - 8/18/2006	140,017,487
145,000,000	[1]	Tennessee Valley Authority Discount Notes, 3.195% - 3.210%, 8/25/2005 - 9/15/2005	144,583,848
		TOTAL INVESTMENTS--100.4% (AT AMORTIZED COST) [3]	3,016,130,290
		OTHER ASSETS AND LIABILITIES - NET--(0.4)%	(12,143,328)
		TOTAL NET ASSETS--100%	$3,003,986,962

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Instruments	87.4%
Municipal Notes	11.6%
Commercial Paper	1.0%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments
A-1+	69.8%	Prime-1	94.2%
A-1	23.6%
A-2	2.9%	Prime-2	1.5%
Not rated by S&P	3.7%	Not rated by Moody's	4.3%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 2.5% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate instruments rated VMIG-1 and VMIG-2, respectively.

At July 31, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	87.6%
8-30 Days	0.3%
31-90 Days	3.3%
91-180 Days	4.3%
181 Days or more	4.5%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

July 31, 200

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1]
		Alabama--2.2%
$4,500,000		Alabama HFA MFH (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Amsouth Bank N.A., Birmingham, AL LOC)	$4,500,000
8,110,000		Alabama HFA MFH (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC)	8,110,000
5,180,000		Alabama HFA MFH (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Union Planters Bank, N.A., Memphis, TN LOC)	5,180,000
2,760,000		Birmingham, AL IDA (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/ (Regions Bank, Alabama LOC)	2,760,000
7,000,000		Birmingham, AL Medical Clinic Board (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC)	7,000,000
1,815,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	1,815,000
17,000,000		Decatur, AL IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/ (Nucor Corp. GTD)	17,000,000
3,725,000		East Central, AL Solid Waste Disposal Authority (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	3,725,000
10,000,000		Jefferson County, AL Sewer System (Series 2003 B-3 Warrants), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ)	10,000,000
8,700,000		Jefferson County, AL Sewer System (Series 2003 B-4-Warrants), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ)	8,700,000
12,500,000		Jefferson County, AL Sewer System, Warrants (Series 2002 A), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	12,500,000
4,175,000		Mobile, AL Solid Waste Authority (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,175,000
3,150,000		North Sumter, AL Solid Waste Disposal Authority (Series 2003: Emelle), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	3,150,000
2,815,000		Orange Beach, AL IDB (Series 2002), Weekly VRDNs (Romar Motels, Inc.)/ (Columbus Bank and Trust Co., GA LOC)	2,815,000
13,275,000		Talladega County, AL Special Obligation, School Warrants (Series 2003), Weekly VRDNs (Talladega County, AL Board of Education)/(Regions Bank, Alabama LOC)	13,275,000
		TOTAL	104,705,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Alaska--2.0%
$4,845,000	[2]	Alaska Industrial Development and Export Authority (MT-129), Weekly VRDNs (Delong Mountain Transportation System)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	$4,845,000
53,000,000		North Slope Borough, AK (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD)	53,000,000
24,500,000		Valdez, AK Marine Terminal (Series 1994A), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2006	24,500,000
6,015,000		Valdez, AK Marine Terminal (Series 1994B), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 6/1/2006	6,015,000
4,700,000		Valdez, AK Marine Terminal (Series 2002), 3.03% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 5/1/2006	4,700,000
		TOTAL	93,060,000
		Arizona--0.0%
195,000	[2]	Maricopa County, AZ, IDA SFM, MERLOTS (Series 2001 A-126), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	195,000
1,675,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC)	1,675,000
		TOTAL	1,870,000
		Arkansas--1.8%
1,000,000		Arkadelphia, AR, Industrial Development Revenue Bonds (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC)	1,000,000
5,130,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank, N.A. LOC)	5,130,000
14,000,000		Arkansas Development Finance Authority (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	14,000,000
16,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.)	16,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.)	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.)	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/ (J.P. Morgan Chase Bank, N.A. LOC)	7,100,000
		TOTAL	86,430,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--3.8%
$2,000,000		California PCFA (Series 1995A), Weekly VRDNs (Athens Disposal Co., Inc.)/ (Wells Fargo Bank, N.A. LOC)	$2,000,000
2,825,000		California PCFA (Series 1995A), Weekly VRDNs (Contra Costa Waste Service, Inc.)/(Bank of America N.A. LOC)	2,825,000
1,610,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/ (Union Bank of California LOC)	1,610,000
1,400,000		California PCFA (Series 1997B), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC)	1,400,000
1,130,000		California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank - California LOC)	1,130,000
2,400,000		California PCFA (Series 1999A), Weekly VRDNs (Atlas Disposal Industries LLC)/(J.P. Morgan Chase Bank, N.A. LOC)	2,400,000
2,305,000		California PCFA (Series 1999A), Weekly VRDNs (BLT Enterprises of Sacramento, Inc.)/(Wells Fargo Bank, N.A. LOC)	2,305,000
2,205,000		California PCFA (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/ (Comerica Bank - California LOC)	2,205,000
1,550,000		California PCFA (Series 2000A), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC)	1,550,000
4,845,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank - California LOC)	4,845,000
2,000,000		California PCFA (Series 2000A), Weekly VRDNs (West Valley MRF LLC)/ (Union Bank of California LOC)	2,000,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC)	1,550,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC)	5,000,000
2,930,000		California PCFA (Series 2001A: GreenTeam of San Jose), Weekly VRDNs (Waste Connections of California, Inc.)/(Bank of America N.A. LOC)	2,930,000
2,000,000		California PCFA (Series 2002), Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC)	2,000,000
1,740,000		California PCFA (Series 2002), Weekly VRDNs (MarBorg Industries)/ (CALSTRS (California State Teachers' Retirement System) LOC)	1,740,000
6,200,000		California PCFA (Series 2002A), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC)	6,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$4,000,000		California PCFA (Series 2002A), Weekly VRDNs (Norcal Waste Systems, Inc.)/ (Bank of America N.A. LOC)	$4,000,000
3,000,000		California PCFA (Series 2002A), Weekly VRDNs (SANCO Services LP)/ (Union Bank of California LOC)	3,000,000
5,155,000		California PCFA (Series 2002A), Weekly VRDNs (South Lake Refuse Co. LLC)/ (Comerica Bank - California LOC)	5,155,000
3,285,000		California PCFA (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/ (Comerica Bank - California LOC)	3,285,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC)	2,000,000
9,000,000	[2]	California PCFA (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP)	9,000,000
16,000,000	[2]	California PCFA (Series 2004 FR/RI-F10J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP)	16,000,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC)	2,000,000
3,965,000		California PCFA, (Series 2004A), Weekly VRDNs (Burrtec Waste Group, Inc.)/(U.S. Bank, N.A. LOC)	3,965,000
3,705,000		California PCFA (Series 2004A), Weekly VRDNs (MarBorg Industries)/(Wachovia Bank N.A. LOC)	3,705,000
7,280,000		California PCFA (Series 2005A), Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California LOC)	7,280,000
5,000,000		California PCFA (Series 2005A), Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank of California LOC)	5,000,000
14,000,000		California State Department of Water Resources Power Supply Program (Series 2002 C-7), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	14,000,000
2,500,000	[2]	California Statewide Communities Development Authority (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
2,680,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	2,680,000
40,000,000	[2]	California Statewide Communities Development Authority (Series 2004 FR/RI-FI5), Weekly VRDNs (CHF-Irvine LLC)/(Lehman Brothers Holdings, Inc. SWP)	40,000,000
344,057	[2]	Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	344,057
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$850,000		Los Angeles County, CA IDA (Series 1991), Weekly VRDNs (Caitec Garment Processing. Inc.)/(Union Bank of California LOC)	$850,000
2,000,000		San Francisco, CA MFH (Series 2002B: Carter Terrace Apartments), Weekly VRDNs (Mercy Housing California XXIV)/(Citibank N.A., New York LOC)	2,000,000
9,200,000		Santa Clara County, CA Housing Authority (Series 2005B: Timberwood Apartments), Weekly VRDNs (MP Timberwood Associates)/(Union Bank of California LOC)	9,200,000
		TOTAL	179,654,057
		Colorado--2.0%
59,975,000	[2]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	59,975,000
5,500,000	[2]	Denver, CO City & County Airport Authority (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,500,000
17,200,000		Denver, CO City & County Airport Authority (Series 2004A), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Bayerische Landesbank GTD LIQ)	17,200,000
14,660,000	[2]	Denver, CO City & County Airport Authority, MERLOTS (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	14,660,000
		TOTAL	97,335,000
		Connecticut--2.4%
96,450,000		Connecticut State HEFA (1999 Series U-2), Weekly VRDNs (Yale University)	96,450,000
9,800,000		Connecticut State HEFA (Series 2004-B), Weekly VRDNs (Eastern Connecticut Health Network)/(Comerica Bank LOC)	9,800,000
3,200,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/ (FSA INS)/(Societe Generale, Paris LIQ)	3,200,000
4,935,000		Plainfield, CT, 3.75% BANs, 1/11/2006	4,956,471
		TOTAL	114,406,471
		District of Columbia--0.4%
4,000,000		District of Columbia (Series 2000B), Weekly VRDNs (FSA INS)/(Dexia Bank, Belgium LIQ)	4,000,000
10,000,000		District of Columbia (Series 2002D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	10,000,000
4,100,000		District of Columbia, Enterprise Zone Revenue Bonds (Series 2004), Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC)	4,100,000
		TOTAL	18,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--2.8%
$10,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$10,000,000
6,157,000	[2]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	6,157,000
12,111,000	[2]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	12,111,000
2,810,000		Coconut Creek, FL (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/ (Bank of America N.A. LOC)	2,810,000
6,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/ (Textron Inc. GTD)	6,000,000
7,500,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	7,509,394
7,835,000	[2]	Hillsborough County, FL Aviation Authority (MT-126), Weekly VRDNs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ)	7,835,000
11,280,000	[2]	Hillsborough County, FL Port District (MT-101), Weekly VRDNs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen GTD LIQ)	11,280,000
21,550,000		Martin County, FL (PCR: Series 2000), Daily VRDNs (Florida Power & Light Co.)	21,550,000
5,370,000	[2]	Miami-Dade County, FL Aviation (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	5,370,000
12,000,000	[2]	Miami-Dade County, FL Aviation (Series FR/RI 2003 L22J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	12,000,000
7,655,000	[2]	Miami-Dade County, FL HFA (PT-1349), Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,655,000
6,000,000		Miami-Dade County, FL IDA (Series 1999A), Weekly VRDNs (Airis Miami LLC)/(AMBAC INS)/(Bayerische Landesbank GTD LIQ)	6,000,000
6,220,000		Ocean Highway and Port Authority, FL, Adjustable Demand Revenue Bonds (Series 1990), Weekly VRDNs (Wachovia Bank N.A. LOC)	6,220,000
8,540,000		Tampa, FL (Series 2001), Weekly VRDNs (Academy of the Holy Names, Inc.)/ (SunTrust Bank LOC)	8,540,000
		TOTAL	131,037,394
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--2.5%
$3,500,000	[2]	Atlanta, GA Airport General Revenue (PA 926R), Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ)	$3,500,000
4,120,000		Atlanta, GA Downtown Development Authority (Series 2002), Weekly VRDNs (Atlanta, GA)/(AMBAC INS)/(Landesbank Hessen-Thueringen GTD LIQ)	4,120,000
30,422,000		Burke County, GA Development Authority, PCRB (Series 1994A: Vogtle), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Dexia Credit Local LIQ)	30,422,000
7,970,000		Clayton County, GA Housing Authority (Series 2004: Ashton Walk Apartments), Weekly VRDNs (Ashton Forest Park LP)/(Amsouth Bank N.A., Birmingham, AL LOC)	7,970,000
9,000,000		Cobb County, GA Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC)	9,000,000
6,390,000		Crisp County, GA Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,390,000
800,000		Fayette County, GA (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	800,000
3,420,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank GTD, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs)	3,420,000
32,540,000	[2]	Georgia State, PUTTERs (Series 493), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	32,540,000
18,000,000		Medical Center Hospital Authority, GA (Series 2004), Weekly VRDNs (Spring Harbor at Green Island)/(Bank of Scotland, Edinburgh LOC)	18,000,000
3,000,000		Tattnall County, GA IDA (Series 1999), Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC)	3,000,000
		TOTAL	119,162,000
		Hawaii--0.0%
505,000	[2]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	505,000
2,215,000	[2]	Hawaii State Airport System (PT-830), Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ)	2,215,000
		TOTAL	2,720,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--9.7%
$9,700,000		Chicago, IL Board of Education (Series 2004C-2), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ)	$9,700,000
18,000,000		Chicago, IL Metropolitan Water Reclamation District (Series 2002-E), Weekly VRDNs (Landesbank Hessen-Thueringen GTD LIQ)	18,000,000
30,000,000		Chicago, IL Midway Airport (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	30,000,000
8,050,000	[2]	Chicago, IL O'Hare International Airport (PA-1198),Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	8,050,000
1,070,000	[2]	Chicago, IL O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	1,070,000
9,995,000	[2]	Chicago, IL O'Hare International Airport (PT-685), Weekly VRDNs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ)	9,995,000
7,000,000	[2]	Chicago, IL O'Hare International Airport (PT-756), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
6,170,000	[2]	Chicago, IL O'Hare International Airport (PT-2718), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	6,170,000
5,200,000	[2]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ)	5,200,000
3,820,000	[2]	Chicago, IL SFM (PT-290), Weekly VRDNs (GNMA COL)/(Landesbank Hessen-Thueringen GTD LIQ)	3,820,000
76,480,000		Chicago, IL Wastewater Transmission (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	76,480,000
2,450,000		Chicago, IL (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC)	2,450,000
1,450,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/ (U.S. Bank, N.A. LOC)	1,450,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.08% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 12/1/2005	10,500,000
71,400,000		Cook County, IL (Series 2002 B), Weekly VRDNs (Landesbank Hessen-Thueringen GTD LIQ)	71,400,000
33,000,000		Cook County, IL, Capital Improvement Bonds (Series 2004E), Weekly VRDNs (DePfa Bank PLC LIQ)	33,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$5,960,000	[2]	Cook County, IL, Roaring Forks (Series 2004-1), Weekly VRDNs (AMBAC. INS)/(Bank of New York LIQ)	$5,960,000
515,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	515,000
3,400,000		Harvey, IL Multifamily Revenue (Series 1997), Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Chicago LOC)	3,400,000
2,495,000		Huntley, IL Industrial Development Revenue (Series 1999), Weekly VRDNs (Colony, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	2,495,000
1,500,000		Illinois Development Finance Authority, IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,500,000
20,000,000		Illinois Development Finance Authority, IDB (Series 1996A), Weekly VRDNs (Presbyterian Home Lake)/(FSA INS)/(Wachovia Bank N.A. LIQ)	20,000,000
5,225,000		Illinois Development Finance Authority, IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(Lasalle Bank, N.A. LOC)	5,225,000
3,000,000		Illinois Development Finance Authority, IDB (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC)	3,000,000
3,330,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	3,330,000
25,000,000		Illinois Health Facilities Authority (Series 2003), Weekly VRDNs (Herman M. Finch University)/(J.P. Morgan Chase Bank, N.A. LOC)	25,000,000
20,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Weekly VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC)	20,000,000
550,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ)	550,000
70,000,000		Illinois State Weekly VRDNs (DePfa Bank PLC LIQ)	70,000,000
5,640,000		Robbins (Village of), IL (Series 2001), Weekly VRDNs (Robbins Property LLC)/(Citibank N.A., New York LOC)	5,640,000
		TOTAL	460,900,000
		Indiana--1.7%
500,000		Clarksville, IN (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC)	500,000
10,000,000		Hamilton Southeastern, IN School Corp., 3.25% TANs, 12/30/2005	10,034,372
1,170,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,170,000
25,700,000		Indiana Development Finance Authority (Series 2001), Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	25,700,000
2,230,000	[2]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,230,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--continued
$5,135,000	[2]	Indianapolis, IN Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	$5,135,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/ (National City Bank, Pennsylvania LOC)	3,400,000
3,100,000		Indianapolis, IN (Series 2004A), Weekly VRDNs (Nora Commons LP)/ (Lasalle Bank, N.A. LOC)	3,100,000
5,000,000		Jasper County, IN EDA (Series 2000), Weekly VRDNs (T & M LP)/ (Key Bank, N.A. LOC)	5,000,000
7,285,000	[2]	Jeffersonville, IN (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/ (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,285,000
1,570,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	1,570,000
3,540,000		Mishawaka, IN (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/ (National City Bank, Indiana LOC)	3,540,000
4,350,000		North Adams, IN Community Schools, 2.75% TANs, 12/30/2005	4,357,026
340,000		Richmond, IN (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	340,000
6,700,000		Westfield Washington, IN Schools, 3.25% TANs, 12/30/2005	6,719,013
2,400,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,400,000
		TOTAL	82,480,411
		Iowa--1.5%
35,000,000		Iowa Finance Authority (Series 2005 A-2), Weekly VRDNs (Iowa Health System)/(FGIC INS)/(Citibank N.A., New York LIQ)	35,000,000
35,000,000		Iowa Finance Authority (Series 2005 A-3), Weekly VRDNs (Iowa Health System)/(FGIC INS)/(Citibank N.A., New York LIQ)	35,000,000
		TOTAL	70,000,000
		Kansas--0.3%
7,997,000	[2]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	7,997,000
4,435,000	[2]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	4,435,000
1,400,000	[2]	Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	1,400,000
		TOTAL	13,832,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Kentucky--0.7%
$4,900,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/ (U.S. Bank, N.A. LOC)	$4,900,000
905,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC)	905,000
14,110,000		Jefferson County, KY (Series 2002A), Weekly VRDNs (ULH, Inc.-University of Louisville)/(Regions Bank, Alabama LOC)	14,110,000
11,995,000	[2]	Kenton County, KY Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,995,000
1,940,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC)	1,940,000
		TOTAL	33,850,000
		Louisiana--1.5%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/ (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
13,020,000	[2]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	13,020,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC)	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District (Series 2000), Weekly VRDNs (ConocoPhillips)/(J.P. Morgan Chase Bank, N.A. LOC)	10,100,000
9,000,000		Louisiana Public Facilities Authority (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.)	9,000,000
5,700,000		Louisiana State Offshore Terminal Authority (Series 2003B), Weekly VRDNs (Loop LLC)/(J.P. Morgan Chase Bank, N.A. LOC)	5,700,000
5,875,000		New Orleans, LA, IDB (Series 2003), Weekly VRDNs (LGD Rental I LLC)/ (Wachovia Bank N.A. LOC)	5,875,000
20,000,000		Tangipahoa Parish, LA Hospital Service District No. 1 (Series 2003B), Weekly VRDNs (North Oaks Medical Center)/(Allied Irish Banks PLC LOC)	20,000,000
		TOTAL	72,695,000
		Maine--0.4%
2,425,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC)	2,425,000
8,525,000		Maine Finance Authority (Series 2002), Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC)	8,525,000
4,475,000	[2]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 2.17% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	4,475,000
1,340,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Bank of America N.A. LOC)	1,340,000
		TOTAL	16,765,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maryland--0.9%
$5,850,000		Maryland Industrial Development Financing Authority (Series 1999), 3.08% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 12/1/2005	$5,850,000
11,460,000		Maryland State Community Development Administration (2004 Series K), 2.10% TOBs, Mandatory Tender 12/5/2005	11,460,000
2,495,000	[2]	Maryland State Community Development Administration (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,495,000
6,035,000		Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,035,000
4,775,000	[2]	Maryland State Community Development Administration (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	4,775,000
4,000,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank N.A. LOC)	4,000,000
750,000		Maryland State Health & Higher Educational Facilities Authority (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	750,000
5,730,000	[2]	Northeast, MD Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen GTD LIQ)	5,730,000
		TOTAL	41,095,000
		Massachusetts--2.5%
9,000,000		Commonwealth of Massachusetts (Series 1997-B), Weekly VRDNs (Landesbank Hessen-Thueringen GTD LIQ)	9,000,000
18,775,000	[2]	Commonwealth of Massachusetts, PUTTERs (Series 443), Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase Bank, N.A. LIQs)	18,775,000
20,000,000		Lawrence, MA, 3.25% BANs, 12/22/2005	20,076,607
7,500,000	[2]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,500,000
3,260,000		Massachusetts HEFA (Series 2004G), Weekly VRDNs (Winchester Hospital)/ (Bank of America N.A. LOC)	3,260,000
2,860,000		Massachusetts HEFA (Series B), Weekly VRDNs (Boston Home)/(Citizens Bank of Massachusetts LOC)	2,860,000
13,005,000		Massachusetts HEFA (Series Q-1), Weekly VRDNs (Boston University)/ (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	13,005,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/ (Key Bank, N.A. LOC)	4,500,000
19,610,000	[2]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	19,610,000
18,000,000		New Bedford, MA, 3.25% BANs, 2/24/2006	18,082,709
		TOTAL	116,669,316
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--0.8%
$6,000,000	[2]	Grand Rapids & Kent County, MI Joint Building Authority (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	$6,000,000
2,000,000		Jackson County, MI Public Schools, State Aid Note (Series 2005A), 3.00% RANs (Comerica Bank LOC), 8/23/2005	2,000,913
14,300,000		Michigan Higher Education Student Loan Authority (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	14,300,000
3,070,000		Michigan State Housing Development Authority (Series 2001A), Weekly VRDNs (Sand Creek Apartments)/(Federal Home Loan Bank of Cincinnati LOC)	3,070,000
2,550,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Union Planters Bank, N.A., Memphis, TN LOC)	2,550,000
3,415,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC)	3,415,000
5,000,000	[2]	Wayne County, MI Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	5,000,000
		TOTAL	36,335,913
		Minnesota--2.2%
2,800,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	2,800,000
6,440,000	[2]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	6,440,000
3,865,000		Dakota County, MN Community Development Agency (Series 2004), Weekly VRDNs (View Pointe Apartments)/(Lasalle Bank, N.A. LOC)	3,865,000
2,845,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(Lasalle Bank, N.A. LOC)	2,845,000
1,550,000		Minneapolis, MN IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,550,000
3,140,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	3,140,000
5,220,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	5,220,000
8,975,000	[2]	Minnesota Public Facilities Authority (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	8,975,000
30,015,000		Minnesota State HFA (Series J), 2.30% TOBs, Mandatory Tender 12/14/2005	30,015,000
19,000,000		Minnesota State HFA (Series K), 2.30% TOBs, Mandatory Tender 12/14/2005	19,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--0.8%
$1,900,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Lasalle Bank, N.A. LOC)	$1,900,000
6,690,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(Lasalle Bank, N.A. LOC)	6,690,000
1,585,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,585,000
580,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	580,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,250,000
5,800,000		White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Lasalle Bank, N.A. LOC)	5,800,000
		TOTAL	102,655,000
		Mississippi--1.5%
10,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	10,000,000
3,690,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC)	3,690,000
1,940,000	[2]	Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	1,940,000
7,500,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC)	7,500,000
6,080,000	[2]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	6,080,000
2,515,000	[2]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,515,000
3,485,000	[2]	Mississippi Home Corp., Roaring Forks (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	3,485,000
18,685,000	[2]	Mississippi Home Corp., Roaring Forks (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	18,685,000
9,790,000		Mississippi Regional Housing Authorithy No. II (Series 1998), 2.15% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham, AL LOC), Mandatory Tender 10/1/2005	9,790,000
6,500,000		Mississippi Regional Housing Authorithy No. II (Series 2000), 3.30% TOBs (Terrace Park Apartments)/(First Tennessee Bank, N.A. LOC), Optional Tender 5/1/2006	6,500,000
		TOTAL	70,185,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Missouri--2.7%
$36,120,000	[2]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	$36,120,000
61,435,000		Kansas City, MO IDA, (Series 2005C), Weekly VRDNs (Kansas City, MO)/ (AMBAC INS)/(Dexia Credit Local LIQ)	61,435,000
4,000,000		Missouri State HEFA (Series 2002), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	4,000,000
1,995,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,995,000
970,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2000-QQQ), 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	970,000
2,325,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,325,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/ (Commerce Bank, N.A., Kansas City LOC)	1,000,000
17,905,000	[2]	St. Louis, MO IDA, (PT-2575), Weekly VRDNs (Merchandise Mart Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG GTD LOC)	17,905,000
		TOTAL	125,750,000
		Montana--0.4%
7,685,000	[2]	Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	7,685,000
2,295,000	[2]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,295,000
4,140,000	[2]	Montana State Board of Housing, PUTTERs (Series 348), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	4,140,000
5,235,000	[2]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ)	5,235,000
		TOTAL	19,355,000
		Multi State--3.5%
9,677,823	[2]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	9,677,823
4,485,500	[2]	BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	4,485,500
8,800,000	[2]	Charter Mac Floater Certificates Trust I (Nat-1 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	8,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Multi State--continued
$6,500,000	[2]	Charter Mac Floater Certificates Trust I (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	$6,500,000
7,000,000	[2]	Charter Mac Floater Certificates Trust I (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	7,000,000
30,321,000	[2]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	30,321,000
35,530,000	[2]	Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	35,530,000
19,808,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-1), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	19,808,000
28,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-18), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	28,000,000
6,755,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	6,755,000
957,982	[2]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 1999-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	957,982
2,290,909	[2]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	2,290,909
4,608,201	[2]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	4,608,201
		TOTAL	164,734,415
		Nebraska--0.5%
3,400,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,400,000
1,500,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,500,000
8,575,000		Nebraska Investment Finance Authority (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	8,575,000
6,201,000		Nebraska Investment Finance Authority (Series 2001 F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	6,201,000
485,000	[2]	Nebraska Investment Finance Authority, MERLOTS (Series 2000-O), Weekly VRDNs (Wachovia Bank N.A. LIQ)	485,000
5,200,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.)	5,200,000
		TOTAL	25,361,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Nevada--3.3%
$3,000,000		Clark County, NV Industrial Development Revenue Board (Series 2003A), Weekly VRDNs (Southwest Gas Corp.)/(Bank of America N.A. LOC)	$3,000,000
7,140,000		Clark County, NV, (Series 1997A), 3.08% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 12/1/2005	7,140,000
7,535,000		Clark County, NV, (Series 1998), 3.08% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 12/1/2005	7,535,000
91,200,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank GTD LIQ)	91,200,000
34,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	34,000,000
13,000,000	[2]	Washoe County, NV Water Facilities Revenue (Series 2004 FR/RI-F9J), Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP)	13,000,000
		TOTAL	155,875,000
		New Hampshire--1.1%
1,322,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	1,322,000
30,000,000		New Hampshire Business Finance Authority, PCRB (1990 Series A), 2.70% CP (New England Power Co.), Mandatory Tender 10/3/2005	30,000,000
19,905,000		New Hampshire Higher Educational & Health Facilities Authority (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/ (FSA INS)/(Chase Bank USA, N.A. and Dexia Credit Local LIQs)	19,905,000
1,555,000	[2]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,555,000
1,100,000	[2]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,100,000
		TOTAL	53,882,000
		New Jersey--1.2%
5,864,000		Haddonfield, NJ, 3.25% BANs, 2/23/2006	5,889,819
4,774,966		Harrison Township, NJ, 3.50% BANs, 3/27/2006	4,796,165
4,371,950		Millstone Township, NJ, 3.00% BANs, 8/12/2005	4,373,119
3,275,000		Mount Holly Township, NJ, 3.50% BANs, 3/22/2006	3,291,268
8,500,000		New Jersey EDA (Series 1998A), Weekly VRDNs (Jewish Home at Rockleigh)/ (Allied Irish Banks PLC LOC)	8,500,000
4,900,000		Old Bridge Township, NJ Board of Education, 3.00% GANs, 10/13/2005	4,911,065
5,422,138		Perth Amboy, NJ, 3.00% BANs, 8/5/2005	5,422,897
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Jersey--continued
$6,800,000		Stone Harbor, NJ, 3.50% BANs, 3/17/2006	$6,840,183
6,700,000		Trenton, NJ, 3.75% BANs, 5/19/2006	6,738,887
4,387,222		Wood-Ridge Borough, NJ, 3.35% BANs, 2/24/2006	4,407,706
		TOTAL	55,171,109
		New Mexico--1.7%
1,930,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,930,000
4,700,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	4,700,000
21,000,000	[2]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	21,000,000
3,075,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Standard Federal Bank, N.A. LOC)	3,075,000
41,670,827		New Mexico Mortgage Finance Authority (Series 2005), 3.34% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2006	41,670,827
1,360,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,360,000
3,285,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	3,285,000
1,685,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	1,685,000
2,430,000	[2]	New Mexico Mortgage Finance Authority (PT-739), Weekly VRDNs (GNMA COL)/(BNP Paribas SA LIQ)	2,430,000
		TOTAL	81,135,827
		New York--7.7%
5,907,750		Adirondack, NY Central School District, 3.00% BANs, 9/14/2005	5,915,790
9,500,000		Clinton County, NY, 3.75% BANs, 7/20/2006	9,580,337
30,000,000		Metropolitan Transportation Authority, NY (Series 2004A-1), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(DePfa Bank PLC LIQ)	30,000,000
38,600,000		New York City, NY Housing Development Corp., (Series 2004 A), Weekly VRDNs (West 61st Street Associates LLC)/(HSBC Bank USA LOC)	38,600,000
16,900,000		New York City, NY Municipal Water Finance Authority (Series 2001 F-2), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	16,900,000
5,300,000		New York City, NY Transitional Finance Authority (1999 Subseries A-1), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	5,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$4,145,000		New York City, NY Transitional Finance Authority (2001 Series A), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	$4,145,000
21,000,000	[2]	New York City, NY Transitional Finance Authority (Series 2002 FR/RI L21), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	21,000,000
17,730,000		New York City, NY (1995 Series B-9), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	17,730,000
3,550,000		New York City, NY (1996 Series J-3), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	3,550,000
10,185,000		New York State Dormitory Authority (Series 2005C), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(AMBAC INS)/ (DePfa Bank PLC LIQ)	10,185,000
19,770,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2C), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ)	19,770,000
13,400,000		New York State HFA (Series 2004A: 100 Maiden Lane), Weekly VRDNs (Maiden Lane Properties LLC)/(Bank of New York LOC)	13,400,000
31,600,000		New York State HFA (Series 2005A: 1 East 35th Street Apartments), Weekly VRDNs (35th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	31,600,000
22,900,000		New York State Urban Development Corp., (Series 2004A-3-B), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(CDC IXIS Financial Guaranty N.A. INS)/(Dexia Credit Local LIQ)	22,900,000
37,820,000		New York State Urban Development Corp., (Series 2004A-3-C), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(CDC IXIS Financial Guaranty N.A. INS)/(Dexia Credit Local LIQ)	37,820,000
10,800,000		Patchogue-Medford, NY Union Free School District, 4.00% TANs, 6/22/2006	10,910,419
25,000,000		Triborough Bridge & Tunnel Authority, NY,(Series 2005B-3), Weekly VRDNs (Bank of America N.A. LIQ)	25,000,000
26,315,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	26,315,000
14,790,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000D), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ)	14,790,000
		TOTAL	365,411,546
		North Carolina--2.3%
4,000,000		Catawba County, NC Industrial Facilities & PCFA (Series 2001), Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC)	4,000,000
2,840,000	[2]	Charlotte, NC Airport (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	2,840,000
4,230,000		Davie County, NC Industrial Facilities & PCFA Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank N.A. LOC)	4,230,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--continued
$1,000,000		Guilford County, NC Industrial Facilities & PCFA (Series 2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	$1,000,000
7,245,000		Halifax County, NC Industrial Facilities & PCFA (Series 1993), Daily VRDNs (Westmoreland LG&E)/(Dexia Credit Local LOC)	7,245,000
2,000,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.)	2,000,000
4,575,000		Johnson County, NC Industrial Facilities & PCFA (Series 2001), Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC)	4,575,000
3,200,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/ (Wachovia Bank N.A. LOC)	3,200,000
15,000,000		Montgomery County, NC Industrial Facilities & PCFA (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	15,000,000
5,000,000		New Hanover County, NC PCFA (Series 1984), Weekly VRDNs (American Hoist & Derrick Co. Project)/(Bank of America N.A. LOC)	5,000,000
2,350,000		North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs (Queens College)/(Bank of America N.A. LOC)	2,350,000
6,335,000		North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC)	6,335,000
8,300,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	8,300,000
7,800,000	[2]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2002-A22), Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF), 1/1/2022 (@100), 1/1/2024	7,800,000
1,675,000	[2]	North Carolina HFA, MERLOTS (Series 2000 A37), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,675,000
14,100,000		North Carolina Medical Care Commission (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	14,100,000
4,500,000		North Carolina Medical Care Commission (Series 2003C), Weekly VRDNs (Givens Estates)/(Bank of Scotland, Edinburgh LOC)	4,500,000
11,600,000		North Carolina Medical Care Commission (Series 2004A), Weekly VRDNs (Moses H. Cone Memorial)	11,600,000
2,500,000	[2]	North Carolina State (PT-413), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,500,000
125,000		Sampson County, NC Industrial Facilities & PCFA (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC)	125,000
1,300,000		Wilson County, NC, PCA (Series 1999), Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank N.A. LOC)	1,300,000
		TOTAL	109,675,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--3.0%
$4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/ (Series 1998-18), Weekly VRDNs (Cleveland, OH Waterworks)/(FSA INS)/ ABN AMRO Bank NV, Amsterdam LIQ)	$4,000,000
8,000,000		Akron, Bath & Copley, OH Joint Township (Series 2004B), Weekly VRDNs (Summa Health System)/(J.P. Morgan Chase Bank, N.A. LOC)	8,000,000
6,000,000		Clark County, OH (Series 2002), Weekly VRDNs (Ohio Masonic Home)/ (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	6,000,000
5,915,000	[2]	Cuyahoga County, OH (PT-1966), Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,915,000
6,000,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs)	6,000,000
15,000,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Stratford Heights)/ (Bank of New York and Citizens Bank of Pennsylvania LOCs)	15,000,000
3,950,000		Hamilton, OH MFH (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(Federal Home Loan Bank of Indianapolis LOC)	3,950,000
6,500,000		Knox County, OH (Series 2004), Weekly VRDNs (Knox Community Hospital)/(National City Bank, Ohio LOC)	6,500,000
5,500,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/ (Huntington National Bank, Columbus, OH LOC)	5,500,000
45,000,000		Ohio HFA, (Series 2005D), Weekly VRDNs (GNMA COL)/(Federal Home Loan Bank of Cincinnati LIQ)	45,000,000
1,885,000	[2]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/ (Wachovia Bank N.A. LIQ)	1,885,000
3,805,000	[2]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	3,805,000
5,525,000	[2]	Ohio State Building Authority (Series 2002), FR/RI-L39J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,525,000
2,300,000		Ohio State Water Development Authority (Series 2002), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	2,300,000
5,000,000		Ohio State, Environmental Improvement Revenue Bonds (Series 1996), Weekly VRDNs (Newark Group Industries, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	5,000,000
7,500,000		Ohio State, Solid Waste Revenue Bonds (Series 1998), Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD)	7,500,000
10,030,000		Ohio Waste Development Authority Solid Waste (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	10,030,000
		TOTAL	141,910,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Oklahoma--0.7%
$5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank, N.A. LOC)	$5,650,000
19,530,120	[2]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	19,530,120
6,000,000		Oklahoma Development Finance Authority (Series 2003), 2.42% TOBs (ConocoPhillips)/(ConocoPhillips GTD), Mandatory Tender 12/1/2005	6,000,000
		TOTAL	31,180,120
		Oregon--0.4%
8,500,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC)	8,500,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC)	10,000,000
		TOTAL	18,500,000
		Pennsylvania--4.2%
1,000,000		Chester County, PA, IDA (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC)	1,000,000
13,000,000		Erie, PA City School District, 3.75% TRANs, 6/30/2006	13,097,927
1,392,000		Northampton County, PA, IDA (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC)	1,392,000
750,000		Pennsylvania EDFA Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)	750,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004A) Weekly VRDNs (Sunoco, Inc.)	10,000,000
30,700,000		Pennsylvania State Higher Education Assistance Agency (Series 1997A), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	30,700,000
22,500,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	22,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-2,) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	10,000,000
17,300,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(Bayerische Landesbank GTD, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG GTD LIQs)	17,300,000
48,000,000		Philadelphia, PA Airport System (Series 2005C), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	48,000,000
46,000,000		Philadelphia, PA (Series A of 2005-2006), 4.00% TRANs, 6/30/2006	46,502,622
		TOTAL	201,242,549
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Rhode Island--0.3%
$7,500,000		Lincoln, RI, 3.00% BANs, 10/12/2005	$7,516,838
3,710,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC)	3,710,000
2,015,000		Warwick, RI Housing Authority (Series 2001,) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC)	2,015,000
		TOTAL	13,241,838
		South Carolina--2.2%
10,500,000		Berkeley County, SC Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP Amoco Corp)	10,500,000
20,000,000		Berkeley County, SC, IDB Weekly VRDNs (Nucor Corp.)	20,000,000
18,800,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.)	18,800,000
5,600,000		Berkeley County, SC, IDB (Series 1997), Weekly VRDNs (Nucor Corp.)	5,600,000
13,000,000		Berkeley County, SC, IDB (Series 1998), Weekly VRDNs (Nucor Corp.)	13,000,000
10,000,000	[2]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	10,000,000
2,140,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank N.A. LOC)	2,140,000
1,700,000		South Carolina Jobs-EDA Weekly VRDNs (Lorraine Linens)/(Wachovia Bank N.A. LOC)	1,700,000
200,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (NMFO Associates)/ (Wachovia Bank N.A. LOC)	200,000
300,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC)	300,000
200,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC)	200,000
3,500,000		South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,500,000
1,100,000		South Carolina Jobs-EDA (Series 1998), Weekly VRDNs (Carolina Cotton Works, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,100,000
12,200,000		South Carolina Jobs-EDA (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC)	12,200,000
2,100,000	[2]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ)	2,100,000
2,000,000		York County, SC IDA (Series1989), Weekly VRDNs (Sediver Inc.)/(BNP Paribas SA LOC)	2,000,000
		TOTAL	103,340,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		South Dakota--0.0%
$500,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen GTD LIQ)	$500,000
		Tennessee--1.0%
4,000,000		Blount County, TN, IDB (Series 1988), Weekly VRDNs (Advanced Crystal Technology, Inc.)/(SunTrust Bank LOC)	4,000,000
1,000,000		Cheatham County, TN, IDB (Series 1997B), Weekly VRDNs (Triton Boat Co.)/ (Amsouth Bank N.A., Birmingham, AL LOC)	1,000,000
4,850,000		Dickson, TN Health and Educational Facilities Board, Autumn Park Apartments (Series 1999), Weekly VRDNs (Tennessee Partners XII LP)/ (Union Planters Bank, N.A., Memphis, TN LOC)	4,850,000
1,700,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Amsouth Bank N.A., Birmingham, AL LOC)	1,700,000
3,000,000		Jackson, TN, IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
4,665,000		Shelby County, TN Health Education & Housing Facilities Board (Series 1988), Weekly VRDNs (Arbor Lake Project)/(FHLMC LOC)	4,665,000
20,000,000		Shelby County, TN Health Education & Housing Facilities Board (Series 2003C), Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC)	20,000,000
200,000		South Pittsburg, TN, IDB (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	200,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Amsouth Bank N.A., Birmingham, AL LOC)	7,000,000
		TOTAL	47,260,000
		Texas--13.3%
12,000,000	[2]	Austin, TX Airport System, MERLOTS (Series 2000J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	12,000,000
14,860,000	[2]	Austin, TX Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,860,000
4,990,000	[2]	Bexar County, TX Housing Finance Corp., (PT-2596), Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG GTD LOC)	4,990,000
5,200,000		Brazos Harbor, TX Industrial Development Corp., (Series 2003), 1.80% TOBs (ConocoPhillips)/(ConocoPhillips GTD), Optional Tender 8/1/2005	5,200,000
10,000,000		Brazos River Authority, TX (Series 2001A), Weekly VRDNs (TXU Energy)/ (Wachovia Bank N.A. LOC)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$1,200,000		Brazos River Authority, TX (Series 2002A), Weekly VRDNs (TXU Energy)/ (Wachovia Bank N.A. LOC)	$1,200,000
5,630,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC)	5,630,000
14,640,000	[2]	Dallas, TX Housing Finance Corp., (PT-2599), Weekly VRDNs (Southern Oaks Housing)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG GTD LOC)	14,640,000
9,000,000	[2]	Dallas-Fort Worth, TX International Airport (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	9,000,000
3,915,000	[2]	Dallas-Fort Worth, TX International Airport (PT-738), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	3,915,000
3,025,000	[2]	Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,025,000
4,995,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	4,995,000
7,150,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	7,150,000
3,000,000	[2]	Dallas-Fort Worth, TX International Airport, ROCs (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	3,000,000
21,510,000	[2]	Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs)	21,510,000
3,400,000		DeSoto, TX Housing Finance Corp., (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC)	3,400,000
960,000	[2]	El Paso, TX Housing Finance Corp., MERLOTS (Series 2001 A-40), 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	960,000
12,650,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/ (Bank of New York LOC)	12,650,000
10,600,000		Gulf Coast, TX, IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp)	10,600,000
45,450,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp)	45,450,000
21,800,000		Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp)	21,800,000
44,600,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp)	44,600,000
30,050,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp)	30,050,000
21,450,000		Gulf Coast, TX Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco Corp)	21,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$7,200,000		Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp)	$7,200,000
15,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp)	15,000,000
10,975,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp)/(BP PLC GTD)	10,975,000
8,650,000		Gulf Coast, TX Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	8,650,000
5,750,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	5,750,000
6,300,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.)	6,300,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.)	7,800,000
2,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC)	2,000,000
9,580,000	[2]	Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	9,580,000
3,500,000		Lower Neches Valley Authority, TX (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America N.A. LOC)	3,500,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.)	15,000,000
3,170,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(J.P. Morgan Chase Bank, N.A. LOC)	3,170,000
7,000,000		San Antonio, TX Electric & Gas System, Junior Lien Revenue Bonds (Series 2004), 2.20% TOBs (BNP Paribas SA LIQ), Mandatory Tender 12/1/2005	7,000,000
10,220,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 2.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/25/2006	10,220,000
7,000,000	[2]	San Antonio, TX Independent School District, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
22,965,000		Texas Small Business Industrial Development Corp., (Series 1986), Weekly VRDNs (Texas Public Facilities Capital Access Program)/(Bank of America N.A. LOC)	22,965,000
10,000,000	[2]	Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$3,000,000	[2]	Texas State Department of Housing & Community Affairs (PT-2507), Weekly VRDNs (Ironwood Ranch Townhomes LP)/(Merrill Lynch & Co., Inc. LIQ)/ (Merrill Lynch & Co., Inc. LOC)	$3,000,000
4,800,000	[2]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ)	4,800,000
10,000,000		Texas State Department of Housing & Community Affairs (Series 2005A), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ)	10,000,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/ (Compass Bank, Birmingham LOC)	13,400,000
7,866,000	[2]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 2.36% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/8/2005	7,866,000
55,000,000		Texas State (Series 2004), 3.00% TRANs, 8/31/2005	55,051,878
30,000,000	[2]	Texas State, TRANs (Series 2004 FR/RI-L66), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	30,000,000
37,300,000		Waco, TX Education Finance Corp., (Series 2002A), Weekly VRDNs (Baylor University)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ)	37,300,000
4,300,000		Waco, TX Industrial Development Corp., (Series 1998), Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Amsouth Bank N.A., Birmingham, AL LOC)	4,300,000
3,850,000		Waxahachie, TX, IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000
		TOTAL	633,752,878
		Utah--0.5%
2,000,000		Emery County, UT (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/ (Bank of Nova Scotia, Toronto LIQ)	2,000,000
19,400,000		Murray City, UT (Series 2003B), Weekly VRDNs (IHC Health Services, Inc.)	19,400,000
1,500,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/ (Key Bank, N.A. LOC)	1,500,000
		TOTAL	22,900,000
		Vermont--0.3%
5,950,000	[2]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/ (Lehman Brothers Holdings, Inc. LIQ)	5,950,000
5,110,000	[2]	Vermont HFA, MERLOTS (Series 2001-A49), 2.17% TOBs (FSA INS)/ (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	5,110,000
4,395,000	[2]	Vermont HFA, MERLOTS (Series 2001-A91), 2.17% TOBs (FSA INS)/ (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	4,395,000
		TOTAL	15,455,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Virginia--1.3%
$12,000,000		Fairfax County, VA IDA (Series 2005A-2), Weekly VRDNs (Inova Health System)	$12,000,000
8,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 2.50% CP (Virginia Electric & Power Co.), Mandatory Tender 9/9/2005	8,000,000
5,000,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority (PT-485), 1.70% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/8/2005	5,000,000
7,430,000		Henrico County, VA EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank N.V. LOC)	7,430,000
5,935,000	[2]	Metropolitan Washington, DC Airports Authority (MT-108), Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	5,935,000
4,500,000		Newport News, VA Redevelopment & Housing Authority (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	4,500,000
4,630,000		Portsmouth, VA Redevelopment and Housing Authority (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	4,630,000
3,000,000		Virginia Beach, VA Development Authority (Series 2004), Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC)	3,000,000
6,500,000	[2]	Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,500,000
2,000,000		Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	2,000,000
2,800,000		Winchester, VA IDA (Series 2001), Weekly VRDNs (Northwood Manufacturing)/ (Wachovia Bank N.A. LOC)	2,800,000
		TOTAL	61,795,000
		Washington--2.2%
6,990,000	[2]	Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,990,000
5,208,500	[2]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	5,208,500
24,000,000		Issaquah Community Properties, WA (Series 2001B), Weekly VRDNs (Bank of America N.A. LOC)	24,000,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC)	9,000,000
4,890,000		Port of Pasco, WA Economic Development Corporation (Series 1996), Weekly VRDNs (Douglas Fruit Company, Inc.)/(U.S. Bank, N.A. LOC)	4,890,000
2,495,000	[2]	Port of Seattle, WA (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	2,495,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Washington--continued
$7,690,000	[2]	Port of Seattle, WA, MERLOTS (Series 2001-A53), 2.22% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/16/2005	$7,690,000
4,450,000	[2]	Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,450,000
4,320,000	[2]	Port of Seattle, WA (PT-850), 1.66% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/18/2005	4,320,000
2,420,000		Seattle, WA Housing Authority (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC)	2,420,000
11,550,000		Seattle, WA Housing Authority (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC)	11,550,000
11,765,000	[2]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 2.17% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	11,765,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./ WestFarm Foods)/(Wachovia Bank N.A. LOC)	1,000,000
5,600,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc)/(Wells Fargo Bank, N.A. LOC)	5,600,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC)	5,350,000
		TOTAL	106,728,500
		West Virginia--0.4%
1,280,000		Berkeley County, WV County Commission (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC)	1,280,000
9,000,000		Grant County, WV County Commission, PCRB (Series 1994), 2.70% CP (Virginia Electric & Power Co.), Mandatory Tender 10/3/2005	9,000,000
10,000,000		Marion County, WV County Commission (Series 1990 A), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC)	10,000,000
		TOTAL	20,280,000
		Wisconsin--2.0%
11,700,000		Appleton, WI Redevelopment Authority (Series 2001B), Weekly VRDNs (Fox Cities Performing Arts Center)/(J.P. Morgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs)	11,700,000
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(J.P. Morgan Chase Bank, N.A. LOC)	9,500,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC)	800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--continued
$2,430,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	$2,430,000
6,000,000		Mequon-Thiensville, WI School District, 2.50% TRANs, 9/9/2005	6,005,039
2,300,000		Milwaukee, WI (Series 1997), 3.08% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 12/1/2005	2,300,000
21,800,000	[2]	Milwaukee, WI, RANs (Series 2004 FR/RI-L65), Weekly VRDNs (Milwaukee, WI Public Schools)/(Lehman Brothers Holdings, Inc. LIQ)	21,800,000
1,000,000		New Berlin, WI (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	1,000,000
18,000,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	18,000,000
17,500,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	17,500,000
4,200,000	[2]	Wisconsin Housing & EDA, ROCs (Series 397), Weekly VRDNs (Citibank N.A., New York LIQ)	4,200,000
		TOTAL	95,235,039
		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST) [3]	4,735,614,383
		OTHER ASSETS AND LIABILITIES - NET--0.2%	8,811,690
		TOTAL NET ASSETS--100%	$4,744,426,073

Securities that are subject to the federal alternative minimum tax (AMT) represent 55.7% of the portfolio as calculated based on total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by NRSROs or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2005, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
97.6%	2.4%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $1,171,988,092 which represents 24.7% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Board
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROC's	--Reset Option Certificates
SFM	--Single Family Mortgage
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Investments [2]
Commercial Paper & Notes	47.6%
Variable Rate Instruments	37.3%
Bank Instruments	9.3%
Repurchase Agreements	5.8%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	70.9%	Prime-1	98.6%
A-1	27.2%
A-2	0%	Prime-2	0%
Not rated by S&P	1.9%	Not rated by Moody's	1.4%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 1.4% do not have short-term ratings by either of these NRSROs.

At July 31, 2005,the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	39.0	% [5]
8-30 Days	30.3%
31-90 Days	22.9%
91-180 Days	2.4%
181 Days or more	5.4%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 18.0% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.8%
		Finance - Automotive--1.7%
$10,524,042		Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005	$10,524,042
65,857,775		HSBC Automotive Trust 2005-1, Class A1, 3.458%, 7/17/2006	65,857,775
35,000,000		HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006	35,000,000
10,012,746		Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006	10,012,746
11,343,470		WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006	11,343,470
		TOTAL	132,738,033
		Finance - Equipment--0.3%
1,787,356	[1]	CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005	1,787,356
23,156,774		CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006	23,156,774
		TOTAL	24,944,130
		Finance - Retail--1.8%
149,000,000		Permanent Financing (No. 6) PLC, Class A-1, 3.320%, 9/10/2005	149,000,000
		TOTAL ASSET-BACKED SECURITIES	306,682,163
		BANK NOTE--0.7%
		Banking--0.7%
57,500,000		Lasalle Bank, N.A., 3.290%, 8/9/2005	57,500,000
		CERTIFICATES OF DEPOSIT--8.7%
		Banking--8.7%
50,000,000		BNP Paribas SA, 3.410%, 11/7/2005	50,000,000
68,000,000		Calyon, Paris, 3.950%, 7/14/2006	68,000,000
20,000,000		Citibank N.A., New York, 3.400%, 9/22/2005	20,000,000
50,000,000		Citizens Bank of Pennsylvania, 3.520%, 10/13/2005	50,000,000
235,000,000		Credit Suisse, Zurich, 3.255% - 3.640%, 8/5/2005 - 11/1/2005	235,000,000
75,000,000		Dexia Bank, Belgium, 3.405%, 9/20/2005	75,000,000
25,000,000		HSBC Bank USA, 3.160%, 8/9/2005	25,000,000
50,000,000		Regions Bank, Alabama, 3.130%, 8/8/2005	50,000,000
62,000,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	62,002,833
50,000,000		Toronto Dominion Bank, 3.570%, 2/13/2006	50,000,000
25,000,000		UBS AG, 3.270%, 9/7/2005	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT	710,002,833
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--11.9%
		Banking--4.9%
$400,000,000		IXIS Financial Products Inc., 3.350% - 3.413%, 8/1/2005	$400,000,000
		Brokerage--7.0%
240,000,000		Citigroup Global Markets, Inc., 3.413%, 8/1/2005	240,000,000
200,000,000		Goldman Sachs & Co., 3.413%, 8/1/2005	200,000,000
132,000,000		Merrill Lynch & Co., Inc., 3.462%, 8/1/2005	132,000,000
		TOTAL	572,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	972,000,000
		COMMERCIAL PAPER--28.7% [2]
		Banking--8.3%
74,700,000		Bank of America Corp., 3.480%, 9/26/2005	74,295,624
20,000,000		Barclays US Funding Corp., (GTD by Barclays Bank PLC), 2.870%, 8/2/2005	19,998,405
28,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG SWP), 3.370%, 9/23/2005	27,861,081
20,000,000		DePfa Bank PLC, 3.380%, 9/22/2005	19,902,355
113,000,000		Dexia Delaware LLC, 3.370%, 9/23/2005	112,439,363
25,000,000	[1]	Fountain Square Commercial Funding Corp., 3.270%, 9/7/2005	24,915,979
90,000,000		KBC Financial Products International Ltd., (GTD by KBC Bank NV), 3.250%, 9/1/2005	89,748,125
7,891,000	[1]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 3.280%, 9/8/2005	7,863,680
10,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 3.300%, 8/10/2005	9,991,750
184,000,000	[1]	Picaros Funding LLC, (GTD by KBC Bank NV), 3.055% - 3.530%, 8/18/2005 - 2/14/2006	182,436,149
70,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 3.130%, 8/9/2005	69,951,311
38,737,000	[1]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 3.370%, 8/17/2005	38,678,981
		TOTAL	678,082,803
		Brokerage--0.2%
20,000,000		Morgan Stanley, 3.140%, 8/8/2005	19,987,789
		Finance - Automotive--4.1%
250,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.270% - 3.360%, 9/15/2005 - 11/2/2005	248,744,750
90,000,000		FCAR Auto Loan Trust, A1/P1 Series, 3.380%, 9/19/2005	89,585,950
		TOTAL	338,330,700
Principal Amount			Value
		COMMERCIAL PAPER--continued
		Finance - Commercial--2.7%
$39,775,000		CIT Group, Inc., 3.310%, 10/24/2005	$39,467,804
60,375,000	[1]	Compass Securitization LLC, 3.250% - 3.420%, 8/25/2005 - 9/15/2005	60,190,689
105,319,000	[1]	Edison Asset Securitization LLC, 3.050% - 3.290%, 8/9/2005 - 9/8/2005	105,008,790
15,160,000	[1]	Fairway Finance Company LLC, 3.270% - 3.430%, 8/29/2005 - 9/28/2005	15,106,138
		TOTAL	219,773,421
		Finance - Retail--5.2%
28,104,000	[1]	Barton Capital Corp., 3.290%, 8/10/2005	28,080,884
75,000,000	[1]	Falcon Asset Securitization Corp., 3.400%, 8/22/2005	74,851,250
100,000,000	[1]	Paradigm Funding LLC, 3.185% - 3.530%, 8/22/2005 - 10/19/2005	99,725,881
205,000,000	[1]	Sheffield Receivables Corp., 3.130% - 3.440%, 8/4/2005 - 8/25/2005	204,796,433
17,000,000	[1]	Tulip Funding Corp., 3.190%, 8/22/2005	16,968,366
		TOTAL	424,422,814
		Finance - Securities--7.5%
65,000,000	[1]	Galaxy Funding Inc., 3.250%, 8/29/2005 - 9/1/2005	64,830,278
207,500,000	[1]	Georgetown Funding Co. LLC, 3.330% - 3.500%, 8/17/2005 - 9/22/2005	206,923,729
139,000,000	[1]	Grampian Funding LLC, 2.970% - 3.370%, 8/5/2005 - 9/9/2005	138,784,567
36,339,000	[1]	Ivory Funding Corp., 3.610%, 10/27/2005	36,021,973
92,000,000	[1]	Perry Global Funding LLC Series A, 3.230% - 3.350%, 8/15/2005 - 8/24/2005	91,878,249
73,500,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.300% - 3.330%, 9/12/2005 - 9/13/2005	73,212,116
		TOTAL	611,650,912
		Insurance--0.7%
55,000,000	[1]	Aspen Funding Corp., 3.130% - 3.465%, 8/3/2005 - 10/7/2005	54,819,410
		TOTAL COMMERCIAL PAPER	2,347,067,849
		CORPORATE BONDS--0.4%
		Banking--0.4%
20,000,000		Citigroup, Inc., 3.370%, 9/1/2005	20,001,360
13,600,000		Wells Fargo Financial, Inc., (GTD by Wells Fargo & Co.), 3.490%, 9/12/2005	13,601,997
		TOTAL CORPORATE BONDS	33,603,357
Principal Amount			Value
		CORPORATE NOTES--1.2%
		Brokerage--0.4%
$35,000,000		Goldman Sachs Group LP, 2.970%, 8/1/2005	$35,000,000
		Finance - Securities--0.8%
64,500,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.010% - 4.150%, 7/21/2006 - 8/8/2006	64,500,000
		TOTAL CORPORATE NOTES	99,500,000
		GOVERNMENT AGENCIES--1.2%
96,000,000		Federal Home Loan Mortgage Corp., 3.183% - 3.335%, 9/9/2005 - 11/7/2005	95,999,665
		LOAN PARTICIPATION--1.3%
		Chemicals--0.9%
74,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 3.350% - 3.770%, 8/1/2005 - 11/30/2005	74,000,000
		Electrical Equipment--0.4%
32,000,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 3.436%, 5/19/2006	32,000,000
		TOTAL LOAN PARTICIPATION	106,000,000
		NOTES - VARIABLE--36.5% [3]
		Banking--17.8%
4,490,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 3.540%, 8/4/2005	4,490,000
4,115,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.520%, 8/4/2005	4,115,000
4,630,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 3.660%, 8/5/2005	4,630,000
4,130,000		Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	4,130,000
5,515,000		Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,515,000
2,280,000		Alabama State IDA, (Regions Bank, Alabama LOC), 3.540%, 8/4/2005	2,280,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank Minnesota N.A. LOC), 3.520%, 8/4/2005	2,000,000
1,135,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 3.520%, 8/4/2005	1,135,000
3,430,000		American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,430,000
8,600,000		American Health Centers, Inc., Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	8,600,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$7,960,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	$7,960,000
3,375,000		B & H Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,375,000
4,085,000		BMW Investments, Inc., (Wachovia Bank N.A. LOC), 3.560%, 8/5/2005	4,085,000
9,495,000		Badger Mining Corp., (U.S. Bank, N.A. LOC), 3.380%, 8/3/2005	9,495,000
4,035,000		Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	4,035,000
25,000,000	[1]	Bank of New York Co., Inc., 3.520%, 8/29/2005	25,000,000
15,000,000		Barclays Bank PLC, 3.283%, 8/5/2005	14,997,575
9,360,000		Barton Healthcare LLC, (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/3/2005	9,360,000
24,995,000		Battle Creek, MI Downtown Development Authority, Series 2004, (Insured by AMBAC Financial Group, Inc.), 3.530%, 8/3/2005	24,995,000
7,880,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 3.510%, 8/4/2005	7,880,000
960,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 3.530%, 8/4/2005	960,000
1,985,000		Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,985,000
955,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.440%, 8/5/2005	955,000
3,230,000		Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,230,000
5,440,000		Briarwood LP, (Series 1999), (J.P. Morgan Chase Bank, N.A. LOC), 3.590%, 8/4/2005	5,440,000
5,995,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 3.640%, 8/4/2005	5,995,000
775,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.530%, 8/4/2005	775,000
4,745,000		CAM International LP, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	4,745,000
6,810,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 3.570%, 8/1/2005	6,810,000
2,380,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 3.590%, 8/4/2005	2,380,000
53,287,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	53,287,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$312,000		Capital One Funding Corp., (Series 1993-A), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	$312,000
1,731,000		Capital One Funding Corp., (Series 1996-C), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	1,731,000
4,755,000		Charles River LLC, (Harris, N.A. LOC), 3.680%, 8/4/2005	4,755,000
9,300,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	9,300,000
13,260,000		Citywide Development Corp., (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	13,260,000
3,350,000		Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,350,000
4,700,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 3.480%, 8/3/2005	4,700,000
7,130,000		Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.590%, 8/4/2005	7,130,000
15,000,000		Cook County, IL, Series 2002 A, 3.510%, 8/3/2005	15,000,000
50,000,000		Credit Suisse, Zurich, 3.410%, 8/22/2005	50,000,928
4,780,000		DBH Properties LLC, Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	4,780,000
4,155,000		DLR Investments, Inc., Series 2000, Ripley Crossing Project, (J.P. Morgan Chase Bank, N.A. LOC), 3.590%, 8/4/2005	4,155,000
170,000,000	[1]	DePfa Bank PLC, 3.420%, 9/15/2005	170,000,000
5,000,000		Destin Water Users, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,000,000
4,645,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	4,645,000
6,740,000		ERC Real Estate LLC, (Key Bank, N.A. LOC), 3.520%, 8/4/2005	6,740,000
2,110,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 3.380%, 8/3/2005	2,110,000
4,975,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 3.520%, 8/4/2005	4,975,000
905,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	905,000
2,900,000		Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,900,000
7,500,000		Erwin Marine Sales, Inc., Series 2000, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	7,500,000
4,000,000		Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking Group, Melbourne LOC), 3.640%, 8/4/2005	4,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$551,000		First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	$551,000
2,000,000		Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,000,000
930,000		Fredricksburg, VA IDA, (SunTrust Bank LOC), 3.430%, 8/3/2005	930,000
5,775,000		Freeport, IL, (U.S. Bank, N.A. LOC), 3.680%, 8/4/2005	5,775,000
2,110,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.520%, 8/4/2005	2,110,000
2,520,000		Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.530%, 8/4/2005	2,520,000
4,100,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 3.380%, 8/3/2005	4,100,000
25,000,000		Greenwich Capital Holdings, Inc., 3.420%, 8/23/2005	25,000,000
4,000,000		Grigsby Properties LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	4,000,000
1,585,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 3.690%, 8/4/2005	1,585,000
2,420,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 3.690%, 8/4/2005	2,420,000
97,000,000	[1]	HBOS Treasury Services PLC, 3.330%, 8/22/2005	97,000,000
178,000,000		HBOS Treasury Services PLC, 3.360% - 3.510%, 8/1/2005 - 9/26/2005	178,000,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 3.560%, 8/5/2005	8,055,000
8,530,000		Healthcare Funding LLC, Series 1999, (National City Bank, Michigan/ Illinois LOC), 3.420%, 8/4/2005	8,530,000
3,100,000		Holden Properties Colorado LLC, (Comerica Bank - California LOC), 3.570%, 8/4/2005	3,100,000
8,780,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	8,780,000
4,580,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 3.520%, 8/4/2005	4,580,000
5,655,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 3.520%, 8/4/2005	5,655,000
3,085,000		IPC Industries, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.530%, 8/4/2005	3,085,000
2,100,000		IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 3.470%, 8/4/2005	2,100,000
7,485,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	7,485,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 3.360%, 8/4/2005	$15,000,000
3,810,000		Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	3,810,000
10,415,000		Jet-Pep, Inc., Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	10,415,000
3,935,000		Kansas Development Finance Authority, DLR Deer Creek Project, (Federal Home Loan Bank of Topeka LOC), 3.540%, 8/4/2005	3,935,000
2,200,000		Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,200,000
1,290,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank Minnesota N.A. LOC), 3.380%, 8/4/2005	1,290,000
3,150,000		LCO Ventures LLC, (Bank of America N.A. LOC), 3.380%, 8/4/2005	3,150,000
2,800,000		Life Church Birmingham, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,800,000
5,000,000	[1]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 3.440%, 8/3/2005	5,000,000
2,620,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 3.540%, 8/5/2005	2,620,000
1,865,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.400%, 8/5/2005	1,865,000
8,100,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 3.590%, 8/4/2005	8,100,000
58,750,000		Mercantile Safe Deposit & Trust Co., Baltimore, 3.380% - 3.470%, 8/15/2005 - 8/23/2005	58,750,000
1,000,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 3.530%, 8/4/2005	1,000,000
2,800,000		Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,800,000
3,600,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 3.380%, 8/3/2005	3,600,000
1,760,000		Mississippi Business Finance Corp., (J.P. Morgan Chase Bank, N.A. LOC), 3.530%, 8/4/2005	1,760,000
1,275,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,275,000
2,835,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 3.530%, 8/4/2005	2,835,000
2,290,000		New Berlin, WI, Sunraider LLC Series 1997B, (J.P. Morgan Chase Bank, N.A. LOC), 3.400%, 8/4/2005	2,290,000
2,750,000		New Jersey EDA, Morey Organization, Inc. Project Series 1997, (Wachovia Bank N.A. LOC), 3.480%, 8/3/2005	2,750,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 3.550%, 8/3/2005	$2,565,000
3,675,000		Norcross Investment Group LLC, (Regions Bank, Alabama LOC), 3.540%, 8/4/2005	3,675,000
4,910,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	4,910,000
2,870,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 3.520%, 8/4/2005	2,870,000
4,015,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 3.540%, 8/4/2005	4,015,000
2,200,000		Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,200,000
6,510,000		R & J Investment Co., (J.P. Morgan Chase Bank, N.A. LOC), 3.590%, 8/4/2005	6,510,000
11,580,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 3.520%, 8/4/2005	11,580,000
55,000,000		Royal Bank of Canada, Montreal, 3.360%, 8/10/2005	55,000,000
949,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 3.470%, 8/4/2005	949,000
7,330,000		Second Baptist Church, Millington, TN, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	7,330,000
3,645,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	3,645,000
3,660,000		Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,660,000
5,335,000		Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 3.380%, 8/3/2005	5,335,000
5,420,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (J.P. Morgan Chase Bank, N.A. LOC), 3.490%, 8/4/2005	5,420,000
4,330,000		Springhill Medical Comples, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.530%, 8/4/2005	4,330,000
9,060,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 3.640%, 8/4/2005	9,060,000
2,485,000		TIL Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,485,000
2,220,000		TTL Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,220,000
1,740,000		Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,740,000
16,025,000		Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 3.610%, 8/3/2005	16,025,000
2,280,000		Trap Rock Industries, Inc., Series 1997, (Wachovia Bank N.A. LOC), 3.450%, 8/3/2005	2,280,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$3,180,000		University Church of Christ, (Wachovia Bank N.A. LOC), 3.510%, 8/5/2005	$3,180,000
2,595,000		University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,595,000
2,055,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 3.520%, 8/4/2005	2,055,000
2,575,000		Vista Grande Villa, (Lasalle Bank, N.A. LOC), 3.450%, 8/4/2005	2,575,000
5,945,000		WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 3.520%, 8/4/2005	5,945,000
3,820,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	3,820,000
4,315,000		Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	4,315,000
8,670,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 3.520%, 8/4/2005	8,670,000
110,000,000		Wells Fargo & Co., 3.450% - 3.569%, 8/2/2005 - 8/14/2005	110,000,000
15,500,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (J.P. Morgan Chase Bank, N.A. LOC), 3.330%, 8/4/2005	15,500,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 3.400%, 9/12/2005	50,000,000
1,430,000		White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,430,000
4,190,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.560%, 8/4/2005	4,190,000
		TOTAL	1,452,003,503
		Brokerage--6.8%
40,000,000	[1]	Goldman Sachs Group, Inc., 3.378%, 8/15/2005	40,003,955
25,000,000		Goldman Sachs Group, Inc., Promissory Notes, 3.370%, 8/8/2005	25,000,000
40,000,000		Merrill Lynch & Co., Inc., 3.370%, 8/4/2005	40,000,000
165,000,000	[1]	Merrill Lynch & Co., Inc., 3.550%, 8/11/2005	165,000,000
282,000,000		Morgan Stanley, 3.330% - 3.520%, 8/1/2005 - 8/29/2005	282,003,845
		TOTAL	552,007,800
		Finance - Commercial--2.9%
30,000,000	[1]	Compass Securitization LLC, 3.295%, 8/8/2005	29,999,457
4,700,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 3.480%, 8/4/2005	4,700,000
193,500,000	[1]	General Electric Capital Corp., 3.509%, 8/17/2005	193,500,000
8,500,000		Oberthur Gaming Technologies Corp., Series 2002-A, (General Electric Capital Corp. LOC), 3.480%, 8/4/2005	8,500,000
		TOTAL	236,699,457
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Finance - Retail--1.8%
150,000,000	[1]	Paradigm Funding LLC, 3.420% - 3.450%, 8/17/2005 - 8/23/2005	$150,000,000
		Finance - Securities--1.9%
38,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.415%, 8/23/2005	37,995,939
118,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.240% - 3.410%, 8/10/2005 - 8/25/2005	117,997,657
		TOTAL	155,993,596
		Government Agency--0.2%
5,120,000		Acton Assisted Living LLC, Series 2000, (Federal Home Loan Bank of Pittsburgh LOC), 3.390%, 8/4/2005	5,120,000
3,985,000		Community Hearth and Home Ltd., Series 2002, (Federal Home Loan Bank of Cincinnati LOC), 3.590%, 8/4/2005	3,985,000
5,600,000		Direct One Funding Corp., (FNMA LOC), 3.380%, 8/4/2005	5,600,000
955,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 3.380%, 8/4/2005	955,000
		TOTAL	15,660,000
		Insurance--5.1%
24,000,000		Allstate Life Insurance Co., 3.445% - 3.480%, 8/1/2005	24,000,000
25,000,000		GE Capital Assurance Co., 3.420%, 9/1/2005	25,000,000
25,000,000		Hartford Life Insurance Co., 3.380% - 3.500%, 8/1/2005 - 9/1/2005	25,000,000
25,000,000		Jackson National Life Insurance Co., 3.440%, 8/1/2005	25,000,000
50,000,000	[1]	MBIA Global Funding LLC, 3.460%, 8/29/2005	50,000,000
45,000,000		Metropolitan Life Insurance Co., 3.370% - 3.644%, 8/1/2005 - 10/3/2005	45,000,000
54,000,000		Monumental Life Insurance Co., 3.450% - 3.690%, 8/1/2005 - 8/31/2005	54,000,000
50,000,000		New York Life Insurance Co., 3.400% - 3.793%, 8/1/2005 - 9/1/2005	50,000,000
12,000,000	[1]	Pacific Life Global Funding, 3.360%, 8/4/2005	12,000,366
35,610,000		Santa Monica Community College District, Series 2001 D, (Insured by AMBAC), 3.480%, 8/4/2005	35,610,000
25,000,000		Transamerica Occidental Life Insurance Co., 3.644%, 10/3/2005	25,000,000
45,000,000		Travelers Insurance Co., 3.370% - 3.590%, 8/22/2005 - 9/28/2005	45,000,000
		TOTAL	415,610,366
		TOTAL NOTES - VARIABLE	2,977,974,722
Shares or Principal Amount			Value
		MUTUAL FUNDS--0.7%
		Asset Management--0.7%
25,000,000		Nations Money Market Reserves	$25,000,000
30,088,937		Scudder Money Market Institutional Shares	30,088,937
		TOTAL MUTUAL FUNDS	55,088,937
		REPURCHASE AGREEMENTS--5.8%
$150,000,000		Interest in $3,500,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.320%, dated 7/29/2005, to be repurchased at $150,041,500 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032, collateral market value $3,570,988,296	150,000,000
127,497,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 3.310%, dated 7/29/2005, to be repurchased at $127,532,168 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2035 collateral market value $1,549,418,991	127,497,000
150,000,000		Interest in $1,600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.363%, dated 7/29/2005, to be repurchased at $150,042,031 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $1,644,135,004	150,000,000
50,000,000		Interest in $850,000,000 joint repurchase agreement with Countrywide Securities Corp., 3.320%, dated 7/29/2005, to be repurchased at $50,013,833 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2035, collateral market value $867,000,000	50,000,000
		TOTAL REPURCHASE AGREEMENTS	477,497,000
		TOTAL INVESTMENTS--100.9% (AT AMORTIZED COST) [4]	8,238,916,526
		OTHER ASSETS AND LIABILITIES - NET--(0.9)%	(74,971,773)
		TOTAL NET ASSETS--100%	$8,163,944,753

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $2,712,739,353 which represents 33.2% of total net assets.

2 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

3 Current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Investments [2]
Commercial Paper & Notes	53.1%
Variable Rate Instruments	22.9%
Bank Instruments	15.7%
Repurchase Agreements	8.3%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	66.1%	Prime-1	97.9%
A-1	31.2%
A-2	2.5%	Prime-2	1.8%
Not rated by S&P	0.2%	Not rated by Moody's	0.3%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 0.2% do not have short-term ratings by either of these NRSROs.

At July 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	42.5	% [5]
8-30 Days	31.5%
31-90 Days	17.3%
91-180 Days	2.7%
181 Days or more	6.0%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 30.4% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.1%
		Finance - Automotive--2.6%
$44,586,427		DaimlerChrysler Auto Trust 2005-B, Class A1, 3.260%, 5/8/2006	$44,586,427
1,315,505		Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005	1,315,505
14,400,000		HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006	14,400,000
11,368,298		Honda Auto Receivables Owner Trust 2005-2, Class A1, 3.182%, 5/15/2006	11,360,130
32,891,452		Merrill Auto Trust Securitization 2005-1, Class A1, 3.472%, 6/26/2006	32,891,452
7,630,811		Nissan Auto Receivables Owner Trust 2005-B, Class A1, 3.357%, 6/15/2006	7,630,811
1,890,578		WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006	1,890,578
		TOTAL	114,074,903
		Finance - Equipment--0.1%
170,224	[1]	CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005	170,224
3,216,219		CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006	3,216,219
816,141	[1]	GE Commercial Equipment Financing LLC, Series 2004-A, Class A-1, 2.590%, 12/22/2005	816,141
		TOTAL	4,202,584
		Finance - Retail--0.2%
8,000,000		Permanent Financing (No. 6) PLC, Class A-1, 3.320%, 8/10/2005	8,000,000
		Insurance--0.2%
5,000,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A1, (Insured by FGIC), 3.615%, 7/17/2006	5,000,000
2,686,623		Triad Automobile Receivables Trust 2005-A, Class A1, (Insured by Ambac Financial Group, Inc.), 3.300%, 6/12/2006	2,686,623
		TOTAL	7,686,623
		TOTAL ASSET-BACKED SECURITIES	133,964,110
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--16.1%
		Banking--16.1%
$65,000,000		BNP Paribas SA, 3.280% - 3.310%, 9/9/2005 - 9/12/2005	$65,000,000
29,000,000		Calyon, Paris, 3.950%, 7/14/2006	29,000,000
17,000,000		Citibank N.A., New York, 3.270%, 9/6/2005	17,000,000
25,000,000		Citizens Bank of Pennsylvania, 3.520%, 10/13/2005	25,000,000
50,000,000		Compass Bank, Birmingham, 3.430%, 9/9/2005	50,000,000
84,000,000		Credit Suisse, Zurich, 3.280% - 3.640%, 9/7/2005 - 11/1/2005	84,000,000
50,000,000		DePfa Bank PLC, 3.300%, 8/8/2005	50,000,000
3,000,000		First Tennessee Bank, N.A., 3.420%, 9/9/2005	3,000,000
62,000,000		HSBC Bank USA, 3.160% - 3.955%, 8/9/2005 - 7/18/2006	62,000,000
25,000,000		Huntington National Bank, Columbus, OH, 3.210%, 8/8/2005	25,000,000
25,000,000		Regions Bank, Alabama, 3.130%, 8/8/2005	25,000,000
22,000,000		Societe Generale, Paris, 3.550%, 1/25/2006	22,000,000
23,500,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	23,501,113
45,000,000		Toronto Dominion Bank, 3.570% - 3.585%, 2/17/2006 - 2/21/2006	45,000,135
135,000,000		Washington Mutual Bank, F.A., 3.270% - 3.300%, 8/5/2005 - 8/9/2005	135,000,000
25,000,000		Wilmington Trust Co., 3.190%, 8/9/2005	25,000,000
		TOTAL CERTFICATES OF DEPOSIT	685,501,248
		COLLATERALIZED LOAN AGREEMENTS--24.5%
		Banking--13.2%
145,000,000		Credit Suisse First Boston LLC, 3.432%, 8/1/2005	145,000,000
200,000,000		Greenwich Capital Markets, Inc., 3.437%, 8/1/2005	200,000,000
220,000,000		IXIS Financial Products Inc., 3.412%, 8/1/2005	220,000,000
		TOTAL	565,000,000
		Brokerage--11.3%
72,000,000		Bear Stearns Cos., Inc., 3.462%, 8/1/2005	72,000,000
150,000,000		Citigroup Global Markets, Inc., 3.412%, 8/1/2005	150,000,000
49,000,000		Goldman Sachs & Co., 3.412%, 8/1/2005	49,000,000
85,000,000		Lehman Brothers, Inc., 3.462% - 3.670%, 8/1/2005 - 10/12/2005	85,000,000
50,000,000		Merrill Lynch & Co., Inc., 3.462%, 8/1/2005	50,000,000
75,000,000		Merrill Lynch, Pierce, Fenner and Smith, 3.350%, 8/1/2005	75,000,000
		TOTAL	481,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,046,000,000
Principal Amount			Value
		COMMERCIAL PAPER--24.1% [2]
		Banking--8.7%
$30,000,000		BNP Paribas Finance, Inc., 3.150%, 8/10/2005	$29,976,375
50,000,000		Bank of America Corp., 3.480%, 9/26/2005	49,729,333
20,955,000		Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group, 3.510%, 10/12/2005	20,807,895
25,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG SWP), 3.130%, 8/3/2005	24,995,652
50,000,000		Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 3.220%, 8/10/2005	49,959,750
41,400,000	[1]	Fountain Square Commercial Funding Corp., 3.140% - 3.170%, 8/5/2005 - 8/9/2005	41,379,725
54,832,000	[1]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 3.160% - 3.710%, 8/11/2005 - 1/12/2006	54,548,569
50,000,000	[1]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 3.260%, 9/13/2005	49,805,306
50,000,000	[1]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 3.370%, 8/18/2005	49,920,431
		TOTAL	371,123,036
		Finance - Automotive--2.7%
116,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.130% - 3.300%, 8/9/2005 - 10/4/2005	115,617,172
		Finance - Commercial--1.4%
11,730,000		CIT Group, Inc., 2.910% - 3.260%, 8/8/2005 - 9/20/2005	11,688,775
49,989,000	[1]	Fairway Finance Company LLC, 3.500%, 12/12/2005	49,342,614
		TOTAL	61,031,389
		Finance - Retail--5.4%
145,000,000	[1]	Paradigm Funding LLC, 3.140% - 3.530%, 8/9/2005 - 10/19/2005	144,806,529
75,000,000	[1]	Sheffield Receivables Corp., 3.130% - 3.295%, 8/4/2005 - 8/10/2005	74,952,292
10,000,000	[1]	Tulip Funding Corp., 3.190%, 8/22/2005	9,981,392
		TOTAL	229,740,213
		Finance - Securities--4.1%
85,000,000	[1]	Galaxy Funding Inc., 3.320% - 3.300%, 9/12/2005 - 9/15/2005	84,666,992
40,000,000	[1]	Georgetown Funding Co. LLC, 3.500%, 9/22/2005	39,797,778
8,000,000	[1]	Grampian Funding LLC, 2.970% - 3.060%, 8/16/2005 - 8/17/2005	7,989,710
20,000,000	[1]	Perry Global Funding LLC Series A, 3.230%, 8/15/2005	19,974,878
23,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.330%, 9/13/2005	22,908,518
		TOTAL	175,337,876
		Insurance--1.8%
75,000,000	[1]	Aspen Funding Corp., 3.250%, 8/30/2005 - 9/6/2005	74,787,847
		TOTAL COMMERCIAL PAPER	1,027,637,533
Principal Amount			Value
		CORPORATE BONDS--0.0%
		Finance - Retail--0.0%
$1,000,000		Countrywide Funding Corp., (GTD by Countrywide Financial Corp.), 6.810%, 8/11/2005	$1,000,904
		CORPORATE NOTES--0.5%
		Finance - Securities--0.5%
20,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.150%, 8/8/2006	20,000,000
		LOAN PARTICIPATION--2.3%
		Chemicals--0.5%
20,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 3.350%, 8/1/2005	20,000,000
		Finance - Retail--1.8%
77,600,000		Countrywide Home Loans, Inc., 3.380% - 3.420%, 8/10/2005 - 8/17/2005	77,600,000
		TOTAL LOAN PARTICIPATION	97,600,000
		NOTES - VARIABLE--23.5% [3]
		Banking--7.3%
3,000,000		AlaTrade Foods LLC, Series 4, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,000,000
1,006,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 3.470%, 8/4/2005	1,006,000
35,000,000	[1]	Australia & New Zealand Banking Group, Melbourne, 3.440%, 8/23/2005	35,000,000
2,035,000		BD Toy LLC, Series 2003, (Compass Bank, Birmingham LOC), 3.680%, 8/4/2005	2,035,000
650,000		Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	650,000
5,100,000		Baldwin County Sewer Service LLC, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,100,000
87,000,000		Barclays Bank PLC, 3.283% - 3.410%, 8/5/2005 - 8/29/2005	86,986,556
1,950,000		Battle Creek, MI Downtown Development Authority, Series 2004, (Insured by Ambac Financial Group, Inc.), 3.530%, 8/3/2005	1,950,000
1,200,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 3.530%, 8/4/2005	1,200,000
955,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.440%, 8/5/2005	955,000
45,000,000	[1]	Commonwealth Bank of Australia, Sydney, 3.463%, 8/24/2005	45,000,000
2,500,000		Dale G. Mitchum, M.D. FACS, Series 2003, (Compass Bank, Birmingham LOC), 3.730%, 8/4/2005	2,500,000
1,500,000		DeKalb County, GA Housing Authority, Series 2004-T Highlands, (Bank of America N.A. LOC), 3.730%, 8/4/2005	1,500,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$4,000,000	[1]	DePfa Bank PLC, 3.420%, 9/15/2005	$3,999,954
500,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 3.530%, 8/4/2005	500,000
5,000,000		First Family Church, Series 2005, (Regions Bank, Alabama LOC), 3.380%, 8/4/2005	5,000,000
1,065,000		Franklin County, PA IDA, Series 2001B Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	1,065,000
1,385,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	1,385,000
8,870,000		HP Huntsville LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	8,870,000
5,120,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.670%, 8/4/2005	5,120,000
6,790,000		Headquarters Partnership Ltd., Series 2001, (National Australia Bank Ltd., Melbourne LOC), 3.530%, 8/4/2005	6,790,000
10,000,000		Huntington National Bank, Columbus, OH, 3.420%, 8/8/2005	10,000,786
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 3.360%, 8/4/2005	20,000,000
1,195,000		Kress Building LLC, Series 2004, (First Commercial Bank, Birmingham, AL LOC), 3.750%, 8/4/2005	1,195,000
9,650,000		Lake Mary Bay LP, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	9,650,000
1,720,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/5/2005	1,720,000
5,600,000		MOBR-04 LLC, Series 2004, (Compass Bank, Birmingham LOC), 3.680%, 8/4/2005	5,600,000
265,000		McCullough Oil Bond Issue LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	265,000
4,525,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, Series 2005, (Wachovia Bank N.A. LOC), 3.490%, 8/4/2005	4,525,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,000,000
1,250,000		Mercantile Safe Deposit & Trust Co., Baltimore, 3.380%, 8/15/2005	1,250,000
3,995,000		Pizitz Properties LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,995,000
4,000,000		Prevea Clinic, Inc., Series 2004-A, (Wells Fargo Bank, N.A. LOC), 3.440%, 8/4/2005	4,000,000
3,500,000		Pro-Cell LLC, Series 2004, (Compass Bank, Birmingham LOC), 3.680%, 8/4/2005	3,500,000
3,645,000		Provena Foods, Inc., (Comerica Bank LOC), 3.510%, 8/4/2005	3,645,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$2,920,000		R.M. Greene, Inc., Series 2000, (Columbus Bank and Trust Co., GA LOC), 3.530%, 8/4/2005	$2,920,000
10,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 3.490%, 8/4/2005	10,000,000
510,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 3.470%, 8/4/2005	510,000
1,000,000		Spiller LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,000,000
1,000,000		SunTrust Bank, 3.529%, 10/3/2005	1,000,064
745,000		Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.830%, 8/4/2005	745,000
1,105,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 3.680%, 8/4/2005	1,105,000
3,200,000		William Morris Realty Huntsville LLC, Series 2004, (Compass Bank, Birmingham LOC), 3.680%, 8/4/2005	3,200,000
		TOTAL	312,438,360
		Brokerage--4.9%
20,000,000	[1]	Goldman Sachs Group, Inc., 3.378%, 8/15/2005	20,001,978
15,000,000		Goldman Sachs Group, Inc., Promissory Notes, 3.370%, 8/8/2005	15,000,000
175,000,000		Morgan Stanley, 3.330% - 3.520%, 8/1/2005 - 8/29/2005	175,002,804
		TOTAL	210,004,782
		Finance - Commercial--2.4%
100,000,000	[1]	Compass Securitization LLC, 3.295% - 3.364%, 8/8/2005 - 8/18/2005	99,997,034
		Finance - Retail--1.2%
51,000,000	[1]	Paradigm Funding LLC, 3.320% - 3.450%, 8/12/2005 - 8/17/2005	51,000,000
		Finance - Securities--5.4%
101,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.325% - 3.436%, 8/1/2005 - 8/29/2005	101,001,352
131,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.300% - 3.619%, 8/1/2005 - 10/18/2005	131,009,877
		TOTAL	232,011,229
		Insurance--2.3%
10,000,000		GE Capital Assurance Co., 3.340%, 8/9/2005	10,000,000
10,000,000		Hartford Life Global Funding Trust, 3.540%, 8/15/2005	10,000,000
10,000,000		Hartford Life Insurance Co., 3.500%, 9/1/2005	10,000,000
15,000,000		Jackson National Life Insurance Co., 3.440%, 8/1/2005	15,000,000
20,000,000		Metropolitan Life Insurance Co., 3.370%, 8/1/2005	20,000,000
21,000,000		New York Life Insurance Co., 3.400% - 3.430%, 8/30/2005 - 9/1/2005	21,000,000
10,000,000		Travelers Insurance Co., 3.590%, 9/28/2005	10,000,000
		TOTAL	96,000,000
		TOTAL NOTES - VARIABLE	1,001,451,405
Principal Amount			Value
		REPURCHASE AGREEMENTS--8.4%
$160,724,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 3.31%, dated 7/29/2005 to be repurchased at $160,768,333 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2042, collateral market value $1,549,418,991	$160,724,000
200,000,000		Interest in $250,000,000 joint repurchase agreement with Westdeutsche Landesbank Girozentrale, New York, 3.32%, dated 7/29/2005 to be repurchased at $200,055,333 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2036, collateral market value $256,781,849	200,000,000
		TOTAL REPURCHASE AGREEMENTS	360,724,000
		TOTAL INVESTMENTS--102.5% (AT AMORTIZED COST) [4]	4,373,879,200
		OTHER ASSETS AND LIABILITIES - NET--(2.5)%	(105,710,231)
		TOTAL NET ASSETS--100%	$4,268,168,969
1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $1,257,854,793 which represents 29.5% of total net assets.

2 These issues show the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

3 Current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Company
GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Investments [2]
Commercial Paper & Notes	36.0%
Variable Rate Instruments	32.8%
Bank Instruments	16.2%
Repurchase Agreements	15.0%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	77.5%	Prime-1	98.9%
A-1	21.3%
A-2	0.2%	Prime-2	0.0%
Not rated by S&P	1.0%	Not rated by Moody's	1.1%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 0.7% do not have short-term ratings by either of these NRSROs.

At July 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	49.3	% [5]
8-30 Days	26.0%
31-90 Days	16.3%
91-180 Days	2.5%
181 Days or more	5.9%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 31.7% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.7%
		Finance - Automotive--1.9%
$32,922,811		Capital One Auto Finance Trust 2005-A, Class A1, 3.122%, 4/15/2006	$32,922,811
16,966,783		CarMax Auto Owner Trust 2005-1, Class A1, 3.139%, 4/15/2006	16,966,783
14,862,142		DaimlerChrysler Auto Trust 2005-B, Class A1, 3.260%, 5/8/2006	14,862,142
26,310,105		Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005	26,310,105
28,420,744		Honda Auto Receivables Owner Trust 2005-2, Class A1, 3.182%, 5/15/2006	28,420,744
139,788,669		Merrill Auto Trust Securitization 2005-1, Class A1, 3.472%, 6/26/2006	139,788,669
45,021,783		Nissan Auto Receivables Owner Trust 2005-B, Class A1, 3.357%, 6/15/2006	45,021,783
65,082,847		Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006	65,082,847
29,776,609		WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006	29,776,609
		TOTAL	399,152,493
		Finance - Equipment--0.4%
3,915,161	[1]	CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005	3,915,161
21,722,302		CIT Equipment Collateral 2005-VT1, Class A1, 3.072%, 3/20/2006	21,722,302
61,751,397		CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006	61,751,397
4,488,777	[1]	GE Commercial Equipment Financing LLC, (Series 2004-A), Class A-1, 2.590%, 12/22/2005	4,488,777
		TOTAL	91,877,637
		Insurance--0.4%
11,936,629		Onyx Acceptance Auto Owner Trust 2005-A, Class A1, (Insured by MBIA Insurance Corp.), 2.849%, 3/15/2006	11,936,629
30,000,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A1, (Insured by FGIC), 3.615%, 7/17/2006	30,000,000
33,582,790		Triad Automobile Receivables Trust 2005-A, Class A1, (Insured by Ambac Financial Group, Inc.), 3.300%, 6/12/2006	33,582,790
		TOTAL	75,519,419
		TOTAL ASSET-BACKED SECURITIES	566,549,549
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--9.6%
		Banking--9.6%
$355,000,000		BNP Paribas SA, 3.310% - 3.410%, 9/9/2005 - 11/7/2005	$355,002,148
50,000,000		Calyon, Paris, 3.950%, 7/14/2006	50,000,000
235,000,000		Citibank N.A., New York, 3.270% - 3.400%, 9/6/2005 - 9/22/2005	235,000,000
100,000,000		Citizens Bank of Pennsylvania, 3.520%, 10/13/2005	100,000,000
350,000,000		Credit Suisse, Zurich, 3.255% - 3.650%, 8/5/2005 - 11/2/2005	350,000,005
100,000,000		HBOS Treasury Services PLC, 3.160%, 8/8/2005	100,000,000
50,000,000		HSBC Bank USA, 3.750%, 1/17/2006	50,000,000
50,000,000		Regions Bank, Alabama, 3.130%, 8/8/2005	50,000,000
29,000,000		Societe Generale, Paris, 3.550%, 1/25/2006	29,000,000
43,000,000		Svenska Handelsbanken, Stockholm, 4.045%, 7/26/2006	43,002,060
420,000,000		Toronto Dominion Bank, 3.570% - 3.890%, 2/13/2006 - 7/5/2006	420,001,352
270,000,000		UBS AG, 3.160% - 3.300%, 8/16/2005 - 9/16/2005	270,000,413
		TOTAL CERTIFICATES OF DEPOSIT	2,052,005,978
		COLLATERALIZED LOAN AGREEMENTS--9.7%
		Banking--4.8%
100,000,000		Bank of America N.A., 3.392%, 8/1/2005	100,000,000
930,000,000		IXIS Financial Products Inc., 3.350% - 3.412%, 8/1/2005	930,000,000
		TOTAL	1,030,000,000
		Brokerage--4.9%
397,400,000		Citigroup Global Markets, Inc., 3.413%, 8/1/2005	397,400,000
225,000,000		Goldman Sachs & Co., 3.412%, 8/1/2005	225,000,000
430,000,000		Merrill Lynch & Co., Inc., 3.462%, 8/1/2005	430,000,000
		TOTAL	1,052,400,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,082,400,000
		COMMERCIAL PAPER--21.6% [2]
		Banking--5.2%
150,000,000		Bank of America Corp., 3.480%, 9/26/2005	149,188,000
34,000,000		Barclays US Funding Corp., (GTD by Barclays Bank PLC), 2.870%, 8/2/2005	33,997,289
251,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 2.875% - 3.485%, 8/4/2005 - 10/13/2005	249,803,558
107,600,000	[1]	Fountain Square Commercial Funding Corp., 3.230% - 3.560%, 8/25/2005 - 10/17/2005	106,895,663
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Banking--continued
$50,000,000		HBOS Treasury Services PLC, 3.130%, 8/3/2005	$49,991,306
19,000,000		ING (U.S.) Funding LLC, (GTD by ING Bank N.V.), 3.275%, 9/6/2005	18,937,775
163,262,000	[1]	Long Lane Master Trust IV, (Bank of America N.A. Swap Agreement), 3.280%, 9/8/2005	162,696,751
17,945,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 3.300%, 8/8/2005	17,945,000
248,820,000	[1]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 3.180% - 3.530%, 8/2/2005 - 12/20/2005	247,997,820
75,000,000	[1]	Ticonderoga Funding LLC, (Bank of America N.A. Swap Agreement), 3.370%, 8/17/2005	74,887,667
		TOTAL	1,112,340,829
		Brokerage--0.2%
50,000,000		Morgan Stanley, 3.140%, 8/8/2005	49,969,472
		Finance - Automotive--4.1%
99,815,000		DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 3.150%, 8/17/2005	99,675,259
710,200,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.130% - 3.460%, 8/8/2005 - 11/2/2005	707,923,619
75,000,000		FCAR Auto Loan Trust, A1/P1 Series, 3.280%, 8/5/2005	74,972,667
		TOTAL	882,571,545
		Finance - Commercial--1.2%
130,000,000		CIT Group, Inc., 2.910% - 3.310%, 8/5/2005 - 10/25/2005	129,639,321
25,000,000	[1]	Compass Securitization LLC, 3.420%, 9/15/2005	24,893,125
40,000,000	[1]	Edison Asset Securitization LLC, 3.050%, 8/9/2005	39,972,889
54,340,000	[1]	Fairway Finance Company LLC, 3.430%, 8/29/2005	54,195,033
		TOTAL	248,700,368
		Finance - Retail--5.9%
39,142,000	[1]	Chariot Funding LLC, 3.290%, 8/4/2005	39,131,268
127,000,000	[1]	Falcon Asset Securitization Corp., 3.400%, 8/22/2005	126,748,117
581,069,000	[1]	Paradigm Funding LLC, 3.130% - 3.530%, 8/8/2005 - 10/19/2005	579,555,280
335,760,000	[1]	Sheffield Receivables Corp., 3.295% - 3.440%, 8/10/2005 - 9/12/2005	335,029,623
173,816,000	[1]	Tulip Funding Corp., 3.190% - 3.560%, 8/22/2005 - 11/23/2005	172,073,002
		TOTAL	1,252,537,290
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Finance - Securities--4.6%
$169,350,000	[1]	Galaxy Funding Inc., 3.420% - 3.590%, 9/29/2005 - 10/25/2005	$168,204,754
417,863,000	[1]	Georgetown Funding Co. LLC, 3.330% - 3.500%, 8/17/2005 - 9/22/2005	416,724,003
169,000,000	[1]	Grampian Funding LLC, 2.970% - 3.630%, 8/17/2005 - 12/30/2005	168,195,047
22,095,000	[1]	Ivory Funding Corp., 3.140%, 8/2/2005	22,093,073
58,500,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.290%, 9/12/2005	58,275,458
37,000,000	[1]	Perry Global Funding LLC (Series A), 3.230%, 8/15/2005	36,953,524
100,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.280%, 9/6/2005	99,672,000
		TOTAL	970,117,859
		Insurance--0.4%
90,000,000	[1]	Aspen Funding Corp., 3.430% - 3.500%, 9/28/2005 - 10/13/2005	89,424,094
		TOTAL COMMERCIAL PAPER	4,605,661,457
		CORPORATE BONDS--0.0%
		Banking--0.0%
2,000,000		Bank of America Corp., 6.750%, 9/15/2005	2,007,866
		CORPORATE NOTES--1.4%
		Brokerage--0.4%
80,000,000		Goldman Sachs Group LP, 2.970%, 8/1/2005	80,000,000
		Finance - Securities--1.0%
125,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.970% - 3.980%, 7/20/2006 - 7/25/2006	124,993,931
103,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.612% - 4.150%, 6/9/2006 - 8/8/2006	102,897,909
		TOTAL	227,891,840
		TOTAL CORPORATE NOTES	307,891,840
		GOVERNMENT AGENCIES--1.1%
		Government Agency--1.1%
207,500,000		Federal Home Loan Mortgage Corp., 3.184% - 3.335%, 8/7/2005 - 9/9/2005	207,499,062
33,000,000		Federal National Mortgage Association, 3.505%, 10/21/2005	32,995,281
		TOTAL GOVERNMENT AGENCIES	240,494,343
Principal Amount			Value
		LOAN PARTICIPATION--0.3%
		Electrical Equipment--0.3%
$55,500,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 3.436%, 5/19/2006	$55,500,000
		NOTES - VARIABLE--31.9% [3]
		Banking--13.4%
9,600,000		215 Jane Investors LLC, (Bank of America N.A. LOC), 3.380%, 8/3/2005	9,600,000
5,150,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.520%, 8/4/2005	5,150,000
2,365,000		550 West 14th Place, (Series 1999-A), (Harris, N.A. LOC), 3.540%, 8/4/2005	2,365,000
2,170,000		Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,170,000
5,495,000		AlaTrade Foods LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,495,000
1,770,000		Alabama State IDA, (Series 1994), Miltope Project, (Regions Bank, Alabama LOC), 3.680%, 8/4/2005	1,770,000
4,085,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 3.540%, 8/4/2005	4,085,000
1,315,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham, AL LOC), 3.590%, 8/4/2005	1,315,000
3,660,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 3.680%, 8/4/2005	3,660,000
34,840,000		American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	34,840,000
12,365,000		American Self Storage Corp., (Series 2002), (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	12,365,000
7,600,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 3.530%, 8/4/2005	7,600,000
12,000,000		Association of American Medical Colleges, (GTD by J.P. Morgan Chase Bank, N.A., Insured by Ambac Financial Group, Inc.), 3.490%, 8/3/2005	12,000,000
4,415,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 3.520%, 8/4/2005	4,415,000
8,080,000		B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	8,080,000
5,785,000		Baldwin County Sewer Service LLC, (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,785,000
73,000,000	[1]	Bank of New York Co., Inc., 3.520%, 8/29/2005	73,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$200,000,000		Barclays Bank PLC, 3.283%, 8/5/2005	$199,967,663
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC), 3.590%, 8/4/2005	4,000,000
8,930,000		Bear Creek School, (Key Bank, N.A. LOC), 3.520%, 8/4/2005	8,930,000
18,005,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 3.540%, 8/4/2005	18,005,000
8,020,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 3.581%, 8/3/2005	8,020,000
4,220,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 3.581%, 8/3/2005	4,220,000
5,060,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.440%, 8/5/2005	5,060,000
9,205,000		Boyd-Pake-Underwood LLC, (Regions Bank, Alabama LOC), 3.520%, 8/4/2005	9,205,000
1,205,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,205,000
6,155,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.530%, 8/4/2005	6,155,000
50,000,000		Calyon, Paris, 3.385%, 8/23/2005	49,998,767
63,499,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	63,499,000
574,000		Capital One Funding Corp., (Series 1994-A), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	574,000
1,120,000		Capital One Funding Corp., (Series 1994-D), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	1,120,000
3,975,000		Capital One Funding Corp., (Series 1995-B), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	3,975,000
8,084,000		Capital One Funding Corp., (Series 1995-F), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	8,084,000
3,496,000		Capital One Funding Corp., (Series 1996-H), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	3,496,000
3,431,000		Capital One Funding Corp., (Series 1998-C), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	3,431,000
18,320,000		Capital One Funding Corp., (Series 1999-A), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	18,320,000
7,588,000		Capital One Funding Corp., (Series 1999-B), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	7,588,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$7,638,000		Capital One Funding Corp., (Series 2001-B), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	$7,638,000
1,555,000		Chandler, AZ IDA, South Bay Circuits IMR, (Series 1999B), (Comerica Bank LOC), 3.570%, 8/3/2005	1,555,000
11,100,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 3.540%, 8/5/2005	11,100,000
6,595,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	6,595,000
4,290,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 4.000%, 8/4/2005	4,290,000
4,170,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 3.540%, 8/4/2005	4,170,000
840,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	840,000
1,740,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 3.380%, 8/3/2005	1,740,000
11,180,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 3.590%, 8/4/2005	11,180,000
8,850,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 3.610%, 8/5/2005	8,850,000
35,000,000		Cook County, IL, (Series 2002 A), 3.530%, 8/3/2005	35,000,000
6,430,000		Crane Plastics Siding LLC, (Series 2000), (J.P. Morgan Chase Bank, N.A. LOC), 3.520%, 8/4/2005	6,430,000
11,660,000		Cunat Capital Corp., (U.S. Bank, N.A. LOC), 3.490%, 8/4/2005	11,660,000
13,500,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 3.730%, 8/4/2005	13,500,000
2,860,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 3.500%, 8/3/2005	2,860,000
2,100,000		EPCO Carbondioxide Products, Inc., (Series 2000), (Amsouth Bank N.A., Birmingham, AL LOC), 3.680%, 8/4/2005	2,100,000
6,040,000		Eagle Tool and Machine, (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	6,040,000
6,315,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	6,315,000
3,200,000		Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.590%, 8/4/2005	3,200,000
1,400,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 3.470%, 8/4/2005	1,400,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$14,020,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.520%, 8/4/2005	$14,020,000
3,140,000		Gesmundo & Associates, Inc., (Series A), (National City Bank, Michigan/Illinois LOC), 3.420%, 8/4/2005	3,140,000
37,700,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 3.430%, 8/3/2005	37,700,000
14,150,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 3.380%, 8/3/2005	14,150,000
234,000,000		Greenwich Capital Holdings, Inc., 3.300% - 3.420%, 8/8/2005 - 8/23/2005	234,000,000
5,830,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,830,000
8,910,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 3.430%, 8/4/2005	8,910,000
215,000,000	[1]	HBOS Treasury Services PLC, 3.330%, 8/22/2005	215,000,000
368,000,000		HBOS Treasury Services PLC, 3.360% - 3.510%, 8/1/2005 - 9/26/2005	368,005,450
5,835,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,835,000
17,560,000		Healthcare Funding LLC, (Series 1998 A), (National City Bank, Michigan/Illinois LOC), 3.420%, 8/4/2005	17,560,000
8,540,000		Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 3.420%, 8/4/2005	8,540,000
10,550,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	10,550,000
3,430,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,430,000
39,000,000		Huntington National Bank, Columbus, OH, 3.290%, 8/12/2005	39,000,081
3,875,000		J.P. Plymouth Properties LLC, (Series 1999), (Standard Federal Bank, N.A. LOC), 3.581%, 8/3/2005	3,875,000
15,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured by MBIA Insurance Corp.), 3.540%, 8/4/2005	15,000,000
3,305,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.550%, 8/3/2005	3,305,000
1,900,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 3.550%, 8/3/2005	1,900,000
4,895,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/5/2005	4,895,000
5,165,000	[1]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 3.440%, 8/3/2005	5,165,000
4,970,000		M & C Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	4,970,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$1,810,000		MPAR, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	$1,810,000
480,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (J.P. Morgan Chase Bank, N.A. LOC), 3.560%, 8/4/2005	480,000
12,295,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 3.540%, 8/2/2005	12,295,000
18,435,000		Massachusetts State Development Finance Agency, (J.P. Morgan Chase Bank, N.A. LOC), 3.380%, 8/3/2005	18,435,000
1,295,000		McClellan Management, Inc., Genoa Health Care Center Project, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 3.740%, 8/4/2005	1,295,000
4,810,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.400%, 8/5/2005	4,810,000
54,200,000		Mercantile Safe Deposit & Trust Co., Baltimore, 3.358% - 3.433%, 8/15/2005 - 8/22/2005	54,200,000
1,956,000		Midwest Funding Corp., (Series 1992-B), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	1,956,000
12,350,000		Milo C. Ritton and Superior Petroleum Co., (Series 2002), (National City Bank, Pennsylvania LOC), 3.470%, 8/4/2005	12,350,000
8,975,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 3.650%, 8/4/2005	8,975,000
4,800,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Amsouth Bank N.A., Birmingham, AL LOC), 3.830%, 8/4/2005	4,800,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 3.510%, 8/4/2005	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (J.P. Morgan Chase Bank, N.A. LOC), 3.480%, 8/3/2005	10,790,000
6,375,000		North American Gulf Terminals, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 3.700%, 8/4/2005	6,375,000
12,150,000		North Oaks Partnership, (Series 1998), (Lasalle Bank, N.A. LOC), 3.450%, 8/4/2005	12,150,000
82,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	82,800,000
7,735,000		ORIS Automotive Parts AL Ltd., (Amsouth Bank N.A., Birmingham, AL LOC), 3.650%, 8/4/2005	7,735,000
10,755,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 3.520%, 8/4/2005	10,755,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$5,300,000		Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	$5,300,000
11,000,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 3.440%, 8/4/2005	11,000,000
5,000,000		Perfect Properties LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,000,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank Minnesota N.A. LOC), 3.550%, 8/3/2005	6,650,000
15,000,000		Pitney Roads Partners LLC, (Series 2003 - A), (Bank of America N.A. LOC), 3.480%, 8/4/2005	15,000,000
6,030,000		Portsmouth, VA IDA, (Bank of America N.A. LOC), 3.480%, 8/3/2005	6,030,000
1,970,000		Quality Synthetic Rubber Co., (Series 2000), (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	1,970,000
6,750,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	6,750,000
9,485,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 3.380%, 8/3/2005	9,485,000
8,850,000		Rooker, J.W., (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	8,850,000
24,975,000		SGM Funding Corp., (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	24,975,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 3.490%, 8/4/2005	19,000,000
3,855,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 3.430%, 8/3/2005	3,855,000
2,791,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	2,791,000
16,855,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	16,855,000
11,710,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 3.520%, 8/4/2005	11,710,000
51,020,000		Spitzer Group, (J.P. Morgan Chase Bank, N.A. LOC), 3.330%, 8/4/2005	51,020,000
3,780,000		Springfield Ltd. Partnership, (UBS AG LOC), 3.360%, 8/4/2005	3,780,000
1,290,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 3.680%, 8/4/2005	1,290,000
2,150,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 3.580%, 8/4/2005	2,150,000
14,430,000		Suffolk County, NY IDA, (Bank of America N.A. LOC), 3.490%, 8/3/2005	14,430,000
70,000,000		SunTrust Bank, 3.529%, 10/3/2005	70,004,490
102,000,000		Taxable Floating Rate Notes, (Series 2002-H1), Becker, MN PCR, (Bank of New York Swap Agreement), 3.611%, 8/3/2005	102,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$2,200,000		Taxable Floating Rate Notes, (Series 2002-H2), Becker, MN PCR, (Bank of New York Swap Agreement), 3.611%, 8/3/2005	$2,200,000
515,000		Trap Rock Industries, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.450%, 8/3/2005	515,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	9,300,000
1,300,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	1,300,000
10,243,000		Virginia Health Services, Inc., (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	10,243,000
1,410,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 3.400%, 8/4/2005	1,410,000
4,652,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 3.400%, 8/4/2005	4,652,000
1,330,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	1,330,000
735,000		Vulcan, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.570%, 8/4/2005	735,000
263,250,000		Wells Fargo & Co., 3.390% - 3.450%, 8/2/2005 - 8/15/2005	263,250,172
6,000,000		Westchester County, NY IDA, Aviation Services Group, LLC, (Series 2004B), (SunTrust Bank LOC), 3.540%, 8/4/2005	6,000,000
11,075,000		Western Reserve Masonic Community, Inc., (GTD by J.P. Morgan Chase Bank, N.A.), 3.590%, 8/4/2005	11,075,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 3.400%, 10/11/2005	25,000,000
10,745,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.590%, 8/4/2005	10,745,000
5,245,000		William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,245,000
34,900,000		World Wildlife Fund, Inc., (Series 2000 B), (Insured by AMBAC), 3.490%, 8/4/2005	34,900,000
		TOTAL	2,856,598,623
		Brokerage--5.3%
50,000,000	[1]	Goldman Sachs Group, Inc., 3.378%, 8/15/2005	50,004,944
25,000,000		Goldman Sachs Group, Inc., Promissory Notes, 3.370%, 8/8/2005	25,000,000
84,000,000		Merrill Lynch & Co., Inc., 3.370% - 3.450%, 8/4/2005 - 8/30/2005	84,005,419
240,000,000	[1]	Merrill Lynch & Co., Inc., 3.550%, 8/11/2005	240,000,879
620,700,000		Morgan Stanley, 3.350% - 3.520%, 8/1/2005 - 8/29/2005	620,706,152
110,000,000		Morgan Stanley, Dean Witter (Series C), 3.508%, 8/15/2005	110,000,884
		TOTAL	1,129,718,278
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Electrical Equipment--0.3%
$2,855,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 3.350%, 8/4/2005	$2,855,000
58,656,672		Northwest Airlines, Inc., (GTD by General Electric Co.), 3.480%, 8/1/2005	58,656,672
		TOTAL	61,511,672
		Finance - Commercial--3.8%
378,000,000	[1]	Compass Securitization LLC, 3.295% - 3.364%, 8/8/2005 - 8/18/2005	377,990,434
436,100,000	[1]	General Electric Capital Corp., 3.450% - 3.509%, 8/9/2005 - 8/17/2005	436,100,000
		TOTAL	814,090,434
		Finance - Retail--0.9%
200,000,000	[1]	Paradigm Funding LLC, 3.320% - 3.420%, 8/12/2005 - 8/23/2005	200,000,000
		Finance - Securities--3.4%
192,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.210% - 3.355%, 8/1/2005 - 9/15/2005	191,998,665
544,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.240% - 3.378%, 8/1/2005 - 8/25/2005	543,986,458
		TOTAL	735,985,123
		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (FNMA LOC), 3.380%, 8/4/2005	7,945,000
46,955,000		Direct One Funding Corp., Sexton Properties LP, (Series 2000), (FNMA LOC), 3.380%, 8/4/2005	46,955,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 3.400%, 8/4/2005	5,350,000
		TOTAL	60,250,000
		Insurance--4.5%
21,900,000		Albuquerque, NM, (Series 2000 A), (Insured by MBIA Insurance Corp.), 3.410%, 8/3/2005	21,900,000
85,000,000		Allstate Life Insurance Co., 3.445% - 3.480%, 8/1/2005	85,000,000
54,000,000		GE Capital Assurance Co., 3.420%, 9/1/2005	54,000,000
50,000,000		Hartford Life Insurance Co., 3.380% - 3.500%, 8/1/2005 - 9/1/2005	50,000,000
67,000,000		Jackson National Life Insurance Co., 3.440%, 8/1/2005	67,000,000
75,000,000	[1]	MBIA Global Funding LLC, 3.460%, 8/29/2005	75,000,000
105,000,000		Metropolitan Life Insurance Co., 3.350% - 3.644%, 8/1/2005 - 10/3/2005	105,000,000
152,000,000		Monumental Life Insurance Co., 3.450% - 3.610%, 8/1/2005 - 8/31/2005	152,000,000
123,000,000		New York Life Insurance Co., 3.400% - 3.430%, 8/1/2005	123,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 3.644%, 10/3/2005	125,000,000
96,000,000		Travelers Insurance Co., 3.370% - 3.578%, 8/19/2005 - 9/28/2005	96,000,000
		TOTAL	953,900,000
		TOTAL NOTES - VARIABLE	6,812,054,130
Principal Amount or Shares			Value
		TIME DEPOSITS--6.7%
		Banking--6.7%
$500,000,000		BNP Paribas SA, 3.313%, 8/1/2005	$500,000,000
190,000,000		Chase Bank USA, N.A., 3.313%, 8/1/2005	190,000,000
140,000,000		Deutsche Bank AG, 3.313%, 8/1/2005	140,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 3.213%, 8/1/2005	250,000,000
350,000,000		Societe Generale, Paris, 3.293% - 3.313%, 8/1/2005	350,000,000
		TOTAL TIME DEPOSITS	1,430,000,000
		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	65,000,000
50,000,000		Nations Money Market Reserves	50,000,000
20,059,291		Scudder Money Market Institutional Shares	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
		REPURCHASE AGREEMENTS--15.2%
200,000,000		Interest in $200,000,000 repurchase agreement with Barclays Capital, Inc., 3.28%, dated 7/29/2005 to be repurchased at $200,054,667 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2014, collateral market value $204,055,760	200,000,000
850,000,000		Interest in $3,500,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.32%, dated 7/29/2005 to be repurchased at $850,235,167 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032, collateral market value $3,570,988,296	850,000,000
486,849,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns and Co., Inc., 3.31%, dated 7/29/2005 to be repurchased at $486,983,289 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2042, collateral market value $1,549,418,991	486,849,000
504,000,000		Interest in $1,600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.3625%, dated 7/29/2005 to be repurchased at $504,141,225 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $1,644,135,004	504,000,000
252,000,000		Interest in $850,000,000 joint repurchase agreement with Countrywide Securities Corp., 3.32%, dated 7/29/2005 to be repurchased at $252,069,720 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2035, collateral market value $867,000,000	252,000,000
70,000,000		Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities Inc., 3.13%, dated 7/29/2005 to be repurchased at $70,018,258 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/5/2019, collateral market value $127,501,803	70,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$425,000,000		Interest in $1,800,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.28%, dated 7/29/2005 to be repurchased at $425,116,167 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2023, collateral market value $1,836,920,201	$425,000,000
125,000,000		Interest in $250,000,000 joint repurchase agreement with State Street Bank and Trust Co., 3.21%, dated 7/29/2005 to be repurchased at $125,033,438 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2016, collateral market value $258,096,302	125,000,000
75,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 3.23%, dated 7/29/2005 to be repurchased at $75,020,188 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/23/2012, collateral market value $102,003,913	75,000,000
250,000,000		Interest in $1,950,000,000 joint repurchase agreement with UBS Securities LLC, 3.28%, dated 7/29/2005 to be repurchased at $250,068,333 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,989,004,746	250,000,000
		TOTAL REPURCHASE AGREEMENTS	3,237,849,000
		TOTAL INVESTMENTS--100.8% (AT AMORTIZED COST) [4]	21,527,473,454
		OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(172,605,983)
		TOTAL NET ASSETS--100%	$21,354,867,471

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $5,917,963,907 which represents 27.7% of total net assets.

2 Discount rate at the time of purchase.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Investments [2]
Commercial Paper & Notes	48.3%
Variable Rate Instruments	37.8%
Bank Instruments	12.9%
Repurchase Agreements	1.0%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	49.3%	Prime-1	92.2%
A-1	42.7%
A-2	7.1%	Prime-2	6.1%
Not rated by S&P	0.9%	Not rated by Moody's	1.7%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 0.4% do not have short-term ratings by either of these NRSROs.

At July 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	45.6	% [5]
8-30 Days	24.9%
31-90 Days	21.4%
91-180 Days	1.9%
181 Days or more	6.2%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 24.9% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.7%
		Finance - Automotive--2.1%
$21,164,664		Capital One Auto Finance Trust 2005-A, Class A1, 3.122%, 4/15/2006	$21,164,664
10,524,042		Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005	10,524,042
70,248,293		HSBC Automotive Trust 2005-1, Class A1, 3.458%, 7/17/2006	70,248,293
40,000,000		HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006	40,000,000
15,261,622		Nissan Auto Receivables Owner Trust 2005-B, Class A1, 3.358%, 6/15/2006	15,261,622
5,006,373		Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006	5,006,373
11,579,792		WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006	11,579,792
		TOTAL	173,784,786
		Finance - Equipment--0.9%
1,021,346	[1,2]	CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005	1,021,346
8,354,731		CIT Equipment Collateral 2005-VT1, Class A1, 3.073%, 3/20/2006	8,354,731
23,800,018		CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006	23,800,018
4,206,243		GE Commercial Equipment Financing LLC, Series 2005-1, Class A1, 3.424%, 6/20/2006	4,206,243
35,000,000		Navistar Financial Corp. Owner Trust 2005-A, Class A1, 3.616%, 7/17/2006	35,000,000
		TOTAL	72,382,338
		Finance - Retail--0.5%
40,000,000		Permanent Financing (No. 6) PLC, Class A-1, 3.320%, 9/10/2005	40,000,000
		Insurance--0.2%
20,000,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A1, (Insured by FGIC), 3.615%, 7/17/2006	20,000,000
		TOTAL ASSET-BACKED SECURITIES	306,167,124
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--12.3%
		Banking--12.3%
$35,000,000		BNP Paribas SA, 3.280% - 3.410%, 9/12/2005 - 11/7/2005	$35,000,000
75,000,000		Calyon, Paris, 3.950%, 7/14/2006	75,000,000
28,000,000		Citibank N.A., New York, 3.270% - 3.400%, 9/6/2005 - 9/22/2005	28,000,000
25,000,000		Citizens Bank of Pennsylvania, 3.520%, 10/13/2005	25,000,000
128,000,000		Compass Bank, Birmingham, 3.320% - 3.430%, 9/9/2005	128,000,000
50,000,000		DePfa Bank PLC, 3.160%, 8/5/2005	50,000,000
46,000,000		Societe Generale, Paris, 3.550%, 1/25/2006	46,000,000
92,000,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	92,004,270
83,000,000		Toronto Dominion Bank, 3.580% - 3.585%, 2/15/2006 - 2/17/2006	83,000,487
75,000,000		UBS AG, 3.270%, 9/7/2005	75,000,000
300,000,000		Washington Mutual Bank, F.A., 3.210% - 3.300%, 8/5/2005 - 8/16/2005	300,000,000
75,000,000		Wilmington Trust Co., 3.190% - 3.350%, 8/9/2005 - 9/8/2005	75,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,012,004,757
		COLLATERALIZED LOAN AGREEMENTS--23.7%
		Banking--11.2%
332,000,000		Credit Suisse First Boston LLC, 3.433%, 8/1/2005	332,000,000
60,000,000		Deutsche Bank Securities, Inc., 3.443%, 8/1/2005	60,000,000
227,000,000		Greenwich Capital Markets, Inc., 3.438%, 8/1/2005	227,000,000
300,000,000		IXIS Financial Products Inc., 3.330% - 3.413%, 8/1/2005	300,000,000
		TOTAL	919,000,000
		Brokerage--12.5%
225,000,000		Bear Stearns Cos., Inc., 3.463%, 8/1/2005	225,000,000
255,000,000		Citigroup Global Markets, Inc., 3.413%, 8/1/2005	255,000,000
150,000,000		Lehman Brothers Holdings, Inc., 3.463%, 8/1/2005	150,000,000
48,300,000		Lehman Brothers, Inc., 3.670%, 10/12/2005	48,300,000
200,000,000		Merrill Lynch & Co., Inc., 3.463%, 8/1/2005	200,000,000
150,000,000		Merrill Lynch, Pierce, Fenner and Smith, 3.350%, 8/1/2005	150,000,000
		TOTAL	1,028,300,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,947,300,000
Principal Amount			Value
		COMMERCIAL PAPER--18.0% [3]
		Aerospace/Auto--1.0%
$15,250,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 3.470%, 8/24/2005 - 8/25/2005	$15,215,300
63,700,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 3.270% - 3.530%, 8/1/2005 - 9/19/2005	63,464,819
		TOTAL	78,680,119
		Banking--4.4%
28,000,000	[1,2]	Blue Spice LLC, (Deutsche Bank AG SWP), 3.370%, 9/23/2005	27,861,081
50,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 2.080%, 9/7/2005	49,841,722
25,000,000		DePfa Bank PLC, 3.245%, 9/7/2005	24,916,621
20,000,000		Dexia Delaware LLC, 3.370%, 9/23/2005	19,900,772
75,000,000		Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 3.220%, 8/10/2005	74,939,625
45,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.130%, 8/5/2005	44,984,350
100,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 3.310% - 3.530%, 8/2/2005 - 12/20/2005	99,304,111
20,000,000	[1,2]	WestLB AG (GTD), 3.050%, 8/10/2005	19,984,750
		TOTAL	361,733,032
		Brokerage--0.9%
77,000,000		Morgan Stanley, 3.140% - 3.160%, 8/9/2005 - 8/10/2005	76,940,738
		Conglomerate--0.7%
55,600,000		Textron Financial Corp., (Textron Inc. Support Agreement), 3.190% - 3.470%, 8/1/2005 - 8/25/2005	55,531,808
		Consumer Products--0.3%
21,000,000		Clorox Co., 3.360% - 3.480%, 8/1/2005 - 8/23/2005	20,968,100
		Entertainment--0.3%
25,000,000		Walt Disney Co., 3.270% - 3.275%, 8/3/2005 - 8/4/2005	24,994,090
		Finance - Automotive--4.0%
90,700,000		DaimlerChrysler North America Holding Corp., 3.450% - 3.640%, 8/3/2005 - 9/20/2005	90,499,899
160,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 3.270% - 3.360%, 9/15/2005 - 11/2/2005	159,297,575
80,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 3.380%, 9/19/2005	79,631,955
		TOTAL	329,429,429
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Commercial--0.2%
$21,000,000		CIT Group, Inc., 3.540%, 11/7/2005	$20,797,630
		Finance - Retail--0.7%
60,660,000	[1,2]	Sheffield Receivables Corp., 3.130% - 3.295%, 8/4/2005 - 8/10/2005	60,630,105
		Finance - Securities--4.2%
50,000,000	[1,2]	Beta Finance, Inc., (GTD by Beta Finance Corp.), 3.280%, 9/12/2005	49,808,667
52,000,000	[1,2]	Galaxy Funding Inc., 3.420%, 9/27/2005	51,718,420
42,000,000	[1,2]	Georgetown Funding Co. LLC, 3.330% - 3.350%, 8/17/2005	41,937,618
131,000,000	[1,2]	Grampian Funding LLC, 2.970% - 3.275%, 8/16/2005 - 9/9/2005	130,724,618
14,000,000	[1,2]	Perry Global Funding LLC, (Series A), 3.230% - 3.350%, 8/15/2005 - 8/24/2005	13,980,646
56,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.980% - 3.300%, 8/18/2005 - 9/12/2005	55,811,271
		TOTAL	343,981,240
		Food & Beverage--0.0%
3,509,000	[1,2]	General Mills, Inc., 3.360%, 8/10/2005	3,506,052
		Homebuilding--0.2%
19,200,000		Centex Corp., 3.420%, 8/11/2005	19,181,760
		Insurance--0.8%
65,000,000	[1,2]	Aspen Funding Corp., 3.250% - 3.465%, 9/6/2005 - 10/7/2005	64,740,769
		Machinery, Equipment, Auto--0.3%
23,000,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 3.320% - 3.350%, 8/5/2005 - 8/12/2005	22,986,278
		TOTAL COMMERCIAL PAPER	1,484,101,150
		CORPORATE BONDS--0.1%
		Finance - Commercial--0.1%
3,900,000		CIT Group, Inc., 3.440%, 11/4/2005	3,902,312
		LOAN PARTICIPATION--3.0%
		Chemicals--0.4%
35,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 3.350%, 8/1/2005	35,000,000
		Electrical Equipment--0.4%
28,000,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 3.436%, 5/19/2006	28,000,000
		Finance - Retail--2.2%
182,000,000		Countrywide Home Loans, Inc., 3.350% - 3.460%, 8/9/2005 - 8/22/2005	182,000,000
		TOTAL LOAN PARTICIPATION	245,000,000
Principal Amount			Value
		NOTES - VARIABLE--37.6% [4]
		Banking--21.4%
$1,545,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 3.750%, 8/4/2005	$1,545,000
2,335,000		AC, Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,335,000
85,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 3.540%, 8/4/2005	85,000
1,905,000		Alexander Development I L0LC, (Series 2003), (Union Planters Bank, N.A., Memphis, TN LOC), 3.790%, 8/4/2005	1,905,000
1,800,000		Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,800,000
4,690,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.680%, 8/3/2005	4,690,000
100,000,000		Barclays Bank PLC, 3.283%, 8/5/2005	99,983,832
3,645,000		BBF LLC, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 3.490%, 8/4/2005	3,645,000
7,115,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	7,115,000
885,000		Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	885,000
5,775,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 3.490%, 8/4/2005	5,775,000
1,760,000		Bluff City Buick, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,760,000
1,990,000		Bon Secour Ltd., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,990,000
1,402,790		Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	1,402,790
1,725,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	1,725,000
8,570,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 3.780%, 8/4/2005	8,570,000
1,375,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 3.830%, 8/4/2005	1,375,000
764,000		Capital One Funding Corp., (Series 1996-C), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	764,000
2,699,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,699,000
3,452,000		CC Properties LLC, (Series 2002 B), Thomas & Carolyn Coleman, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,452,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$6,200,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.630%, 8/4/2005	$6,200,000
4,900,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.631%, 8/3/2005	4,900,000
3,720,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	3,720,000
19,960,000		Charlie N. McGlamry, (Series 2003), (Columbus Bank and Trust Co., GA LOC), 3.750%, 8/4/2005	19,960,000
4,200,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 3.580%, 8/4/2005	4,200,000
4,620,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 3.730%, 8/4/2005	4,620,000
922,337		Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	922,337
4,795,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 3.550%, 8/4/2005	4,795,000
3,400,000		Commerce Towers LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,400,000
6,500,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	6,500,000
1,225,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	1,225,000
6,700,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	6,700,000
4,500,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.830%, 8/4/2005	4,500,000
8,550,000		Cullman Shopping Center, Inc., (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 3.750%, 8/4/2005	8,550,000
165,000,000	[1,2]	DePfa Bank PLC, 3.420%, 9/15/2005	165,000,000
5,010,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	5,010,000
6,460,000		Dewberry IV LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.490%, 8/2/2005	6,460,000
2,260,000		Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 3.830%, 8/4/2005	2,260,000
7,500,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 3.530%, 8/4/2005	7,500,000
3,065,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	3,065,000
3,920,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	3,920,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,230,000		First Baptist Church of Mt. Olive, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	$3,230,000
3,301,000		First Baptist Church of West Monroe, LA, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,301,000
8,365,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	8,365,000
2,999,000		Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	2,999,000
6,175,000		G&R Investments of Bay County LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC), 3.750%, 8/4/2005	6,175,000
3,315,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	3,315,000
1,870,000		Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,870,000
5,725,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 3.530%, 8/4/2005	5,725,000
1,185,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 3.670%, 8/4/2005	1,185,000
640,000		Gerken Materials, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 3.730%, 8/4/2005	640,000
6,760,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 3.590%, 8/4/2005	6,760,000
10,000,000		Greenwich Capital Holdings, Inc., 3.420%, 8/23/2005	10,000,000
1,020,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 3.690%, 8/4/2005	1,020,000
3,235,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 3.690%, 8/4/2005	3,235,000
895,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.670%, 8/4/2005	895,000
12,400,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 3.780%, 8/4/2005	12,400,000
4,430,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	4,430,000
89,000,000	[1,2]	HBOS Treasury Services PLC, 3.330%, 8/22/2005	89,000,000
150,000,000		HBOS Treasury Services PLC, 3.510% - 3.530%, 8/1/2005 - 9/26/2005	150,000,000
18,165,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 3.490%, 8/4/2005	18,165,000
2,365,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,365,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$7,945,000		HP Huntsville LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	$7,945,000
10,000,000		Huntington National Bank, Columbus, OH, 3.490%, 9/1/2005	10,004,012
3,500,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 3.650%, 8/4/2005	3,500,000
740,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	740,000
3,595,000		Indian Hills Country Club, (Series 2000), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,595,000
5,875,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 3.750%, 8/4/2005	5,875,000
13,900,000		JFK Family Borrowing LLP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	13,900,000
7,106,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.490%, 8/5/2005	7,106,290
1,580,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	1,580,000
3,250,000		Kenwood Country Club, Inc., 5.10 (Series 1999), (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	3,250,000
3,910,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	3,910,000
5,250,000		Kress Building LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 3.750%, 8/4/2005	5,250,000
4,000,000		Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 3.580%, 8/4/2005	4,000,000
4,105,000		Marion County, FL IDA, (Amsouth Bank N.A., Birmingham, AL LOC), 2.440%, 8/4/2005	4,105,000
9,600,000		Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	9,600,000
2,580,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	2,580,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	16,000,000
20,775,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	20,775,000
3,290,000		McClatchy-Avondale Corp., (Series1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	3,290,000
11,975,000		McCullough Oil Bond Issue LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	11,975,000
10,530,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 3.530%, 8/4/2005	10,530,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$4,165,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	$4,165,000
184,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 3.548%, 9/28/2005	184,000,000
135,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 3.548%, 9/28/2005	135,000,000
9,765,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	9,765,000
3,700,000		Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,700,000
2,655,000		Oaklawn Hospital, MI, (Series 2000 A), (Standard Federal Bank, N.A. LOC), 3.560%, 8/3/2005	2,655,000
3,549,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.670%, 8/4/2005	3,549,000
915,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.670%, 8/4/2005	915,000
4,565,000		Old South Country Club, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	4,565,000
17,765,000		Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 3.730%, 8/4/2005	17,765,000
2,588,500		Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,588,500
5,100,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 3.743%, 8/4/2005	5,100,000
5,500,000		Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 3.750%, 8/4/2005	5,500,000
8,000,000		Prospects Aggregates, Inc., (Series 2004), (Fulton Bank LOC), 3.580%, 8/4/2005	8,000,000
3,300,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 3.750%, 8/4/2005	3,300,000
1,320,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	1,320,000
2,195,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	2,195,000
55,000,000		Royal Bank of Canada, Montreal, 3.360%, 8/10/2005	55,000,000
19,370,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 3.780%, 8/4/2005	19,370,000
16,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 3.780%, 8/4/2005	16,000,000
7,890,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	7,890,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$4,795,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 3.780%, 8/4/2005	$4,795,000
3,965,000		Southwest Atlanta E.O.C., Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 3.700%, 8/4/2005	3,965,000
10,565,000		Spectra Gases, Inc., (Commerce Bank NA, Cherry Hill, NJ LOC), 3.631%, 8/3/2005	10,565,000
6,965,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 3.640%, 8/4/2005	6,965,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 3.530%, 8/4/2005	3,200,000
5,660,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	5,660,000
500,000		Taxable Floating Rate Notes, (Series 2002-H1), Becker, MN PCR, (Bank of New York SWP), 3.610%, 8/3/2005	500,000
1,575,000		Taxable Floating Rate Notes, (Series 2002-H2), Becker, MN PCR, (Bank of New York SWP), 3.610%, 8/3/2005	1,575,000
10,560,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	10,560,000
9,850,000		Test Associates, (Series 2002), (Fulton Bank LOC), 3.580%, 8/4/2005	9,850,000
1,230,000		TLC Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,230,000
3,155,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.670%, 8/4/2005	3,155,000
4,975,000		Town Development, Inc., (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	4,975,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopemt Project, (Series 2000), (Lasalle Bank, N.A. LOC), 3.690%, 8/3/2005	12,360,000
63,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 3.400%, 8/4/2005	63,000
2,285,000		Vulcan, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,285,000
11,220,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 3.580%, 8/4/2005	11,220,000
112,000,000		Wells Fargo & Co., 3.390% - 3.450%, 8/2/2005 - 8/4/2005	112,000,000
6,725,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	6,725,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 3.400%, 9/12/2005	100,000,000
4,770,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 3.560%, 8/4/2005	4,770,000
14,225,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	14,225,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$7,155,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.538%, 8/3/2005	$7,155,000
8,375,000		York County, PA IDA, (Series 2003-B), 3.510%, 8/4/2005	8,375,000
15,800,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 3.650%, 8/4/2005	15,800,000
		TOTAL	1,765,809,761
		Brokerage--5.0%
28,000,000	[1,2]	Goldman Sachs Group, Inc., 3.378%, 8/15/2005	28,002,769
16,000,000		Merrill Lynch & Co., Inc., 3.370%, 8/4/2005	16,000,000
85,500,000	[1,2]	Merrill Lynch & Co., Inc., 3.550%, 8/11/2005	85,500,000
279,000,000		Morgan Stanley, 3.395% - 3.520%, 8/1/2005 - 8/29/2005	279,000,000
		TOTAL	408,502,769
		Finance - Commercial--1.5%
30,000,000	[1,2]	Compass Securitization LLC, 3.295%, 8/8/2005	29,999,457
97,500,000	[1,2]	General Electric Capital Corp., 3.450% - 3.509%, 8/9/2005 - 8/17/2005	97,500,000
		TOTAL	127,499,457
		Finance - Retail--0.9%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 3.944%, 8/15/2005	43,000,000
28,000,000	[1,2]	Paradigm Funding LLC, 3.320%, 8/12/2005	28,000,000
		TOTAL	71,000,000
		Finance - Securities--5.6%
155,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 3.210% - 3.415%, 8/1/2005 - 8/23/2005	155,006,013
303,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.248% - 3.410%, 8/1/2005 - 8/25/2005	303,005,823
		TOTAL	458,011,836
		Insurance--3.2%
12,000,000		Allstate Life Insurance Co., 3.480%, 8/1/2005	12,000,000
45,000,000		GE Capital Assurance Co., 3.340%, 8/9/2005	45,000,000
15,000,000		Hartford Life Insurance Co., 3.380%, 8/1/2005	15,000,000
20,000,000		Jackson National Life Insurance Co., 3.440%, 8/1/2005	20,000,000
25,000,000		Metropolitan Life Insurance Co., 3.644%, 10/3/2005	25,000,000
50,000,000		New York Life Insurance Co., 3.400% - 3.430%, 8/1/2005 - 9/1/2005	50,000,000
35,000,000	[1,2]	Pacific Life Global Funding, 3.360%, 8/4/2005	35,001,068
65,000,000		Travelers Insurance Co., 3.440% - 3.590%, 9/6/2005 - 9/28/2005	65,000,000
		TOTAL	267,001,068
		TOTAL NOTES - VARIABLE	3,097,824,891
Principal Amount			Value
		TIME DEPOSIT--0.5%
		Banking--0.5%
$45,000,000		WestLB AG, 3.313%, 8/1/2005	$45,000,000
		REPURCHASE AGREEMENT--1.0%
81,503,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 3.310%, dated 7/29/2005, to be repurchased at $81,525,481 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2042, collateral market value $1,549,418,991	81,503,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	8,222,803,234
		OTHER ASSETS AND LIABILITIES - NET--0.1%	8,906,074
		TOTAL NET ASSETS--100%	$8,231,709,308

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $2,079,709,053 which represents 25.3% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At July 31, 2005, these securities amounted to $1,760,709,053 which represents 21.4% of total net assets.

3 Each issue shows the rate of discount at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

FGIC	--Financial Guaranty Insurance Company
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Tax-Free Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Instruments	85.9%
Municipal Notes	14.1%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	71.4%	Prime-1	93.7%
A-1	21.3%
A-2	0.3%	Prime-2	0.0%
Not rated by S&P	7.0%	Not rated by Moody's	6.3%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 3.4% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

At July 31, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	86.1%
8-30 Days	0.6%
31-90 Days	1.3%
91-180 Days	5.2%
181 Days or more	6.8%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Tax-Free Obligations Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.9% [1]
		Alabama--2.8%
$9,860,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT), (Series 2005-5), Weekly VRDNs (Baldwin County, AL Board of Education)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$9,860,000
1,000,000		Alabama HFA MFH, (Series 2000A:Turtle Lake), Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	1,000,000
7,000,000	[2]	Alabama State Public School & College Authority, (PA-918R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	7,000,000
500,000	[2]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	500,000
20,820,000		Birmingham, AL Airport Authority, (Series 2003A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	20,820,000
15,000,000		Birmingham, AL Downtown Redevelopment Authority, (2002), Weekly VRDNs (The UAB Educational Foundation)/(Regions Bank, Alabama LOC)	15,000,000
20,000,000		Birmingham, AL Medical Clinic Board, (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC)	20,000,000
12,430,000		Birmingham, AL, Tax Increment Financing District I Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	12,430,000
10,000,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	10,000,000
30,500,000		Jefferson County, AL Sewer System, Warrants (Series 2003 B-2), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	30,500,000
15,000,000		Jefferson County, AL Sewer System, Warrants (Series 2003 B-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ)	15,000,000
600,000		Jefferson County, AL Sewer System, Warrants (Series 2003 B-4), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ)	600,000
3,100,000		Jefferson County, AL Sewer System, Warrants (Series 2003 B-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(State Street Bank and Trust Co. LIQ)	3,100,000
1,000,000		Jefferson County, AL Sewer System, Warrants (Series 2003 B-7), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ)	1,000,000
6,950,000	[2]	Jefferson County, AL Sewer System, Floater Certificates, (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	6,950,000
12,625,000		Jefferson County, AL Sewer System, Warrants (Series 2002 A), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	12,625,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Alabama--continued
$49,000,000		Jefferson County, AL Sewer System, Warrants (Series 2002 C-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	$49,000,000
15,400,000		Jefferson County, AL Sewer System, Warrants (Series 2002 C-7), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Regions Bank, Alabama LIQ)	15,400,000
360,000		Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs (Wachovia Bank N.A. LOC)	360,000
7,195,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC)	7,195,000
10,000,000		Mobile, AL IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.)	10,000,000
2,600,000		Mobile, AL Spring Hill College Educational Building Authority, (Series 2004B), Weekly VRDNs (Spring Hill College, AL)/(Regions Bank, Alabama LOC)	2,600,000
2,500,000	[2]	Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	2,500,000
14,700,000		Montgomery, AL ALAHA Special Care Facilities Financing Authority, (Series 2003-A), Weekly VRDNs (Gulf Health Hospitals, Inc.)/(Regions Bank, Alabama LOC)	14,700,000
6,130,000		Port City Medical Clinic Board of Mobile, AL, (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	6,130,000
13,370,000		Southeast Alabama Gas District, (Series 2003B), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Wachovia Bank N.A. LIQ)	13,370,000
3,198,000		Tuscaloosa County, AL Automotive Corridor IDA, (Series 2002), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	3,198,000
2,870,000		Tuscaloosa County, AL Park & Recreation Authority, (Series 2000), Weekly VRDNs (Amsouth Bank N.A., Birmingham, AL LOC)	2,870,000
		TOTAL	293,708,000
		Alaska--0.4%
4,645,000	[2]	Alaska International Airports System, (PT-1397), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,645,000
8,640,000	[2]	Alaska State Housing Finance Corp., (PT-2770), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	8,640,000
21,000,000	[2]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	21,000,000
8,325,000		Valdez, AK Marine Terminal, (Series 2003C), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	8,325,000
		TOTAL	42,610,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Arizona--2.5%
$1,250,000		Apache County, AZ IDA (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse, Zurich LOC)	$1,250,000
9,000,000		Apache County, AZ IDA (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	9,000,000
1,600,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	1,600,000
3,885,000		Arizona Health Facilities Authority, (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(Lasalle Bank, N.A. LOC)	3,885,000
145,095,000		Arizona Health Facilities Authority, (Series 2005A), Weekly VRDNs (Banner Health)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	145,095,000
3,000,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	3,000,000
4,920,000	[2]	Arizona School Facilities Board, PUTTERs (Series 940), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	4,920,000
14,175,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)	14,175,000
30,000,000	[2]	Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC)	30,000,000
2,450,000		Phoenix, AZ IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC)	2,450,000
28,790,000		Pima County, AZ IDA, (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/(Lasalle Bank, N.A. LOC)	28,790,000
1,500,000		Sierra Vista, AZ IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC)	1,500,000
15,900,000		Tempe, AZ IDA, (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(Lasalle Bank, N.A. LOC)	15,900,000
4,000,000		Tucson, AZ IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC)	4,000,000
		TOTAL	265,565,000
		Arkansas--0.2%
22,160,000		Fayetteville, AR Public Facilities Board, (Series 2002), Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC)	22,160,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--1.6%
$32,000,000		California School Cash Reserve Program Authority, (Series 2005 A), 4.00% TRANs (AMBAC INS), 7/6/2006	$32,405,388
15,750,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-3), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	15,750,000
39,000,000	[2]	California State, (Series 2004 FR/RI-L27), Weekly VRDNs (California State Fiscal Recovery Fund)/(Lehman Brothers Holdings, Inc. LIQ)	39,000,000
28,750,000	[2]	California Statewide Communities Development Authority, (Series 2004 FR/RI-FI5), Weekly VRDNs (CHF-Irvine LLC)/(Lehman Brothers Holdings, Inc. SWP)	28,750,000
8,695,000	[2]	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	8,695,000
19,995,000	[2]	Los Angeles, CA Unified School District, (Series 2002-JPMC2), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ)	19,995,000
26,975,000	[2]	Los Angeles, CA Unified School District, TRANs (Series 2004 FR/RI-L63), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	26,975,000
		TOTAL	171,570,388
		Colorado--2.5%
8,500,000		Arapahoe County, CO Improvement Authority Bonds (United States Treasury PRF), 8/31/2005 (@20.863)	1,770,171
9,500,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A), Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC)	9,500,000
2,970,000		Colorado Health Facilities Authority, (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(J.P. Morgan Chase Bank, N.A. LOC)	2,970,000
115,500,000		Colorado State, Education Loan Program (Series 2005A), 4.00% TRANs, 8/7/2006	116,989,356
16,000,000	[2]	Colorado State, TRANs (Series 2004 FR/RI-L48J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	16,000,000
1,025,000		Denver (City & County), CO, 2.60% TOBs (Blake Street Compendium)/ (Key Bank, N.A. LOC), Optional Tender 12/15/2005	1,025,000
100,000,000	[2]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	100,000,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America N.A. LOC)	2,800,000
7,495,000	[2]	Park Creek Metropolitan District, CO, (PT-1871), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,495,000
		TOTAL	258,549,527
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Connecticut--2.6%
$26,245,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank, N.A. LOC)	$26,245,000
1,500,000		Connecticut Development Authority Health Care Revenue, (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/ (Dexia Credit Local LOC)	1,500,000
7,000,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), 1.675% TOBs (Bank of America N.A. LIQ), Optional Tender 9/1/2005	7,000,000
32,625,000		Connecticut State Transportation Infrastructure Authority, (Series 2000-1), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	32,625,000
126,010,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (Series 2003-1), Weekly VRDNs (AMBAC INS)/(WestLB AG (GTD) LIQ)	126,010,000
81,825,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (Series 2003-2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	81,825,000
3,000,000		West Haven, CT, 3.50% BANs, 12/20/2005	3,012,347
		TOTAL	278,217,347
		District of Columbia--1.5%
4,635,000		District of Columbia (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America N.A. LIQ)	4,635,000
5,450,000		District of Columbia (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,450,000
45,935,000		District of Columbia (Series 1999C), Weekly VRDNs (George Washington University)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	45,935,000
4,500,000		District of Columbia (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	4,500,000
33,420,000		District of Columbia (Series 2000B), Weekly VRDNs (FSA INS)/(Dexia Bank, Belgium LIQ)	33,420,000
11,775,000		District of Columbia (Series 2001C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	11,775,000
28,680,000		District of Columbia, (Series 2001D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	28,680,000
16,320,000		District of Columbia (Series 2002D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	16,320,000
3,575,000		District of Columbia, Revenue Bonds (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	3,575,000
		TOTAL	154,290,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--4.4%
$14,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 1998-9), Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$14,000,000
9,800,000		Brevard County, FL Educational Facilities Authority (Series B), Weekly VRDNs (Florida Institute of Technology)/(Bank of America N.A. LOC)	9,800,000
4,000,000		Broward County, FL HFA (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC)	4,000,000
8,785,000		Broward County, FL HFA (Series 2002), Daily VRDNs (John Knox Village of Florida)/(Radian Asset Assurance INS)/(Lasalle Bank, N.A. LIQ)	8,785,000
1,850,000		Dade County, FL IDA (Series 1985D), Weekly VRDNs (Dolphins Stadium)/(Societe Generale, Paris LOC)	1,850,000
5,475,000		Davie, FL (Series 2003), Weekly VRDNs (United Jewish Community of Broward County, Inc.)/(Bank of America N.A. LOC)	5,475,000
5,280,000	[2]	Escambia County, FL Utilities Authority, (PT-2003), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,280,000
9,970,000		Eustis Health Facilities Authority, FL (Series 1985), Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC)	9,970,000
1,000,000		Florida HFA (Series 1985-SS), Weekly VRDNs (Woodlands Apartments)/ (Northern Trust Co., Chicago, IL LOC)	1,000,000
7,000,000		Florida HFA (Series 1985-YY), Weekly VRDNs (Monterey Meadows Apartments, FL)/(FNMA LOC)	7,000,000
3,330,000	[2]	Florida Housing Finance Corp., (PT-481), Weekly VRDNs (Oaks at Mill Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ)	3,330,000
7,000,000	[2]	Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	7,000,000
575,000		Gulf Breeze, FL (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	575,000
30,000,000		Highlands County, FL Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(MBIA Insurance Corp. INS)/ (J.P. Morgan Chase Bank, N.A. LIQ)	30,000,000
38,230,000		Highlands County, FL Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	38,230,000
24,380,000		Highlands County, FL Health Facilities Authority, (Series 1997-A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	24,380,000
22,000,000		Highlands County, FL Health Facilities Authority, Adventist Health System/Sunbelt A/R Program (Series 2004 AR-2), Weekly VRDNs (FGIC INS)/(Bank of Nova Scotia, Toronto LIQ)	22,000,000
26,005,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2003B), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(SunTrust Bank LOC)	26,005,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$10,900,000		Hillsborough County, FL IDA, (Series 2001), Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC)	$10,900,000
4,975,000		Jacksonville, FL EDC (Series 2003), Weekly VRDNs (YMCA of Florida's First Coast)/(Bank of America N.A. LOC)	4,975,000
7,600,000		Jacksonville, FL EDC (Series 2003A), Weekly VRDNs (Florida Proton Therapy Institute)/(Fortis Bank SA/NV and J.P. Morgan Chase Bank, N.A. LOCs)	7,600,000
4,900,000		Jacksonville, FL HFDC, Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC)	4,900,000
6,625,000		Manatee County, FL HFA (1990 Series A), Weekly VRDNs (Harbour Pointe)/ (Wachovia Bank N.A. LOC)	6,625,000
2,490,000		Martin County, FL IDA (Series 2001), Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC)	2,490,000
5,500,000		Martin County, FL (PCR: Series 2000), Daily VRDNs (Florida Power & Light Co.)	5,500,000
2,360,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Bonds (Series 1992), Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC)	2,360,000
9,785,000	[2]	Miami-Dade County, FL Solid Waste System, (PT-2701), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	9,785,000
46,465,000		North Broward Florida Hospital District (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	46,465,000
10,250,000		Orange County, FL IDA (Series 2002), Weekly VRDNs (Catholic Diocese of Orlando)/(SunTrust Bank LOC)	10,250,000
10,000,000		Orange County, FL IDA (Series 2004), Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC)	10,000,000
10,000,000		Palm Beach County, FL (Series 2000), Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC)	10,000,000
5,500,000		Palm Beach County, FL (Series 2001), Weekly VRDNs (Hospice of Palm Beach County, Inc.)/(Northern Trust Co., Chicago, IL LOC)	5,500,000
4,445,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Benjamin Private School, Inc.)/(Bank of America N.A. LOC)	4,445,000
9,000,000		Palm Beach County, FL (Series 2003), Weekly VRDNs (Morse Obligated Group)/(Key Bank, N.A. LOC)	9,000,000
5,000,000		Pasco County, FL School Board, Weekly VRDNs (AMBAC INS)/ (Landesbank Hessen-Thueringen (GTD) LIQ)	5,000,000
4,190,000		Pinellas County, FL Health Facility Authority (Series 1987), Weekly VRDNs (St. Mark Village Project)/(Bank of America N.A. LOC)	4,190,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$7,450,000		Santa Rosa County, FL, Health Facilities Revenue Bonds, Weekly VRDNs (Baptist Hospital, Inc. (FL))/(Bank of America N.A. LOC)	$7,450,000
5,000,000		Sarasota County, FL Health Facilities Authority (Series 2005A), Weekly VRDNs (Sarasota-Manatee Jewish Housing Council, Inc.)/(Bank of America N.A. LOC)	5,000,000
12,325,000		St. Lucie County, FL PCR (Series 2000), Daily VRDNs (Florida Power & Light Co.)	12,325,000
2,600,000		St. Petersburg, FL HFA, Weekly VRDNs (Florida Blood Services, Inc.)/(Wachovia Bank N.A. LOC)	2,600,000
6,775,000		St. Petersburg, FL HFA (Series 1997), Weekly VRDNs (Manorah Manor)/(SunTrust Bank LOC)	6,775,000
24,300,000		St. Petersburg, FL HFA (Series 2005C), Weekly VRDNs (All Children's Hospital)/(Bank of America N.A. LOC)	24,300,000
2,495,000	[2]	Tampa Bay, FL Water Utility System, (PA-576), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,495,000
8,640,000		Volusia County, FL Education Facility Authority (Series 2001), Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC)	8,640,000
5,900,000		Washington County, FL, Sales Tax Revenue Bonds (Series 2003A), Weekly VRDNs (SunTrust Bank LOC)	5,900,000
5,900,000		West Orange, FL Healthcare District (Series 1999B), Weekly VRDNs (SunTrust Bank LOC)	5,900,000
		TOTAL	460,050,000
		Georgia--3.1%
9,157,000	[2]	Atlanta, GA Water & Wastewater, ROCs (Series 324), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	9,157,000
4,000,000		Augusta, GA HFA (Series 19998), Weekly VRDNs (Sterling Ridge Apartments)/(Amsouth Bank N.A., Birmingham, AL LOC)	4,000,000
9,510,000		Burke County, GA Development Authority, PCRBs (Series 1993A: Vogtle), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Bayerische Landesbank (GTD) LIQ)	9,510,000
3,780,000		Cobb-Marietta, GA Coliseum & Exhibit Hall Authority (Series 1996A), Weekly VRDNs (MBIA Insurance Corp. INS)/(SunTrust Bank LIQ)	3,780,000
5,100,000		Columbus, GA Hospital Authority (Series 2000), Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC)	5,100,000
6,500,000		Dalton, GA Development Authority (Series 2003B), Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC)	6,500,000
4,550,000		De Kalb Private Hospital Authority, GA (Series 1994B), Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC)	4,550,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$3,315,000		DeKalb County, GA Development Authority, Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC)	$3,315,000
6,900,000		Floyd County, GA Development Authority (Series 2002), Weekly VRDNs (Darlington School)/(SunTrust Bank LOC)	6,900,000
1,320,000		Fulton County, GA Development Authority (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC)	1,320,000
6,000,000		Fulton County, GA Development Authority (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)	6,000,000
2,200,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.)	2,200,000
7,000,000		Gainesville, GA Redevelopment Authority (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC)	7,000,000
10,000,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs)	10,000,000
19,135,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs)	19,135,000
49,800,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank (GTD), Credit Suisse, Zurich, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs)	49,800,000
18,985,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs)	18,985,000
31,740,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs)	31,740,000
57,285,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs)	57,285,000
22,000,000	[2]	Georgia State, Floater Certificates (Series 2011-647), Weekly VRDNs (Morgan Stanley LIQ)	22,000,000
17,280,000	[2]	Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	17,280,000
8,000,000		Medical Center Hospital Authority, GA (Series 2004), Weekly VRDNs (Spring Harbor at Green Island)/(Bank of Scotland, Edinburgh LOC)	8,000,000
6,000,000		Oconee County, GA IDA (Series 2003), Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC)	6,000,000
20,000,000		Savannah, GA EDA (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC)	20,000,000
		TOTAL	329,557,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Hawaii--0.7%
$7,640,000		Hawaii State Department of Budget & Finance (Series 2003D), Weekly VRDNs (Kahala Nui)/(Lasalle Bank, N.A. LOC)	$7,640,000
9,800,000	[2]	Hawaii State, ROCs (Series 1044), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	9,800,000
16,700,000		Honolulu, HI City & County (Series 2001C), 2.28% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/1/2005	16,700,000
16,700,000		Honolulu, HI City & County (Series 2001C), 2.28% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/1/2005	16,700,000
16,700,000		Honolulu, HI City & County (Series 2001C), 2.28% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/1/2005	16,700,000
4,480,000	[2]	Honolulu, HI City & County, ROCs (Series 4043), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,480,000
		TOTAL	72,020,000
		Illinois--10.1%
11,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	11,000,000
14,705,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 2001-13), Weekly VRDNs (Illinois State)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	14,705,000
14,285,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 2001-31), Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	14,285,000
4,410,000		Channahon, IL (Series 2003A), Weekly VRDNs (Morris Hospital)/ (U.S. Bank, N.A. LOC)	4,410,000
5,885,000		Channahon, IL (Series 2003C), Weekly VRDNs (Morris Hospital)/ (U.S. Bank, N.A. LOC)	5,885,000
3,115,000		Channahon, IL (Series 2003D), Weekly VRDNs (Morris Hospital)/ (U.S. Bank, N.A. LOC)	3,115,000
6,175,000	[2]	Chicago, IL Board of Education, MERLOTS (Series 2001-A64), 2.11% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	6,175,000
32,900,000		Chicago, IL Board of Education, (Series 2000D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	32,900,000
6,200,000	[2]	Chicago, IL Board of Education, MERLOTS (Series 2001 A47), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,200,000
12,500,000	[2]	Chicago, IL Board of Education, MERLOTS (Series 1997E), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	12,500,000
5,605,000	[2]	Chicago, IL Board of Education, PUTTERs (Series 942), Weekly VRDNs (MBIA Insurance Corp. INS)/(PNC Bank, N.A. LIQ)	5,605,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$20,000,000	[2]	Chicago, IL Board of Education, Variable Rate Certificates (Series 1996BB), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	$20,000,000
30,570,000		Chicago, IL Metropolitan Water Reclamation District, (Series 2002-E), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ)	30,570,000
13,500,000		Chicago, IL Metropolitan Water Reclamation District, (Series 2002B), Weekly VRDNs (Bank of America N.A. and Lloyds TSB Bank PLC, London LIQs)	13,500,000
6,775,000	[2]	Chicago, IL Motor Fuel Tax, (PT-935), Weekly VRDNs (AMBAC INS)/ (Merrill Lynch & Co., Inc. LIQ)	6,775,000
5,310,000	[2]	Chicago, IL Public Building Commission, ROCs (Series 3000), Weekly VRDNs (Chicago, IL Transit Authority)/(AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,310,000
107,350,000		Chicago, IL Wastewater Transmission, (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	107,350,000
4,965,000	[2]	Chicago, IL Wastewater Transmission, MERLOTS (Series 2001-A125), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,965,000
242,150,000		Chicago, IL Water Revenue, (Series 2004), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ)	242,150,000
25,650,000		Chicago, IL (Series 2003 B-1), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	25,650,000
7,835,000	[2]	Chicago, IL, MERLOTS (Series 2002 A-44), Weekly VRDNs (FGIC INS)/ (Wachovia Bank N.A. LIQ)	7,835,000
20,000,000	[2]	Chicago, IL, MERLOTS (Series 1997 V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	20,000,000
4,640,000	[2]	Chicago, IL, MERLOTS (Series 2000 WWW), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,640,000
6,685,000	[2]	Chicago, IL, MERLOTS (Series 2001 A33), 2.11% TOBs (AMBAC INS) /(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	6,685,000
8,160,000	[2]	Chicago, IL, PUTTERs (Series 737), Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase Bank, N.A. LIQ)	8,160,000
24,995,000	[2]	Chicago, IL, Variable Rate Certificates (Series 1998M), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	24,995,000
10,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Illinois Non-AMT), (Series 2005-21) Weekly VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ)	10,000,000
2,005,000	[2]	Cook County, IL Community College District No. 508, MERLOTS (2001-A4), 2.11% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	2,005,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$4,000,000		Cook County, IL (Series 2005), Weekly VRDNs (Catholic Theological Union)/(Harris, N.A. LOC)	$4,000,000
10,815,000	[2]	Cook County, IL, PUTTERs (Series 766), Weekly VRDNs (AMBAC INS)/ (J.P. Morgan Chase Bank, N.A. LIQ)	10,815,000
7,625,000	[2]	Cook County, IL, PUTTERs (Series 789), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dresdner Bank AG, Frankfurt LIQ)	7,625,000
6,510,000	[2]	Cook County, IL, Roaring Forks (Series 2004-1), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)	6,510,000
5,685,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC)	5,685,000
9,745,000	[2]	DuPage County, IL, MERLOTS (Series 2000-A9), 2.15% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/16/2005	9,745,000
5,810,000	[2]	DuPage County, IL, MERLOTS (Series 2001-A74), 2.15% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/16/2005	5,810,000
12,250,000		Freeport, IL (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC)	12,250,000
7,400,000		Hopedale Village, IL (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(J.P. Morgan Chase Bank, N.A. LOC)	7,400,000
2,400,000		Illinois Development Finance Authority IDB Weekly VRDNs (Burpee Museum of Natural History)/(J.P. Morgan Chase Bank, N.A. LOC)	2,400,000
1,760,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC)	1,760,000
7,000,000		Illinois Development Finance Authority, (Series 1999), Weekly VRDNs (North Shore Senior Center)/(J.P. Morgan Chase Bank, N.A. LOC)	7,000,000
4,010,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (BAPS, Inc.)/(Comerica Bank - Texas LOC)	4,010,000
2,500,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(J.P. Morgan Chase Bank, N.A. LOC)	2,500,000
1,000,000		Illinois Development Finance Authority, (Series A), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC)	1,000,000
2,500,000		Illinois Finance Authority, (Series 2004), Weekly VRDNs (Illinois Institute of Technology)/(Harris, N.A. LOC)	2,500,000
116,815,000		Illinois Health Facilities Authority, (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A., J.P. Morgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs)	116,815,000
10,700,000		Illinois Health Facilities Authority, (Series 1998B), Weekly VRDNs (Rush-Presbyterian St. Luke's Medical)/(MBIA Insurance Corp. INS)/ (J.P. Morgan Chase Bank, N.A. LIQ)	10,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$37,000,000		Illinois Health Facilities Authority, (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	$37,000,000
40,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Weekly VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC)	40,000,000
4,500,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	4,500,000
10,000,000	[2]	Illinois State Toll Highway Authority, PUTTERs (Series 999), Weekly VRDNs (FSA INS)/(Dresdner Bank AG, Frankfurt LIQ)	10,000,000
5,485,000	[2]	Illinois State, (PT-1760), Weekly VRDNs (MBIA Insurance Corp. INS)/ (BNP Paribas SA LIQ)	5,485,000
5,880,000	[2]	Illinois State, MERLOTS (Series 2002 A49), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	5,880,000
11,915,000		Lombard, IL, (Series 2000: Clover Creek Apartments), Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC)	11,915,000
8,245,000	[2]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2000VVV), Weekly VRDNs (McCormick Place)/(FGIC INS)/ (Wachovia Bank N.A. LIQ)	8,245,000
2,660,000	[2]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	2,660,000
6,000,000		Orland Hills, IL, (Series 1985 A), Weekly VRDNs (West Haven Properties Partnership)/(Lasalle Bank, N.A. LOC)	6,000,000
4,925,000	[2]	Regional Transportation Authority, IL, (Series 2001-A73), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,925,000
8,865,000	[2]	Regional Transportation Authority, IL, MERLOTS (Series 2002--A41), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	8,865,000
10,795,000	[2]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A23), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	10,795,000
9,925,000	[2]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	9,925,000
3,765,000	[2]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A86), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,765,000
9,855,000	[2]	University of Illinois, (PT-2739), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	9,855,000
6,255,000	[2]	University of Illinois, MERLOTS (Series 2001-A88), 2.11% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	6,255,000
		TOTAL	1,061,965,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--3.4%
$18,615,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT)/ (Series 2002-7), Weekly VRDNs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$18,615,000
4,260,000		Anderson, IN (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank, Ohio LOC)	4,260,000
8,475,000	[2]	Brownsburg, IN School Building Corp., (PT-2650), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	8,475,000
10,000,000		Frankfort, IN EDA (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/ (Key Bank, N.A. LOC)	10,000,000
7,915,000		Franklin, IN (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(Fifth Third Bank, Cincinnati LOC)	7,915,000
12,105,000	[2]	Indiana Bond Bank, MERLOTS (Series 2001 - A119), 2.11% TOBs (Indiana State Revolving Fund Program)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	12,105,000
22,000,000		Indiana Development Finance Authority, (Series 2004), Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	22,000,000
53,000,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A), Weekly VRDNs (Parkview Health System Obligated Group)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	53,000,000
10,000,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A), Weekly VRDNs (Porter Memorial Hospital)/(Fifth Third Bank, Cincinnati LOC)	10,000,000
67,930,000		Indiana Health & Educational Facility Financing Authority, (Series 2005B), Weekly VRDNs (Parkview Health System Obligated Group)/ (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	67,930,000
615,000		Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads Rehabilitation Center)/(J.P. Morgan Chase Bank, N.A. LOC)	615,000
2,500,000		Indiana Health Facility Financing Authority, (Series 2001B), Weekly VRDNs (Bethesda Living Center)/(Lasalle Bank, N.A. LOC)	2,500,000
8,105,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC)	8,105,000
13,835,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Major Hospital Board of Trustees)/(J.P. Morgan Chase Bank, N.A. LOC)	13,835,000
5,000,000		Indiana Health Facility Financing Authority, (Series 2004), Weekly VRDNs (Riverview Hospital)/(National City Bank, Indiana LOC)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--continued
$10,570,000		Indiana State HFA, (Series D-1), 2.25% TOBs, Mandatory Tender 12/15/2005	$10,570,000
5,260,000	[2]	Indiana Transportation Finance Authority, ROCs (Series 2045), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,260,000
10,000,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series F), 4.00% RANs, 1/6/2006	10,059,789
36,470,000	[2]	Indianapolis, IN Local Public Improvement Bond Bank, Class A Certificates (Series 2002-193), Daily VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	36,470,000
7,430,000		Indianapolis, IN (Series 2000), Marquette Manor Project, Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC)	7,430,000
2,815,000		Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank, Ohio LOC)	2,815,000
8,000,000		Lawrence, IN EDRB (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC)	8,000,000
1,770,000		Linton, IN (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/ (Fifth Third Bank, Cincinnati LOC)	1,770,000
1,905,000		St. Joseph County, IN (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC)	1,905,000
9,995,000		St. Joseph County, IN (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(National City Bank, Indiana LOC)	9,995,000
4,000,000		Vigo County, IN EDA (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC)	4,000,000
6,580,000	[2]	Warren Township MSD, IN, MERLOTS (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,580,000
6,105,000		Winona Lake, IN (Series 1999A), Weekly VRDNs (Grace Village Retirement Community)/(U.S. Bank, N.A. LOC)	6,105,000
		TOTAL	355,314,789
		Iowa--0.4%
36,415,000		Iowa Finance Authority (Series 2000D), Weekly VRDNs (Trinity Healthcare Credit Group)	36,415,000
		Kansas--0.1%
9,160,000		Lenexa, KS Health Care Facilities, (Series 1997A), Weekly VRDNs (Lakeview Village)/(Lasalle Bank, N.A. LOC)	9,160,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Kentucky--0.5%
$10,000,000		Henderson County, KY (Series 2003B), Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC)	$10,000,000
8,200,000		Jefferson County, KY Multi-Family Housing, (Series 2002: Camden Meadows Apartments), Weekly VRDNs (Camden Operating, LP)/ (FNMA LOC)	8,200,000
7,500,000		Jefferson County, KY (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A. LOC)	7,500,000
14,535,000		Kentucky EDFA, (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase J.P. Morgan Bank, N.A. LIQ)	14,535,000
6,850,000	[2]	Kentucky State Property & Buildings Commission, PUTTERs (Series 740), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	6,850,000
		TOTAL	47,085,000
		Louisiana--0.9%
12,490,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,490,000
22,000,000	[2]	Jefferson Parish, LA Hospital Service District No. 1, PUTTERs (Series 522), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/ (J.P. Morgan Chase Bank, N.A. LOC)	22,000,000
8,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC)	8,000,000
3,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004A), Weekly VRDNs (Provident Group-NSU Properties LLC)/(Regions Bank, Alabama LOC)	3,000,000
18,770,000		Louisiana State Offshore Terminal Authority, (Series 2003B) Weekly VRDNs (Loop LLC)/(J.P. Morgan Chase Bank, N.A. LOC)	18,770,000
8,000,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds Weekly VRDNs (Loop LLC)/(SunTrust Bank LOC)	8,000,000
25,450,000		Louisiana State University and Agricultural and Mechanical College, (Series 2000), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	25,450,000
		TOTAL	97,710,000
		Maine--0.1%
10,265,000		Maine Health & Higher Educational Facilities Authority, (Series 2000A), Weekly VRDNs (Bates College)/(AMBAC INS)/(KBC Bank N.V. LIQ)	10,265,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maryland--1.7%
$19,400,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT), (Series 2003-19), Weekly VRDNs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$19,400,000
6,300,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,300,000
2,000,000		Baltimore County, MD (Series 1999), Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,000,000
1,000,000		Calvert County, MD EDA (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC)	1,000,000
6,290,000		Carroll County, MD (Series 1999B), Weekly VRDNs (Fairhaven, Inc./ Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co., Winston-Salem LIQ)	6,290,000
6,300,000		Frederick County, MD (1997 Issue), Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,300,000
4,915,000		Howard County, MD (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,915,000
1,975,000		Howard County, MD (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,975,000
14,250,000		Howard County, MD (Series 2002-A), Weekly VRDNs (Columbia Vantage House Corp.)/(Lasalle Bank, N.A. LOC)	14,250,000
3,000,000		Maryland IDFA, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC)	3,000,000
19,000,000		Maryland State Community Development Administration, (2004 Series J), 2.05% TOBs, Mandatory Tender 12/5/2005	19,000,000
3,935,000		Maryland State Economic Development Corp., (1997 Issue), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,935,000
5,600,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	5,600,000
7,000,000		Maryland State Economic Development Corp., (Series 2003), Maryland Science Center, Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC)	7,000,000
5,400,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/ (Bank of America N.A. LOC)	5,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maryland--continued
$1,745,000		Maryland State Health & Higher Educational Facilities Authority, Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$1,745,000
8,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,500,000
1,620,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Foundation, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,620,000
5,700,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,700,000
9,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC)	9,800,000
3,465,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	3,465,000
13,995,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	13,995,000
6,815,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004), Weekly VRDNs (Annapolis Life Care, Inc.)/(Citizens Bank of Pennsylvania LOC)	6,815,000
2,700,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore, (Series 2005), Weekly VRDNs (Yeshivat Rambam Issue)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC)	2,700,000
8,180,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,180,000
9,110,000		Montgomery County, MD EDA (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC)	9,110,000
943,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	943,000
2,460,000		Prince Georges County, MD (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,460,000
1,830,000		Washington County, MD (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,830,000
		TOTAL	183,228,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--5.5%
$10,873,000		Amesbury, MA, 3.10% BANs, 11/29/2005	$10,901,158
10,000,000		Auburn, MA, 3.75% BANs, 6/16/2006	10,093,597
10,000,000		Bridgewater-Raynham, MA Regional School District, 3.50% BANs, 1/26/2006	10,057,204
10,161,000		Chelmsford, MA, 3.75% BANs, 6/23/2006	10,253,731
5,782,434	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	5,782,434
11,748,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2000-2), 2.12% TOBs (Massachusetts Turnpike Authority)/ (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/11/2005	11,748,000
107,180,000		Commonwealth of Massachusetts (2005 Series A), Weekly VRDNs (Citibank N.A., New York LIQ)	107,180,000
11,000,000		Dedham, MA, 4.00% BANs, 6/1/2006	11,102,427
4,000,000		Dennis-Yarmouth, MA Regional School District, 3.00% BANs, 11/15/2005	4,012,537
35,000,000		Dover-Sherborn, MA Regional School District, 3.00% BANs, 11/10/2005	35,104,492
22,825,000		Framingham, MA, 3.125% BANs, 11/1/2005	22,874,198
21,998,000		Framingham, MA, 3.25% BANs, 11/1/2005	22,052,767
8,435,000		Haverhill, MA, 3.75% BANs (Commonwealth of Massachusetts GTD), 3/30/2006	8,494,809
1,935,307		Hudson, MA, 4.00% BANs, 5/12/2006	1,951,403
17,500,000		King Philip, MA Regional School District, 3.00% BANs, 12/15/2005	17,551,643
8,000,000		Malden, MA, 4.00% BANs, 5/11/2006	8,067,796
10,432,462		Marlborough, MA, 3.75% BANs, 6/15/2006	10,529,800
15,170,000		Massachusetts HEFA (Series 2004F), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC)	15,170,000
2,450,000	[2]	Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	2,450,000
9,975,000		Massachusetts State Development Finance Agency, Weekly VRDNs (Chestnut Hill School)/(Citizens Bank of Massachusetts LOC)	9,975,000
6,200,000		Massachusetts State Development Finance Agency, (Series 2000), Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC)	6,200,000
19,000,000		Massachusetts State Development Finance Agency, (Series 2002), Weekly VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC)	19,000,000
14,310,000		Massachusetts State Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC)	14,310,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$1,627,500	[2]	Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	$1,627,500
19,675,000		Massachusetts Water Resources Authority, (Series 1998D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	19,675,000
100,000		Massachusetts Water Resources Authority, (Series 2000C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	100,000
23,250,000	[2]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	23,250,000
4,439,086		North Middlesex, MA Regional School District, 3.75% BANs, 6/30/2006	4,480,476
30,000,000		Pembroke, MA, 3.00% BANs, 8/4/2005	30,003,422
12,021,695		Shirley, MA, 3.625% BANs, 2/8/2006	12,078,104
13,900,000		Spencer East Brookfield, MA Regional School District, 4.00% BANs, 5/12/2006	14,015,608
25,650,000		Tewksbury, MA, 3.30% BANs, 2/17/2006	25,773,292
17,574,000		Wareham, MA, 3.75% BANs, 6/15/2006	17,730,479
13,000,000		Whitman-Hanson, MA Regional School District, 3.25% BANs, 1/13/2006	13,026,497
21,581,800		Whitman-Hanson, MA Regional School District, 3.75% BANs, 7/5/2006	21,789,964
13,000,000		Woburn, MA, 3.50% BANs, 10/7/2005	13,023,424
12,450,000		Woburn, MA, 3.75% BANs, 10/7/2005	12,479,012
		TOTAL	583,915,774
		Michigan--4.5%
14,119,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	14,119,000
10,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) (Series 2005-2), Weekly VRDNs (Chippewa Valley, MI Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
2,675,000	[2]	Allen Park, MI Public School District, ROCs (Series 4007), Weekly VRDNs (Michigan State GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	2,675,000
8,840,000	[2]	Detroit, MI City School District, (PA-997R), 1.35% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/8/2005	8,840,000
4,825,000	[2]	Detroit, MI City School District, (PT-1844), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,825,000
14,380,000	[2]	Detroit, MI City School District, MERLOTS (Series 2000 A8), 2.11% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	14,380,000
1,495,000	[2]	Detroit, MI City School District, ROCs (Series 4004), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	1,495,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--continued
$3,620,000	[2]	Detroit, MI City School District, Variable Certificates (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	$3,620,000
7,940,000	[2]	Detroit, MI Sewage Disposal System, MERLOTS (Series 2001-A103), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,940,000
14,125,000	[2]	Detroit, MI Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	14,125,000
4,260,000	[2]	Detroit, MI Sewage Disposal System, Variable Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	4,260,000
10,000,000	[2]	Detroit, MI Water Supply System, MERLOTS (Series 2000 D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	10,000,000
3,590,000	[2]	Detroit, MI Water Supply System, PUTTERs (Series 783), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	3,590,000
2,620,000	[2]	Forest Hills, MI Public School, (PT-1762), Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ)	2,620,000
1,160,000		Garden City, MI HFA (Series 1996A), Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC)	1,160,000
8,360,000	[2]	Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/ (J.P. Morgan Chase & Co. LIQ)	8,360,000
5,000,000		Grand Rapids, MI EDR (Series 1983 - Project #1), Weekly VRDNs (Amway Hotel Corp.)/(Fifth Third Bank, Michigan LOC)	5,000,000
2,100,000		Grand Rapids, MI EDR (Series 1983-B), Weekly VRDNs (Amway Grand Plaza Hotel Facilities)/(Fifth Third Bank, Michigan LOC)	2,100,000
8,000,000		Grand Rapids, MI Economic Development Corp., (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC)	8,000,000
2,000,000		Grand Valley, MI State University, (Series 2003), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Fifth Third Bank, Cincinnati LIQ)	2,000,000
9,815,000	[2]	Huron Valley, MI School District, MERLOTS (Series 2001-A120), 2.11% TOBs (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	9,815,000
14,000,000		Jackson County, MI Hospital Finance Authority, (Series 2005A), Weekly VRDNs (W.A.Foote Memorial Hospital)/(Bank of Nova Scotia, Toronto LOC)	14,000,000
8,995,000	[2]	Kent County, MI (Series 1998-118), Weekly VRDNs (Kent County International Airport)/(Kent County, MI GTD)/(Morgan Stanley LIQ)	8,995,000
65,900,000		Kent Hospital Finance Authority, MI (Series 2005A), Weekly VRDNs (Spectrum Health)/(FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	65,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--continued
$32,400,000		Kent Hospital Finance Authority, MI (Series 1998B), Weekly VRDNs (Spectrum Health)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	$32,400,000
10,000,000		Kentwood, MI Public Economic Development Corp. Weekly VRDNs (Holland Home Obligated Group)/(Lasalle Bank, N.A. LOC)	10,000,000
240,000		Michigan Higher Education Facilities Authority, (Series 1997), Weekly VRDNs (Davenport College of Business)/(Fifth Third Bank, Michigan LOC)	240,000
13,000,000		Michigan Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC)	13,000,000
6,800,000		Michigan State Building Authority, (Series 3), 2.55% CP (Bank of New York LOC), Mandatory Tender 8/25/2005	6,800,000
40,075,000		Michigan State Building Authority, 2005, Multi-Modal Revenue Bonds (Series I), Weekly VRDNs (DePfa Bank PLC LIQ)	40,075,000
5,000,000		Michigan State Hospital Finance Authority, (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Lasalle Bank, N.A. LOC)	5,000,000
6,785,000		Michigan State Hospital Finance Authority, (Series 2000 Weekly VRDNs (Oaklawn Hospital, MI)/(Standard Federal Bank, N.A. LOC)	6,785,000
61,275,000		Michigan State Hospital Finance Authority, (Series 2000E) Weekly VRDNs (Trinity Healthcare Credit Group)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	61,275,000
2,500,000		Michigan State Hospital Finance Authority, (Series B), Weekly VRDNs (Standard Federal Bank, N.A. LOC)	2,500,000
18,150,000	[2]	Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/ (Wachovia Bank N.A. LIQ)	18,150,000
1,000,000		Michigan State Housing Development Authority, (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/ (FNMA LOC)	1,000,000
5,390,000		Michigan State Strategic Fund, (Series 1999), Weekly VRDNs (Pierce Foundation)/(Standard Federal Bank, N.A. LOC)	5,390,000
10,370,000		Michigan State Strategic Fund, (Series 2005), Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC)	10,370,000
4,405,000	[2]	Michigan State, (PT-2021), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,405,000
20,000,000		Michigan State, (Series 2001C), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	20,000,000
5,000,000		Regents of University of Michigan, (Series 2005B), Weekly VRDNs (University of Michigan Health System)	5,000,000
2,135,000	[2]	Rockford, MI Public Schools, Floater Certificates (Series 2002-589), Weekly VRDNs (Michigan State GTD)/(Morgan Stanley LIQ)	2,135,000
2,915,000	[2]	Wyandotte, MI City School District, (PT-1790), Weekly VRDNs (Michigan State GTD)/(Merrill Lynch & Co., Inc. LIQ)	2,915,000
		TOTAL	475,259,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--2.6%
$13,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$13,000,000
2,575,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC)	2,575,000
7,300,000		Center City, MN (Series 2000), Weekly VRDNs (Hazelden Foundation)/ (Allied Irish Banks PLC LOC)	7,300,000
2,900,000		Center City, MN (Series 2002), Weekly VRDNs (Hazelden Foundation)/ (Allied Irish Banks PLC LOC)	2,900,000
4,550,000		Cohasset, MN (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/ (Lasalle Bank, N.A. LOC)	4,550,000
2,210,000		Eden Valley, MN ISD No. 463, 3.00% TRANs (Minnesota State GTD), 8/29/2005	2,212,160
2,850,000		Glencoe-Silverlake, MN ISD No. 2859, 3.00% TRANs (Minnesota State GTD), 8/29/2005	2,852,785
1,670,000		Mahtomedi, MN ISD No. 832, 3.00% TRANs (Minnesota State GTD), 8/29/2005	1,671,632
4,720,000		Mendota Heights, MN (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC)	4,720,000
20,000,000		Minneapolis Special School District No. 001, MN, 3.75% TANs (Minnesota State GTD), 8/10/2006	20,208,808
16,000,000		Minneapolis, MN Health Care System, (Series 2005A), Weekly VRDNs (Fairview Health Services)/(AMBAC INS)/(Citibank N.A., New York LIQ)	16,000,000
5,000,000		Minneapolis, MN Health Care System, (Series 2005B), Weekly VRDNs (Fairview Health Services)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ)	5,000,000
39,540,000		Minneapolis, MN Health Care System, (Series 2005C), Weekly VRDNs (Fairview Health Services)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	39,540,000
2,600,000		Minneapolis, MN (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC)	2,600,000
8,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC)	8,000,000
6,000,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS (Series 2000ZZ), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,000,000
5,000,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--continued
$4,000,000		Minnesota Agricultural and Economic Development Board, (Series 1996), Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC)	$4,000,000
2,000,000	[2]	Minnesota Public Facilities Authority, (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,000,000
4,010,000		Minnesota State Higher Education Facility Authority, (Series Five-S), Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC)	4,010,000
3,250,000		Minnesota State Higher Education Facility Authority, (Series Five-V), Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC)	3,250,000
5,750,000		Minnesota State Higher Education Facility Authority, (Series Four-S), Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC)	5,750,000
5,995,000	[2]	Minnesota State, (PT-399), Weekly VRDNs (DePfa Bank PLC LIQ)	5,995,000
14,810,000	[2]	Minnesota State, (PT-400), Weekly VRDNs (DePfa Bank PLC LIQ)	14,810,000
3,500,000	[2]	Minnesota State, Floater Certificates (Series 2001-719) Weekly VRDNs (Morgan Stanley LIQ)	3,500,000
2,655,000		New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/ (FNMA LOC)	2,655,000
3,275,000		New London-Spicer, MN ISD No. 345, 3.00% TRANs (Minnesota State GTD), 8/29/2005	3,278,200
14,600,000		North St. Paul-Maplewood, MN School District 622, 3.00% TANs (Minnesota State GTD), 8/12/2005	14,606,045
6,780,000		Olmsted County, MN (Series 2002), Weekly VRDNs (Madonna Meadows of Rochester)/(Lasalle Bank, N.A. LOC)	6,780,000
4,560,000		Plymouth, MN (Series 2003), Weekly VRDNs (Parkside Apartments)/ (FNMA LOC)	4,560,000
3,575,000		Robbinsdale, MN (Series 2004C), Weekly VRDNs (Copperfield Hill)/ (Lasalle Bank, N.A. LOC)	3,575,000
5,000,000	[2]	Rochester, MN Health Care Facility Authority, (Series 1998-177), Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ)	5,000,000
18,000,000		Seaway Port Authority of Duluth, MN (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC)	18,000,000
5,555,000		Shakopee, MN Hospital Finance Authority, Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank Minnesota N.A. LOC)	5,555,000
5,135,000	[2]	Southern Minnesota Municipal Power Agency, PUTTERs (Series 303), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	5,135,000
7,515,000		Spring Lake Park, MN ISD No. 16, 2.75% TRANs (Minnesota State GTD), 9/26/2005	7,526,520
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--continued
$1,565,000		St. Louis Park, MN (Series 2003), Weekly VRDNs (Westwind Apartments)/ (FNMA LOC)	$1,565,000
4,100,000		St. Paul, MN Port Authority, (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC)	4,100,000
2,250,000		St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H), Weekly VRDNs (Dexia Credit Local LOC)	2,250,000
590,000		University of Minnesota, (Series 1999A), Weekly VRDNs	590,000
3,165,000	[2]	University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ)	3,165,000
		TOTAL	275,786,150
		Mississippi--0.4%
25,450,000		Mississippi Business Finance Corp., (Series 2000-A), Weekly VRDNs (Jackson Medical Mall Foundation)/(J.P. Morgan Chase Bank, N.A. LOC)	25,450,000
4,200,000		Mississippi Business Finance Corp., (Series 2002), Weekly VRDNs (Mississippi State University Foundation, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC)	4,200,000
9,335,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/(Amsouth Bank N.A., Birmingham, AL LOC)	9,335,000
		TOTAL	38,985,000
		Missouri--2.7%
4,450,000		Kansas City, MO IDA (Series 2001A), Weekly VRDNs (Bethesda Living Center)/(Lasalle Bank, N.A. LOC)	4,450,000
54,015,000		Kansas City, MO IDA (Series 2005A), Weekly VRDNs (Kansas City, MO)/ (AMBAC INS)/(DePfa Bank PLC LIQ)	54,015,000
29,985,000		Kansas City, MO IDA (Series 2005B), Weekly VRDNs (Kansas City, MO)/ (AMBAC INS)/(DePfa Bank PLC LIQ)	29,985,000
113,000,000		Kansas City, MO IDA (Series 2005C), Weekly VRDNs (Kansas City, MO)/ (AMBAC INS)/(Dexia Credit Local LIQ)	113,000,000
15,000,000		Missouri State HEFA (Series 2000), Weekly VRDNs (Lutheran Senior Services)/(U.S. Bank, N.A. LOC)	15,000,000
17,755,000	[2]	St. Louis, MO (PT-2993), Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	17,755,000
44,875,000	[2]	St. Louis, MO, SPEARS (DB-161), Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA Insurance Corp. INS)/(Deutsche Bank AG LIQ)	44,875,000
		TOTAL	279,080,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Multi State--1.9%
$42,434,512	[2]	ABN AMRO Chicago Corp. (Series1997-1), LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	$42,434,512
30,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2003-05), Weekly VRDNs (FGIC, FSA., MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	30,000,000
15,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2005-26), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	15,000,000
38,964,000	[2]	Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate), (Series 1998-2), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	38,964,000
3,485,000		Dallas County, AL Housing Development Corp., (Series 1999: Jim Manor Garden Homes), Weekly VRDNs (Dallas County, AL)/(Wachovia Bank N.A. LOC)	3,485,000
3,234,895	[2]	Koch Floating Rate Trust (Multistate Non-AMT), (Series 1999-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	3,234,895
5,774,845	[2]	Koch Floating Rate Trust (Multistate Non-AMT), (Series 2000-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	5,774,845
25,977,608	[2]	Koch Floating Rate Trust (Multistate Non-AMT), (Series 2001-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	25,977,608
2,507,059	[2]	Koch Floating Rate Trust (Multistate Non-AMT), (Series 2002-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	2,507,059
6,000,000		Missouri-Illinois Metropolitan District Bi-State Development Agency, (Series 2002A), Weekly VRDNs (Metrolink Cross County Extension)/ (FSA INS)/(WestLB AG (GTD) LIQ)	6,000,000
30,105,000	[2]	TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ)	30,105,000
		TOTAL	203,482,919
		Nevada--0.2%
7,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-1), Weekly VRDNs (Nevada State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	7,500,000
13,105,000	[2]	Clark County, NV, PUTTERs (Series 996), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dresdner Bank AG, Frankfurt LIQ)	13,105,000
		TOTAL	20,605,000
		New Hampshire--0.3%
17,325,000		New Hampshire HEFA, (Series 2002B), Weekly VRDNs (Catholic Medical Center)/(Citizens Bank of Massachusetts LOC)	17,325,000
8,950,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 1997B), Weekly VRDNs (RiverWoods at Exeter)/(Lasalle Bank, N.A. LOC)	8,950,000
850,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(FSA INS)/(Chase Bank USA, N.A. and Dexia Credit Local LIQs)	850,000
		TOTAL	27,125,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Jersey--2.6%
$5,000,000		Carlstadt, NJ, 3.375% BANs, 2/3/2006	$5,024,885
5,260,750		Collingswood, NJ, 3.50% BANs, 3/10/2006	5,290,231
11,860,000	[2]	Delaware River Port Authority, PUTTERs (Series 144), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	11,860,000
19,000,000		East Brunswick Township, NJ, 3.25% BANs, 2/24/2006	19,084,466
6,500,000		East Brunswick Township, NJ, 3.75% BANs, 7/5/2006	6,561,516
23,288,233		Edison Township, NJ, 3.75% BANs, 6/21/2006	23,511,701
18,715,000		Englewood, NJ, 3.75% BANs, 7/7/2006	18,894,880
7,362,500		Ewing Township, NJ, 3.25% BANs, 1/25/2006	7,393,883
5,000,000		Haddon Township, NJ, 3.70% BANs, 4/21/2006	5,031,524
5,654,395		Hightstown Borough, NJ, 3.375% BANs, 2/10/2006	5,682,858
3,110,000		Mahwah Township, NJ, 3.00% BANs, 10/21/2005	3,117,445
3,200,000		Mahwah Township, NJ, 3.75% BANs, 6/16/2006	3,228,560
6,000,000		Montclair Township, NJ, 3.25% BANs, 2/17/2006	6,025,744
6,856,100		Montclair Township, NJ, 3.75% BANs, 6/23/2006	6,918,682
6,619,500		Montclair Township, NJ, 3.75% BANs, 6/23/2006	6,679,923
4,000,000		Morristown, NJ, 3.75% TANs, 2/13/2006	4,019,190
5,295,000	[2]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54), Weekly VRDNs (FSA INS)/ (Morgan Stanley LIQ)	5,295,000
24,605,000	[2]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 2002-775D), Weekly VRDNs (AMBAC, FSA INS) and Morgan Stanley LIQs)	24,605,000
21,565,000	[2]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 241), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	21,565,000
39,915,000	[2]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 823), Weekly VRDNs (United States Treasury COL)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	39,915,000
14,370,000		Ocean City, NJ, 3.00% BANs, 10/28/2005	14,407,381
21,230,000		Passaic County, NJ, 3.75% BANs, 7/14/2006	21,430,216
7,761,430		Tewksbury Township, NJ, 3.25% BANs, 1/13/2006	7,793,902
		TOTAL	273,336,987
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Mexico--0.2%
$16,950,000		New Mexico State Hospital Equipment Loan Council, (Series 2005A), Weekly VRDNs (Presbyterian Healthcare Services)/(FSA INS)/(Citibank N.A., New York LIQ)	$16,950,000
		New York--10.6%
12,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT), (Series 1999-2), Weekly VRDNs (Metropolitan Transportation Authority, NY)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,000,000
4,465,000		Albany, NY IDA, (Series 2001A: Empire Commons East), Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/ (Key Bank, N.A. LIQ)	4,465,000
3,000,000		Commack, NY Union Free School District, 3.75% TANs, 6/30/2006	3,028,522
6,000,000		Commack, NY Union Free School District, 4.00% TANs, 6/30/2006	6,070,364
9,000,000		East Islip, NY Union Free School District, 3.75% TANs, 6/30/2006	9,078,269
13,600,000		Long Island Power Authority, NY (Series 1A), Weekly VRDNs (Bayerische Landesbank (GTD) and Landesbank Baden-Wuerttemberg (GTD) LOCs)	13,600,000
6,120,000		Metropolitan Transportation Authority, NY, (Series 2002D-2) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	6,120,000
25,000,000		Metropolitan Transportation Authority, NY, (Series 2004A-1) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(DePfa Bank PLC LIQ)	25,000,000
76,600,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series 2005A) Weekly VRDNs (XL Capital Assurance Inc. INS)/ (Citibank N.A., New York LIQ)	76,600,000
21,100,000	[2]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	21,100,000
10,000,000		Mineola, NY Union Free School District, 4.00% TANs, 6/30/2006	10,115,459
37,700,000		New York City, NY Housing Development Corp., (Series 2003A: 2 Gold Street), Weekly VRDNs (2 Gold LLC)/(Bank of America N.A. LOC)	37,700,000
10,000,000		New York City, NY Housing Development Corp., (Series 2004A), Weekly VRDNs (B.C.R.E.-90 West Street LLC)/(HSBC Bank USA LOC)	10,000,000
5,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/ (Bank of America N.A. and Bank of New York LOCs)	5,000,000
10,300,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B), Daily VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/ (Bank of America N.A. and Bank of New York LOCs)	10,300,000
17,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004), Weekly VRDNs (FC Hanson Office Associates LLC)/(Lloyds TSB Bank PLC, London LOC)	17,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$41,505,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1), Daily VRDNs (Dexia Credit Local LIQ)	$41,505,000
8,450,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-2), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	8,450,000
26,600,000		New York City, NY Municipal Water Finance Authority, (Series 2003 C-1), Daily VRDNs (State Street Bank and Trust Co. LIQ)	26,600,000
49,900,000	[2]	New York City, NY Transitional Finance Authority, (Series 2002 FR/RI- L11), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	49,900,000
16,855,000	[2]	New York City, NY Transitional Finance Authority, MERLOTS (Series 2002-A40), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	16,855,000
49,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003-2-C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	49,000,000
4,775,000		New York City, NY (1994 Series H-4), Weekly VRDNs (AMBAC INS)/ (KBC Bank N.V. LIQ)	4,775,000
21,000,000		New York City, NY (1995 Series B-9), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	21,000,000
20,000		New York City, NY (1996 Series J-2), Weekly VRDNs (WestLB AG (GTD) LOC)	20,000
19,500,000		New York City, NY (1996 Series J-3), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	19,500,000
26,750,000		New York City, NY (2004 Series A-6), Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC)	26,750,000
30,000,000	[2]	New York City, NY, ROCs (Series 251), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	30,000,000
6,250,000		New York State Dormitory Authority, (Series 2005), Weekly VRDNs (Park Ridge Hospital, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	6,250,000
6,985,000	[2]	New York State Dormitory Authority, MERLOTS (Series 2002-A56), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,985,000
65,950,000		New York State Dormitory Authority, Mental Health Services (Subseries 2003D-2A), Weekly VRDNs (New York State)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	65,950,000
5,000,000		New York State Dormitory Authority, Mental Health Services (Subseries 2003D-2D), Weekly VRDNs (New York State)/(AMBAC INS)/(Landesbank Baden-Wuerttemberg (GTD) LIQ)	5,000,000
3,670,000	[2]	New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Floater Certificates (Series 2001-658), Weekly VRDNs (Morgan Stanley LIQ)	3,670,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$16,100,000		New York State HFA, Service Contract Revenue Bonds (2003 Series C), Weekly VRDNs (Dexia Credit Local LOC)	$16,100,000
9,500,000		New York State HFA, Service Contract Revenue Bonds (2003 Series E), Weekly VRDNs (BNP Paribas SA LOC)	9,500,000
43,400,000		New York State HFA, Service Contract Revenue Bonds (2003 Series G), Weekly VRDNs (WestLB AG (GTD) LOC)	43,400,000
12,000,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LOC)	12,000,000
16,075,000		New York State Urban Development Corp., (Series 2004A-3-A), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(CDC IXIS Financial Guaranty N.A. INS)/(Dexia Credit Local LIQ)	16,075,000
6,500,000		Port Washington, NY Union Free School District, 4.00% TANs, 6/22/2006	6,573,262
73,200,000		Triborough Bridge & Tunnel Authority, NY (Series 2002F), Weekly VRDNs (ABN AMRO Bank NV, Amsterdam LIQ)	73,200,000
112,000,000		Triborough Bridge & Tunnel Authority, NY (Series 2005B-1), Weekly VRDNs (DePfa Bank PLC LIQ)	112,000,000
83,600,000		Triborough Bridge & Tunnel Authority, NY (Series 2005B-3), Weekly VRDNs (Bank of America N.A. LIQ)	83,600,000
27,305,000	[2]	Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ)	27,305,000
21,600,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000-B), Weekly VRDNs (FSA INS)/(Landesbank Baden-Wuerttemberg (GTD) LIQ)	21,600,000
18,755,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	18,755,000
8,340,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000C), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LIQs)	8,340,000
22,585,000		Ulster County, NY, 4.00% BANs, 6/9/2006	22,829,215
		TOTAL	1,120,665,091
		North Carolina--0.4%
3,500,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC)	3,500,000
4,210,000		North Carolina Medical Care Commission, (Series 2001), Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	4,210,000
9,900,000		North Carolina Medical Care Commission, (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	9,900,000
26,685,000		North Carolina Medical Care Commission, (Series 2001B), Weekly VRDNs (Moses H. Cone Memorial)	26,685,000
		TOTAL	44,295,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--4.9%
$8,338,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 1998-18), Weekly VRDNs (Cleveland, OH Waterworks)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$8,338,000
6,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 2004-14), Weekly VRDNs (Columbus, OH City School District)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	6,500,000
1,515,000		Akron, Bath & Copley, OH Joint Township, Weekly VRDNs (Visiting Nurses)/(National City Bank, Ohio LOC)	1,515,000
6,010,000		Ashland County, OH Health Care, (Series 1999), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	6,010,000
6,495,000		Butler County Hospital, (Series 2002), Weekly VRDNs (Middletown Regional Hospital)/(J.P. Morgan Chase Bank, N.A. LOC)	6,495,000
5,500,000		Butler County, OH, (Series 2002), Weekly VRDNs (LifeSphere, Inc.)/(U.S. Bank, N.A. LOC)	5,500,000
5,060,000		Butler County, OH, (Series A), 3.25% BANs, 3/9/2006	5,082,295
4,090,000	[2]	Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	4,090,000
4,860,000		Clark County, OH, (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A. LIQ)	4,860,000
4,165,000		Clark County, OH, (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	4,165,000
6,000,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004), Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC)	6,000,000
12,000,000		Cuyahoga County, OH Health Care Facilities, (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	12,000,000
4,160,000		Cuyahoga County, OH Hospital Authority, (Series 1998-II), Weekly VRDNs (W.O. Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ)	4,160,000
4,410,000		Cuyahoga County, OH Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	4,410,000
5,000,000		Cuyahoga County, OH IDA, (Series A-1 Remarketing), Weekly VRDNs (University School)/(Key Bank, N.A. LOC)	5,000,000
24,020,000		Cuyahoga County, OH (Series 1999), Weekly VRDNs (The Renaissance)/(Lasalle Bank, N.A. LOC)	24,020,000
4,000,000		Cuyahoga County, OH (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC)	4,000,000
13,980,000		Cuyahoga Falls, OH, 3.00% BANs, 12/15/2005	14,018,182
4,890,000		Cuyahoga, OH Community College District, (Series 2002B), Weekly VRDNs (AMBAC INS)/(Key Bank, N.A. LIQ)	4,890,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$14,400,000		Dublin, OH City School District (Series B), 3.00% BANs, 10/13/2005	$14,425,459
6,800,000		Dublin, OH City School District, 3.50% BANs, 12/15/2005	6,821,838
1,250,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC)	1,250,000
7,250,000		Franklin County, OH Health Care Facilities, (Series 2004), Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC)	7,250,000
14,705,000		Franklin County, OH Health Care Facilities, (Series 2005), Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC)	14,705,000
32,000,000		Franklin County, OH Health Care Facilities, (Series 2005), Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC)	32,000,000
6,670,000		Franklin County, OH Health Care Facilities, Refunding & Improvement Revs (Series 2002 B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank, Ohio LOC)	6,670,000
4,500,000		Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	4,500,000
14,525,000		Franklin County, OH Revenue, (Series 2000F), Weekly VRDNs (Trinity Healthcare Credit Group)	14,525,000
5,950,000		Geauga County, OH (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC)	5,950,000
1,130,000		Genoa Village, OH (Series 1999), Weekly VRDNs (Genoa Health Care Center)/(Fifth Third Bank, Cincinnati LOC)	1,130,000
7,385,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A), Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC)	7,385,000
2,770,000		Greene County, OH (Series 2005A), 3.00% BANs, 2/23/2006	2,779,155
5,000,000		Grove City, OH, 3.00% BANs, 12/7/2005	5,013,712
3,580,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A), Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC)	3,580,000
10,800,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A), Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(J.P. Morgan Chase Bank, N.A. LOC)	10,800,000
5,000,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002-I), Weekly VRDNs (Children's Hospital Medical Center)/(U.S. Bank, N.A. LOC)	5,000,000
4,393,000		Hamilton County, OH Hospital Facilities Authority, (Series B), Revenue Bonds Weekly VRDNs (Health Alliance of Greater Cincinnati)/(MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ)	4,393,000
4,620,000		Hamilton County, OH (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(Lasalle Bank, N.A. LOC)	4,620,000
9,000,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs)	9,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$6,350,000		Hamilton, OH, 4.00% BANs, 5/4/2006	$6,403,685
8,745,000		Huber Heights, OH, 3.25% BANs, 3/16/2006	8,782,092
4,450,000		Lima, OH, 4.00% BANs, 5/4/2006	4,483,641
6,990,000		Lorain County, OH EDA, Weekly VRDNs (Lake Ridge Academy)/ (National City Bank, Ohio LOC)	6,990,000
4,820,000		Louisville, OH (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/ (FirstMerit Bank, N.A. LOC)	4,820,000
5,250,000		Louisville, OH (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/ (FirstMerit Bank, N.A. LOC)	5,250,000
7,400,000		Lucas County, OH IDA, Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC)	7,400,000
12,545,000		Lucas County, OH, Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC)	12,545,000
30,000		Lucas County, OH, Weekly VRDNs (Sunshine Children's Home)/ (National City Bank, Ohio LOC)	30,000
9,000,000		Mahoning County, OH Hospital Facilities, (Series B), Weekly VRDNs (Forum Group, Inc.)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	9,000,000
3,283,000		Maple Heights, OH City School District, 3.85% BANs, 4/28/2006	3,306,605
1,220,000		Marion County, OH Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,220,000
3,880,000		Marysville, OH (Series A), 3.00% BANs, 8/25/2005	3,882,013
4,550,000		Mason, OH, 4.25% BANs, 5/25/2006	4,598,560
2,450,000		Middletown, OH, Weekly VRDNs (Bishop Fenwick High School)/ (J.P. Morgan Chase Bank, N.A. LOC)	2,450,000
5,925,000		North Ridgeville, OH (Series C), 4.00% BANs, 5/3/2006	5,970,524
4,625,000	[2]	Ohio State Building Authority, (Series 2002) FR/RI-L39J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	4,625,000
440,000		Ohio State Higher Educational Facilities Commission, Weekly VRDNs (Notre Dame College)/(National City Bank, Ohio LOC)	440,000
3,620,000		Ohio State Higher Educational Facilities Commission, (Series A), Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC)	3,620,000
5,695,000	[2]	Ohio State Turnpike Commission, Morgan Stanley Floater Certificates (Series1998-71), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	5,695,000
1,900,000		Ohio State University, (Series 1999 B2), Weekly VRDNs	1,900,000
6,000,000		Ohio State, (Series 2001B), Weekly VRDNs	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$25,000,000		Ohio State, Common Schools General Obligation Bonds (Series 2005A), Weekly VRDNs	$25,000,000
5,375,000	[2]	Ohio State, (Series 2002) FR/RI-L31J, Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,375,000
2,500,000		Painesville, OH Local School District, 2.71% BANs, 2/16/2006	2,504,114
7,750,000		Painesville, OH Local School District, 3.50% BANs, 2/16/2006	7,778,820
8,750,000		Pike County, OH Health Care Facilities, (Series 2005), Weekly VRDNs (Bristol Village Homes)/(Key Bank, N.A. LOC)	8,750,000
3,000,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, J.P. Morgan Chase Bank, N.A., Lasalle Bank, N.A. and U.S. Bank, N.A. LOCs)	3,000,000
3,600,000		Richland County, OH, 2.25% BANs, 9/8/2005	3,602,211
3,300,000		Rickenbacker, OH Port Authority, (Series 1992), Weekly VRDNs (Rickenbacker Holdings, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	3,300,000
4,955,000		Ross County, OH, Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC)	4,955,000
7,780,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC)	7,780,000
9,000,000		Seneca East Local School District, OH, 3.45% BANs, 11/3/2005	9,014,713
2,225,000		Summit County, OH (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC)	2,225,000
5,905,000		Summit County, OH (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC)	5,905,000
7,000,000		University of Toledo, (Series A), 3.25% BANs, 1/26/2006	7,029,986
3,935,000		Village of Holland, OH (Series 2001), Weekly VRDNs (Anne Grady Corp.)/ (Fifth Third Bank, Cincinnati LOC)	3,935,000
9,075,000		Warrensville Heights, OH, 4.00% BANs, 6/1/2006	9,148,366
1,000,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty)/(J.P. Morgan Chase Bank, N.A. LOC)	1,000,000
		TOTAL	512,566,971
		Oklahoma--0.2%
4,600,000		Muskogee, OK Industrial Trust, (Series 1985), Weekly VRDNs (Warmack Muskogee Ltd. Partnership)/(Bank of America N.A. LOC)	4,600,000
3,090,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC)	3,090,000
7,400,000		Oklahoma State Industries Authority, (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC)	7,400,000
7,885,000		Payne County, OK EDA (Series 2005), Weekly VRDNs (OSUF Phase III Student Housing LLC)/(AMBAC INS)/(Dexia Credit Local LIQ)	7,885,000
		TOTAL	22,975,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Oregon--0.6%
$12,900,000		Oregon State Housing and Community Services Department, (Series O), 2.23% BANs, 12/1/2005	$12,900,000
27,525,000		Oregon State, Veteran's Welfare Bonds (Series 73E), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	27,525,000
5,500,000		Portland, OR Economic Development Revenue Board, (Series 2003-A), Weekly VRDNs (Broadway Housing LLC)/(AMBAC INS)/(Key Bank, N.A. LIQ)	5,500,000
12,385,000	[2]	Portland, OR Sewer System, (PT-2687), 2.65% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 1/5/2006	12,385,000
		TOTAL	58,310,000
		Pennsylvania--6.3%
6,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT), (Series 2003-24), Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	6,000,000
16,665,000		Adams County, PA IDA (Series 2002), Weekly VRDNs (Wellspan Properties, Inc.)/(AMBAC INS)/(Allied Irish Banks PLC LIQ)	16,665,000
5,130,000		Allegheny County, PA HDA (Series 1990 D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/ (J.P. Morgan Chase Bank, N.A. LIQ)	5,130,000
10,000,000		Allegheny County, PA HDA (Series 2005A), Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC)	10,000,000
10,005,000		Allegheny County, PA HDA (Series 2005B), Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC)	10,005,000
4,455,000		Allegheny County, PA HDA (Series B1), Weekly VRDNs (Presbyterian University Hospital)/(J.P. Morgan Chase Bank, N.A. LOC)	4,455,000
3,095,000		Allegheny County, PA IDA (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank, Pennsylvania LOC)	3,095,000
2,850,000		Allegheny County, PA IDA (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC)	2,850,000
3,000,000		Allegheny County, PA IDA (Series 2005), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC)	3,000,000
2,015,000		Allegheny County, PA IDA (Series A of 1997), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	2,015,000
585,000		Allegheny County, PA IDA (Series B of 1997), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	585,000
6,900,000		Allegheny County, PA IDA (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC)	6,900,000
5,000,000		Allegheny County, PA IDA (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$4,000,000		Bermudian Springs, PA School District, (Series 2005), Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ)	$4,000,000
11,305,000		Butler County, PA IDA (Series 2000A), Weekly VRDNs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ)	11,305,000
5,180,000		Butler County, PA IDA (Series 2000B), Weekly VRDNs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ)	5,180,000
13,760,000		Butler County, PA IDA (Series A of 2004), Weekly VRDNs (Concordia Lutheran Ministries)/(Bank of America N.A. LOC)	13,760,000
4,150,000		Central Bucks, PA School District, (Series A of 2000), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,150,000
4,440,000		Chartiers Valley, PA Industrial & Commercial Development Authority, (Series 2000B), Weekly VRDNs (Asbury Heights)/(Lasalle Bank, N.A. LOC)	4,440,000
9,600,000		Chester County, PA IDA (Series of 2003), Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC)	9,600,000
8,400,000		Clearfield County, PA IDA (Series 2002), Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC)	8,400,000
5,000,000	[2]	Commonwealth of Pennsylvania, (Series 2001-JPMC5), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	5,000,000
4,561,500	[2]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	4,561,500
6,000,000		Cumberland County, PA Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)	6,000,000
3,200,000		Cumberland County, PA (Series of 2001), Weekly VRDNs (AMBAC INS)/ (Wachovia Bank N.A. LIQ)	3,200,000
4,100,000		Dallastown Area School District, PA (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,100,000
16,270,000		Dauphin County, PA General Authority, Education and Health Loan Program (Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	16,270,000
4,400,000		Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC)	4,400,000
4,555,000	[2]	Delaware Valley, PA Regional Finance Authority, Variable Rate Certificates (Series 2002E), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	4,555,000
18,500,000		Doylestown Hospital Authority, PA (Series 1998 B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	18,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$12,450,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$12,450,000
8,000,000		Hamburg, PA Area School District, (Series of 2005), Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ)	8,000,000
10,840,000		Huntingdon County, PA General Authority, (Series A), Weekly VRDNs (Juniata College)/(PNC Bank, N.A. LOC)	10,840,000
2,442,000		Lawrence County, PA IDA (Series 2003),Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC)	2,442,000
4,720,000		Lebanon County, PA Health Facilities Authority, (Series 1999),Weekly VRDNs (United Church of Christ Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,720,000
5,500,000		Luzerne County, PA (Series 2004),Weekly VRDNs (PNC Bank, N.A. LOC)	5,500,000
8,200,000		Mercersburg Borough, PA General Purpose Authority, (Series A of 2000), Weekly VRDNs (Regents of the Mercersburg College)/(SunTrust Bank LOC)	8,200,000
9,300,000		Mercersburg Borough, PA General Purpose Authority, (Series B of 2000), Weekly VRDNs (Regents of the Mercersburg College)/(SunTrust Bank LOC)	9,300,000
17,805,000		Montgomery County, PA IDA (Series 2005), Weekly VRDNs (Meadowood Corp.)/(Citizens Bank of Pennsylvania LOC)	17,805,000
10,150,000		Montgomery County, PA IDA, PCR (2002 Series A), Weekly VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank N.A. LOC)	10,150,000
3,780,000		Moon, PA IDA (Series 2005), Weekly VRDNs (YMCA of Greater Pittsburgh)/ (PNC Bank, N.A. LOC)	3,780,000
1,100,000		Pennsylvania EDFA (Series 1996 E), Weekly VRDNs (Adelphoi, Inc.)/ (PNC Bank, N.A. LOC)	1,100,000
8,100,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5), Weekly VRDNs (Keystone College)/ (PNC Bank, N.A. LOC)	8,100,000
9,800,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Weekly VRDNs (Drexel University)/(Landesbank Hessen-Thueringen (GTD) LOC)	9,800,000
7,400,000		Pennsylvania State Higher Education Facilities Authority, (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC)	7,400,000
2,100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC)	2,100,000
7,685,000		Pennsylvania State Higher Education Facilities Authority, (Series J1), Weekly VRDNs (Juniata College)/(Allied Irish Banks PLC LOC)	7,685,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$6,975,000	[2]	Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	$6,975,000
1,000,000		Pennsylvania State University, (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ)	1,000,000
4,000,000		Philadelphia, PA Authority for Industrial Development, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC)	4,000,000
17,750,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003A), Daily VRDNs (Children's Hospital of Philadelphia)/ (J.P. Morgan Chase Bank, N.A. LIQ)	17,750,000
3,755,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC)	3,755,000
63,465,000		Philadelphia, PA Water & Wastewater System, (Series 2003), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	63,465,000
138,600,000		Philadelphia, PA, (Series A of 2005-2006), 4.00% TRANs, 6/30/2006	140,114,422
8,300,000	[2]	Pittsburgh, PA, SG-71 Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	8,300,000
9,000,000		Southcentral PA, General Authority, (Series 2005), Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	9,000,000
16,755,000		Southcentral PA, General Authority, (Series 2005A), Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank N.A., New York LIQ)	16,755,000
29,635,000		Southcentral PA, General Authority, (Series 2005B), Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank N.A., New York LIQ)	29,635,000
10,765,000		Washington County, PA IDA (Series 2000), Weekly VRDNs (Presbyterian SeniorCare-Southminister Place)/(Radian Asset Assurance INS)/ (National City Bank, Pennsylvania LIQ)	10,765,000
4,000,000		Westmoreland County, PA IDA (Series 2000A), Weekly VRDNs (Redstone Presbyterian Senior Care Obligated Group)/(Mellon Bank N.A., Pittsburgh LOC)	4,000,000
13,295,000		Westmoreland County, PA IDA (Series 2005C), Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC)	13,295,000
		TOTAL	661,302,922
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Puerto Rico--0.4%
$22,087,500	[2]	Commonwealth of Puerto Rico, (Series 2002-746D), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	$22,087,500
4,200,000		Puerto Rico Highway and Transportation Authority, (Series A), Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	4,200,000
13,290,000	[2]	Puerto Rico Public Finance Corp., (Series 2004-911), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Morgan Stanley LIQ)	13,290,000
1,995,000	[2]	Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	1,995,000
		TOTAL	41,572,500
		South Carolina--0.7%
5,922,000	[2]	Berkeley County, SC School District, Floater Certificates (Series 2001-656), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	5,922,000
4,905,000	[2]	Grand Strand Water & Sewage Authority, SC, MERLOTS (Series 2001-A118), 2.11% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	4,905,000
38,895,000		South Carolina Jobs-EDA (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC)	38,895,000
5,000,000		South Carolina Jobs-EDA (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC)	5,000,000
9,867,500	[2]	South Carolina State Public Service Authority, MERLOTS (Series 2004-B6), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	9,867,500
6,500,000	[2]	South Carolina State Public Service Authority, MERLOTS (Series 2000L), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,500,000
2,420,000		University of South Carolina Athletic Facilities, (Series 2005A), 3.50% BANs, 3/16/2006	2,434,669
		TOTAL	73,524,169
		Tennessee--2.6%
13,071,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-1), Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	13,071,000
14,610,000		Chattanooga, TN HEFA, Weekly VRDNs (Mccallie School)/(SunTrust Bank LOC)	14,610,000
6,800,000		Chattanooga, TN HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC)	6,800,000
9,005,000		Chattanooga, TN HEFA (Series 2003), Weekly VRDNs (Southern Adventist University)/(Bank of America N.A. LOC)	9,005,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Tennessee--continued
$4,100,000		Chattanooga, TN IDB (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC)	$4,100,000
17,435,000	[2]	Elizabethton, TN Health & Educational Facilities Board, MERLOTS (Series 2000 GG), 2.11% TOBs (Mountain States Health Alliance)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	17,435,000
22,000,000		Hendersonville, TN IDB (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC)	22,000,000
7,200,000		Jackson County, TN IDB (Series B), Daily VRDNs (Esselte AB)/(Bank of America N.A. LOC)	7,200,000
9,065,000		Jackson, TN Energy Authority, (Series 2002), Weekly VRDNs (Jackson, TN Gas System)/(FSA INS)/(SunTrust Bank LIQ)	9,065,000
10,655,000		Jackson, TN Energy Authority, (Series 2002), Weekly VRDNs (Jackson, TN Water System)/(FSA INS)/(SunTrust Bank LIQ)	10,655,000
6,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank LOC)	6,300,000
10,700,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(Amsouth Bank N.A., Birmingham, AL LOC)	10,700,000
1,725,000		Knox County, TN IDB, (Series 1999), Weekly VRDNs (Educational Services of the South, Inc.)/(SunTrust Bank LOC)	1,725,000
8,450,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC)	8,450,000
775,000		Memphis, TN (Series 1995A), Weekly VRDNs (WestLB AG (GTD) LIQ)	775,000
26,700,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Weekly VRDNs (Belmont University)/(SunTrust Bank LOC)	26,700,000
600,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank LOC)	600,000
6,500,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank LOC)	6,500,000
7,925,000		Metropolitan Government Nashville & Davidson County, TN IDB (Series 2003), Weekly VRDNs (David Lipscomb University)/(SunTrust Bank LOC)	7,925,000
17,000,000		Metropolitan Government Nashville & Davidson County, TN IDB (Series 2004), Weekly VRDNs (Nashville Symphony Association)/ (Bank of America N.A. LOC)	17,000,000
295,000		Montgomery County, TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996), Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	295,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Tennessee --continued
$4,200,000		Sevier County, TN Public Building Authority, (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/ (AMBAC INS)/(KBC Bank N.V. LIQ)	$4,200,000
2,685,000		Sevier County, TN Public Building Authority, (Series II-G-3), Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V. LIQ)	2,685,000
7,860,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds, (Series II-G-1), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	7,860,000
20,900,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2003C), Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC)	20,900,000
5,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2004A), 3.00% Bonds (Baptist Memorial Healthcare), 9/1/2005	5,005,230
11,545,000	[2]	Shelby County, TN, Floater Certificates (Series 2001-561), Weekly VRDNs (Morgan Stanley LIQ)	11,545,000
710,000		Washington County, TN IDB, (Series 1996), Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	710,000
24,500,000		Wilson County, TN Sports Authority, (Series 1999), Weekly VRDNs (Mercantile Safe Deposit & Trust Co., Baltimore LOC)	24,500,000
		TOTAL	278,316,230
		Texas--8.8%
20,996,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-19), Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	20,996,000
5,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-16), Weekly VRDNs (Leander, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	5,500,000
16,745,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2004-5) Weekly VRDNs (Lake Travis, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	16,745,000
24,470,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Texas Non-AMT), (Series 2005-8) Weekly VRDNs (North Texas Tollway Authority)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	24,470,000
10,890,000	[2]	Aldine, TX ISD, (Series 1997), SGB-30 Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)	10,890,000
5,945,000	[2]	Arlington, TX, PUTTERs (Series 760), Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase Bank, N.A. LIQ)	5,945,000
13,805,000	[2]	Austin, TX Electric Utility System, (Series 2002-744D), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	13,805,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$6,415,000	[2]	Austin, TX Water and Wastewater System, MERLOTS (Series 2001 A-63), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	$6,415,000
10,000,000	[2]	Austin, TX, MERLOTS (Series 2000-A26), 2.11% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	10,000,000
14,275,000	[2]	Bastrop, TX ISD (PT-2775), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	14,275,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A), Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC)	3,500,000
14,560,000	[2]	Bexar County, TX, Clippers (Series 2001-3), 2.30% TOBs (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/8/2005	14,560,000
10,000,000		Crawford, TX Education Facilities Corp., (Series 2004A), Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC)	10,000,000
11,875,000	[2]	Cypress-Fairbanks, TX ISD (PT-2858), 2.65% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 1/5/2006	11,875,000
10,720,000	[2]	Fort Worth, TX Water & Sewer, (PT-2692), Weekly VRDNs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ)	10,720,000
12,225,000	[2]	Frisco, TX (PT-2737), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Merrill Lynch & Co., Inc. LIQ)	12,225,000
8,605,000	[2]	Frisco, TX (PT-2789), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Merrill Lynch & Co., Inc. LIQ)	8,605,000
400,000		Grapevine, TX, IDC (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC)	400,000
13,460,000	[2]	Grapevine-Colleyville, TX ISD (PT-2766), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	13,460,000
4,900,000		Harris County, TX HFDC (Series 2000), Weekly VRDNs (St. Dominic Village)/(J.P. Morgan Chase Bank, N.A. LOC)	4,900,000
12,900,000		Harris County, TX HFDC (Series 2002), Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(J.P. Morgan Chase Bank, N.A. LOC)	12,900,000
144,085,000		Harris County, TX HFDC (Series 2005B), Daily VRDNs (Methodist Hospital, Harris County, TX)	144,085,000
25,350,000	[2]	Harris County, TX, ROCs (Series 4056), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	25,350,000
12,000,000	[2]	Houston, TX Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	12,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$10,580,000	[2]	Houston, TX Combined Utility System, (PT-2670), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	$10,580,000
3,235,000	[2]	Houston, TX Combined Utility System, MERLOTS (Series 2004 C-17), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	3,235,000
10,270,000		Houston, TX Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC)	10,270,000
19,435,000	[2]	Houston, TX ISD, Floater Certificates (Series 1998-133) Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley LIQ)	19,435,000
15,300,000	[2]	Houston, TX Water & Sewer System, MERLOTS (Series 2001-A128), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	15,300,000
4,160,000	[2]	Houston, TX Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	4,160,000
11,575,000	[2]	Keller, TX ISD, (PT-3034), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	11,575,000
11,315,000		Kendall County, TX HFDC, (Series 2002-A), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	11,315,000
9,145,000	[2]	Laredo, TX ISD, (PT-2673), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	9,145,000
8,560,000	[2]	McKinney, TX ISD, (PT-1180), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	8,560,000
5,145,000	[2]	North East, TX ISD, PUTTERs (Series 390), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(J.P. Morgan Chase Bank, N.A. LIQ)	5,145,000
970,000		North Richland Hills, TX IDC, Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	970,000
7,500,000		Richmond, TX Higher Education Finance Corp., (Series 2003-A), Weekly VRDNs (Bayou Student Housing LLC - University of Houston)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	7,500,000
5,400,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A12), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	5,400,000
13,175,000	[2]	San Antonio, TX Electric & Gas System, PUTTERs (Series 768), Weekly VRDNs (FSA INS)/(Dresdner Bank AG, Frankfurt LIQ)	13,175,000
5,385,000	[2]	San Antonio, TX Electric & Gas System, PUTTERs (Series 769) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	5,385,000
50,100,000		San Antonio, TX Electric & Gas System, (Series 2003), Weekly VRDNs (Bank of America N.A. LIQ)	50,100,000
40,000,000		San Antonio, TX Electric & Gas System, Junior Lien Revenue Bonds (Series 2004), 2.20% TOBs (BNP Paribas SA LIQ), Mandatory Tender 12/1/2005	40,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$5,850,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2001 A10), Weekly VRDNs (Wachovia Bank N.A. LIQ)	$5,850,000
82,110,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 2.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/25/2006	82,110,000
11,100,000	[2]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ)	11,100,000
7,495,000	[2]	San Antonio, TX Electric & Gas System, (PT-1708), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	7,495,000
8,170,000	[2]	San Antonio, TX Electric & Gas System, PUTTERS (Series 771), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	8,170,000
7,935,000	[2]	San Antonio, TX ISD, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	7,935,000
8,030,000		Tarrant County, TX HFA (Series A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	8,030,000
11,510,000	[2]	Tarrant County, TX Housing Finance Corp., (PT-482) Weekly VRDNs (Bear Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ)	11,510,000
139,500,000	[2]	Texas State, TRANs (Series 2004 FR/RI-L60J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	139,500,000
6,000,000	[2]	Texas Turnpike Authority, ROCs (Series 188), Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ)	6,000,000
		TOTAL	932,571,000
		Utah--0.5%
10,000,000		Murray City, UT (Series 2003A), Weekly VRDNs (IHC Health Services, Inc.)	10,000,000
43,000,000		Utah County, UT (Series 2002B), Weekly VRDNs (IHC Health Services, Inc.)/(WestLB AG (GTD) LIQ)	43,000,000
2,490,000	[2]	Utah State Municipal Power Agency, (PT-1813), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,490,000
		TOTAL	55,490,000
		Vermont--0.0%
48,000		Vermont Educational and Health Buildings Financing Agency, (Series 1995A), Weekly VRDNs (Key Bank, N.A. LOC)	48,000
		Virginia--0.8%
10,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT), (Series 1998-21) Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	10,500,000
4,195,000		Albemarle County, VA IDA (Series 1999), Weekly VRDNs (Region Ten Community Services Board, Inc.)/(Wachovia Bank N.A. LOC)	4,195,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Virginia--continued
$4,385,000		Alexandria, VA IDA (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	$4,385,000
2,720,000		Arlington County, VA (Series 2000A), Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC)	2,720,000
3,340,000		Fairfax County, VA EDA (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC)	3,340,000
1,315,000		Fairfax County, VA EDA (Series 2002), Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC)	1,315,000
810,000		Fauquier County, VA IDA, Weekly VRDNs (Warrenton Development Co.)/ (Bank of America N.A. LOC)	810,000
3,245,000		Henrico County, VA EDA (Series 2001), Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC)	3,245,000
3,530,000		Henrico County, VA EDA (Series 2001), Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC)	3,530,000
15,500,000		Henrico County, VA EDA (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank N.V. LOC)	15,500,000
16,800,000	[2]	Henrico County, VA IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ)	16,800,000
2,000,000		James City County, VA IDA (Series 1997), Weekly VRDNs (Riverside Health System)	2,000,000
5,545,000		Loudoun County, VA IDA (Series 2003A), Daily VRDNs (Howard Hughes Medical Institute)	5,545,000
6,500,000		Spotsylvania County, VA IDA (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/(SunTrust Bank LOC)	6,500,000
1,220,000	[2]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Morgan Stanley LIQ)	1,220,000
		TOTAL	81,605,000
		Washington--1.9%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-16), Weekly VRDNs (Port of Seattle, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
11,957,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-12), Weekly VRDNs (Washington State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	11,957,000
5,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2001-1), Weekly VRDNs (King County, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Washington--continued
$8,680,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-36), Weekly VRDNs (Tacoma, WA Regional Water Supply System)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$8,680,000
4,170,000	[2]	Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	4,170,000
8,130,000	[2]	Clark County, WA School District No. 119 Battleground, (PT-2786), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	8,130,000
8,500,000	[2]	Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen (GTD) LIQ)	8,500,000
12,635,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-D-3-2: Project No. 3), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Dexia Credit Local LIQ)	12,635,000
12,450,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	12,450,000
5,220,000	[2]	Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/ (Merrill Lynch & Co., Inc. LIQ)	5,220,000
10,870,000	[2]	Energy Northwest, WA, ROCs (Series 4524), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	10,870,000
6,850,000	[2]	King County, WA, PUTTERs (Series 848), Weekly VRDNs (FGIC INS)/ (Dresdner Bank AG, Frankfurt LIQ)	6,850,000
10,000,000	[2]	King County, WA, MERLOTS (Series 2000 E), Weekly VRDNs (FGIC INS)/ (Wachovia Bank N.A. LIQ)	10,000,000
2,200,000		Port of Seattle, WA (Series 1985), Weekly VRDNs (Douglas Management Co.)/(Bank of America N.A. LOC)	2,200,000
20,860,000	[2]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A56), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	20,860,000
5,300,000	[2]	Seattle, WA Water System, ROCs (Series 4006), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,300,000
3,470,000	[2]	Spokane, WA School District No. 081, ROCs (Series 4000), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,470,000
8,000,000		Washington State Economic Development Finance Authority, (Series 2005A), Weekly VRDNs (Northwest Center)/(Key Bank, N.A. LOC)	8,000,000
34,860,000	[2]	Washington State, Class A Certificates (Series 2002-205), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	34,860,000
2,050,000	[2]	Washington State, MERLOTS (Series 2002-A14), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	2,050,000
9,135,000	[2]	Washington State, PUTTERs (Series 744), Weekly VRDNs (FSA INS)/ (Dresdner Bank AG, Frankfurt LIQ)	9,135,000
5,170,000	[2]	Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ)	5,170,000
3,765,000	[2]	Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	3,765,000
		TOTAL	203,272,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		West Virginia--0.1%
$6,120,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	$6,120,000
1,300,000	[2]	West Virginia University, MERLOTS (Series 2002-A-15), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	1,300,000
		TOTAL	7,420,000
		Wisconsin--1.5%
19,200,000		Appleton, WI Area School District, 2.75% TRANs, 9/30/2005	19,231,328
22,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT), (Series 2004-4), Weekly VRDNs (Wisconsin State)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ)	22,000,000
14,000,000		Franklin, WI Community Development Authority, (Series 2002), Weekly VRDNs (Indian Community School of Milwaukee, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	14,000,000
6,500,000		Kettle Moraine, WI School District, 2.75% TRANs, 9/6/2005	6,507,065
11,000,000		Menomonee Falls, WI School District, 2.75% TRANs, 8/24/2005	11,006,551
15,000,000		Milwaukee, WI Redevelopment Authority, (Series 2005), Weekly VRDNs (University of Wisconsin-Milwaukee)/(DePfa Bank PLC LOC)	15,000,000
5,365,000		Milwaukee, WI, (Series 1999), Weekly VRDNs (Goodwill Industries of Southeastern Wisconsin and Metropolitan Chicago, Inc.)/(U.S. Bank, N.A. LOC)	5,365,000
17,000,000	[2]	Milwaukee, WI, RANs (Series 2004 FR/RI-L65), Weekly VRDNs (Milwaukee, WI Public Schools)/(Lehman Brothers Holdings, Inc. LIQ)	17,000,000
5,000,000		Northland Pines, WI School District, 2.50% TRANs, 10/7/2005	5,006,852
7,000,000	[2]	University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	7,000,000
1,760,000		Wisconsin State HEFA, (Series 1997), Weekly VRDNs (Cedar Crest, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC)	1,760,000
2,410,000		Wisconsin State HEFA, (Series 2000), Weekly VRDNs (Grace Lutheran Foundation, Inc.)/(U.S. Bank, N.A. LOC)	2,410,000
6,500,000		Wisconsin State HEFA, (Series 2003B), Weekly VRDNs (Franciscan Sisters of Christian Charity HealthCare Ministry, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	6,500,000
1,750,000		Wisconsin State HEFA, (Series 2005), Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	1,750,000
21,590,000	[2]	Wisconsin State HEFA, MERLOTS (Series 1997B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	21,590,000
5,585,000	[2]	Wisconsin State Transportation, ROCs (Series 7000), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ)	5,585,000
		TOTAL	161,711,796
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wyoming--0.2%
$400,000		Douglas, WY, 2.80% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 12/1/2005	$400,000
24,600,000		Sweetwater County, WY, PCRB (Series 1990A), Weekly VRDNs (Pacificorp)/(Barclays Bank PLC LOC)	24,600,000
		TOTAL	25,000,000
		TOTAL MUNICIPAL INVESTMENTS--100.9% (AT AMORTIZED COST) [3]	10,624,611,560
		OTHER ASSETS AND LIABILITIES - NET--(0.9)%	(90,400,552)
		TOTAL NET ASSETS--100%	$10,534,211,008
At July 31, 2005, the fund holds no securities that are subject to the federal alternative minimum tax.

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security is rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At July 31, 2005, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $2,826,882,353 which represents 26.8% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance, Inc.
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi Family Housing
PCRB(s)	--Pollution Control Revenue Bond(s)
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participation Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Treasury Securities	4.7%
Repurchase Agreements	95.3%
TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	88.1%
8-30 Days	2.2%
31-90 Days	7.2%
91-180 Days	0.0%
181 Days or more	2.5%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		U.S. TREASURY--4.7%
		U.S. Treasury Bills--2.2%
$262,000,000	[1]	United States Treasury Bills, 2.765% - 2.805%, 8/18/2005	$261,656,265
		U.S. Treasury Notes--2.5%
43,500,000		United States Treasury Notes, 2.500%, 5/31/2006	43,146,709
261,000,000		United States Treasury Notes, 2.750%, 6/30/2006	258,709,605
		TOTAL	301,856,314
		TOTAL U.S. TREASURY	563,512,579
		REPURCHASE AGREEMENTS--95.4%
750,000,000		Interest in $750,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 3.28%, dated 7/29/2005 to be repurchased at $750,205,000 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $765,209,220	750,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns and Co., Inc., 3.29%, dated 7/29/2005 to be repurchased at $1,000,274,167 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2013, collateral market value $1,020,004,288	1,000,000,000
1,281,000,000		Interest in $1,633,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.28%, dated 7/29/2005 to be repurchased at $1,281,350,140 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,666,116,269	1,281,000,000
750,000,000		Interest in $750,000,000 joint repurchase agreement with CIBC World Markets Corp., 3.28%, dated 7/29/2005 to be repurchased at $750,205,000 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $765,006,909	750,000,000
250,000,000		Interest in $250,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.28%, dated 7/29/2005 to be repurchased at $250,068,333 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $255,069,701	250,000,000
1,398,000,000		Interest in $1,750,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.28%, dated 7/29/2005 to be repurchased at $1,398,382,120 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $1,785,010,117	1,398,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$90,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.18%, dated 7/29/2005 to be repurchased at $90,023,850 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2029, collateral market value $102,027,332	$90,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.28%, dated 7/29/2005 to be repurchased at $1,000,273,333 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2021, collateral market value $1,020,279,411	1,000,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.28%, dated 7/29/2005 to be repurchased at $1,000,273,333 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2030, collateral market value $1,020,280,013	1,000,000,000
500,000,000		Interest in $500,000,000 joint repurchase agreement with HSBC Securities, Inc., 3.280%, dated 7/29/2005 to be repurchased at $500,136,667 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2021, collateral market value $510,000,147	500,000,000
900,000,000		Interest in $1,252,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 3.28%, dated 7/29/2005 to be repurchased at $900,246,000 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $1,277,526,277	900,000,000
633,000,000		Interest in $1,800,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.28%, dated 7/29/2005 to be repurchased at $633,173,020 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2023, collateral market value $1,836,920,201	633,000,000
240,000,000	[2]	Interest in $275,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.32%, dated 6/22/2005 to be repurchased at $242,722,400 on 10/24/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2026, collateral market value $281,508,976	240,000,000
115,000,000		Interest in $250,000,000 joint repurchase agreement with State Street Bank and Trust Co., 3.21%, dated 7/29/2005 to be repurchased at $115,030,763 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2016, collateral market value $258,096,302	115,000,000
129,178,000		Interest in $139,178,000 joint repurchase agreement with UBS Securities LLC, 3.18%, dated 7/29/2005 to be repurchased at $129,212,232 on 8/1/2005, collateralized by a U.S. Treasury Note with a maturity of 7/15/2010, collateral market value $141,962,360	129,178,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$216,000,000	[2]	Interest in $250,000,000 joint repurchase agreement with UBS Securities LLC, 3.20%, dated 5/24/2005 to be repurchased at $218,457,600 on 9/30/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $256,502,923	$216,000,000
410,000,000	[2]	Interest in $473,000,000 joint repurchase agreement with UBS Securities LLC, 3.20%, dated 6/10/2005 to be repurchased at $413,462,222 on 9/16/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $484,461,299	410,000,000
837,646,000		Interest in $1,950,000,000 joint repurchase agreement with UBS Securities LLC, 3.28%, dated 7/29/2005 to be repurchased at $837,874,957 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,989,004,746	837,646,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	11,499,824,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	12,063,336,579
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(13,186,775)
		TOTAL NET ASSETS--100%	$12,050,149,804

1 Discount rate at time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2005

	.. ..	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Assets:
Investments in repurchase agreements		$5,561,225,000	$--	$--
Investments in securities		3,294,072,750	3,016,130,290	4,735,614,383
Total investments in securities, at amortized cost and value		8,855,297,750	3,016,130,290	4,735,614,383
Cash		--	--	1,780,235
Income receivable		20,602,502	3,989,097	17,326,424
Receivable for shares sold		424,821	21,292	405,756
TOTAL ASSETS		8,876,325,073	3,020,140,679	4,755,126,798
Liabilities:
Payable for investments purchased		26,914,035	10,012,212	7,245,000
Payable for shares redeemed		3,237,180	16,674	1,895,476
Payable to bank		242,033	432,166	--
Payable for Directors'/Trustees' fee		1,673	--	2,961
Payable for distribution services fee (Note 5)		12,184	--	--
Payable for shareholder services fee (Note 5)		633,233	383,569	237,829
Income distribution payable		9,760,579	5,231,297	1,112,403
Accrued expenses		224,905	77,799	207,056
TOTAL LIABILITIES		41,025,822	16,153,717	10,700,725
TOTAL NET ASSETS		$8,835,299,251	$3,003,986,962	$4,744,426,073
Net Assets consist of:
Paid-in capital		$8,835,267,161	$3,003,970,969	$4,744,460,788
Accumulated net realized loss on investments		--	--	(28,588)
Undistributed (distributions in excess of) net investment income		32,090	15,993	(6,127)
TOTAL NET ASSETS		$8,835,299,251	$3,003,986,962	$4,744,426,073
Net Assets:
Institutional Shares		$5,721,965,004	$1,206,111,223	$3,040,758,552
Institutional Service Shares		2,759,651,492	1,797,875,739	641,950,525
Institutional Capital Shares		298,625,270	--	1,061,716,996
Trust Shares		55,057,485	--	--
TOTAL NET ASSETS		$8,835,299,251	$3,003,986,962	$4,744,426,073

Statements of Assets and Liabilities-continued

July 31, 2005

	.. ..	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares		5,721,877,500	1,206,129,871	3,040,796,575
Institutional Service Shares		2,759,712,741	1,797,841,098	641,959,312
Institutional Capital Shares		298,621,511	--	1,061,704,900
Trust Shares		55,055,417	--	--
Net Asset Value, Offering Price and Redemption Proceeds per Share:
Institutional Shares		$1.00	$1.00	$1.00
Institutional Service Shares		$1.00	$1.00	$1.00
Institutional Capital Shares		$1.00	--	$1.00
Trust Shares		$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2005

	Prime Cash Obligations Fund	Prime Management Obligations Fund	Prime Obligations Fund
Assets:
Investments in repurchase agreements	$477,497,000	$360,724,000	$3,237,849,000
Investments in securities	7,761,419,526	4,013,155,200	18,289,624,454
Total investments in securities, at amortized cost and value	8,238,916,526	4,373,879,200	21,527,473,454
Cash	--	343,268	--
Income receivable	13,665,835	5,929,179	36,719,650
Receivable for shares sold	1,259,780	29,829	712,987
TOTAL ASSETS	8,253,842,141	4,380,181,476	21,564,906,091
Liabilities:
Payable for investments purchased	78,000,000	110,000,000	178,000,000
Payable for shares redeemed	--	--	567,496
Payable for account administration fee (Note 5)	--	--	5,653
Payable for distribution services fee (Note 5)	--	--	5,653
Payable for shareholder services fee (Note 5)	442,749	248,242	1,035,648
Payable to bank	422,581	--	271,893
Income distribution payable	10,909,384	1,465,387	29,827,483
Accrued expenses	122,674	298,878	324,794
TOTAL LIABILITIES	89,897,388	112,012,507	210,038,620
TOTAL NET ASSETS	$8,163,944,753	$4,268,168,969	$21,354,867,471
Net Assets Consist of:
Paid-in capital	$8,163,952,119	$4,268,275,319	$21,354,515,054
Accumulated net realized loss on investments	--	--	(19,446)
Undistributed (distributions in excess of) net investment income	(7,366)	(106,350)	371,863
TOTAL NET ASSETS	$8,163,944,753	$4,268,168,969	$21,354,867,471
Net Assets:
Institutional Shares	$5,674,270,384	$2,638,078,519	$15,600,658,738
Institutional Service Shares	1,780,479,120	812,885,522	5,727,774,354
Institutional Capital Shares	709,195,249	817,204,928	--
Trust Shares	--	--	26,434,379
TOTAL NET ASSETS	$8,163,944,753	$4,268,168,969	$21,354,867,471

See Notes which are an integral part of the Financial Statements

Statements of Assets And Liabilities-continued

July 31, 2005

	Prime Cash Obligations Fund	Prime Management Obligations Fund	Prime Obligations Fund
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	5,674,204,040	2,638,160,653	15,600,439,879
Institutional Service Shares	1,780,581,213	812,887,475	5,727,641,546
Institutional Capital Shares	709,186,623	817,227,191	--
Trust Shares	--	--	26,433,141
Net Asset Value, Offering Price and Redemption Proceeds per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	--
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2005

	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$81,503,000	$--	$11,499,824,000
Investments in securities	8,141,300,234	10,624,611,560	563,512,579
Total investments in securities, at amortized cost and value	8,222,803,234	10,624,611,560	12,063,336,579
Cash	--	--	421,031
Income receivable	15,964,043	41,790,172	7,667,844
Receivable for investments sold	--	5,050,356	--
Receivable for shares sold	1,679,823	1,032	--
TOTAL ASSETS	8,240,447,100	10,671,453,120	12,071,425,454
Liabilities:
Payable for investments purchased	--	127,428,507	--
Payable for shares redeemed	484,354	527,260	34,355
Payable to bank	179,226	510,452	--
Payable for Directors'/Trustees' fee	9,932	15,595	--
Payable for distribution services fee (Note 5)	--	--	114,369
Payable for shareholder services fee (Note 5)	356,922	453,089	1,148,574
Income distribution payable	7,530,014	8,013,792	19,656,640
Accrued expenses	177,344	293,417	321,712
TOTAL LIABILITIES	8,737,792	137,242,112	21,275,650
TOTAL NET ASSETS	$8,231,709,308	$10,534,211,008	$12,050,149,804
Net Assets Consist of:
Paid-in capital	$8,231,721,164	$10,534,465,940	$12,050,149,804
Accumulated net realized loss on investments	--	(257,116)	--
Undistributed (distributions in excess of) net investment income	(11,856)	2,184	--
TOTAL NET ASSETS	$8,231,709,308	$10,534,211,008	$12,050,149,804
Net Assets:
Institutional Shares	$5,799,230,574	$8,460,989,368	$5,733,138,541
Institutional Service Shares	1,263,129,879	2,073,221,640	5,245,761,788
Institutional Capital Shares	1,169,348,855	--	622,744,112
Trust Shares	--	--	448,505,363
TOTAL NET ASSETS	$8,231,709,308	$10,534,211,008	$12,050,149,804

Statements of Assets and Liabilities-continued

July 31, 2005

	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	5,799,280,563	8,461,538,256	5,732,945,819
Institutional Service Shares	1,263,127,523	2,072,947,096	5,245,926,148
Institutional Capital Shares	1,169,313,078	--	622,677,574
Trust Shares	--	--	448,600,263
Net Asset Value, Offering Price and Redemption Proceeds per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2005

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Investment Income:
Interest	$196,905,475	$67,407,085	$72,910,591
Expenses:
Investment adviser fee (Note 5)	16,573,610	5,743,248	7,081,133
Administrative personnel and services fee (Note 5)	6,651,010	2,304,879	2,840,968
Account administration fee--Trust Shares (Note 5)	84,994	--	--
Custodian fees	355,185	119,873	149,924
Transfer and dividend disbursing agent fees and expenses	201,096	56,082	142,883
Directors'/Trustees' fees	64,263	22,460	31,277
Auditing fees	14,691	14,691	15,874
Legal fees	9,945	7,950	28,770
Portfolio accounting fees	195,379	176,513	185,554
Distribution services fee--Trust Shares (Note 5)	85,087	--	--
Shareholder services fee--Institutional Shares (Note 5)	13,211,558	2,854,230	--
Shareholder services fee--Institutional Service Shares (Note 5)	7,250,487	4,324,708	1,164,321
Shareholder services fee--Institutional Capital Shares (Note 5)	162,647	--	1,216,999
Share registration costs	157,128	36,493	279,019
Printing and postage	44,628	16,056	20,130
Insurance premiums	65,884	28,227	27,029
Miscellaneous	59,167	28,177	13,792
TOTAL EXPENSES	45,186,759	15,733,587	13,197,673
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	(7,076,298)	(2,553,990)	(4,180,148)
Waiver of administrative personnel and services fee	(336,465)	(116,702)	(143,056)
Waiver of shareholder services fee--Institutional Shares	(13,211,558)	(2,854,230)	--
Waiver of shareholder services fee--Institutional Capital Shares	(95,379)	--	(730,204)
Reimbursement of investment adviser fee	--	--	(21,944)
TOTAL WAIVERS AND REIMBURSEMENT	(20,719,700)	(5,524,922)	(5,075,352)
Net expenses	24,467,059	10,208,665	8,122,321
Net investment income	172,438,416	57,198,420	64,788,270
Net realized gain on investments	--	--	20,299
Change in net assets resulting from operations	$172,438,416	$57,198,420	$64,808,569

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2005

	Prime Cash Obligations Fund	Prime Management Obligations Fund	Prime Obligations Fund
Investment Income:
Interest	$199,940,893	$45,311,991	$453,550,874
Expenses:
Investment adviser fee (Note 5)	17,047,130	2,996,863	37,734,011
Administrative personnel and services fee (Note 5)	6,841,255	1,201,418	15,143,184
Account administration fee--Trust Shares (Note 5)	--	--	84,069
Custodian fees	388,800	88,447	857,932
Transfer and dividend disbursing agent fees and expenses	150,980	144,726	410,897
Directors'/Trustees' fees	75,446	1,984	141,595
Auditing fees	14,858	14,488	14,691
Legal fees	11,993	6,614	14,270
Portfolio accounting fees	188,555	115,940	188,573
Distribution services fee--Trust Shares (Note 5)	--	--	84,073
Shareholder services fee--Institutional Shares (Note 5)	--	2,695,938	35,393,912
Shareholder services fee--Institutional Service Shares (Note 5)	4,366,528	511,453	11,658,825
Shareholder services fee--Institutional Capital Shares (Note 5)	1,473,530	529,350	--
Share registration costs	48,375	339,714	82,302
Printing and postage	36,204	23,761	56,666
Insurance premiums	80,922	8,457	148,437
Miscellaneous	75,322	8,319	113,811
TOTAL EXPENSES	30,799,898	8,687,472	102,127,248
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	(8,864,732)	(2,996,863)	(15,483,159)
Waiver of administrative personnel and services fee	(346,298)	(59,613)	(766,526)
Waiver of shareholder services fee--Institutional Shares	--	(2,695,938)	(35,393,912)
Waiver of shareholder services fee--Institutional Capital Shares	(884,124)	(317,610)	--
Reimbursement of other operating expenses	--	(75,431)	--
TOTAL WAIVERS AND REIMBURSEMENT	(10,095,154)	(6,145,455)	(51,643,597)
Net expenses	20,704,744	2,542,017	50,483,651
Net investment income	179,236,149	42,769,974	403,067,223
Net realized gain on investments	--	--	6,988
Change in net assets resulting from operations	$179,236,149	$42,769,974	$403,074,211

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2005

	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$208,250,216	$213,189,381	$282,759,392
Expenses:
Investment adviser fee (Note 5)	17,617,502	21,534,257	24,403,871
Administrative personnel and services fee (Note 5)	7,069,894	8,642,240	9,794,357
Account administration fee--Trust Shares (Note 5)	--	--	1,177,019
Custodian fees	465,074	453,460	517,761
Transfer and dividend disbursing agent fees and expenses	126,355	141,497	164,453
Directors'/Trustees' fees	87,628	90,901	88,463
Auditing fees	14,691	14,691	14,691
Legal fees	10,937	64,889	11,530
Portfolio accounting fees	188,573	172,205	200,573
Distribution services fee--Trust Shares (Note 5)	--	--	1,177,019
Shareholder services fee--Institutional Shares (Note 5)	--	21,964,979	15,148,459
Shareholder services fee--Institutional Service Shares (Note 5)	3,302,276	4,951,692	12,494,681
Shareholder services fee--Institutional Capital Shares (Note 5)	2,474,964	--	1,682,000
Share registration costs	87,557	175,103	62,113
Printing and postage	34,210	28,773	46,226
Insurance premiums	87,209	71,184	88,715
Miscellaneous	64,991	41,717	65,085
TOTAL EXPENSES	31,631,861	58,347,588	67,137,016
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	(10,106,366)	(9,046,120)	(9,959,827)
Waiver of administrative personnel and services fee	(357,626)	(437,688)	(496,482)
Waiver of shareholder services fee--Institutional Shares	--	(21,964,979)	(15,148,459)
Waiver of shareholder services fee--Institutional Capital Shares	(1,476,672)	--	(1,008,903)
Reimbursement of investment adviser fee	(199,769)	(401,990)	--
TOTAL WAIVERS AND REIMBURSEMENT	(12,140,433)	(31,850,777)	(26,613,671)
Net expenses	19,491,428	26,496,811	40,523,345
Net investment income	188,758,788	186,692,570	242,236,047
Net realized loss on investments	--	(132,476)	--
Change in net assets resulting from operations	$188,758,788	$186,560,094	$242,236,047

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Government Obligations Fund		Government Obligations Tax-Managed
Year Ended July 31	2005	2004	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$172,438,416	$71,238,127	$57,198,420	$24,266,563
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(114,471,130)	(49,498,177)	(24,544,085)	(12,471,302)
Institutional Service Shares	(55,404,715)	(21,514,103)	(32,638,685)	(11,796,663)
Institutional Capital Shares	(1,950,254)	--	--	--
Trust Shares	(624,264)	(149,135)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(172,450,363)	(71,161,415)	(57,182,770)	(24,267,965)
Share Transactions:
Proceeds from sale of shares	87,120,054,501	79,184,941,730	8,879,726,436	8,351,660,724
Net asset value of shares issued to shareholders in payment of distributions declared	89,911,597	34,668,608	16,250,172	5,495,391
Cost of shares redeemed	(86,572,564,132)	(80,838,568,606)	(8,808,500,655)	(8,958,899,980)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	637,401,966	(1,618,958,268)	87,475,953	(601,743,865)
Change in net assets	637,390,019	(1,618,881,556)	87,491,603	(601,745,267)
Net Assets:
Beginning of period	8,197,909,232	9,816,790,788	2,916,495,359	3,518,240,626
End of period	$8,835,299,251	$8,197,909,232	$3,003,986,962	$2,916,495,359
Undistributed net investment income	$32,090	$44,037	$15,993	$343

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
Year Ended July 31	2005	2004	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$64,788,270	$24,727,167	$179,236,149	$124,386,221
Net realized gain (loss) on investments	20,299	(48,887)	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	64,808,569	24,678,280	179,236,149	124,386,221
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(47,775,366)	(20,149,315)	(132,849,543)	(104,764,640)
Institutional Service Shares	(7,591,909)	(2,430,816)	(33,866,842)	(13,682,686)
Institutional Capital Shares	(9,430,661)	(2,146,946)	(12,479,601)	(5,933,205)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(64,797,936)	(24,727,077)	(179,195,986)	(124,380,531)
Share Transactions:
Proceeds from sale of shares	38,273,423,295	28,818,600,846	78,137,296,623	122,483,904,811
Net asset value of shares issued to shareholders in payment of distributions declared	48,697,843	16,537,461	84,355,486	52,592,343
Cost of shares redeemed	(36,351,113,204)	(28,350,512,524)	(81,322,811,194)	(123,909,013,478)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,971,007,934	484,625,783	(3,101,159,085)	(1,372,516,324)
Change in net assets	1,971,018,567	484,576,986	(3,101,118,922)	(1,372,510,634)
Net Assets:
Beginning of period	2,773,407,506	2,288,830,520	11,265,063,675	12,637,574,309
End of period	$4,744,426,073	$2,773,407,506	$8,163,944,753	$11,265,063,675
Undistributed (distributions in excess of) net investment income	$(6,127)	$3,539	$(7,366)	$(47,529)

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Prime Management Obligations Fund	Prime Obligations Fund
Year Ended July 31	2005 [1]	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$42,769,974	$403,067,223	$220,236,864
Net realized gain on investments	--	6,988	23,886
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	42,769,974	403,074,211	220,260,750
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(30,528,332)	(310,331,174)	(183,542,891)
Institutional Service Shares	(5,972,619)	(91,678,641)	(36,634,978)
Institutional Capital Shares	(6,375,373)	--	--
Trust Shares	--	(559,108)	(107,576)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(42,876,324)	(402,568,923)	(220,285,445)
Share Transactions:
Proceeds from sale of shares	18,299,194,935	195,969,796,916	223,176,401,541
Net asset value of shares issued to shareholders in payment of distributions declared	35,438,738	158,142,824	85,326,178
Cost of shares redeemed	(14,066,358,354)	(196,153,055,301)	(226,792,661,193)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,268,275,319	(25,115,561)	(3,530,933,474)
Change in net assets	4,268,168,969	(24,610,273)	(3,530,958,169)
Net Assets:
Beginning of period	--	21,379,477,744	24,910,435,913
End of period	$4,268,168,969	$21,354,867,471	$21,379,477,744
Undistributed (distributions in excess of) net investment income	$(106,350)	$371,863	$(126,437)

1 For the period from August 11, 2004 (date of initial public investment) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Prime Value Obligations Fund		Tax-Free Obligations Fund
Year Ended July 31	2005	2004	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$188,758,788	$125,259,999	$186,692,570	$65,378,158
Net realized gain (loss) on investments	--	--	(132,476)	19,777
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	188,758,788	125,259,999	186,560,094	65,397,935
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(140,584,009)	(109,496,362)	(156,586,021)	(53,853,049)
Institutional Service Shares	(26,266,545)	(10,299,700)	(30,112,482)	(11,503,046)
Institutional Capital Shares	(21,863,896)	(5,465,465)	--	--
Trust Shares	--	--	--	(3)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(188,714,450)	(125,261,527)	(186,698,503)	(65,356,098)
Share Transactions:
Proceeds from sale of shares	90,434,961,145	121,857,110,170	74,250,206,501	47,968,547,918
Net asset value of shares issued to shareholders in payment of distributions declared	125,247,801	83,593,729	91,514,510	29,510,051
Cost of shares redeemed	(94,278,755,673)	(122,158,318,778)	(71,844,156,948)	(48,159,313,563)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,718,546,727)	(217,614,879)	2,497,564,063	(161,255,594)
Change in net assets	(3,718,502,389)	(217,616,407)	2,497,425,654	(161,213,757)
Net Assets:
Beginning of period	11,950,211,697	12,167,828,104	8,036,785,354	8,197,999,111
End of period	$8,231,709,308	$11,950,211,697	$10,534,211,008	$8,036,785,354
Undistributed (distributions in excess of) net investment income	$(11,856)	$(56,194)	$2,184	$8,117

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Treasury Obligations Fund
Year Ended July 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$242,236,047	$83,689,223
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(128,528,475)	(43,319,552)
Institutional Service Shares	(92,576,050)	(32,701,751)
Institutional Capital Shares	(13,288,865)	(7,241,896)
Trust Shares	(7,840,255)	(1,112,998)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(242,233,645)	(84,376,197)
Share Transactions:
Proceeds from sale of shares	62,185,884,386	55,678,005,529
Net asset value of shares issued to shareholders in payment of distributions declared	78,502,143	23,383,090
Cost of shares redeemed	(62,117,771,017)	(55,449,655,131)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	146,615,512	251,733,488
Change in net assets	146,617,914	251,046,514
Net Assets:
Beginning of period	11,903,531,890	11,652,485,376
End of period	$12,050,149,804	$11,903,531,890
Distributions in excess of net investment income	$--	$(2,402)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 44 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Government Obligations Tax-Managed Fund	diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal and liquidity.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

Effective January 18, 2005, Government Obligations Fund began offering Institutional Capital Shares.

Effective August 11, 2004, Prime Management Obligations Fund began offering Institutional Shares.

Effective January 18, 2005, Prime Management Obligations Fund began offering Institutional Service Shares and Institutional Capital Shares.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The financial highlights of the Institutional Capital Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund and Tax-Free Obligations Fund may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, a Fund could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	68,840,529,646	$68,840,529,646	58,307,557,805	$58,307,557,805
Shares issued to shareholders in payment of distributions declared	59,531,634	59,531,634	23,600,384	23,600,384
Shares redeemed	(68,312,442,051)	(68,312,442,051)	(59,363,341,960)	(59,363,341,960)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	587,619,229	$587,619,229	(1,032,183,771)	$(1,032,183,771)

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	17,692,054,657	$17,692,054,657	20,677,903,773	$20,677,903,773
Shares issued to shareholders in payment of distributions declared	28,370,500	28,370,492	11,041,052	11,041,052
Shares redeemed	(17,997,158,534)	(17,997,158,534)	(21,273,795,011)	(21,273,795,011)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(276,733,377)	$(276,733,385)	(584,850,186)	$(584,850,186)

Period Ended July 31	2005 [1]
Institutional Capital Shares:	Shares	Amount
Shares sold	397,007,718	$397,007,718
Shares issued to shareholders in payment of distributions declared	1,953,531	1,953,531
Shares redeemed	(100,339,738)	(100,339,738)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	298,621,511	$298,621,511

Year Ended July 31	2005		2004
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	190,462,480	$190,462,480	199,480,152	$199,480,152
Shares issued to shareholders in payment of distributions declared	55,940	55,940	27,172	27,172
Shares redeemed	(162,623,809)	(162,623,809)	(201,431,635)	(201,431,635)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	27,894,611	$27,894,611	(1,924,311)	$(1,924,311)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	637,401,974	$637,401,966	(1,618,958,268)	$(1,618,958,268)

	Government Obligations Tax-Managed Fund
Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,281,102,291	$4,281,102,291	3,575,149,870	$3,575,149,870
Shares issued to shareholders in payment of distributions declared	6,541,528	6,541,528	2,436,869	2,436,869
Shares redeemed	(4,241,037,779)	(4,241,037,779)	(3,940,030,666)	(3,940,030,666)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	46,606,040	$46,606,040	(362,443,927)	$(362,443,927)

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,598,624,145	$4,598,624,145	4,776,510,854	$4,776,510,854
Shares issued to shareholders in payment of distributions declared	9,708,644	9,708,644	3,058,522	3,058,522
Shares redeemed	(4,567,462,876)	(4,567,462,876)	(5,018,869,314)	(5,018,869,314)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	40,869,913	$40,869,913	(239,299,938)	$(239,299,938)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	87,475,953	$87,475,953	(601,743,865)	$(601,743,865)

	Municipal Obligations Fund
Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	32,377,793,944	$32,377,793,944	25,435,437,566	$25,435,454,338
Shares issued to shareholders in payment of distributions declared	34,837,487	34,837,487	13,179,022	13,179,022
Shares redeemed	(31,516,352,148)	(31,516,352,148)	(24,874,648,914)	(24,874,648,914)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	896,279,283	$896,279,283	573,967,674	$573,984,446

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,119,536,078	$2,119,536,078	1,549,058,535	$1,549,061,226
Shares issued to shareholders in payment of distributions declared	6,196,601	6,196,601	1,808,328	1,808,328
Shares redeemed	(1,847,370,660)	(1,847,370,660)	(1,489,535,099)	(1,489,535,099)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	278,362,019	$278,362,019	61,331,764	$61,334,455

Year Ended July 31	2005		2004
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,776,093,273	$3,776,093,273	1,834,085,412	$1,834,085,282
Shares issued to shareholders in payment of distributions declared	7,663,755	7,663,755	1,550,111	1,550,111
Shares redeemed	(2,987,390,396)	(2,987,390,396)	(1,986,328,511)	(1,986,328,511)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	796,366,632	$796,366,632	(150,692,988)	$(150,693,118)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,971,007,934	$1,971,007,934	484,606,450	$484,625,783

	Prime Cash Obligations Fund
Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	63,323,840,572	$63,323,840,572	103,435,225,428	$103,435,225,428
Shares issued to shareholders in payment of distributions declared	65,451,824	65,451,824	42,301,057	42,301,057
Shares redeemed	(66,320,572,743)	(66,320,572,743)	(104,858,908,498)	(104,858,908,498)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,931,280,347)	$(2,931,280,347)	(1,381,382,013)	$(1,381,382,013)

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,309,022,977	$11,309,022,977	13,885,558,793	$13,885,558,793
Shares issued to shareholders in payment of distributions declared	9,050,906	9,050,906	6,486,986	6,486,986
Shares redeemed	(11,562,653,146)	(11,562,653,146)	(13,827,589,049)	(13,827,589,049)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(244,579,263)	$(244,579,263)	64,456,730	$64,456,730

Year Ended July 31	2005		2004
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,504,433,074	$3,504,433,074	5,163,120,590	$5,163,120,590
Shares issued to shareholders in payment of distributions declared	9,852,756	9,852,756	3,804,300	3,804,300
Shares redeemed	(3,439,585,305)	(3,439,585,305)	(5,222,515,931)	(5,222,515,931)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	74,700,525	$74,700,525	(55,591,041)	$(55,591,041)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,101,159,085)	$(3,101,159,085)	(1,372,516,324)	$(1,372,516,324)

	Prime Management Obligations Fund
Period Ended July 31	2005 [2]
Institutional Shares:	Shares	Amount
Shares sold	15,711,474,555	$15,711,474,555
Shares issued to shareholders in payment of distributions declared	23,392,394	23,392,394
Shares redeemed	(13,096,706,296)	(13,096,706,296)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,638,160,653	$2,638,160,653

Period Ended July 31	2005 [1]
Institutional Service Shares:	Shares	Amount
Shares sold	1,110,524,614	$1,110,524,614
Shares issued to shareholders in payment of distributions declared	5,702,788	5,702,788
Shares redeemed	(303,339,927)	(303,339,927)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	812,887,475	$812,887,475

Period Ended July 31	2005 [1]
Institutional Capital Shares:	Shares	Amount
Shares sold	1,477,195,766	$1,477,195,766
Shares issued to shareholders in payment of distributions declared	6,343,556	6,343,556
Shares redeemed	(666,312,131)	(666,312,131)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	817,227,191	$817,227,191
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,268,275,319	$4,268,275,319

	Prime Obligations Fund
Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	152,484,780,713	$152,484,780,713	174,328,635,702	$174,328,635,702
Shares issued to shareholders in payment of distributions declared	129,187,873	129,187,873	74,500,767	74,500,767
Shares redeemed	(153,533,043,698)	(153,533,043,698)	(177,993,748,461)	(177,993,748,461)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(919,075,112)	$(919,075,112)	(3,590,611,992)	$(3,590,611,992)

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	43,291,731,228	$43,291,731,228	48,642,896,352	$48,642,896,352
Shares issued to shareholders in payment of distributions declared	28,658,863	28,658,806	10,763,253	10,763,253
Shares redeemed	(42,417,391,466)	(42,417,391,466)	(48,618,294,236)	(48,618,294,236)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	902,998,625	$902,998,568	35,365,369	$35,365,369

Year Ended July 31	2005		2004
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	193,284,975	$193,284,975	204,869,487	$204,869,487
Shares issued to shareholders in payment of distributions declared	296,145	296,145	62,158	62,158
Shares redeemed	(202,620,137)	(202,620,137)	(180,618,496)	(180,618,496)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(9,039,017)	$(9,039,017)	24,313,149	$24,313,149
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(25,115,504)	$(25,115,561)	(3,530,933,474)	$(3,530,933,474)

	Prime Value Obligations Fund
Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	78,613,332,108	$78,613,332,108	111,358,727,078	$111,358,727,078
Shares issued to shareholders in payment of distributions declared	95,726,452	95,726,452	73,433,459	73,433,459
Shares redeemed	(82,412,070,061)	(82,412,070,061)	(112,340,921,258)	(112,340,921,258)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,703,011,501)	$(3,703,011,501)	(908,760,721)	$(908,760,721)

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,432,893,340	$5,432,893,340	5,700,915,403	$5,700,915,403
Shares issued to shareholders in payment of distributions declared	19,368,337	19,368,337	7,203,951	7,203,951
Shares redeemed	(5,753,378,607)	(5,753,378,607)	(5,513,429,571)	(5,513,429,571)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(301,116,930)	$(301,116,930)	194,689,783	$194,689,783

Year Ended July 31	2005		2004
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	6,388,735,697	$6,388,735,697	4,797,467,689	$4,797,467,689
Shares issued to shareholders in payment of distributions declared	10,153,012	10,153,012	2,956,319	2,956,319
Shares redeemed	(6,113,307,005)	(6,113,307,005)	(4,303,967,949)	(4,303,967,949)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	285,581,704	$285,581,704	496,456,059	$496,456,059
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,718,546,727)	$(3,718,546,727)	(217,614,879)	$(217,614,879)

	Tax-Free Obligations Fund
Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	66,345,418,587	$66,345,418,587	41,939,170,793	$41,939,170,793
Shares issued to shareholders in payment of distributions declared	84,387,890	84,387,783	26,861,137	26,861,137
Shares redeemed	(64,217,452,935)	(64,217,452,935)	(41,860,474,086)	(41,860,474,086)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,212,353,542	$2,212,353,435	105,557,844	$105,557,844

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,904,787,914	$7,904,787,914	6,029,373,480	$6,029,373,480
Shares issued to shareholders in payment of distributions declared	7,126,727	7,126,727	2,648,914	2,648,914
Shares redeemed	(7,626,704,013)	(7,626,704,013)	(6,298,835,585)	(6,298,835,585)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	285,210,628	$285,210,628	(266,813,191)	$(266,813,191)

Year Ended July 31	2005		2004
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	--	$--	3,645	$3,645
Shares redeemed	--	--	(3,892)	(3,892)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	--	$--	(247)	$(247)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,497,564,170	$2,497,564,063	(161,255,594)	$(161,255,594)

	Treasury Obligations Fund
Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	33,844,927,635	$33,844,927,635	26,116,665,494	$26,116,665,494
Shares issued to shareholders in payment of distributions declared	59,642,933	59,642,933	16,665,409	16,665,409
Shares redeemed	(33,729,830,302)	(33,729,830,302)	(25,660,247,012)	(25,660,247,012)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	174,740,266	$174,740,266	473,083,891	$473,083,891

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	20,751,297,064	$20,751,297,064	24,069,334,849	$24,069,334,849
Shares issued to shareholders in payment of distributions declared	16,731,340	16,731,340	5,901,733	5,901,733
Shares redeemed	(20,487,277,725)	(20,487,277,725)	(24,879,897,780)	(24,879,897,780)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	280,750,679	$280,750,679	(804,661,198)	$(804,661,198)

Year Ended July 31	2005		2004
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,303,145,483	$5,303,145,483	3,897,511,596	$3,897,511,596
Shares issued to shareholders in payment of distributions declared	1,116,708	1,116,708	661,999	661,999
Shares redeemed	(5,553,358,330)	(5,553,358,330)	(3,649,795,252)	(3,649,795,252)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(249,096,139)	$(249,096,139)	248,378,343	$248,378,343

Year Ended July 31	2005		2004
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,286,514,204	$2,286,514,204	1,594,493,590	$1,594,493,590
Shares issued to shareholders in payment of distributions declared	1,011,162	1,011,162	153,949	153,949
Shares redeemed	(2,347,304,660)	(2,347,304,660)	(1,259,715,087)	(1,259,715,087)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(59,779,294)	$(59,779,294)	334,932,452	$334,932,452
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	146,615,512	$146,615,512	251,733,488	$251,733,488

1 For period from January 18, 2005 (start of performance) to July 31, 2005.

2 For period from August 11, 2004 (date of initial public investment) to July 31, 2005.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years or period ended July 31, 2005 and 2004 was as follows:

	2005		2004
	Tax-Exempt Income	Ordinary Income [1]	Tax-Exempt Income	Ordinary Income [1]
Government Obligations Fund	$ --	$172,450,363	$ --	$ 71,161,415
Government Obligations Tax-Management Fund	--	$ 57,182,770	--	$ 24,267,965
Municipal Obligations Fund	$ 64,797,936	--	$ 24,727,077	--
Prime Cash Obligation Fund	--	$ 179,195,986	--	$124,380,531
Prime Management Obligations Fund	--	$ 42,876,324	--	--
Prime Obligations Fund	--	$402,568,923	--	$220,285,445
Prime Value Obligations Fund	--	$188,714,450	--	$125,261,527
Tax-Free Obligations Fund	$186,698,503	--	$65,356,098	--
Treasury Obligations Fund	--	$242,233,645	--	$ 84,376,197

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforward
Government Obligations Fund	$ --	$ 9,792,670	$ --
Government Obligations Tax-Management Fund	--	$ 5,247,289	--
Municipal Obligations Fund	$ 1,106,276	--	$ 28,588
Prime Cash Obligation Fund	--	$10,902,018	--
Prime Management Obligations Fund	--	$ 1,359,037	--
Prime Obligations Fund	--	$30,199,346	$ 19,446
Prime Value Obligations Fund	--	$ 7,518,158	--
Tax-Free Obligations Fund	$8,015,974	--	$ 27,839
Treasury Obligations Fund	--	$19,656,640	--

At July 31, 2005, the following Funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Carryforward to Expire in 2006	Capital Loss Carryforward to Expire in 2011	Capital Loss Carryforward to Expire in 2012	Capital Loss Carryforward to Expire in 2013	Total Capital Loss Carryforward
Municipal Obligations Fund	$646	$ 204	$ 7,099	$20,639	$28,588
Prime Obligations Fund	--	--	$ 19,446	--	$19,446
Tax-Free Obligations Fund	--	$27,839	--	--	$27,839

The following funds used capital loss carryforwards to offset taxable capital gains realized during the year ended July 31, 2005:

Fund	Capital Loss Carryforwards Utilized
Prime Obligations Fund	$ 6,988
Tax-Free Obligations Fund	$53,601

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2005, for federal income tax purposes, post October losses as follows were deferred to August 1, 2005:

Fund	Post-October Losses
Tax-Free Obligations Fund	$229,277

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of each Fund's average daily net assets as follows:

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Management Obligations Fund	0.20%
Prime Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%
Tax-Free Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Asset of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Account Administration Fee

Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund each pay Federated Shareholder Services Company (FSSC) an annual fee of 0.25% of the average daily net assets of the Fund's Trust Shares. This fee is remunerated to intermediaries as compensation for account administrative services relating to the Fund's Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of their Trust shares. The Plan provides that the Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Funds may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSC retained $321 of fees paid by the Prime Obligations Fund and did not retain any fees paid by Government Obligations Fund and Treasury Obligations Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, each Fund will pay FSSC up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares, and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Funds may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSSC retained the following fees paid by the Funds:

Fund	Shareholder Services Fees Retained
Government Obligations Fund	$54,136
Government Obligations Tax-Managed Fund	$ 9,380
Municipal Obligations Fund	--
Prime Cash Obligations Fund	$36,540
Prime Management Obligations Fund	--
Prime Obligations Fund	$48,679
Prime Value Obligations Fund	$25,356
Tax-Free Obligations Fund	$13,488
Treasury Obligations Fund	$75,765

For the year ended July 31, 2005, Institutional Shares for the Government Obligations Fund, Government Obligations Tax-Managed Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Value Obligations Fund, and Tax-Free Obligations Fund did not incur a shareholder services fees.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2005, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$ 5,807,047,400	$9,803,769,000
Tax-Free Obligations Fund	$10,341,123,001	$8,669,353,040

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Prime Cash Obligations Fund's portfolio, Prime Obligations Fund's portfolio and Prime Value Obligations Fund's portfolio may be comprised of obligations of banks. As a result, these Funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries there of (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At July 31, 2005, 100% of the distributions from net investment income for the Municipal Obligations Fund and the Tax Free Obligations Fund is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS FUND, GOVERNMENT OBLIGATIONS TAX-MANAGED FUND, MUNICIPAL OBLIGATIONS FUND, PRIME CASH OBLIGATIONS FUND, PRIME OBLIGATIONS FUND, PRIME MANAGEMENT OBLIGATIONS FUND, PRIME VALUE OBLIGATIONS FUND, TAX-FREE OBLIGATIONS FUND, AND TREASURY OBLIGATIONS FUND FOR THE INSTITUTIONAL SHARES AND INSTITUTIONAL SERVICE SHARES:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Government Obligations Tax-Managed Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Obligations Fund, Prime Management Obligations Fund, Prime Value Obligations Fund, Tax-Free Obligations Fund, and Treasury Obligations Fund (collectively the Funds) (portfolios of the Money Market Obligations Trust) as of July 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, other auditing procedures were performed. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2005, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 16, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Funds' Board has reviewed each Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objective; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in a Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to a Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in a Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to a Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and is guided by them in its review of a Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing a Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about a Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; a Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund's expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund's portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to a Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like a Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by a Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which a Fund competes. A Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on a Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about a Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how a Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N104	Cusip 60934N625	Cusip 60934N401
Cusip 60934N807	Cusip 60934N617	Cusip 60934N880
Cusip 60934N856	Cusip 60934N203	Cusip 60934N500
Cusip 60934N849	Cusip 60934N708	Cusip 60934N872
Cusip 60934N658	Cusip 60934N583	Cusip 608919833
Cusip 60934N641	Cusip 60934N575	Cusip 60934N112

25716 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Government Obligations Fund
July 31, 2005 [3]	$1.00	0.014	--		0.014	(0.014)

Municipal Obligations Fund
July 31, 2001	$1.00	0.037	--		0.037	(0.037)
July 31, 2002	$1.00	0.017	--		0.017	(0.017)
July 31, 2003	$1.00	0.011	--		0.011	(0.011)
July 31, 2004	$1.00	0.008	(0.000	) [5]	0.008	(0.008)
July 31, 2005	$1.00	0.017	0.000	[5]	0.017	(0.017)

Prime Cash Obligations Fund
July 31, 2001	$1.00	0.055	--		0.055	(0.055)
July 31, 2002	$1.00	0.022	--		0.022	(0.022)
July 31, 2003	$1.00	0.012	--		0.012	(0.012)
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.021	--		0.021	(0.021)

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets End of Period (000 Omitted)

$1.00	1.38%		0.31%	[4]	2.92%	[4]	0.24%	[4]	$ 298,625

$1.00	3.75%		0.30%		3.64%		0.29%		$ 157,035
$1.00	1.67%		0.30%		1.63%		0.28%		$ 196,824
$1.00	1.13%		0.30%		1.08%		0.27%		$ 416,036
$1.00	0.82%		0.30%		0.82%		0.27%		$ 265,345
$1.00	1.71%		0.28%		1.94%		0.28%		$1,061,717

$1.00	5.64%		0.30%		5.28%		0.27%		$ 516,333
$1.00	2.22%		0.30%		2.07%		0.26%		$ 894,934
$1.00	1.25%		0.30%		1.26%		0.26%		$ 690,099
$1.00	0.87%		0.30%		0.86%		0.26%		$ 634,504
$1.00	2.16%		0.28%		2.12%		0.26%		$ 709,195

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain on Investment		Total From Investment Operations	Distribution From Net Investment Income
Prime Management Obligations Fund
July 31, 2005 [3]	$1.00	0.015	--		0.015	(0.015)

Prime Value Obligations Fund
July 31, 2001	$1.00	0.055	--		0.055	(0.055)
July 31, 2002	$1.00	0.022	--		0.022	(0.022)
July 31, 2003	$1.00	0.013	--		0.013	(0.013)
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.022	--		0.022	(0.022)

Treasury Obligations Fund
July 31, 2001	$1.00	0.052	--		0.052	(0.052)
July 31, 2002	$1.00	0.019	0.001		0.020	(0.019)
July 31, 2003	$1.00	0.012	0.000	[5]	0.012	(0.012)
July 31, 2004	$1.00	0.008	--		0.008	(0.008)
July 31, 2005	$1.00	0.020	--		0.020	(0.020)

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets End of Period (000 Omitted)

--		(0.015)	$1.00	1.47%	0.23%	[4]	3.00%	[4]	0.35%	[4]	$ 817,205

--		(0.055)	$1.00	5.68%	0.28%		5.27%		0.29%		$ 445,538
--		(0.022)	$1.00	2.26%	0.29%		2.29%		0.27%		$ 506,382
--		(0.013)	$1.00	1.29%	0.29%		1.29%		0.27%		$ 387,288
--		(0.009)	$1.00	0.90%	0.29%		0.90%		0.27%		$ 883,749
--		(0.022)	$1.00	2.20%	0.27%		2.19%		0.27%		$1,169,349

--		(0.052)	$1.00	5.37%	0.30%		5.16%		0.24%		$ 611,386
(0.001)		(0.020)	$1.00	2.06%	0.30%		1.85%		0.24%		$ 577,516
(0.000	) [5]	(0.012)	$1.00	1.17%	0.30%		1.23%		0.24%		$ 623,407
--		(0.008)	$1.00	0.76%	0.30%		0.75%		0.24%		$ 871,735
--		(0.020)	$1.00	2.02%	0.30%		1.99%		0.24%		$ 622,744

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,013.00	$1.55
Municipal Obligations Fund	$1,000	$1,010.40	$1.35
Prime Cash Obligations Fund	$1,000	$1,013.50	$1.30
Prime Management Obligations Fund	$1,000	$1,013.80	$1.20
Prime Value Obligations Fund	$1,000	$1,013.70	$1.25
Treasury Obligations Fund	$1,000	$1,012.60	$1.50
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,023.26	$1.56
Municipal Obligations Fund	$1,000	$1,023.46	$1.35
Prime Cash Obligations Fund	$1,000	$1,023.51	$1.30
Prime Management Obligations Fund	$1,000	$1,023.60	$1.20
Prime Value Obligations Fund	$1,000	$1,023.55	$1.25
Treasury Obligations Fund	$1,000	$1,023.31	$1.51

1 Expenses are equal to the Funds' Institutional Capital Shares annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Government Obligations Fund	0.31%
Municipal Obligations Fund	0.27%
Prime Cash Obligations Fund	0.26%
Prime Management Obligations Fund	0.24%
Prime Value Obligations Fund	0.25%
Treasury Obligations Fund	0.30%

Government Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Government Agency Securities	37.2%
Repurchase Agreements	62.8%
TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	54.0%
8-30 Days	22.1%
31-90 Days	18.8%
91-180 Days	2.7%
181 Days or more	2.4%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		GOVERNMENT AGENCIES--37.3%
$398,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.100% - 3.270%, 8/2/2005 - 9/13/2005	$397,820,369
106,085,000		Federal Home Loan Bank System Notes, 2.500% - 4.000%, 2/24/2006 - 8/18/2006	105,679,619
704,414,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.830% - 3.475%, 8/2/2005 - 12/20/2005	700,719,214
564,900,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.184% - 3.340%, 8/7/2005 - 9/27/2005	564,792,666
127,500,000		Federal Home Loan Mortgage Corp. Notes, 1.875% - 5.250%, 1/15/2006 - 8/15/2006	126,795,789
90,000,000	[2]	Federal National Mortgage Association Discount Note, 2.910%, 8/17/2005	89,883,600
1,022,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.090% - 3.373%, 8/6/2005 - 9/9/2005	1,021,797,993
286,583,500	[1]	Housing and Urban Development Floating Rate Note, 3.704%, 8/1/2005	286,583,500
		TOTAL GOVERNMENT AGENCIES	3,294,072,750
		REPURCHASE AGREEMENTS--62.9%
500,000,000		Interest in $500,000,000 joint repurchase agreement with Banc of America Securities LLC, 3.29%, dated 7/29/2005 to be repurchased at $500,137,083 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/25/2035, collateral market value $515,000,000	500,000,000
558,242,000		Interest in $3,500,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.32%, dated 7/29/2005 to be repurchased at $558,396,447 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032, collateral market value $3,570,988,296	558,242,000
318,000,000		Interest in $1,600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.3625%, dated 7/29/2005 to be repurchased at $318,089,106 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2035, collateral market value $1,644,135,004	318,000,000
300,000,000		Interest in $300,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.30%, dated 7/29/2005 to be repurchased at $300,082,500 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/12/2020, collateral market value $306,090,110	300,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$214,000,000	[3]	Interest in $550,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.50%, dated 7/27/2005 to be repurchased at $215,289,944 on 9/27/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2035, collateral market value $565,677,502	$214,000,000
198,000,000		Interest in $850,000,000 joint repurchase agreement with Countrywide Securities Corp., 3.32%, dated 7/29/2005 to be repurchased at $198,054,780 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2035, collateral market value $867,000,000	198,000,000
157,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.43%, dated 7/15/2005 to be repurchased at $157,897,517 on 9/16/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 8/1/2035, collateral market value $520,485,464	157,000,000
204,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.43%, dated 7/18/2005 to be repurchased at $205,146,763 on 9/16/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 8/1/2035, collateral market value $520,483,335	204,000,000
183,000,000	[3]	Interest in $350,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.55%, dated 7/19/2005 to be repurchased at $184,642,171 on 10/19/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 7/1/2035, collateral market value $372,473,862	183,000,000
325,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.28%, dated 7/13/2005 to be repurchased at $325,799,500 on 8/9/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 7/1/2035, collateral market value $514,518,090	325,000,000
85,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.29%, dated 7/5/2005 to be repurchased at $85,240,810 on 8/5/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 7/1/2035, collateral market value $308,417,119	85,000,000
200,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.29%, dated 7/6/2005 to be repurchased at $200,548,333 on 8/5/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 7/1/2035, collateral market value $514,561,892	200,000,000
89,757,000		Interest in $2,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.32%, dated 7/29/2005 to be repurchased at $89,781,833 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $2,049,630,426	89,757,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$102,000,000	[3]	Interest in $550,000,000 joint repurchase agreement with Goldman Sachs & Co., 3.29%, dated 7/5/2005 to be repurchased at $102,279,650 on 8/5/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $564,923,568	$102,000,000
58,000,000		Interest in $1,000,000,000 joint repurchase agreement with Goldman Sachs & Co., 3.32%, dated 7/29/2005 to be repurchased at $58,016,047 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2035, collateral market value $1,028,633,415	58,000,000
500,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 3.32%, dated 7/29/2005 to be repurchased at $500,138,333 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/28/2035, collateral market value $515,000,405	500,000,000
250,000,000		Interest in $250,000,000 joint repurchase agreement with HSBC Securities, Inc., 3.31%, dated 7/29/2005 to be repurchased at $250,068,958 on 8/1/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 4/14/2009, collateral market value $255,003,053	250,000,000
45,000,000		Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 3.13%, dated 7/29/2005 to be repurchased at $45,011,738 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/5/2019, collateral market value $127,501,803	45,000,000
45,000,000		Interest in $195,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 3.32%, dated 7/29/2005 to be repurchased at $45,012,450 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2035, collateral market value $198,904,378	45,000,000
342,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 3.29%, dated 6/20/2005 to be repurchased at $343,937,810 on 8/22/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2034, collateral market value $513,581,070	342,000,000
200,000,000		Interest in $1,800,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.28%, dated 7/29/2005 to be repurchased at $200,054,667 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2023, collateral market value $1,836,920,201	200,000,000
403,000,000	[3]	Interest in $700,000,000 joint repurchase agreement with UBS Securities LLC, 3.15%, dated 5/6/2005 to be repurchased at $406,244,150 on 8/9/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/25/2035, collateral market value $726,151,284	403,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$25,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 3.23%, dated 7/29/2005 to be repurchased at $25,006,729 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/23/2012, collateral market value $102,003,913	$25,000,000
259,226,000		Interest in $1,950,000,000 joint repurchase agreement with UBS Securities LLC, 3.28%, dated 7/29/2005 to be repurchased at $259,296,855 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,989,004,746	259,226,000
		TOTAL REPURCHASE AGREEMENTS	5,561,225,000
		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST) [4]	8,855,297,750
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(19,998,499)
		TOTAL NET ASSETS--100%	$8,835,299,251

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Instruments	87.4%
Municipal Notes	11.6%
Commercial Paper	1.0%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	69.8%	Prime-1	94.2%
A-1	23.6%
A-2	2.9%	Prime-2	1.5%
Not rated by S&P	3.7%	Not rated by Moody's	4.3%
TOTAL	100.0%	TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	87.6%
8-30 Days	0.3%
31-90 Days	3.3%
91-180 Days	4.3%
181 Days or more	4.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit- quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 2.5% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1]
		Alabama--2.2%
$4,500,000		Alabama HFA MFH (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Amsouth Bank N.A., Birmingham, AL LOC)	$4,500,000
8,110,000		Alabama HFA MFH (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC)	8,110,000
5,180,000		Alabama HFA MFH (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Union Planters Bank, N.A., Memphis, TN LOC)	5,180,000
2,760,000		Birmingham, AL IDA (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	2,760,000
7,000,000		Birmingham, AL Medical Clinic Board (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC)	7,000,000
1,815,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	1,815,000
17,000,000		Decatur, AL IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD)	17,000,000
3,725,000		East Central, AL Solid Waste Disposal Authority (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	3,725,000
10,000,000		Jefferson County, AL Sewer System (Series 2003 B-3 Warrants), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ)	10,000,000
8,700,000		Jefferson County, AL Sewer System (Series 2003 B-4-Warrants), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ)	8,700,000
12,500,000		Jefferson County, AL Sewer System, Warrants (Series 2002 A), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	12,500,000
4,175,000		Mobile, AL Solid Waste Authority (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	4,175,000
3,150,000		North Sumter, AL Solid Waste Disposal Authority (Series 2003: Emelle), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	3,150,000
2,815,000		Orange Beach, AL IDB (Series 2002), Weekly VRDNs (Romar Motels, Inc.)/(Columbus Bank and Trust Co., GA LOC)	2,815,000
13,275,000		Talladega County, AL Special Obligation, School Warrants (Series 2003), Weekly VRDNs (Talladega County, AL Board of Education)/(Regions Bank, Alabama LOC)	13,275,000
		TOTAL	104,705,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Alaska--2.0%
$4,845,000	[2]	Alaska Industrial Development and Export Authority (MT-129), Weekly VRDNs (Delong Mountain Transportation System)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	$4,845,000
53,000,000		North Slope Borough, AK (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD)	53,000,000
24,500,000		Valdez, AK Marine Terminal (Series 1994A), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2006	24,500,000
6,015,000		Valdez, AK Marine Terminal (Series 1994B), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 6/1/2006	6,015,000
4,700,000		Valdez, AK Marine Terminal (Series 2002), 3.03% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 5/1/2006	4,700,000
		TOTAL	93,060,000
		Arizona--0.0%
195,000	[2]	Maricopa County, AZ, IDA SFM, MERLOTS (Series 2001 A-126), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	195,000
1,675,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC)	1,675,000
		TOTAL	1,870,000
		Arkansas--1.8%
1,000,000		Arkadelphia, AR, Industrial Development Revenue Bonds (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC)	1,000,000
5,130,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank, N.A. LOC)	5,130,000
14,000,000		Arkansas Development Finance Authority (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	14,000,000
16,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.)	16,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.)	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.)	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(J.P. Morgan Chase Bank, N.A. LOC)	7,100,000
		TOTAL	86,430,000
		California--3.8%
2,000,000		California PCFA (Series 1995A), Weekly VRDNs (Athens Disposal Co., Inc.)/(Wells Fargo Bank, N.A. LOC)	2,000,000
2,825,000		California PCFA (Series 1995A), Weekly VRDNs (Contra Costa Waste Service, Inc.)/(Bank of America N.A. LOC)	2,825,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$1,610,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California LOC)	$1,610,000
1,400,000		California PCFA (Series 1997B), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC)	1,400,000
1,130,000		California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank - California LOC)	1,130,000
2,400,000		California PCFA (Series 1999A), Weekly VRDNs (Atlas Disposal Industries LLC)/(J.P. Morgan Chase Bank, N.A. LOC)	2,400,000
2,305,000		California PCFA (Series 1999A), Weekly VRDNs (BLT Enterprises of Sacramento, Inc.)/(Wells Fargo Bank, N.A. LOC)	2,305,000
2,205,000		California PCFA (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank - California LOC)	2,205,000
1,550,000		California PCFA (Series 2000A), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC)	1,550,000
4,845,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank - California LOC)	4,845,000
2,000,000		California PCFA (Series 2000A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California LOC)	2,000,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC)	1,550,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC)	5,000,000
2,930,000		California PCFA (Series 2001A: GreenTeam of San Jose), Weekly VRDNs (Waste Connections of California, Inc.)/(Bank of America N.A. LOC)	2,930,000
2,000,000		California PCFA (Series 2002), Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC)	2,000,000
1,740,000		California PCFA (Series 2002), Weekly VRDNs (MarBorg Industries)/(CALSTRS (California State Teachers' Retirement System) LOC)	1,740,000
6,200,000		California PCFA (Series 2002A), Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S. Bank, N.A. LOC)	6,200,000
4,000,000		California PCFA (Series 2002A), Weekly VRDNs (Norcal Waste Systems, Inc.)/(Bank of America N.A. LOC)	4,000,000
3,000,000		California PCFA (Series 2002A), Weekly VRDNs (SANCO Services LP)/(Union Bank of California LOC)	3,000,000
5,155,000		California PCFA (Series 2002A), Weekly VRDNs (South Lake Refuse Co. LLC)/(Comerica Bank - California LOC)	5,155,000
3,285,000		California PCFA (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank - California LOC)	3,285,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$9,000,000	[2]	California PCFA (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP)	$9,000,000
16,000,000	[2]	California PCFA (Series 2004 FR/RI-F10J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP)	16,000,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC)	2,000,000
3,965,000		California PCFA, (Series 2004A), Weekly VRDNs (Burrtec Waste Group, Inc.)/(U.S. Bank, N.A. LOC)	3,965,000
3,705,000		California PCFA (Series 2004A), Weekly VRDNs (MarBorg Industries)/(Wachovia Bank N.A. LOC)	3,705,000
7,280,000		California PCFA (Series 2005A), Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California LOC)	7,280,000
5,000,000		California PCFA (Series 2005A), Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank of California LOC)	5,000,000
14,000,000		California State Department of Water Resources Power Supply Program (Series 2002 C-7), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	14,000,000
2,500,000	[2]	California Statewide Communities Development Authority (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
2,680,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	2,680,000
40,000,000	[2]	California Statewide Communities Development Authority (Series 2004 FR/RI-FI5), Weekly VRDNs (CHF-Irvine LLC)/(Lehman Brothers Holdings, Inc. SWP)	40,000,000
344,057	[2]	Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	344,057
850,000		Los Angeles County, CA IDA (Series 1991), Weekly VRDNs (Caitec Garment Processing. Inc.)/(Union Bank of California LOC)	850,000
2,000,000		San Francisco, CA MFH (Series 2002B: Carter Terrace Apartments), Weekly VRDNs (Mercy Housing California XXIV)/(Citibank N.A., New York LOC)	2,000,000
9,200,000		Santa Clara County, CA Housing Authority (Series 2005B: Timberwood Apartments), Weekly VRDNs (MP Timberwood Associates)/(Union Bank of California LOC)	9,200,000
		TOTAL	179,654,057
		Colorado--2.0%
59,975,000	[2]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	59,975,000
5,500,000	[2]	Denver, CO City & County Airport Authority (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Colorado--continued
$17,200,000		Denver, CO City & County Airport Authority (Series 2004A), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Bayerische Landesbank GTD LIQ)	$17,200,000
14,660,000	[2]	Denver, CO City & County Airport Authority, MERLOTS (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	14,660,000
		TOTAL	97,335,000
		Connecticut--2.4%
96,450,000		Connecticut State HEFA (1999 Series U-2), Weekly VRDNs (Yale University)	96,450,000
9,800,000		Connecticut State HEFA (Series 2004-B), Weekly VRDNs (Eastern Connecticut Health Network)/(Comerica Bank LOC)	9,800,000
3,200,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ)	3,200,000
4,935,000		Plainfield, CT, 3.75% BANs, 1/11/2006	4,956,471
		TOTAL	114,406,471
		District of Columbia--0.4%
4,000,000		District of Columbia (Series 2000B), Weekly VRDNs (FSA INS)/(Dexia Bank, Belgium LIQ)	4,000,000
10,000,000		District of Columbia (Series 2002D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	10,000,000
4,100,000		District of Columbia, Enterprise Zone Revenue Bonds (Series 2004), Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC)	4,100,000
		TOTAL	18,100,000
		Florida--2.8%
10,000,000	[2]	ABN AMRO MuniTOPs Certificates Trust (Florida Non-AMT)/ (Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
6,157,000	[2]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	6,157,000
12,111,000	[2]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	12,111,000
2,810,000		Coconut Creek, FL (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC)	2,810,000
6,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD)	6,000,000
7,500,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	7,509,394
7,835,000	[2]	Hillsborough County, FL Aviation Authority (MT-126), Weekly VRDNs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ)	7,835,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$11,280,000	[2]	Hillsborough County, FL Port District (MT-101), Weekly VRDNs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen GTD LIQ)	$11,280,000
21,550,000		Martin County, FL (PCR: Series 2000), Daily VRDNs (Florida Power & Light Co.)	21,550,000
5,370,000	[2]	Miami-Dade County, FL Aviation (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	5,370,000
12,000,000	[2]	Miami-Dade County, FL Aviation (Series FR/RI 2003 L22J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	12,000,000
7,655,000	[2]	Miami-Dade County, FL HFA (PT-1349), Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,655,000
6,000,000		Miami-Dade County, FL IDA (Series 1999A), Weekly VRDNs (Airis Miami LLC)/(AMBAC INS)/(Bayerische Landesbank GTD LIQ)	6,000,000
6,220,000		Ocean Highway and Port Authority, FL, Adjustable Demand Revenue Bonds (Series 1990), Weekly VRDNs (Wachovia Bank N.A. LOC)	6,220,000
8,540,000		Tampa, FL (Series 2001), Weekly VRDNs (Academy of the Holy Names, Inc.)/(SunTrust Bank LOC)	8,540,000
		TOTAL	131,037,394
		Georgia--2.5%
3,500,000	[2]	Atlanta, GA Airport General Revenue (PA 926R), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	3,500,000
4,120,000		Atlanta, GA Downtown Development Authority (Series 2002), Weekly VRDNs (Atlanta, GA)/(AMBAC INS)/(Landesbank Hessen-Thueringen GTD LIQ)	4,120,000
30,422,000		Burke County, GA Development Authority, PCRB (Series 1994A: Vogtle), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Dexia Credit Local LIQ)	30,422,000
7,970,000		Clayton County, GA Housing Authority (Series 2004: Ashton Walk Apartments), Weekly VRDNs (Ashton Forest Park LP)/(Amsouth Bank N.A., Birmingham, AL LOC)	7,970,000
9,000,000		Cobb County, GA Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC)	9,000,000
6,390,000		Crisp County, GA Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,390,000
800,000		Fayette County, GA (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	800,000
3,420,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank GTD, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs)	3,420,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$32,540,000	[2]	Georgia State, PUTTERs (Series 493), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	$32,540,000
18,000,000		Medical Center Hospital Authority, GA (Series 2004), Weekly VRDNs (Spring Harbor at Green Island)/(Bank of Scotland, Edinburgh LOC)	18,000,000
3,000,000		Tattnall County, GA IDA (Series 1999), Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC)	3,000,000
		TOTAL	119,162,000
		Hawaii--0.0%
505,000	[2]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	505,000
2,215,000	[2]	Hawaii State Airport System (PT-830), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,215,000
		TOTAL	2,720,000
		Illinois--9.7%
9,700,000		Chicago, IL Board of Education (Series 2004C-2), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ)	9,700,000
18,000,000		Chicago, IL Metropolitan Water Reclamation District (Series 2002-E), Weekly VRDNs (Landesbank Hessen-Thueringen GTD LIQ)	18,000,000
30,000,000		Chicago, IL Midway Airport (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	30,000,000
8,050,000	[2]	Chicago, IL O'Hare International Airport (PA-1198),Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	8,050,000
1,070,000	[2]	Chicago, IL O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	1,070,000
9,995,000	[2]	Chicago, IL O'Hare International Airport (PT-685), Weekly VRDNs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ)	9,995,000
7,000,000	[2]	Chicago, IL O'Hare International Airport (PT-756), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
6,170,000	[2]	Chicago, IL O'Hare International Airport (PT-2718), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	6,170,000
5,200,000	[2]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ)	5,200,000
3,820,000	[2]	Chicago, IL SFM (PT-290), Weekly VRDNs (GNMA COL)/(Landesbank Hessen-Thueringen GTD LIQ)	3,820,000
76,480,000		Chicago, IL Wastewater Transmission (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	76,480,000
2,450,000		Chicago, IL (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC)	2,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$1,450,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC)	$1,450,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.08% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 12/1/2005	10,500,000
71,400,000		Cook County, IL (Series 2002 B), Weekly VRDNs (Landesbank Hessen-Thueringen GTD LIQ)	71,400,000
33,000,000		Cook County, IL, Capital Improvement Bonds (Series 2004E), Weekly VRDNs (DePfa Bank PLC LIQ)	33,000,000
5,960,000	[2]	Cook County, IL, Roaring Forks (Series 2004-1), Weekly VRDNs (AMBAC. INS)/(Bank of New York LIQ)	5,960,000
515,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	515,000
3,400,000		Harvey, IL Multifamily Revenue (Series 1997), Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Chicago LOC)	3,400,000
2,495,000		Huntley, IL Industrial Development Revenue (Series 1999), Weekly VRDNs (Colony, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	2,495,000
1,500,000		Illinois Development Finance Authority, IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,500,000
20,000,000		Illinois Development Finance Authority, IDB (Series 1996A), Weekly VRDNs (Presbyterian Home Lake)/(FSA INS)/(Wachovia Bank N.A. LIQ)	20,000,000
5,225,000		Illinois Development Finance Authority, IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(Lasalle Bank, N.A. LOC)	5,225,000
3,000,000		Illinois Development Finance Authority, IDB (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC)	3,000,000
3,330,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	3,330,000
25,000,000		Illinois Health Facilities Authority (Series 2003), Weekly VRDNs (Herman M. Finch University)/(J.P. Morgan Chase Bank, N.A. LOC)	25,000,000
20,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Weekly VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC)	20,000,000
550,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ)	550,000
70,000,000		Illinois State Weekly VRDNs (DePfa Bank PLC LIQ)	70,000,000
5,640,000		Robbins (Village of), IL (Series 2001), Weekly VRDNs (Robbins Property LLC)/(Citibank N.A., New York LOC)	5,640,000
		TOTAL	460,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--1.7%
$500,000		Clarksville, IN (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC)	$500,000
10,000,000		Hamilton Southeastern, IN School Corp., 3.25% TANs, 12/30/2005	10,034,372
1,170,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,170,000
25,700,000		Indiana Development Finance Authority (Series 2001), Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	25,700,000
2,230,000	[2]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,230,000
5,135,000	[2]	Indianapolis, IN Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	5,135,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC)	3,400,000
3,100,000		Indianapolis, IN (Series 2004A), Weekly VRDNs (Nora Commons LP)/(Lasalle Bank, N.A. LOC)	3,100,000
5,000,000		Jasper County, IN EDA (Series 2000), Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC)	5,000,000
7,285,000	[2]	Jeffersonville, IN (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,285,000
1,570,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	1,570,000
3,540,000		Mishawaka, IN (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC)	3,540,000
4,350,000		North Adams, IN Community Schools, 2.75% TANs, 12/30/2005	4,357,026
340,000		Richmond, IN (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	340,000
6,700,000		Westfield Washington, IN Schools, 3.25% TANs, 12/30/2005	6,719,013
2,400,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,400,000
		TOTAL	82,480,411
		Iowa--1.5%
35,000,000		Iowa Finance Authority (Series 2005 A-2), Weekly VRDNs (Iowa Health System)/(FGIC INS)/(Citibank N.A., New York LIQ)	35,000,000
35,000,000		Iowa Finance Authority (Series 2005 A-3), Weekly VRDNs (Iowa Health System)/(FGIC INS)/(Citibank N.A., New York LIQ)	35,000,000
		TOTAL	70,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Kansas--0.3%
$7,997,000	[2]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	$7,997,000
4,435,000	[2]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	4,435,000
1,400,000	[2]	Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	1,400,000
		TOTAL	13,832,000
		Kentucky--0.7%
4,900,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC)	4,900,000
905,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC)	905,000
14,110,000		Jefferson County, KY (Series 2002A), Weekly VRDNs (ULH, Inc.-University of Louisville)/(Regions Bank, Alabama LOC)	14,110,000
11,995,000	[2]	Kenton County, KY Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,995,000
1,940,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC)	1,940,000
		TOTAL	33,850,000
		Louisiana--1.5%
4,000,000	[2]	ABN AMRO MuniTOPs Certificates Trust (Louisiana Non-AMT)/ (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
13,020,000	[2]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	13,020,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC)	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District (Series 2000), Weekly VRDNs (ConocoPhillips)/(J.P. Morgan Chase Bank, N.A. LOC)	10,100,000
9,000,000		Louisiana Public Facilities Authority (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.)	9,000,000
5,700,000		Louisiana State Offshore Terminal Authority (Series 2003B), Weekly VRDNs (Loop LLC)/(J.P. Morgan Chase Bank, N.A. LOC)	5,700,000
5,875,000		New Orleans, LA, IDB (Series 2003), Weekly VRDNs (LGD Rental I LLC)/(Wachovia Bank N.A. LOC)	5,875,000
20,000,000		Tangipahoa Parish, LA Hospital Service District No. 1 (Series 2003B), Weekly VRDNs (North Oaks Medical Center)/(Allied Irish Banks PLC LOC)	20,000,000
		TOTAL	72,695,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maine--0.4%
$2,425,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC)	$2,425,000
8,525,000		Maine Finance Authority (Series 2002), Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC)	8,525,000
4,475,000	[2]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 2.17% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	4,475,000
1,340,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Bank of America N.A. LOC)	1,340,000
		TOTAL	16,765,000
		Maryland--0.9%
5,850,000		Maryland Industrial Development Financing Authority (Series 1999), 3.08% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 12/1/2005	5,850,000
11,460,000		Maryland State Community Development Administration (2004 Series K), 2.10% TOBs, Mandatory Tender 12/5/2005	11,460,000
2,495,000	[2]	Maryland State Community Development Administration (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,495,000
6,035,000		Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,035,000
4,775,000	[2]	Maryland State Community Development Administration (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	4,775,000
4,000,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank N.A. LOC)	4,000,000
750,000		Maryland State Health & Higher Educational Facilities Authority (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	750,000
5,730,000	[2]	Northeast, MD Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen GTD LIQ)	5,730,000
		TOTAL	41,095,000
		Massachusetts--2.5%
9,000,000		Commonwealth of Massachusetts (Series 1997-B), Weekly VRDNs (Landesbank Hessen-Thueringen GTD LIQ)	9,000,000
18,775,000	[2]	Commonwealth of Massachusetts, PUTTERs (Series 443), Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase Bank, N.A. LIQs)	18,775,000
20,000,000		Lawrence, MA, 3.25% BANs, 12/22/2005	20,076,607
7,500,000	[2]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$3,260,000		Massachusetts HEFA (Series 2004G), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC)	$3,260,000
2,860,000		Massachusetts HEFA (Series B), Weekly VRDNs (Boston Home)/(Citizens Bank of Massachusetts LOC)	2,860,000
13,005,000		Massachusetts HEFA (Series Q-1), Weekly VRDNs (Boston University)/(XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	13,005,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)	4,500,000
19,610,000	[2]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	19,610,000
18,000,000		New Bedford, MA, 3.25% BANs, 2/24/2006	18,082,709
		TOTAL	116,669,316
		Michigan--0.8%
6,000,000	[2]	Grand Rapids & Kent County, MI Joint Building Authority (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	6,000,000
2,000,000		Jackson County, MI Public Schools, State Aid Note (Series 2005A), 3.00% RANs (Comerica Bank LOC), 8/23/2005	2,000,913
14,300,000		Michigan Higher Education Student Loan Authority (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	14,300,000
3,070,000		Michigan State Housing Development Authority (Series 2001A), Weekly VRDNs (Sand Creek Apartments)/(Federal Home Loan Bank of Cincinnati LOC)	3,070,000
2,550,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Union Planters Bank, N.A., Memphis, TN LOC)	2,550,000
3,415,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC)	3,415,000
5,000,000	[2]	Wayne County, MI Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	5,000,000
		TOTAL	36,335,913
		Minnesota--2.2%
2,800,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,800,000
6,440,000	[2]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	6,440,000
3,865,000		Dakota County, MN Community Development Agency (Series 2004), Weekly VRDNs (View Pointe Apartments)/(Lasalle Bank, N.A. LOC)	3,865,000
2,845,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(Lasalle Bank, N.A. LOC)	2,845,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--continued
$1,550,000		Minneapolis, MN IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	$1,550,000
3,140,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	3,140,000
5,220,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	5,220,000
8,975,000	[2]	Minnesota Public Facilities Authority (PT-1175), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	8,975,000
30,015,000		Minnesota State HFA (Series J), 2.30% TOBs, Mandatory Tender 12/14/2005	30,015,000
19,000,000		Minnesota State HFA (Series K), 2.30% TOBs, Mandatory Tender 12/14/2005	19,000,000
1,900,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Lasalle Bank, N.A. LOC)	1,900,000
6,690,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(Lasalle Bank, N.A. LOC)	6,690,000
1,585,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,585,000
580,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	580,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,250,000
5,800,000		White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Lasalle Bank, N.A. LOC)	5,800,000
		TOTAL	102,655,000
		Mississippi--1.5%
10,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	10,000,000
3,690,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC)	3,690,000
1,940,000	[2]	Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	1,940,000
7,500,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC)	7,500,000
6,080,000	[2]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	6,080,000
2,515,000	[2]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,515,000
3,485,000	[2]	Mississippi Home Corp., Roaring Forks (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	3,485,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Mississippi--continued
$18,685,000	[2]	Mississippi Home Corp., Roaring Forks (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	$18,685,000
9,790,000		Mississippi Regional Housing Authorithy No. II (Series 1998), 2.15% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham, AL LOC), Mandatory Tender 10/1/2005	9,790,000
6,500,000		Mississippi Regional Housing Authorithy No. II (Series 2000), 3.30% TOBs (Terrace Park Apartments)/(First Tennessee Bank, N.A. LOC), Optional Tender 5/1/2006	6,500,000
		TOTAL	70,185,000
		Missouri--2.7%
36,120,000	[2]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	36,120,000
61,435,000		Kansas City, MO IDA, (Series 2005C), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(Dexia Credit Local LIQ)	61,435,000
4,000,000		Missouri State HEFA (Series 2002), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	4,000,000
1,995,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,995,000
970,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2000-QQQ), 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	970,000
2,325,000	[2]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,325,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC)	1,000,000
17,905,000	[2]	St. Louis, MO IDA, (PT-2575), Weekly VRDNs (Merchandise Mart Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG GTD LOC)	17,905,000
		TOTAL	125,750,000
		Montana--0.4%
7,685,000	[2]	Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	7,685,000
2,295,000	[2]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,295,000
4,140,000	[2]	Montana State Board of Housing, PUTTERs (Series 348), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	4,140,000
5,235,000	[2]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ)	5,235,000
		TOTAL	19,355,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Multi State--3.5%
$9,677,823	[2]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPs Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	$9,677,823
4,485,500	[2]	BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	4,485,500
8,800,000	[2]	Charter Mac Floater Certificates Trust I (Nat-1 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	8,800,000
6,500,000	[2]	Charter Mac Floater Certificates Trust I (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	6,500,000
7,000,000	[2]	Charter Mac Floater Certificates Trust I (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank GTD, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg GTD, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	7,000,000
30,321,000	[2]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	30,321,000
35,530,000	[2]	Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	35,530,000
19,808,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-1), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	19,808,000
28,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-18), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	28,000,000
6,755,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	6,755,000
957,982	[2]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 1999-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	957,982
2,290,909	[2]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	2,290,909
4,608,201	[2]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2002-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	4,608,201
		TOTAL	164,734,415
		Nebraska--0.5%
3,400,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,400,000
1,500,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Nebraska--continued
$8,575,000		Nebraska Investment Finance Authority (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	$8,575,000
6,201,000		Nebraska Investment Finance Authority (Series 2001 F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	6,201,000
485,000	[2]	Nebraska Investment Finance Authority, MERLOTS (Series 2000-O), Weekly VRDNs (Wachovia Bank N.A. LIQ)	485,000
5,200,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.)	5,200,000
		TOTAL	25,361,000
		Nevada--3.3%
3,000,000		Clark County, NV Industrial Development Revenue Board (Series 2003A), Weekly VRDNs (Southwest Gas Corp.)/(Bank of America N.A. LOC)	3,000,000
7,140,000		Clark County, NV, (Series 1997A), 3.08% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 12/1/2005	7,140,000
7,535,000		Clark County, NV, (Series 1998), 3.08% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 12/1/2005	7,535,000
91,200,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank GTD LIQ)	91,200,000
34,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	34,000,000
13,000,000	[2]	Washoe County, NV Water Facilities Revenue (Series 2004 FR/RI-F9J), Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP)	13,000,000
		TOTAL	155,875,000
		New Hampshire--1.1%
1,322,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	1,322,000
30,000,000		New Hampshire Business Finance Authority, PCRB (1990 Series A), 2.70% CP (New England Power Co.), Mandatory Tender 10/3/2005	30,000,000
19,905,000		New Hampshire Higher Educational & Health Facilities Authority (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(FSA INS)/(Chase Bank USA, N.A. and Dexia Credit Local LIQs)	19,905,000
1,555,000	[2]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,555,000
1,100,000	[2]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,100,000
		TOTAL	53,882,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Jersey--1.2%
$5,864,000		Haddonfield, NJ, 3.25% BANs, 2/23/2006	$5,889,819
4,774,966		Harrison Township, NJ, 3.50% BANs, 3/27/2006	4,796,165
4,371,950		Millstone Township, NJ, 3.00% BANs, 8/12/2005	4,373,119
3,275,000		Mount Holly Township, NJ, 3.50% BANs, 3/22/2006	3,291,268
8,500,000		New Jersey EDA (Series 1998A), Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC)	8,500,000
4,900,000		Old Bridge Township, NJ Board of Education, 3.00% GANs, 10/13/2005	4,911,065
5,422,138		Perth Amboy, NJ, 3.00% BANs, 8/5/2005	5,422,897
6,800,000		Stone Harbor, NJ, 3.50% BANs, 3/17/2006	6,840,183
6,700,000		Trenton, NJ, 3.75% BANs, 5/19/2006	6,738,887
4,387,222		Wood-Ridge Borough, NJ, 3.35% BANs, 2/24/2006	4,407,706
		TOTAL	55,171,109
		New Mexico--1.7%
1,930,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,930,000
4,700,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	4,700,000
21,000,000	[2]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	21,000,000
3,075,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Standard Federal Bank, N.A. LOC)	3,075,000
41,670,827		New Mexico Mortgage Finance Authority (Series 2005), 3.34% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2006	41,670,827
1,360,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,360,000
3,285,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	3,285,000
1,685,000	[2]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	1,685,000
2,430,000	[2]	New Mexico Mortgage Finance Authority (PT-739), Weekly VRDNs (GNMA COL)/(BNP Paribas SA LIQ)	2,430,000
		TOTAL	81,135,827
		New York--7.7%
5,907,750		Adirondack, NY Central School District, 3.00% BANs, 9/14/2005	5,915,790
9,500,000		Clinton County, NY, 3.75% BANs, 7/20/2006	9,580,337
30,000,000		Metropolitan Transportation Authority, NY (Series 2004A-1), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(DePfa Bank PLC LIQ)	30,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$38,600,000		New York City, NY Housing Development Corp., (Series 2004 A), Weekly VRDNs (West 61st Street Associates LLC)/(HSBC Bank USA LOC)	$38,600,000
16,900,000		New York City, NY Municipal Water Finance Authority (Series 2001 F-2), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	16,900,000
5,300,000		New York City, NY Transitional Finance Authority (1999 Subseries A-1), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	5,300,000
4,145,000		New York City, NY Transitional Finance Authority (2001 Series A), Weekly VRDNs (J. P. Morgan Chase Bank, N.A. LIQ)	4,145,000
21,000,000	[2]	New York City, NY Transitional Finance Authority (Series 2002 FR/RI L21), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	21,000,000
17,730,000		New York City, NY (1995 Series B-9), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	17,730,000
3,550,000		New York City, NY (1996 Series J-3), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)	3,550,000
10,185,000		New York State Dormitory Authority (Series 2005C), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(AMBAC INS)/(DePfa Bank PLC LIQ)	10,185,000
19,770,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2C), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ)	19,770,000
13,400,000		New York State HFA (Series 2004A: 100 Maiden Lane), Weekly VRDNs (Maiden Lane Properties LLC)/(Bank of New York LOC)	13,400,000
31,600,000		New York State HFA (Series 2005A: 1 East 35th Street Apartments), Weekly VRDNs (35th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	31,600,000
22,900,000		New York State Urban Development Corp., (Series 2004A-3-B), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(CDC IXIS Financial Guaranty N.A. INS)/(Dexia Credit Local LIQ)	22,900,000
37,820,000		New York State Urban Development Corp., (Series 2004A-3-C), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(CDC IXIS Financial Guaranty N.A. INS)/(Dexia Credit Local LIQ)	37,820,000
10,800,000		Patchogue-Medford, NY Union Free School District, 4.00% TANs, 6/22/2006	10,910,419
25,000,000		Triborough Bridge & Tunnel Authority, NY,(Series 2005B-3), Weekly VRDNs (Bank of America N.A. LIQ)	25,000,000
26,315,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	26,315,000
14,790,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000D), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ)	14,790,000
		TOTAL	365,411,546
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--2.3%
$4,000,000		Catawba County, NC Industrial Facilities & PCFA (Series 2001), Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC)	$4,000,000
2,840,000	[2]	Charlotte, NC Airport (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	2,840,000
4,230,000		Davie County, NC Industrial Facilities & PCFA Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank N.A. LOC)	4,230,000
1,000,000		Guilford County, NC Industrial Facilities & PCFA (Series 2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,000,000
7,245,000		Halifax County, NC Industrial Facilities & PCFA (Series 1993), Daily VRDNs (Westmoreland LG&E)/(Dexia Credit Local LOC)	7,245,000
2,000,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.)	2,000,000
4,575,000		Johnson County, NC Industrial Facilities & PCFA (Series 2001), Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC)	4,575,000
3,200,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A. LOC)	3,200,000
15,000,000		Montgomery County, NC Industrial Facilities & PCFA (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	15,000,000
5,000,000		New Hanover County, NC PCFA (Series 1984), Weekly VRDNs (American Hoist & Derrick Co. Project)/(Bank of America N.A. LOC)	5,000,000
2,350,000		North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs (Queens College)/(Bank of America N.A. LOC)	2,350,000
6,335,000		North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC)	6,335,000
8,300,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	8,300,000
7,800,000	[2]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2002-A22), Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF), 1/1/2022 (@100), 1/1/2024	7,800,000
1,675,000	[2]	North Carolina HFA, MERLOTS (Series 2000 A37), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,675,000
14,100,000		North Carolina Medical Care Commission (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	14,100,000
4,500,000		North Carolina Medical Care Commission (Series 2003C), Weekly VRDNs (Givens Estates)/(Bank of Scotland, Edinburgh LOC)	4,500,000
11,600,000		North Carolina Medical Care Commission (Series 2004A), Weekly VRDNs (Moses H. Cone Memorial)	11,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--continued
$2,500,000	[2]	North Carolina State (PT-413), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	$2,500,000
125,000		Sampson County, NC Industrial Facilities & PCFA (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC)	125,000
1,300,000		Wilson County, NC, PCA (Series 1999), Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank N.A. LOC)	1,300,000
		TOTAL	109,675,000
		Ohio--3.0%
4,000,000	[2]	ABN AMRO MuniTOPs Certificates Trust (Ohio Non-AMT)/(Series 1998-18), Weekly VRDNs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
8,000,000		Akron, Bath & Copley, OH Joint Township (Series 2004B), Weekly VRDNs (Summa Health System)/(J. P. Morgan Chase Bank, N.A. LOC)	8,000,000
6,000,000		Clark County, OH (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J. P. Morgan Chase Bank, N.A. LIQ)	6,000,000
5,915,000	[2]	Cuyahoga County, OH (PT-1966), Weekly VRDNs (Antioch Towers Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,915,000
6,000,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs)	6,000,000
15,000,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs)	15,000,000
3,950,000		Hamilton, OH MFH (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(Federal Home Loan Bank of Indianapolis LOC)	3,950,000
6,500,000		Knox County, OH (Series 2004), Weekly VRDNs (Knox Community Hospital)/(National City Bank, Ohio LOC)	6,500,000
5,500,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Huntington National Bank, Columbus, OH LOC)	5,500,000
45,000,000		Ohio HFA, (Series 2005D), Weekly VRDNs (GNMA COL)/(Federal Home Loan Bank of Cincinnati LIQ)	45,000,000
1,885,000	[2]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,885,000
3,805,000	[2]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	3,805,000
5,525,000	[2]	Ohio State Building Authority (Series 2002), FR/RI-L39J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,525,000
2,300,000		Ohio State Water Development Authority (Series 2002), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	2,300,000
5,000,000		Ohio State, Environmental Improvement Revenue Bonds (Series 1996), Weekly VRDNs (Newark Group Industries, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$7,500,000		Ohio State, Solid Waste Revenue Bonds (Series 1998), Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD)	$7,500,000
10,030,000		Ohio Waste Development Authority Solid Waste (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	10,030,000
		TOTAL	141,910,000
		Oklahoma--0.7%
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank, N.A. LOC)	5,650,000
19,530,120	[2]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	19,530,120
6,000,000		Oklahoma Development Finance Authority (Series 2003), 2.42% TOBs (ConocoPhillips)/(ConocoPhillips GTD), Mandatory Tender 12/1/2005	6,000,000
		TOTAL	31,180,120
		Oregon--0.4%
8,500,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC)	8,500,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC)	10,000,000
		TOTAL	18,500,000
		Pennsylvania--4.2%
1,000,000		Chester County, PA, IDA (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC)	1,000,000
13,000,000		Erie, PA City School District, 3.75% TRANs, 6/30/2006	13,097,927
1,392,000		Northampton County, PA, IDA (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC)	1,392,000
750,000		Pennsylvania EDFA Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)	750,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004A) Weekly VRDNs (Sunoco, Inc.)	10,000,000
30,700,000		Pennsylvania State Higher Education Assistance Agency (Series 1997A), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	30,700,000
22,500,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	22,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency (Series 2003 A-2,) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	10,000,000
17,300,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(Bayerische Landesbank GTD, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG GTD LIQs)	17,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$48,000,000		Philadelphia, PA Airport System (Series 2005C), Weekly VRDNs (MBIA Insurance Corp. INS)/(J. P. Morgan Chase Bank, N.A. LIQ)	$48,000,000
46,000,000		Philadelphia, PA (Series A of 2005-2006), 4.00% TRANs, 6/30/2006	46,502,622
		TOTAL	201,242,549
		Rhode Island--0.3%
7,500,000		Lincoln, RI, 3.00% BANs, 10/12/2005	7,516,838
3,710,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC)	3,710,000
2,015,000		Warwick, RI Housing Authority (Series 2001,) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC)	2,015,000
		TOTAL	13,241,838
		South Carolina--2.2%
10,500,000		Berkeley County, SC Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP Amoco Corp)	10,500,000
20,000,000		Berkeley County, SC, IDB Weekly VRDNs (Nucor Corp.)	20,000,000
18,800,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.)	18,800,000
5,600,000		Berkeley County, SC, IDB (Series 1997), Weekly VRDNs (Nucor Corp.)	5,600,000
13,000,000		Berkeley County, SC, IDB (Series 1998), Weekly VRDNs (Nucor Corp.)	13,000,000
10,000,000	[2]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	10,000,000
2,140,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank N.A. LOC)	2,140,000
1,700,000		South Carolina Jobs-EDA Weekly VRDNs (Lorraine Linens)/(Wachovia Bank N.A. LOC)	1,700,000
200,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC)	200,000
300,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC)	300,000
200,000		South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC)	200,000
3,500,000		South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,500,000
1,100,000		South Carolina Jobs-EDA (Series 1998), Weekly VRDNs (Carolina Cotton Works, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,100,000
12,200,000		South Carolina Jobs-EDA (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC)	12,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		South Carolina--2.2%
$2,100,000	[2]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ)	$2,100,000
2,000,000		York County, SC IDA (Series1989), Weekly VRDNs (Sediver Inc.)/(BNP Paribas SA LOC)	2,000,000
		TOTAL	103,340,000
		South Dakota--0.0%
500,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen GTD LIQ)	500,000
		Tennessee--1.0%
4,000,000		Blount County, TN, IDB (Series 1988), Weekly VRDNs (Advanced Crystal Technology, Inc.)/(SunTrust Bank LOC)	4,000,000
1,000,000		Cheatham County, TN, IDB (Series 1997B), Weekly VRDNs (Triton Boat Co.)/(Amsouth Bank N.A., Birmingham, AL LOC)	1,000,000
4,850,000		Dickson, TN Health and Educational Facilities Board, Autumn Park Apartments (Series 1999), Weekly VRDNs (Tennessee Partners XII LP)/(Union Planters Bank, N.A., Memphis, TN LOC)	4,850,000
1,700,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Amsouth Bank N.A., Birmingham, AL LOC)	1,700,000
3,000,000		Jackson, TN, IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
4,665,000		Shelby County, TN Health Education & Housing Facilities Board (Series 1988), Weekly VRDNs (Arbor Lake Project)/(FHLMC LOC)	4,665,000
20,000,000		Shelby County, TN Health Education & Housing Facilities Board (Series 2003C), Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC)	20,000,000
200,000		South Pittsburg, TN, IDB (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	200,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Amsouth Bank N.A., Birmingham, AL LOC)	7,000,000
		TOTAL	47,260,000
		Texas--13.3%
12,000,000	[2]	Austin, TX Airport System, MERLOTS (Series 2000J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	12,000,000
14,860,000	[2]	Austin, TX Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,860,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$4,990,000	[2]	Bexar County, TX Housing Finance Corp., (PT-2596), Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG GTD LOC)	$4,990,000
5,200,000		Brazos Harbor, TX Industrial Development Corp., (Series 2003), 1.80% TOBs (ConocoPhillips)/(ConocoPhillips GTD), Optional Tender 8/1/2005	5,200,000
10,000,000		Brazos River Authority, TX (Series 2001A), Weekly VRDNs (TXU Energy)/(Wachovia Bank N.A. LOC)	10,000,000
1,200,000		Brazos River Authority, TX (Series 2002A), Weekly VRDNs (TXU Energy)/(Wachovia Bank N.A. LOC)	1,200,000
5,630,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC)	5,630,000
14,640,000	[2]	Dallas, TX Housing Finance Corp., (PT-2599), Weekly VRDNs (Southern Oaks Housing)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG GTD LOC)	14,640,000
9,000,000	[2]	Dallas-Fort Worth, TX International Airport (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	9,000,000
3,915,000	[2]	Dallas-Fort Worth, TX International Airport (PT-738), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	3,915,000
3,025,000	[2]	Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,025,000
4,995,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	4,995,000
7,150,000	[2]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	7,150,000
3,000,000	[2]	Dallas-Fort Worth, TX International Airport, ROCs (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	3,000,000
21,510,000	[2]	Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs)	21,510,000
3,400,000		DeSoto, TX Housing Finance Corp., (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC)	3,400,000
960,000	[2]	El Paso, TX Housing Finance Corp., MERLOTS (Series 2001 A-40), 2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	960,000
12,650,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC)	12,650,000
10,600,000		Gulf Coast, TX, IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp)	10,600,000
45,450,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp)	45,450,000
21,800,000		Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp)	21,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$44,600,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp)	$44,600,000
30,050,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp)	30,050,000
21,450,000		Gulf Coast, TX Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco Corp)	21,450,000
7,200,000		Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp)	7,200,000
15,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp)	15,000,000
10,975,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp)/(BP PLC GTD)	10,975,000
8,650,000		Gulf Coast, TX Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	8,650,000
5,750,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	5,750,000
6,300,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.)	6,300,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.)	7,800,000
2,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC)	2,000,000
9,580,000	[2]	Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	9,580,000
3,500,000		Lower Neches Valley Authority, TX (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America N.A. LOC)	3,500,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.)	15,000,000
3,170,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(J.P. Morgan Chase Bank, N.A. LOC)	3,170,000
7,000,000		San Antonio, TX Electric & Gas System, Junior Lien Revenue Bonds (Series 2004), 2.20% TOBs (BNP Paribas SA LIQ), Mandatory Tender 12/1/2005	7,000,000
10,220,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 2.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/25/2006	10,220,000
7,000,000	[2]	San Antonio, TX Independent School District, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	7,000,000
22,965,000		Texas Small Business Industrial Development Corp., (Series 1986), Weekly VRDNs (Texas Public Facilities Capital Access Program)/(Bank of America N.A. LOC)	22,965,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$10,000,000	[2]	Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	$10,000,000
3,000,000	[2]	Texas State Department of Housing & Community Affairs (PT-2507), Weekly VRDNs (Ironwood Ranch Townhomes LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,000,000
4,800,000	[2]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ)	4,800,000
10,000,000		Texas State Department of Housing & Community Affairs (Series 2005A), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ)	10,000,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC)	13,400,000
7,866,000	[2]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 2.36% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/8/2005	7,866,000
55,000,000		Texas State (Series 2004), 3.00% TRANs, 8/31/2005	55,051,878
30,000,000	[2]	Texas State, TRANs (Series 2004 FR/RI-L66), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	30,000,000
37,300,000		Waco, TX Education Finance Corp., (Series 2002A), Weekly VRDNs (Baylor University)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ)	37,300,000
4,300,000		Waco, TX Industrial Development Corp., (Series 1998), Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/(Amsouth Bank N.A., Birmingham, AL LOC)	4,300,000
3,850,000		Waxahachie, TX, IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000
		TOTAL	633,752,878
		Utah--0.5%
2,000,000		Emery County, UT (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	2,000,000
19,400,000		Murray City, UT (Series 2003B), Weekly VRDNs (IHC Health Services, Inc.)	19,400,000
1,500,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC)	1,500,000
		TOTAL	22,900,000
		Vermont--0.3%
5,950,000	[2]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ)	5,950,000
5,110,000	[2]	Vermont HFA, MERLOTS (Series 2001-A49), 2.17% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	5,110,000
4,395,000	[2]	Vermont HFA, MERLOTS (Series 2001-A91), 2.17% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	4,395,000
		TOTAL	15,455,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Virginia--1.3%
$12,000,000		Fairfax County, VA IDA (Series 2005A-2), Weekly VRDNs (Inova Health System)	$12,000,000
8,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 2.50% CP (Virginia Electric & Power Co.), Mandatory Tender 9/9/2005	8,000,000
5,000,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority (PT-485), 1.70% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/8/2005	5,000,000
7,430,000		Henrico County, VA EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank N.V. LOC)	7,430,000
5,935,000	[2]	Metropolitan Washington, DC Airports Authority (MT-108), Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	5,935,000
4,500,000		Newport News, VA Redevelopment & Housing Authority (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	4,500,000
4,630,000		Portsmouth, VA Redevelopment and Housing Authority (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	4,630,000
3,000,000		Virginia Beach, VA Development Authority (Series 2004), Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC)	3,000,000
6,500,000	[2]	Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,500,000
2,000,000		Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	2,000,000
2,800,000		Winchester, VA IDA (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC)	2,800,000
		TOTAL	61,795,000
		Washington--2.2%
6,990,000	[2]	Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,990,000
5,208,500	[2]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	5,208,500
24,000,000		Issaquah Community Properties, WA (Series 2001B), Weekly VRDNs (Bank of America N.A. LOC)	24,000,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC)	9,000,000
4,890,000		Port of Pasco, WA Economic Development Corporation (Series 1996), Weekly VRDNs (Douglas Fruit Company, Inc.)/(U.S. Bank, N.A. LOC)	4,890,000
2,495,000	[2]	Port of Seattle, WA (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	2,495,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Washington--continued
$7,690,000	[2]	Port of Seattle, WA, MERLOTS (Series 2001-A53), 2.22% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/16/2005	$7,690,000
4,450,000	[2]	Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	4,450,000
4,320,000	[2]	Port of Seattle, WA (PT-850), 1.66% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/18/2005	4,320,000
2,420,000		Seattle, WA Housing Authority (Series 2002: New Holly Project Phase III), Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC)	2,420,000
11,550,000		Seattle, WA Housing Authority (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC)	11,550,000
11,765,000	[2]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 2.17% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	11,765,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC)	1,000,000
5,600,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc)/(Wells Fargo Bank, N.A. LOC)	5,600,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC)	5,350,000
		TOTAL	106,728,500
		West Virginia--0.4%
1,280,000		Berkeley County, WV County Commission (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC)	1,280,000
9,000,000		Grant County, WV County Commission, PCRB (Series 1994), 2.70% CP (Virginia Electric & Power Co.), Mandatory Tender 10/3/2005	9,000,000
10,000,000		Marion County, WV County Commission (Series 1990 A), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC)	10,000,000
		TOTAL	20,280,000
		Wisconsin--2.0%
11,700,000		Appleton, WI Redevelopment Authority (Series 2001B), Weekly VRDNs (Fox Cities Performing Arts Center)/(J.P. Morgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs)	11,700,000
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(J.P. Morgan Chase Bank, N.A. LOC)	9,500,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC)	800,000
2,430,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	2,430,000
6,000,000		Mequon-Thiensville, WI School District, 2.50% TRANs, 9/9/2005	6,005,039
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--continued
$2,300,000		Milwaukee, WI (Series 1997), 3.08% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD LOC), Optional Tender 12/1/2005	$2,300,000
21,800,000	[2]	Milwaukee, WI, RANs (Series 2004 FR/RI-L65), Weekly VRDNs (Milwaukee, WI Public Schools)/(Lehman Brothers Holdings, Inc. LIQ)	21,800,000
1,000,000		New Berlin, WI (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	1,000,000
18,000,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	18,000,000
17,500,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	17,500,000
4,200,000	[2]	Wisconsin Housing & EDA, ROCs (Series 397), Weekly VRDNs (Citibank N.A., New York LIQ)	4,200,000
		TOTAL	95,235,039
		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST) [3]	4,735,614,383
		OTHER ASSETS AND LIABILITIES - NET--0.2%	8,811,690
		TOTAL NET ASSETS--100%	$4,744,426,073
Securities that are subject to the federal alternative minimum tax (AMT) represent 55.7% of the portfolio as calculated based on total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by NRSROs or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2005, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
97.6%	2.4%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $1,171,988,092 which represents 24.7% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Board
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROC's	--Reset Option Certificates
SFM	--Single Family Mortgage
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Investments [2]
Commercial Paper & Notes	47.6%
Variable Rate Instruments	37.3%
Bank Instruments	9.3%
Repurchase Agreements	5.8%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	70.9%	Prime-1	98.6%
A-1	27.2%
A-2	0%	Prime-2	0%
Not rated by S&P	1.9%	Not rated by Moody's	1.4%
TOTAL	100.0%	TOTAL	100.0%

At July 31, 2005 the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	39.0% [5]
8-30 Days	30.3%
31-90 Days	22.9%
91-180 Days	2.4%
181 Days or more	5.4%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit- quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 1.4% do not have short-term ratings by either of these NRSROs.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 18.0% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.8%
		Finance - Automotive--1.7%
$10,524,042		Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005	$10,524,042
65,857,775		HSBC Automotive Trust 2005-1, Class A1, 3.458%, 7/17/2006	65,857,775
35,000,000		HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006	35,000,000
10,012,746		Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006	10,012,746
11,343,470		WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006	11,343,470
		TOTAL	132,738,033
		Finance - Equipment--0.3%
1,787,356	[1]	CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005	1,787,356
23,156,774		CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006	23,156,774
		TOTAL	24,944,130
		Finance - Retail--1.8%
149,000,000		Permanent Financing (No. 6) PLC, Class A-1, 3.320%, 9/10/2005	149,000,000
		TOTAL ASSET-BACKED SECURITIES	306,682,163
		BANK NOTE--0.7%
		Banking--0.7%
57,500,000		Lasalle Bank, N.A., 3.290%, 8/9/2005	57,500,000
		CERTIFICATES OF DEPOSIT--8.7%
		Banking--8.7%
50,000,000		BNP Paribas SA, 3.410%, 11/7/2005	50,000,000
68,000,000		Calyon, Paris, 3.950%, 7/14/2006	68,000,000
20,000,000		Citibank N.A., New York, 3.400%, 9/22/2005	20,000,000
50,000,000		Citizens Bank of Pennsylvania, 3.520%, 10/13/2005	50,000,000
235,000,000		Credit Suisse, Zurich, 3.255% - 3.640%, 8/5/2005 - 11/1/2005	235,000,000
75,000,000		Dexia Bank, Belgium, 3.405%, 9/20/2005	75,000,000
25,000,000		HSBC Bank USA, 3.160%, 8/9/2005	25,000,000
50,000,000		Regions Bank, Alabama, 3.130%, 8/8/2005	50,000,000
62,000,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	62,002,833
50,000,000		Toronto Dominion Bank, 3.570%, 2/13/2006	50,000,000
25,000,000		UBS AG, 3.270%, 9/7/2005	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT	710,002,833
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--11.9%
		Banking--4.9%
$400,000,000		IXIS Financial Products Inc., 3.350% - 3.413%, 8/1/2005	$400,000,000
		Brokerage--7.0%
240,000,000		Citigroup Global Markets, Inc., 3.413%, 8/1/2005	240,000,000
200,000,000		Goldman Sachs & Co., 3.413%, 8/1/2005	200,000,000
132,000,000		Merrill Lynch & Co., Inc., 3.462%, 8/1/2005	132,000,000
		TOTAL	572,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	972,000,000
		COMMERCIAL PAPER--28.7% [2]
		Banking--8.3%
74,700,000		Bank of America Corp., 3.480%, 9/26/2005	74,295,624
20,000,000		Barclays US Funding Corp., (GTD by Barclays Bank PLC), 2.870%, 8/2/2005	19,998,405
28,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG SWP), 3.370%, 9/23/2005	27,861,081
20,000,000		DePfa Bank PLC, 3.380%, 9/22/2005	19,902,355
113,000,000		Dexia Delaware LLC, 3.370%, 9/23/2005	112,439,363
25,000,000	[1]	Fountain Square Commercial Funding Corp., 3.270%, 9/7/2005	24,915,979
90,000,000		KBC Financial Products International Ltd., (GTD by KBC Bank NV), 3.250%, 9/1/2005	89,748,125
7,891,000	[1]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 3.280%, 9/8/2005	7,863,680
10,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 3.300%, 8/10/2005	9,991,750
184,000,000	[1]	Picaros Funding LLC, (GTD by KBC Bank NV), 3.055% - 3.530%, 8/18/2005 - 2/14/2006	182,436,149
70,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 3.130%, 8/9/2005	69,951,311
38,737,000	[1]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 3.370%, 8/17/2005	38,678,981
		TOTAL	678,082,803
		Brokerage--0.2%
20,000,000		Morgan Stanley, 3.140%, 8/8/2005	19,987,789
		Finance - Automotive--4.1%
250,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.270% - 3.360%, 9/15/2005 - 11/2/2005	248,744,750
90,000,000		FCAR Auto Loan Trust, A1/P1 Series, 3.380%, 9/19/2005	89,585,950
		TOTAL	338,330,700
		Finance - Commercial--2.7%
39,775,000		CIT Group, Inc., 3.310%, 10/24/2005	39,467,804
60,375,000	[1]	Compass Securitization LLC, 3.250% - 3.420%, 8/25/2005 - 9/15/2005	60,190,689
105,319,000	[1]	Edison Asset Securitization LLC, 3.050% - 3.290%, 8/9/2005 - 9/8/2005	105,008,790
15,160,000	[1]	Fairway Finance Company LLC, 3.270% - 3.430%, 8/29/2005 - 9/28/2005	15,106,138
		TOTAL	219,773,421
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Finance - Retail--5.2%
$28,104,000	[1]	Barton Capital Corp., 3.290%, 8/10/2005	$28,080,884
75,000,000	[1]	Falcon Asset Securitization Corp., 3.400%, 8/22/2005	74,851,250
100,000,000	[1]	Paradigm Funding LLC, 3.185% - 3.530%, 8/22/2005 - 10/19/2005	99,725,881
205,000,000	[1]	Sheffield Receivables Corp., 3.130% - 3.440%, 8/4/2005 - 8/25/2005	204,796,433
17,000,000	[1]	Tulip Funding Corp., 3.190%, 8/22/2005	16,968,366
		TOTAL	424,422,814
		Finance - Securities--7.5%
65,000,000	[1]	Galaxy Funding Inc., 3.250%, 8/29/2005 - 9/1/2005	64,830,278
207,500,000	[1]	Georgetown Funding Co. LLC, 3.330% - 3.500%, 8/17/2005 - 9/22/2005	206,923,729
139,000,000	[1]	Grampian Funding LLC, 2.970% - 3.370%, 8/5/2005 - 9/9/2005	138,784,567
36,339,000	[1]	Ivory Funding Corp., 3.610%, 10/27/2005	36,021,973
92,000,000	[1]	Perry Global Funding LLC Series A, 3.230% - 3.350%, 8/15/2005 - 8/24/2005	91,878,249
73,500,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.300% - 3.330%, 9/12/2005 - 9/13/2005	73,212,116
		TOTAL	611,650,912
		Insurance--0.7%
55,000,000	[1]	Aspen Funding Corp., 3.130% - 3.465%, 8/3/2005 - 10/7/2005	54,819,410
		TOTAL COMMERCIAL PAPER	2,347,067,849
		CORPORATE BONDS--0.4%
		Banking--0.4%
20,000,000		Citigroup, Inc., 3.370%, 9/1/2005	20,001,360
13,600,000		Wells Fargo Financial, Inc., (GTD by Wells Fargo & Co.), 3.490%, 9/12/2005	13,601,997
		TOTAL CORPORATE BONDS	33,603,357
		CORPORATE NOTES--1.2%
		Brokerage--0.4%
35,000,000		Goldman Sachs Group LP, 2.970%, 8/1/2005	35,000,000
		Finance - Securities--0.8%
64,500,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.010% - 4.150%, 7/21/2006 - 8/8/2006	64,500,000
		TOTAL CORPORATE NOTES	99,500,000
		GOVERNMENT AGENCIES--1.2%
96,000,000		Federal Home Loan Mortgage Corp., 3.183% - 3.335%, 9/9/2005 - 11/7/2005	95,999,665
		LOAN PARTICIPATION--1.3%
		Chemicals--0.9%
74,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 3.350% - 3.770%, 8/1/2005 - 11/30/2005	74,000,000
Principal Amount			Value
		LOAN PARTICIPATION--continued
		Electrical Equipment--0.4%
$32,000,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 3.436%, 5/19/2006	$32,000,000
		TOTAL LOAN PARTICIPATION	106,000,000
		NOTES - VARIABLE--36.5% [3]
		Banking--17.8%
4,490,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 3.540%, 8/4/2005	4,490,000
4,115,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.520%, 8/4/2005	4,115,000
4,630,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 3.660%, 8/5/2005	4,630,000
4,130,000		Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	4,130,000
5,515,000		Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,515,000
2,280,000		Alabama State IDA, (Regions Bank, Alabama LOC), 3.540%, 8/4/2005	2,280,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank Minnesota N.A. LOC), 3.520%, 8/4/2005	2,000,000
1,135,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 3.520%, 8/4/2005	1,135,000
3,430,000		American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,430,000
8,600,000		American Health Centers, Inc., Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	8,600,000
7,960,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	7,960,000
3,375,000		B & H Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,375,000
4,085,000		BMW Investments, Inc., (Wachovia Bank N.A. LOC), 3.560%, 8/5/2005	4,085,000
9,495,000		Badger Mining Corp., (U.S. Bank, N.A. LOC), 3.380%, 8/3/2005	9,495,000
4,035,000		Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	4,035,000
25,000,000	[1]	Bank of New York Co., Inc., 3.520%, 8/29/2005	25,000,000
15,000,000		Barclays Bank PLC, 3.283%, 8/5/2005	14,997,575
9,360,000		Barton Healthcare LLC, (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/3/2005	9,360,000
24,995,000		Battle Creek, MI Downtown Development Authority, Series 2004, (Insured by AMBAC Financial Group, Inc.), 3.530%, 8/3/2005	24,995,000
7,880,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 3.510%, 8/4/2005	7,880,000
960,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 3.530%, 8/4/2005	960,000
1,985,000		Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,985,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$955,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.440%, 8/5/2005	$955,000
3,230,000		Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,230,000
5,440,000		Briarwood LP, (Series 1999), (J.P. Morgan Chase Bank, N.A. LOC), 3.590%, 8/4/2005	5,440,000
5,995,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 3.640%, 8/4/2005	5,995,000
775,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.530%, 8/4/2005	775,000
4,745,000		CAM International LP, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	4,745,000
6,810,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 3.570%, 8/1/2005	6,810,000
2,380,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 3.590%, 8/4/2005	2,380,000
53,287,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	53,287,000
312,000		Capital One Funding Corp., (Series 1993-A), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	312,000
1,731,000		Capital One Funding Corp., (Series 1996-C), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	1,731,000
4,755,000		Charles River LLC, (Harris, N.A. LOC), 3.680%, 8/4/2005	4,755,000
9,300,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	9,300,000
13,260,000		Citywide Development Corp., (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	13,260,000
3,350,000		Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,350,000
4,700,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 3.480%, 8/3/2005	4,700,000
7,130,000		Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.590%, 8/4/2005	7,130,000
15,000,000		Cook County, IL, Series 2002 A, 3.510%, 8/3/2005	15,000,000
50,000,000		Credit Suisse, Zurich, 3.410%, 8/22/2005	50,000,928
4,780,000		DBH Properties LLC, Series 2004, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	4,780,000
4,155,000		DLR Investments, Inc., Series 2000, Ripley Crossing Project, (J.P. Morgan Chase Bank, N.A. LOC), 3.590%, 8/4/2005	4,155,000
170,000,000	[1]	DePfa Bank PLC, 3.420%, 9/15/2005	170,000,000
5,000,000		Destin Water Users, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$4,645,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	$4,645,000
6,740,000		ERC Real Estate LLC, (Key Bank, N.A. LOC), 3.520%, 8/4/2005	6,740,000
2,110,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 3.380%, 8/3/2005	2,110,000
4,975,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 3.520%, 8/4/2005	4,975,000
905,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	905,000
2,900,000		Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,900,000
7,500,000		Erwin Marine Sales, Inc., Series 2000, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	7,500,000
4,000,000		Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking Group, Melbourne LOC), 3.640%, 8/4/2005	4,000,000
551,000		First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	551,000
2,000,000		Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,000,000
930,000		Fredricksburg, VA IDA, (SunTrust Bank LOC), 3.430%, 8/3/2005	930,000
5,775,000		Freeport, IL, (U.S. Bank, N.A. LOC), 3.680%, 8/4/2005	5,775,000
2,110,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.520%, 8/4/2005	2,110,000
2,520,000		Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.530%, 8/4/2005	2,520,000
4,100,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 3.380%, 8/3/2005	4,100,000
25,000,000		Greenwich Capital Holdings, Inc., 3.420%, 8/23/2005	25,000,000
4,000,000		Grigsby Properties LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	4,000,000
1,585,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 3.690%, 8/4/2005	1,585,000
2,420,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 3.690%, 8/4/2005	2,420,000
97,000,000	[1]	HBOS Treasury Services PLC, 3.330%, 8/22/2005	97,000,000
178,000,000		HBOS Treasury Services PLC, 3.360% - 3.510%, 8/1/2005 - 9/26/2005	178,000,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 3.560%, 8/5/2005	8,055,000
8,530,000		Healthcare Funding LLC, Series 1999, (National City Bank, Michigan/Illinois LOC), 3.420%, 8/4/2005	8,530,000
3,100,000		Holden Properties Colorado LLC, (Comerica Bank - California LOC), 3.570%, 8/4/2005	3,100,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$8,780,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	$8,780,000
4,580,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 3.520%, 8/4/2005	4,580,000
5,655,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 3.520%, 8/4/2005	5,655,000
3,085,000		IPC Industries, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.530%, 8/4/2005	3,085,000
2,100,000		IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 3.470%, 8/4/2005	2,100,000
7,485,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	7,485,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 3.360%, 8/4/2005	15,000,000
3,810,000		Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	3,810,000
10,415,000		Jet-Pep, Inc., Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	10,415,000
3,935,000		Kansas Development Finance Authority, DLR Deer Creek Project, (Federal Home Loan Bank of Topeka LOC), 3.540%, 8/4/2005	3,935,000
2,200,000		Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,200,000
1,290,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank Minnesota N.A. LOC), 3.380%, 8/4/2005	1,290,000
3,150,000		LCO Ventures LLC, (Bank of America N.A. LOC), 3.380%, 8/4/2005	3,150,000
2,800,000		Life Church Birmingham, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,800,000
5,000,000	[1]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 3.440%, 8/3/2005	5,000,000
2,620,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 3.540%, 8/5/2005	2,620,000
1,865,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.400%, 8/5/2005	1,865,000
8,100,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 3.590%, 8/4/2005	8,100,000
58,750,000		Mercantile Safe Deposit & Trust Co., Baltimore, 3.380% - 3.470%, 8/15/2005 - 8/23/2005	58,750,000
1,000,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 3.530%, 8/4/2005	1,000,000
2,800,000		Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,800,000
3,600,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 3.380%, 8/3/2005	3,600,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$1,760,000		Mississippi Business Finance Corp., (J.P. Morgan Chase Bank, N.A. LOC), 3.530%, 8/4/2005	$1,760,000
1,275,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,275,000
2,835,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 3.530%, 8/4/2005	2,835,000
2,290,000		New Berlin, WI, Sunraider LLC Series 1997B, (J.P. Morgan Chase Bank, N.A. LOC), 3.400%, 8/4/2005	2,290,000
2,750,000		New Jersey EDA, Morey Organization, Inc. Project Series 1997, (Wachovia Bank N.A. LOC), 3.480%, 8/3/2005	2,750,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 3.550%, 8/3/2005	2,565,000
3,675,000		Norcross Investment Group LLC, (Regions Bank, Alabama LOC), 3.540%, 8/4/2005	3,675,000
4,910,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	4,910,000
2,870,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 3.520%, 8/4/2005	2,870,000
4,015,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 3.540%, 8/4/2005	4,015,000
2,200,000		Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,200,000
6,510,000		R & J Investment Co., (J.P. Morgan Chase Bank, N.A. LOC), 3.590%, 8/4/2005	6,510,000
11,580,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 3.520%, 8/4/2005	11,580,000
55,000,000		Royal Bank of Canada, Montreal, 3.360%, 8/10/2005	55,000,000
949,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 3.470%, 8/4/2005	949,000
7,330,000		Second Baptist Church, Millington, TN, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	7,330,000
3,645,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	3,645,000
3,660,000		Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,660,000
5,335,000		Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 3.380%, 8/3/2005	5,335,000
5,420,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (J.P. Morgan Chase Bank, N.A. LOC), 3.490%, 8/4/2005	5,420,000
4,330,000		Springhill Medical Comples, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.530%, 8/4/2005	4,330,000
9,060,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 3.640%, 8/4/2005	9,060,000
2,485,000		TIL Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,485,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$2,220,000		TTL Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	$2,220,000
1,740,000		Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,740,000
16,025,000		Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New York Swap Agreement), 3.610%, 8/3/2005	16,025,000
2,280,000		Trap Rock Industries, Inc., Series 1997, (Wachovia Bank N.A. LOC), 3.450%, 8/3/2005	2,280,000
3,180,000		University Church of Christ, (Wachovia Bank N.A. LOC), 3.510%, 8/5/2005	3,180,000
2,595,000		University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,595,000
2,055,000		VLF LLC, The Village of Lovejoy,Fountain Project, (Key Bank, N.A. LOC), 3.520%, 8/4/2005	2,055,000
2,575,000		Vista Grande Villa, (Lasalle Bank, N.A. LOC), 3.450%, 8/4/2005	2,575,000
5,945,000		WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 3.520%, 8/4/2005	5,945,000
3,820,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	3,820,000
4,315,000		Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	4,315,000
8,670,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 3.520%, 8/4/2005	8,670,000
110,000,000		Wells Fargo & Co., 3.450% - 3.569%, 8/2/2005 - 8/14/2005	110,000,000
15,500,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (J.P. Morgan Chase Bank, N.A. LOC), 3.330%, 8/4/2005	15,500,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 3.400%, 9/12/2005	50,000,000
1,430,000		White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,430,000
4,190,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.560%, 8/4/2005	4,190,000
		TOTAL	1,452,003,503
		Brokerage--6.8%
40,000,000	[1]	Goldman Sachs Group, Inc., 3.378%, 8/15/2005	40,003,955
25,000,000		Goldman Sachs Group, Inc., Promissory Notes, 3.370%, 8/8/2005	25,000,000
40,000,000		Merrill Lynch & Co., Inc., 3.370%, 8/4/2005	40,000,000
165,000,000	[1]	Merrill Lynch & Co., Inc., 3.550%, 8/11/2005	165,000,000
282,000,000		Morgan Stanley, 3.330% - 3.520%, 8/1/2005 - 8/29/2005	282,003,845
		TOTAL	552,007,800
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Finance - Commercial--2.9%
$30,000,000	[1]	Compass Securitization LLC, 3.295%, 8/8/2005	$29,999,457
4,700,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 3.480%, 8/4/2005	4,700,000
193,500,000	[1]	General Electric Capital Corp., 3.509%, 8/17/2005	193,500,000
8,500,000		Oberthur Gaming Technologies Corp., Series 2002-A, (General Electric Capital Corp. LOC), 3.480%, 8/4/2005	8,500,000
		TOTAL	236,699,457
		Finance - Retail--1.8%
150,000,000	[1]	Paradigm Funding LLC, 3.420% - 3.450%, 8/17/2005 - 8/23/2005	150,000,000
		Finance - Securities--1.9%
38,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.415%, 8/23/2005	37,995,939
118,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.240% - 3.410%, 8/10/2005 - 8/25/2005	117,997,657
		TOTAL	155,993,596
		Government Agency--0.2%
5,120,000		Acton Assisted Living LLC, Series 2000, (Federal Home Loan Bank of Pittsburgh LOC), 3.390%, 8/4/2005	5,120,000
3,985,000		Community Hearth and Home Ltd., Series 2002, (Federal Home Loan Bank of Cincinnati LOC), 3.590%, 8/4/2005	3,985,000
5,600,000		Direct One Funding Corp., (FNMA LOC), 3.380%, 8/4/2005	5,600,000
955,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 3.380%, 8/4/2005	955,000
		TOTAL	15,660,000
		Insurance--5.1%
24,000,000		Allstate Life Insurance Co., 3.445% - 3.480%, 8/1/2005	24,000,000
25,000,000		GE Capital Assurance Co., 3.420%, 9/1/2005	25,000,000
25,000,000		Hartford Life Insurance Co., 3.380% - 3.500%, 8/1/2005 - 9/1/2005	25,000,000
25,000,000		Jackson National Life Insurance Co., 3.440%, 8/1/2005	25,000,000
50,000,000	[1]	MBIA Global Funding LLC, 3.460%, 8/29/2005	50,000,000
45,000,000		Metropolitan Life Insurance Co., 3.370% - 3.644%, 8/1/2005 - 10/3/2005	45,000,000
54,000,000		Monumental Life Insurance Co., 3.450% - 3.690%, 8/1/2005 - 8/31/2005	54,000,000
50,000,000		New York Life Insurance Co., 3.40% - 3.430%, 8/1/2005 - 9/1/2005	50,000,000
12,000,000	[1]	Pacific Life Global Funding, 3.360%, 8/4/2005	12,000,366
35,610,000		Santa Monica Community College District, Series 2001 D, (Insured by AMBAC), 3.480%, 8/4/2005	35,610,000
25,000,000		Transamerica Occidental Life Insurance Co., 3.644%, 10/3/2005	25,000,000
45,000,000		Travelers Insurance Co., 3.370% - 3.590%, 8/22/2005 - 9/28/2005	45,000,000
		TOTAL	415,610,366
		TOTAL NOTES - VARIABLE	2,977,974,722
Shares or Principal Amount			Value
		MUTUAL FUNDS--0.7%
		Asset Management--0.7%
25,000,000		Nations Money Market Reserves	$25,000,000
30,088,937		Scudder Money Market Institutional Shares	30,088,937
		TOTAL MUTUAL FUNDS	55,088,937
		REPURCHASE AGREEMENTS--5.8%
$150,000,000		Interest in $3,500,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.320%, dated 7/29/2005, to be repurchased at $150,041,500 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032, collateral market value $3,570,988,296	150,000,000
127,497,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 3.310%, dated 7/29/2005, to be repurchased at $127,532,168 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2035 collateral market value $1,549,418,991	127,497,000
150,000,000		Interest in $1,600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.363%, dated 7/29/2005, to be repurchased at $150,042,031 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $1,644,135,004	150,000,000
50,000,000		Interest in $850,000,000 joint repurchase agreement with Countrywide Securities Corp., 3.320%, dated 7/29/2005, to be repurchased at $50,013,833 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2035, collateral market value $867,000,000	50,000,000
		TOTAL REPURCHASE AGREEMENTS	477,497,000
		TOTAL INVESTMENTS--100.9% (AT AMORTIZED COST) [4]	8,238,916,526
		OTHER ASSETS AND LIABILITIES - NET--(0.9)%	(74,971,773)
		TOTAL NET ASSETS--100%	$8,163,944,753

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $2,712,739,353 which represents 33.2% of total net assets.

2 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

3 Current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Investments [2]
Commercial Paper & Notes	53.1%
Variable Rate Instruments	22.9%
Bank Instruments	15.7%
Repurchase Agreements	8.3%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	66.1%	Prime-1	97.9%
A-1	31.2%
A-2	2.5%	Prime-2	1.8%
Not rated by S&P	0.2%	Not rated by Moody's	0.3%
TOTAL	100.0%	TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments	[2]
1-7 Days	42.5	% [5]
8-30 Days	31.5%
31-90 Days	17.3%
91-180 Days	2.7%
181 Days or more	6.0%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit- quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 0.2% do not have short-term ratings by either of these NRSROs.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 30.4% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.1%
		Finance - Automotive--2.6%
$44,586,427		DaimlerChrysler Auto Trust 2005-B, Class A1, 3.260%, 5/8/2006	$44,586,427
1,315,505		Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005	1,315,505
14,400,000		HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006	14,400,000
11,368,298		Honda Auto Receivables Owner Trust 2005-2, Class A1, 3.182%, 5/15/2006	11,360,130
32,891,452		Merrill Auto Trust Securitization 2005-1, Class A1, 3.472%, 6/26/2006	32,891,452
7,630,811		Nissan Auto Receivables Owner Trust 2005-B, Class A1, 3.357%, 6/15/2006	7,630,811
1,890,578		WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006	1,890,578
		TOTAL	114,074,903
		Finance - Equipment--0.1%
170,224	[1]	CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005	170,224
3,216,219		CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006	3,216,219
816,141	[1]	GE Commercial Equipment Financing LLC, Series 2004-A, Class A-1, 2.590%, 12/22/2005	816,141
		TOTAL	4,202,584
		Finance - Retail--0.2%
8,000,000		Permanent Financing (No. 6) PLC, Class A-1, 3.320%, 8/10/2005	8,000,000
		Insurance--0.2%
5,000,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A1, (Insured by FGIC), 3.615%, 7/17/2006	5,000,000
2,686,623		Triad Automobile Receivables Trust 2005-A, Class A1, (Insured by Ambac Financial Group, Inc.), 3.300%, 6/12/2006	2,686,623
		TOTAL	7,686,623
		TOTAL ASSET-BACKED SECURITIES	133,964,110
		CERTIFICATES OF DEPOSIT--16.1%
		Banking--16.1%
65,000,000		BNP Paribas SA, 3.280% - 3.310%, 9/9/2005 - 9/12/2005	65,000,000
29,000,000		Calyon, Paris, 3.950%, 7/14/2006	29,000,000
17,000,000		Citibank N.A., New York, 3.270%, 9/6/2005	17,000,000
25,000,000		Citizens Bank of Pennsylvania, 3.520%, 10/13/2005	25,000,000
50,000,000		Compass Bank, Birmingham, 3.430%, 9/9/2005	50,000,000
84,000,000		Credit Suisse, Zurich, 3.280% - 3.640%, 9/7/2005 - 11/1/2005	84,000,000
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$50,000,000		DePfa Bank PLC, 3.300%, 8/8/2005	$50,000,000
3,000,000		First Tennessee Bank, N.A., 3.420%, 9/9/2005	3,000,000
62,000,000		HSBC Bank USA, 3.160% - 3.955%, 8/9/2005 - 7/18/2006	62,000,000
25,000,000		Huntington National Bank, Columbus, OH, 3.210%, 8/8/2005	25,000,000
25,000,000		Regions Bank, Alabama, 3.130%, 8/8/2005	25,000,000
22,000,000		Societe Generale, Paris, 3.550%, 1/25/2006	22,000,000
23,500,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	23,501,113
45,000,000		Toronto Dominion Bank, 3.570% - 3.585%, 2/17/2006 - 2/21/2006	45,000,135
135,000,000		Washington Mutual Bank, F.A., 3.270% - 3.300%, 8/5/2005 - 8/9/2005	135,000,000
25,000,000		Wilmington Trust Co., 3.190%, 8/9/2005	25,000,000
		TOTAL CERTFICATES OF DEPOSIT	685,501,248
		COLLATERALIZED LOAN AGREEMENTS--24.5%
		Banking--13.2%
145,000,000		Credit Suisse First Boston LLC, 3.432%, 8/1/2005	145,000,000
200,000,000		Greenwich Capital Markets, Inc., 3.437%, 8/1/2005	200,000,000
220,000,000		IXIS Financial Products Inc., 3.412%, 8/1/2005	220,000,000
		TOTAL	565,000,000
		Brokerage--11.3%
72,000,000		Bear Stearns Cos., Inc., 3.462%, 8/1/2005	72,000,000
150,000,000		Citigroup Global Markets, Inc., 3.412%, 8/1/2005	150,000,000
49,000,000		Goldman Sachs & Co., 3.412%, 8/1/2005	49,000,000
85,000,000		Lehman Brothers, Inc., 3.462% - 3.670%, 8/1/2005 - 10/12/2005	85,000,000
50,000,000		Merrill Lynch & Co., Inc., 3.462%, 8/1/2005	50,000,000
75,000,000		Merrill Lynch, Pierce, Fenner and Smith, 3.350%, 8/1/2005	75,000,000
		TOTAL	481,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,046,000,000
		COMMERCIAL PAPER--24.1% [2]
		Banking--8.7%
30,000,000		BNP Paribas Finance, Inc., 3.150%, 8/10/2005	29,976,375
50,000,000		Bank of America Corp., 3.480%, 9/26/2005	49,729,333
20,955,000		Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group, 3.510%, 10/12/2005	20,807,895
25,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG SWP), 3.130%, 8/3/2005	24,995,652
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Banking--continued
$50,000,000		Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 3.220%, 8/10/2005	$49,959,750
41,400,000	[1]	Fountain Square Commercial Funding Corp., 3.140% - 3.170%, 8/5/2005 - 8/9/2005	41,379,725
54,832,000	[1]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 3.160% - 3.710%, 8/11/2005 - 1/12/2006	54,548,569
50,000,000	[1]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 3.260%, 9/13/2005	49,805,306
50,000,000	[1]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 3.370%, 8/18/2005	49,920,431
		TOTAL	371,123,036
		Finance - Automotive--2.7%
116,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.130% - 3.300%, 8/9/2005 - 10/4/2005	115,617,172
		Finance - Commercial--1.4%
11,730,000		CIT Group, Inc., 2.910% - 3.260%, 8/8/2005 - 9/20/2005	11,688,775
49,989,000	[1]	Fairway Finance Company LLC, 3.500%, 12/12/2005	49,342,614
		TOTAL	61,031,389
		Finance - Retail--5.4%
145,000,000	[1]	Paradigm Funding LLC, 3.140% - 3.530%, 8/9/2005 - 10/19/2005	144,806,529
75,000,000	[1]	Sheffield Receivables Corp., 3.130% - 3.295%, 8/4/2005 - 8/10/2005	74,952,292
10,000,000	[1]	Tulip Funding Corp., 3.190%, 8/22/2005	9,981,392
		TOTAL	229,740,213
		Finance - Securities--4.1%
85,000,000	[1]	Galaxy Funding Inc., 3.320% - 3.300%, 9/12/2005 - 9/15/2005	84,666,992
40,000,000	[1]	Georgetown Funding Co. LLC, 3.500%, 9/22/2005	39,797,778
8,000,000	[1]	Grampian Funding LLC, 2.970% - 3.060%, 8/16/2005 - 8/17/2005	7,989,710
20,000,000	[1]	Perry Global Funding LLC Series A, 3.230%, 8/15/2005	19,974,878
23,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.330%, 9/13/2005	22,908,518
		TOTAL	175,337,876
		Insurance--1.8%
75,000,000	[1]	Aspen Funding Corp., 3.250%, 8/30/2005 - 9/6/2005	74,787,847
		TOTAL COMMERCIAL PAPER	1,027,637,533
		CORPORATE BONDS--0.0%
		Finance - Retail--0.0%
1,000,000		Countrywide Funding Corp., (GTD by Countrywide Financial Corp.), 6.810%, 8/11/2005	1,000,904
Principal Amount			Value
		CORPORATE NOTES--0.5%
		Finance - Securities--0.5%
$20,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.150%, 8/8/2006	$20,000,000
		LOAN PARTICIPATION--2.3%
		Chemicals--0.5%
20,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 3.350%, 8/1/2005	20,000,000
		Finance - Retail--1.8%
77,600,000		Countrywide Home Loans, Inc., 3.380% - 3.420%, 8/10/2005 - 8/17/2005	77,600,000
		TOTAL LOAN PARTICIPATION	97,600,000
		NOTES - VARIABLE--23.5% [3]
		Banking--7.3%
3,000,000		AlaTrade Foods LLC, Series 4, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,000,000
1,006,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 3.470%, 8/4/2005	1,006,000
35,000,000	[1]	Australia & New Zealand Banking Group, Melbourne, 3.440%, 8/23/2005	35,000,000
2,035,000		BD Toy LLC, Series 2003, (Compass Bank, Birmingham LOC), 3.680%, 8/4/2005	2,035,000
650,000		Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	650,000
5,100,000		Baldwin County Sewer Service LLC, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,100,000
87,000,000		Barclays Bank PLC, 3.283% - 3.410%, 8/5/2005 - 8/29/2005	86,986,556
1,950,000		Battle Creek, MI Downtown Development Authority, Series 2004, (Insured by Ambac Financial Group, Inc.), 3.530%, 8/3/2005	1,950,000
1,200,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 3.530%, 8/4/2005	1,200,000
955,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.440%, 8/5/2005	955,000
45,000,000	[1]	Commonwealth Bank of Australia, Sydney, 3.463%, 8/24/2005	45,000,000
2,500,000		Dale G. Mitchum, M.D. FACS, Series 2003, (Compass Bank, Birmingham LOC), 3.730%, 8/4/2005	2,500,000
1,500,000		DeKalb County, GA Housing Authority, Series 2004-T Highlands, (Bank of America N.A. LOC), 3.730%, 8/4/2005	1,500,000
4,000,000	[1]	DePfa Bank PLC, 3.420%, 9/15/2005	3,999,954
500,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 3.530%, 8/4/2005	500,000
5,000,000		First Family Church, Series 2005, (Regions Bank, Alabama LOC), 3.380%, 8/4/2005	5,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$1,065,000		Franklin County, PA IDA, Series 2001B Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	$1,065,000
1,385,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	1,385,000
8,870,000		HP Huntsville LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	8,870,000
5,120,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.670%, 8/4/2005	5,120,000
6,790,000		Headquarters Partnership Ltd., Series 2001, (National Australia Bank Ltd., Melbourne LOC), 3.530%, 8/4/2005	6,790,000
10,000,000		Huntington National Bank, Columbus, OH, 3.420%, 8/8/2005	10,000,786
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 3.360%, 8/4/2005	20,000,000
1,195,000		Kress Building LLC, Series 2004, (First Commercial Bank, Birmingham, AL LOC), 3.750%, 8/4/2005	1,195,000
9,650,000		Lake Mary Bay LP, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	9,650,000
1,720,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/5/2005	1,720,000
5,600,000		MOBR-04 LLC, Series 2004, (Compass Bank, Birmingham LOC), 3.680%, 8/4/2005	5,600,000
265,000		McCullough Oil Bond Issue LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	265,000
4,525,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, Series 2005, (Wachovia Bank N.A. LOC), 3.490%, 8/4/2005	4,525,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,000,000
1,250,000		Mercantile Safe Deposit & Trust Co., Baltimore, 3.380%, 8/15/2005	1,250,000
3,995,000		Pizitz Properties LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,995,000
4,000,000		Prevea Clinic, Inc., Series 2004-A, (Wells Fargo Bank, N.A. LOC), 3.440%, 8/4/2005	4,000,000
3,500,000		Pro-Cell LLC, Series 2004, (Compass Bank, Birmingham LOC), 3.680%, 8/4/2005	3,500,000
3,645,000		Provena Foods, Inc., (Comerica Bank LOC), 3.510%, 8/4/2005	3,645,000
2,920,000		R. M. Greene, Inc., Series 2000, (Columbus Bank and Trust Co., GA LOC), 3.530%, 8/4/2005	2,920,000
10,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 3.490%, 8/4/2005	10,000,000
510,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 3.470%, 8/4/2005	510,000
1,000,000		Spiller LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$1,000,000		SunTrust Bank, 3.529%, 10/3/2005	$1,000,064
745,000		Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.830%, 8/4/2005	745,000
1,105,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 3.680%, 8/4/2005	1,105,000
3,200,000		William Morris Realty Huntsville LLC, Series 2004, (Compass Bank, Birmingham LOC), 3.680%, 8/4/2005	3,200,000
		TOTAL	312,438,360
		Brokerage--4.9%
20,000,000	[1]	Goldman Sachs Group, Inc., 3.378%, 8/15/2005	20,001,978
15,000,000		Goldman Sachs Group, Inc., Promissory Notes, 3.370%, 8/8/2005	15,000,000
175,000,000		Morgan Stanley, 3.330% - 3.520%, 8/1/2005 - 8/29/2005	175,002,804
		TOTAL	210,004,782
		Finance - Commercial--2.4%
100,000,000	[1]	Compass Securitization LLC, 3.295% - 3.364%, 8/8/2005 - 8/18/2005	99,997,034
		Finance - Retail--1.2%
51,000,000	[1]	Paradigm Funding LLC, 3.320% - 3.450%, 8/12/2005 - 8/17/2005	51,000,000
		Finance - Securities--5.4%
101,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.325% - 3.436%, 8/1/2005 - 8/29/2005	101,001,352
131,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.300% - 3.619%, 8/1/2005 - 10/18/2005	131,009,877
		TOTAL	232,011,229
		Insurance--2.3%
10,000,000		GE Capital Assurance Co., 3.340%, 8/9/2005	10,000,000
10,000,000		Hartford Life Global Funding Trust, 3.540%, 8/15/2005	10,000,000
10,000,000		Hartford Life Insurance Co., 3.500%, 9/1/2005	10,000,000
15,000,000		Jackson National Life Insurance Co., 3.440%, 8/1/2005	15,000,000
20,000,000		Metropolitan Life Insurance Co., 3.370%, 8/1/2005	20,000,000
21,000,000		New York Life Insurance Co., 3.400% - 3.430%, 8/30/2005 - 9/1/2005	21,000,000
10,000,000		Travelers Insurance Co., 3.590%, 9/28/2005	10,000,000
		TOTAL	96,000,000
		TOTAL NOTES - VARIABLE	1,001,451,405
Principal Amount			Value
		REPURCHASE AGREEMENTS--8.4%
$160,724,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 3.31%, dated 7/29/2005 to be repurchased at $160,768,333 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2042, collateral market value $1,549,418,991	$160,724,000
200,000,000		Interest in $250,000,000 joint repurchase agreement with Westdeutsche Landesbank Girozentrale, New York, 3.32%, dated 7/29/2005 to be repurchased at $200,055,333 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2036, collateral market value $256,781,849	200,000,000
		TOTAL REPURCHASE AGREEMENTS	360,724,000
		TOTAL INVESTMENTS - 102.5% (AT AMORTIZED COST) [4]	4,373,879,200
		OTHER ASSETS AND LIABILITIES - NET--(2.5)%	(105,710,231)
		TOTAL NET ASSETS--100%	$4,268,168,969

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $1,257,854,793 which represents 29.5% of total net assets.

2 These issues show the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

3 Current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Company
GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Investments [2]
Commercial Paper & Notes	48.3%
Variable Rate Instruments	37.8%
Bank Instruments	12.9%
Repurchase Agreements	1.0%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	49.3%	Prime-1	92.2%
A-1	42.7%
A-2	7.1%	Prime-2	6.1%
Not rated by S&P	0.9%	Not rated by Moody's	1.7%
TOTAL	100.0%	TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments	[2]
1-7 Days	45.6	% [5]
8-30 Days	24.9%
31-90 Days	21.4%
91-180 Days	1.9%
181 Days or more	6.2%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit- quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 0.4% do not have short-term ratings by either of these NRSROs.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 24.9% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.7%
		Finance - Automotive--2.1%
$21,164,664		Capital One Auto Finance Trust 2005-A, Class A1, 3.122%, 4/15/2006	$21,164,664
10,524,042		Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005	10,524,042
70,248,293		HSBC Automotive Trust 2005-1, Class A1, 3.458%, 7/17/2006	70,248,293
40,000,000		HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006	40,000,000
15,261,622		Nissan Auto Receivables Owner Trust 2005-B, Class A1, 3.358%, 6/15/2006	15,261,622
5,006,373		Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006	5,006,373
11,579,792		WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006	11,579,792
		TOTAL	173,784,786
		Finance - Equipment--0.9%
1,021,346	[1,2]	CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005	1,021,346
8,354,731		CIT Equipment Collateral 2005-VT1, Class A1, 3.073%, 3/20/2006	8,354,731
23,800,018		CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006	23,800,018
4,206,243		GE Commercial Equipment Financing LLC, Series 2005-1, Class A1, 3.424%, 6/20/2006	4,206,243
35,000,000		Navistar Financial Corp. Owner Trust 2005-A, Class A1, 3.616%, 7/17/2006	35,000,000
		TOTAL	72,382,338
		Finance - Retail--0.5%
40,000,000		Permanent Financing (No. 6) PLC, Class A-1, 3.320%, 9/10/2005	40,000,000
		Insurance--0.2%
20,000,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A1, (Insured by FGIC), 3.615%, 7/17/2006	20,000,000
		TOTAL ASSET-BACKED SECURITIES	306,167,124
		CERTIFICATES OF DEPOSIT--12.3%
		Banking--12.3%
35,000,000		BNP Paribas SA, 3.280% - 3.410%, 9/12/2005 - 11/7/2005	35,000,000
75,000,000		Calyon, Paris, 3.950%, 7/14/2006	75,000,000
28,000,000		Citibank N.A., New York, 3.270% - 3.400%, 9/6/2005 - 9/22/2005	28,000,000
25,000,000		Citizens Bank of Pennsylvania, 3.520%, 10/13/2005	25,000,000
128,000,000		Compass Bank, Birmingham, 3.320% - 3.430%, 9/9/2005	128,000,000
50,000,000		DePfa Bank PLC, 3.160%, 8/5/2005	50,000,000
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$46,000,000		Societe Generale, Paris, 3.550%, 1/25/2006	$46,000,000
92,000,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	92,004,270
83,000,000		Toronto Dominion Bank, 3.580% - 3.585%, 2/15/2006 - 2/17/2006	83,000,487
75,000,000		UBS AG, 3.270%, 9/7/2005	75,000,000
300,000,000		Washington Mutual Bank, F.A., 3.210% - 3.300%, 8/5/2005 - 8/16/2005	300,000,000
75,000,000		Wilmington Trust Co., 3.190% - 3.350%, 8/9/2005 - 9/8/2005	75,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,012,004,757
		COLLATERALIZED LOAN AGREEMENTS--23.7%
		Banking--11.2%
332,000,000		Credit Suisse First Boston LLC, 3.433%, 8/1/2005	332,000,000
60,000,000		Deutsche Bank Securities, Inc., 3.443%, 8/1/2005	60,000,000
227,000,000		Greenwich Capital Markets, Inc., 3.438%, 8/1/2005	227,000,000
300,000,000		IXIS Financial Products Inc., 3.330% - 3.413%, 8/1/2005	300,000,000
		TOTAL	919,000,000
		Brokerage--12.5%
225,000,000		Bear Stearns Cos., Inc., 3.463%, 8/1/2005	225,000,000
255,000,000		Citigroup Global Markets, Inc., 3.413%, 8/1/2005	255,000,000
150,000,000		Lehman Brothers Holdings, Inc., 3.463%, 8/1/2005	150,000,000
48,300,000		Lehman Brothers, Inc., 3.670%, 10/12/2005	48,300,000
200,000,000		Merrill Lynch & Co., Inc., 3.463%, 8/1/2005	200,000,000
150,000,000		Merrill Lynch, Pierce, Fenner and Smith, 3.350%, 8/1/2005	150,000,000
		TOTAL	1,028,300,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,947,300,000
		COMMERCIAL PAPER--18.0% [3]
		Aerospace/Auto--1.0%
15,250,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 3.470%, 8/24/2005 - 8/25/2005	15,215,300
63,700,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 3.270% - 3.530%, 8/1/2005 - 9/19/2005	63,464,819
		TOTAL	78,680,119
		Banking--4.4%
28,000,000	[1,2]	Blue Spice LLC, (Deutsche Bank AG SWP), 3.370%, 9/23/2005	27,861,081
50,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 2.080%, 9/7/2005	49,841,722
25,000,000		DePfa Bank PLC, 3.245%, 9/7/2005	24,916,621
Principal Amount			Value
		COMMERCIAL PAPER --continued [3]
		Banking--continued
$20,000,000		Dexia Delaware LLC, 3.370%, 9/23/2005	$19,900,772
75,000,000		Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 3.220%, 8/10/2005	74,939,625
45,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.130%, 8/5/2005	44,984,350
100,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 3.310% - 3.530%, 8/2/2005 - 12/20/2005	99,304,111
20,000,000	[1,2]	WestLB AG GTD, 3.050%, 8/10/2005	19,984,750
		TOTAL	361,733,032
		Brokerage--0.9%
77,000,000		Morgan Stanley, 3.140% - 3.160%, 8/9/2005 - 8/10/2005	76,940,738
		Conglomerate--0.7%
55,600,000		Textron Financial Corp., (Textron Inc. Support Agreement), 3.190% - 3.470%, 8/1/2005 - 8/25/2005	55,531,808
		Consumer Products--0.3%
21,000,000		Clorox Co., 3.360% - 3.480%, 8/1/2005 - 8/23/2005	20,968,100
		Entertainment--0.3%
25,000,000		Walt Disney Co., 3.270% - 3.275%, 8/3/2005 - 8/4/2005	24,994,090
		Finance - Automotive--4.0%
90,700,000		DaimlerChrysler North America Holding Corp., 3.450% - 3.640%, 8/3/2005 - 9/20/2005	90,499,899
160,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 3.270% - 3.360%, 9/15/2005 - 11/2/2005	159,297,575
80,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 3.380%, 9/19/2005	79,631,955
		TOTAL	329,429,429
		Finance - Commercial--0.2%
21,000,000		CIT Group, Inc., 3.540%, 11/7/2005	20,797,630
		Finance - Retail--0.7%
60,660,000	[1,2]	Sheffield Receivables Corp., 3.130% - 3.295%, 8/4/2005 - 8/10/2005	60,630,105
		Finance - Securities--4.2%
50,000,000	[1,2]	Beta Finance, Inc., (GTD by Beta Finance Corp.), 3.280%, 9/12/2005	49,808,667
52,000,000	[1,2]	Galaxy Funding Inc., 3.420%, 9/27/2005	51,718,420
42,000,000	[1,2]	Georgetown Funding Co. LLC, 3.330% - 3.350%, 8/17/2005	41,937,618
131,000,000	[1,2]	Grampian Funding LLC, 2.970% - 3.275%, 8/16/2005 - 9/9/2005	130,724,618
14,000,000	[1,2]	Perry Global Funding LLC, (Series A), 3.230% - 3.350%, 8/15/2005 - 8/24/2005	13,980,646
56,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.980% - 3.300%, 8/18/2005 - 9/12/2005	55,811,271
		TOTAL	343,981,240
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Food & Beverage--0.0%
$3,509,000	[1,2]	General Mills, Inc., 3.360%, 8/10/2005	$3,506,052
		Homebuilding--0.2%
19,200,000		Centex Corp., 3.420%, 8/11/2005	19,181,760
		Insurance--0.8%
65,000,000	[1,2]	Aspen Funding Corp., 3.250% - 3.465%, 9/6/2005 - 10/7/2005	64,740,769
		Machinery, Equipment, Auto--0.3%
23,000,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 3.320% - 3.350%, 8/5/2005 - 8/12/2005	22,986,278
		TOTAL COMMERCIAL PAPER	1,484,101,150
		CORPORATE BONDS--0.1%
		Finance - Commercial--0.1%
3,900,000		CIT Group, Inc., 3.440%, 11/4/2005	3,902,312
		LOAN PARTICIPATION--3.0%
		Chemicals--0.4%
35,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 3.350%, 8/1/2005	35,000,000
		Electrical Equipment--0.4%
28,000,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 3.436%, 5/19/2006	28,000,000
		Finance - Retail--2.2%
182,000,000		Countrywide Home Loans, Inc., 3.350% - 3.460%, 8/9/2005 - 8/22/2005	182,000,000
		TOTAL LOAN PARTICIPATION	245,000,000
		NOTES - VARIABLE--37.6% [4]
		Banking--21.4%
1,545,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 3.750%, 8/4/2005	1,545,000
2,335,000		AC, Inc., Series 2002, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,335,000
85,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 3.540%, 8/4/2005	85,000
1,905,000		Alexander Development I L0LC, (Series 2003), (Union Planters Bank, N.A., Memphis, TN LOC), 3.790%, 8/4/2005	1,905,000
1,800,000		Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,800,000
4,690,000		Baramax LLC, (Series 2002), (Commerce Bank NA, Cherry Hill, NJ LOC), 3.680%, 8/3/2005	4,690,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$100,000,000		Barclays Bank PLC, 3.283%, 8/5/2005	$99,983,832
3,645,000		BBF LLC, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 3.490%, 8/4/2005	3,645,000
7,115,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	7,115,000
885,000		Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	885,000
5,775,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 3.490%, 8/4/2005	5,775,000
1,760,000		Bluff City Buick, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,760,000
1,990,000		Bon Secour Ltd., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,990,000
1,402,790		Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	1,402,790
1,725,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	1,725,000
8,570,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 3.780%, 8/4/2005	8,570,000
1,375,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 3.830%, 8/4/2005	1,375,000
764,000		Capital One Funding Corp., (Series 1996-C), (J. P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	764,000
2,699,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,699,000
3,452,000		CC Properties LLC, (Series 2002 B), Thomas & Carolyn Coleman, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,452,000
6,200,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.630%, 8/4/2005	6,200,000
4,900,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.631%, 8/3/2005	4,900,000
3,720,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	3,720,000
19,960,000		Charlie N. McGlamry, (Series 2003), (Columbus Bank and Trust Co., GA LOC), 3.750%, 8/4/2005	19,960,000
4,200,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 3.580%, 8/4/2005	4,200,000
4,620,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 3.730%, 8/4/2005	4,620,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$922,337		Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	$922,337
4,795,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 3.550%, 8/4/2005	4,795,000
3,400,000		Commerce Towers LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,400,000
6,500,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	6,500,000
1,225,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	1,225,000
6,700,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	6,700,000
4,500,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.830%, 8/4/2005	4,500,000
8,550,000		Cullman Shopping Center, Inc., (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 3.750%, 8/4/2005	8,550,000
165,000,000	[1,2]	DePfa Bank PLC, 3.420%, 9/15/2005	165,000,000
5,010,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	5,010,000
6,460,000		Dewberry IV LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.490%, 8/2/2005	6,460,000
2,260,000		Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 3.830%, 8/4/2005	2,260,000
7,500,000		Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 3.530%, 8/4/2005	7,500,000
3,065,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	3,065,000
3,920,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	3,920,000
3,230,000		First Baptist Church of Mt. Olive, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,230,000
3,301,000		First Baptist Church of West Monroe, LA, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,301,000
8,365,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	8,365,000
2,999,000		Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	2,999,000
6,175,000		G&R Investments of Bay County LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC), 3.750%, 8/4/2005	6,175,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,315,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	$3,315,000
1,870,000		Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,870,000
5,725,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 3.530%, 8/4/2005	5,725,000
1,185,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 3.670%, 8/4/2005	1,185,000
640,000		Gerken Materials, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 3.730%, 8/4/2005	640,000
6,760,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 3.590%, 8/4/2005	6,760,000
10,000,000		Greenwich Capital Holdings, Inc., 3.420%, 8/23/2005	10,000,000
1,020,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 3.690%, 8/4/2005	1,020,000
3,235,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 3.690%, 8/4/2005	3,235,000
895,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.670%, 8/4/2005	895,000
12,400,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 3.780%, 8/4/2005	12,400,000
4,430,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	4,430,000
89,000,000	[1,2]	HBOS Treasury Services PLC, 3.330%, 8/22/2005	89,000,000
150,000,000		HBOS Treasury Services PLC, 3.510% - 3.530%, 8/1/2005 - 9/26/2005	150,000,000
18,165,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 3.490%, 8/4/2005	18,165,000
2,365,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,365,000
7,945,000		HP Huntsville LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	7,945,000
10,000,000		Huntington National Bank, Columbus, OH, 3.490%, 9/1/2005	10,004,012
3,500,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 3.650%, 8/4/2005	3,500,000
740,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	740,000
3,595,000		Indian Hills Country Club, (Series 2000), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,595,000
5,875,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 3.750%, 8/4/2005	5,875,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$13,900,000		JFK Family Borrowing LLP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	$13,900,000
7,106,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.490%, 8/5/2005	7,106,290
1,580,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	1,580,000
3,250,000		Kenwood Country Club, Inc., 5.10 (Series 1999), (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	3,250,000
3,910,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	3,910,000
5,250,000		Kress Building LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 3.750%, 8/4/2005	5,250,000
4,000,000		Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 3.580%, 8/4/2005	4,000,000
4,105,000		Marion County, FL IDA, (Amsouth Bank N.A., Birmingham, AL LOC), 2.440%, 8/4/2005	4,105,000
9,600,000		Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	9,600,000
2,580,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	2,580,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	16,000,000
20,775,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	20,775,000
3,290,000		McClatchy-Avondale Corp., (Series1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	3,290,000
11,975,000		McCullough Oil Bond Issue LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	11,975,000
10,530,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 3.530%, 8/4/2005	10,530,000
4,165,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	4,165,000
184,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 3.548%, 9/28/2005	184,000,000
135,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 3.548%, 9/28/2005	135,000,000
9,765,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	9,765,000
3,700,000		Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,700,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$2,655,000		Oaklawn Hospital, MI, (Series 2000 A), (Standard Federal Bank, N.A. LOC), 3.560%, 8/3/2005	$2,655,000
3,549,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.670%, 8/4/2005	3,549,000
915,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.670%, 8/4/2005	915,000
4,565,000		Old South Country Club, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	4,565,000
17,765,000		Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 3.730%, 8/4/2005	17,765,000
2,588,500		Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,588,500
5,100,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 3.743%, 8/4/2005	5,100,000
5,500,000		Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 3.750%, 8/4/2005	5,500,000
8,000,000		Prospects Aggregates, Inc., (Series 2004), (Fulton Bank LOC), 3.580%, 8/4/2005	8,000,000
3,300,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 3.750%, 8/4/2005	3,300,000
1,320,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	1,320,000
2,195,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	2,195,000
55,000,000		Royal Bank of Canada, Montreal, 3.360%, 8/10/2005	55,000,000
19,370,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 3.780%, 8/4/2005	19,370,000
16,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 3.780%, 8/4/2005	16,000,000
7,890,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	7,890,000
4,795,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 3.780%, 8/4/2005	4,795,000
3,965,000		Southwest Atlanta E.O.C., Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 3.700%, 8/4/2005	3,965,000
10,565,000		Spectra Gases, Inc., (Commerce Bank NA, Cherry Hill, NJ LOC), 3.631%, 8/3/2005	10,565,000
6,965,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 3.640%, 8/4/2005	6,965,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 3.530%, 8/4/2005	3,200,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$5,660,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	$5,660,000
500,000		Taxable Floating Rate Notes, (Series 2002-H1), Becker, MN PCR, (Bank of New York SWP), 3.610%, 8/3/2005	500,000
1,575,000		Taxable Floating Rate Notes, (Series 2002-H2), Becker, MN PCR, (Bank of New York SWP), 3.610%, 8/3/2005	1,575,000
10,560,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	10,560,000
9,850,000		Test Associates, (Series 2002), (Fulton Bank LOC), 3.580%, 8/4/2005	9,850,000
1,230,000		TLC Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,230,000
3,155,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.670%, 8/4/2005	3,155,000
4,975,000		Town Development, Inc., (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	4,975,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopemt Project, (Series 2000), (Lasalle Bank, N.A. LOC), 3.690%, 8/3/2005	12,360,000
63,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 3.400%, 8/4/2005	63,000
2,285,000		Vulcan, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,285,000
11,220,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 3.580%, 8/4/2005	11,220,000
112,000,000		Wells Fargo & Co., 3.390% - 3.450%, 8/2/2005 - 8/4/2005	112,000,000
6,725,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.590%, 8/5/2005	6,725,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 3.400%, 9/12/2005	100,000,000
4,770,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 3.560%, 8/4/2005	4,770,000
14,225,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 8/2/2005	14,225,000
7,155,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.538%, 8/3/2005	7,155,000
8,375,000		York County, PA IDA, (Series 2003-B), 3.510%, 8/4/2005	8,375,000
15,800,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 3.650%, 8/4/2005	15,800,000
		TOTAL	1,765,809,761
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Brokerage--5.0%
$28,000,000	[1,2]	Goldman Sachs Group, Inc., 3.378%, 8/15/2005	$28,002,769
16,000,000		Merrill Lynch & Co., Inc., 3.370%, 8/4/2005	16,000,000
85,500,000	[1,2]	Merrill Lynch & Co., Inc., 3.550%, 8/11/2005	85,500,000
279,000,000		Morgan Stanley, 3.395% - 3.520%, 8/1/2005 - 8/29/2005	279,000,000
		TOTAL	408,502,769
		Finance - Commercial--1.5%
30,000,000	[1,2]	Compass Securitization LLC, 3.295%, 8/8/2005	29,999,457
97,500,000	[1,2]	General Electric Capital Corp., 3.450% - 3.509%, 8/9/2005 - 8/17/2005	97,500,000
		TOTAL	127,499,457
		Finance - Retail--0.9%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 3.944%, 8/15/2005	43,000,000
28,000,000	[1,2]	Paradigm Funding LLC, 3.320%, 8/12/2005	28,000,000
		TOTAL	71,000,000
		Finance - Securities--5.6%
155,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 3.210% - 3.415%, 8/1/2005 - 8/23/2005	155,006,013
303,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.248% - 3.410%, 8/1/2005 - 8/25/2005	303,005,823
		TOTAL	458,011,836
		Insurance--3.2%
12,000,000		Allstate Life Insurance Co., 3.480%, 8/1/2005	12,000,000
45,000,000		GE Capital Assurance Co., 3.340%, 8/9/2005	45,000,000
15,000,000		Hartford Life Insurance Co., 3.380%, 8/1/2005	15,000,000
20,000,000		Jackson National Life Insurance Co., 3.440%, 8/1/2005	20,000,000
25,000,000		Metropolitan Life Insurance Co., 3.644%, 10/3/2005	25,000,000
50,000,000		New York Life Insurance Co., 3.400% - 3.430%, 8/1/2005 - 9/1/2005	50,000,000
35,000,000	[1,2]	Pacific Life Global Funding, 3.360%, 8/4/2005	35,001,068
65,000,000		Travelers Insurance Co., 3.440% - 3.590%, 9/6/2005 - 9/28/2005	65,000,000
		TOTAL	267,001,068
		TOTAL NOTES - VARIABLE	3,097,824,891
		TIME DEPOSIT--0.5%
		Banking--0.5%
45,000,000		WestLB AG, 3.313%, 8/1/2005	45,000,000
Principal Amount			Value
		REPURCHASE AGREEMENT--1.0%
$81,503,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 3.310%, dated 7/29/2005, to be repurchased at $81,525,481 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2042, collateral market value $1,549,418,991	$81,503,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	8,222,803,234
		OTHER ASSETS AND LIABILITIES - NET--0.1%	8,906,074
		TOTAL NET ASSETS--100%	$8,231,709,308

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $2,079,709,053 which represents 25.3% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At July 31, 2005, these securities amounted to $1,760,709,053 which represents 21.4% of total net assets.

3 Each issue shows the rate of discount at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

FGIC	--Financial Guaranty Insurance Company
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Treasury Securities	4.7%
Repurchase Agreements	95.3%
TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	88.1%
8-30 Days	2.2%
31-90 Days	7.2%
91-180 Days	0.0%
181 Days or more	2.5%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		U.S. TREASURY--4.7%
		U.S. Treasury Bills--2.2%
$262,000,000	[1]	United States Treasury Bills, 2.765% - 2.805%, 8/18/2005	$261,656,265
		U.S. Treasury Notes--2.5%
43,500,000		United States Treasury Notes, 2.500%, 5/31/2006	43,146,709
261,000,000		United States Treasury Notes, 2.750%, 6/30/2006	258,709,605
		TOTAL	301,856,314
		TOTAL U.S. TREASURY	563,512,579
		REPURCHASE AGREEMENTS--95.4%
750,000,000		Interest in $750,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 3.28%, dated 7/29/2005 to be repurchased at $750,205,000 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $765,209,220	750,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns and Co., Inc., 3.29%, dated 7/29/2005 to be repurchased at $1,000,274,167 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2013, collateral market value $1,020,004,288	1,000,000,000
1,281,000,000		Interest in $1,633,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.28%, dated 7/29/2005 to be repurchased at $1,281,350,140 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,666,116,269	1,281,000,000
750,000,000		Interest in $750,000,000 joint repurchase agreement with CIBC World Markets Corp., 3.28%, dated 7/29/2005 to be repurchased at $750,205,000 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $765,006,909	750,000,000
250,000,000		Interest in $250,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.28%, dated 7/29/2005 to be repurchased at $250,068,333 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $255,069,701	250,000,000
1,398,000,000		Interest in $1,750,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.28%, dated 7/29/2005 to be repurchased at $1,398,382,120 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $1,785,010,117	1,398,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$90,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.18%, dated 7/29/2005 to be repurchased at $90,023,850 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2029, collateral market value $102,027,332	$90,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.28%, dated 7/29/2005 to be repurchased at $1,000,273,333 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2021, collateral market value $1,020,279,411	1,000,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.28%, dated 7/29/2005 to be repurchased at $1,000,273,333 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2030, collateral market value $1,020,280,013	1,000,000,000
500,000,000		Interest in $500,000,000 joint repurchase agreement with HSBC Securities, Inc., 3.280%, dated 7/29/2005 to be repurchased at $500,136,667 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2021, collateral market value $510,000,147	500,000,000
900,000,000		Interest in $1,252,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 3.28%, dated 7/29/2005 to be repurchased at $900,246,000 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $1,277,526,277	900,000,000
633,000,000		Interest in $1,800,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.28%, dated 7/29/2005 to be repurchased at $633,173,020 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2023, collateral market value $1,836,920,201	633,000,000
240,000,000	[2]	Interest in $275,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.32%, dated 6/22/2005 to be repurchased at $242,722,400 on 10/24/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2026, collateral market value $281,508,976	240,000,000
115,000,000		Interest in $250,000,000 joint repurchase agreement with State Street Bank and Trust Co., 3.21%, dated 7/29/2005 to be repurchased at $115,030,763 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2016, collateral market value $258,096,302	115,000,000
129,178,000		Interest in $139,178,000 joint repurchase agreement with UBS Securities LLC, 3.18%, dated 7/29/2005 to be repurchased at $129,212,232 on 8/1/2005, collateralized by a U.S. Treasury Note with a maturity of 7/15/2010, collateral market value $141,962,360	129,178,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$216,000,000	[2]	Interest in $250,000,000 joint repurchase agreement with UBS Securities LLC, 3.20%, dated 5/24/2005 to be repurchased at $218,457,600 on 9/30/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $256,502,923	$216,000,000
410,000,000	[2]	Interest in $473,000,000 joint repurchase agreement with UBS Securities LLC, 3.20%, dated 6/10/2005 to be repurchased at $413,462,222 on 9/16/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $484,461,299	410,000,000
837,646,000		Interest in $1,950,000,000 joint repurchase agreement with UBS Securities LLC, 3.28%, dated 7/29/2005 to be repurchased at $837,874,957 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,989,004,746	837,646,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	11,499,824,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	12,063,336,579
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(13,186,775)
		TOTAL NET ASSETS--100%	$12,050,149,804

1 Discount rate at time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2005

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Assets:
Investments in repurchase agreements	$5,561,225,000	$ --	$ 477,497,000
Investments in securities	3,294,072,750	4,735,614,383	7,761,419,526
Total investments in securities, at amortized cost and value	8,855,297,750	4,735,614,383	8,238,916,526
Cash	--	1,780,235	--
Income receivable	20,602,502	17,326,424	13,665,835
Receivable for shares sold	424,821	405,756	1,259,780
TOTAL ASSETS	$8,876,325,073	$4,755,126,798	$8,253,842,141
Liabilities:
Payable for investments purchased	26,914,035	7,245,000	78,000,000
Payable for shares redeemed	3,237,180	1,895,476	--
Payable to bank	242,033	--	422,581
Payable for Directors'/Trustees' fees	1,673	2,961	--
Payable for distribution services fee (Note 5)	12,184	--	--
Payable for shareholder services fee (Note 5)	633,233	237,829	442,749
Income distribution payable	9,760,579	1,112,403	10,909,384
Accrued expenses	224,905	207,056	122,674
TOTAL LIABILITIES	41,025,822	10,700,725	89,897,388
TOTAL NET ASSETS	$8,835,299,251	$4,744,426,073	$8,163,944,753
Net Assets Consist of:
Paid-in capital	$8,835,267,161	$4,744,460,788	$8,163,952,119
Accumulated net realized loss on investments	--	(28,588)	--
Undistributed (distributions in excess of) net investment income	32,090	(6,127)	(7,366)
TOTAL NET ASSETS	$8,835,299,251	$4,744,426,073	$8,163,944,753

Statements of Assets and Liabilities - continued

July 31, 2005

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Net Assets:
Institutional Sharess	$5,721,965,004	$3,040,758,552	$5,674,270,384
Institutional Service Shares	2,759,651,492	641,950,525	1,780,479,120
Institutional Capital Shares	298,625,270	1,061,716,996	709,195,249
Trust Shares	55,057,485	--	--
TOTAL NET ASSETS	$8,835,299,251	$4,744,426,073	$8,163,944,753
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	5,721,877,500	3,040,796,575	5,674,204,040
Institutional Service Shares	2,759,712,741	641,959,312	1,780,581,213
Institutional Capital Shares	298,621,511	1,061,704,900	709,186,623
Trust Shares	55,055,417	--	--
Net Asset Value, Offering Price and Redemption Proceeds per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2005

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$--	$81,503,000	$11,499,824,000
Investments in securities	4,373,879,200	8,141,300,234	563,512,579
Total investments in securities, at amortized cost and value	4,373,879,200	8,222,803,234	12,063,336,579
Cash	343,268	--	421,031
Income receivable	5,929,179	15,964,043	7,667,844
Receivable for investments sold	--	--	--
Receivable for shares sold	29,829	1,679,823	--
TOTAL ASSETS	4,380,181,476	8,240,447,100	12,071,425,454
Liabilities:
Payable for investments purchased	110,000,000	--	--
Payable for shares redeemed	--	484,354	34,355
Payable to bank	--	179,226	--
Payable for Directors'/Trustees' fees	--	9,932	--
Payable for distribution services fee (Note 5)	--	--	114,369
Payable for shareholder services fee (Note 5)	248,242	356,922	1,148,574
Income distribution payable	1,465,387	7,530,014	19,656,640
Accrued expenses	298,878	177,344	321,712
TOTAL LIABILITIES	112,012,507	8,737,792	21,275,650
TOTAL NET ASSETS	$4,268,168,969	$8,231,709,308	$12,050,149,804

Statements of Assets and Liabilities - continued

July 31, 2005

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Net Assets Consist of:
Paid-in capital	$4,268,275,319	$8,231,721,164	$12,050,149,804
Distributions in excess of net investment income	(106,350)	(11,856)	--
TOTAL NET ASSETS	$4,268,168,969	$8,231,709,308	$12,050,149,804
Net Assets:
Institutional Shares	$2,638,078,519	$5,799,230,574	$5,733,138,541
Institutional Service Shares	812,885,522	1,263,129,879	5,245,761,788
Institutional Capital Shares	817,204,928	1,169,348,855	622,744,112
Trust Shares	--	--	448,505,363
TOTAL NET ASSETS	$4,268,168,969	$8,231,709,308	$12,050,149,804
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	2,638,160,653	5,799,280,563	5,732,945,819
Institutional Service Shares	812,887,475	1,263,127,523	5,245,926,148
Institutional Capital Shares	817,227,191	1,169,313,078	622,677,574
Trust Shares	--	--	448,600,263
Net Asset Value, Offering Price and Redemption Proceeds per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2005

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Investment Income:
Interest	$196,905,475	$72,910,591	$199,940,893
Expenses:
Investment adviser fee (Note 5)	16,573,610	7,081,133	17,047,130
Administrative personnel and services fee (Note 5)	6,651,010	2,840,968	6,841,255
Account administration fee--Trust Shares (Note 5)	84,994	--	--
Custodian fees	355,185	149,924	388,800
Transfer and dividend disbursing agent fees and expenses	201,096	142,883	150,980
Directors'/Trustees' fees	64,263	31,277	75,446
Auditing fees	14,691	15,874	14,858
Legal fees	9,945	28,770	11,993
Portfolio accounting fees	195,379	185,554	188,555
Distribution services fee--Trust Shares (Note 5)	85,087	--	--
Shareholder services fee--Institutional Shares (Note 5)	13,211,558	--	--
Shareholder services fee--Institutional Service Shares (Note 5)	7,250,487	1,164,321	4,366,528
Shareholder services fee--Institutional Capital Shares (Note 5)	162,647	1,216,999	1,473,530
Share registration costs	157,128	279,019	48,375
Printing and postage	44,628	20,130	36,204
Insurance premiums	65,884	27,029	80,922
Miscellaneous	59,167	13,792	75,322
TOTAL EXPENSES	45,186,759	13,197,673	30,799,898
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	(7,076,298)	(4,180,148)	(8,864,732)
Waiver of administrative personnel and services fee	(336,465)	(143,056)	(346,298)
Waiver of shareholder services fee--Institutional Shares	(13,211,558)	--	--
Waiver of shareholder services fee--Institutional Capital Shares	(95,379)	(730,204)	(884,124)
Reimbursement of investment adviser fee	--	(21,944)	--
TOTAL WAIVERS AND REIMBURSEMENT	(20,719,700)	(5,075,352)	(10,095,154)
Net expenses	24,467,059	8,122,321	20,704,744
Net investment income	172,438,416	64,788,270	179,236,149
Net realized gain on investments	--	20,299	--
Change in net assets resulting from operations	$172,438,416	$64,808,569	$179,236,149

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2005

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$45,311,991	$208,250,216	$282,759,392
Expenses:
Investment adviser fee (Note 5)	2,996,863	17,617,502	24,403,871
Administrative personnel and services fee (Note 5)	1,201,418	7,069,894	9,794,357
Account administration fee--Trust Shares (Note 5)	--	--	1,177,019
Custodian fees	88,447	465,074	517,761
Transfer and dividend disbursing agent fees and expenses	144,726	126,355	164,453
Directors'/Trustees' fees	1,984	87,628	88,463
Auditing fees	14,488	14,691	14,691
Legal fees	6,614	10,937	11,530
Portfolio accounting fees	115,940	188,573	200,573
Distribution services fee--Trust Shares (Note 5)	--	--	1,177,019
Shareholder services fee--Institutional Shares (Note 5)	2,695,938	--	15,148,459
Shareholder services fee--Institutional Service Shares (Note 5)	511,453	3,302,276	12,494,681
Shareholder services fee--Institutional Capital Shares (Note 5)	529,350	2,474,964	1,682,000
Share registration costs	339,714	87,557	62,113
Printing and postage	23,761	34,210	46,226
Insurance premiums	8,457	87,209	88,715
Miscellaneous	8,319	64,991	65,085
TOTAL EXPENSES	8,687,472	31,631,861	67,137,016
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	(2,996,863)	(10,106,366)	(9,959,827)
Waiver of administrative personnel and services fee	(59,613)	(357,626)	(496,482)
Waiver of shareholder services fee--Institutional Shares	(2,695,938)	--	(15,148,459)
Waiver of shareholder services fee--Institutional Capital Shares	(317,610)	(1,476,672)	(1,008,903)
Reimbursement of investment adviser fee	--	(199,769)	--
Reimbursement of other operating expenses	(75,431)	--	--
TOTAL WAIVERS AND REIMBURSEMENTS	(6,145,455)	(12,140,433)	(26,613,671)
Net expenses	2,542,017	19,491,428	40,523,345
Net investment income	$42,769,974	$188,758,788	$242,236,047

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Municipal Obligations Fund
Year Ended July 31	2005	2004	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$172,438,416	$71,238,127	$64,788,270	$24,727,167
Net realized gain (loss) on investments	--	--	20,299	(48,887)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	172,438,416	71,238,127	64,808,569	24,678,280
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(114,471,130)	(49,498,177)	(47,775,366)	(20,149,315)
Institutional Service Shares	(55,404,715)	(21,514,103)	(7,591,909)	(2,430,816)
Institutional Capital Shares	(1,950,254)	--	(9,430,661)	(2,146,946)
Trust Shares	(624,264)	(149,135)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(172,450,363)	(71,161,415)	(64,797,936)	(24,727,077)
Share Transactions:
Proceeds from sale of shares	87,120,054,501	79,184,941,730	38,273,423,295	28,818,600,846
Net asset value of shares issued to shareholders in payment of distributions declared	89,911,597	34,668,608	48,697,843	16,537,461
Cost of shares redeemed	(86,572,564,132)	(80,838,568,606)	(36,351,113,204)	(28,350,512,524)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	637,401,966	(1,618,958,268)	1,971,007,934	484,625,783
Change in net assets	637,390,019	(1,618,881,556)	1,971,018,567	484,576,986
Net Assets:
Beginning of period	8,197,909,232	9,816,790,788	2,773,407,506	2,288,830,520
End of period	$8,835,299,251	$8,197,909,232	$4,744,426,073	$2,773,407,506
Undistributed (distributions in excess of) net investment income	$32,090	$44,037	$(6,127)	$3,539

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Cash Obligations Fund		Prime Management Obligations Fund
Year Ended July 31	2005	2004	2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$179,236,149	$124,386,221	$ 42,769,974
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(132,849,543)	(104,764,640)	(30,528,332)
Institutional Service Shares	(33,866,842)	(13,682,686)	(5,972,619)
Institutional Capital Shares	(12,479,601)	(5,933,205)	(6,375,373)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(179,195,986)	(124,380,531)	(42,876,324)
Share Transactions:
Proceeds from sale of shares	78,137,296,623	122,483,904,811	18,299,194,935
Net asset value of shares issued to shareholders in payment of distributions declared	84,355,486	52,592,343	35,438,738
Cost of shares redeemed	(81,322,811,194)	(123,909,013,478)	(14,066,358,354)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,101,159,085)	(1,372,516,324)	4,268,275,319
Change in net assets	(3,101,118,922)	(1,372,510,634)	4,268,168,969
Net Assets:
Beginning of period	11,265,063,675	12,637,574,309	--
End of period	$8,163,944,753	$11,265,063,675	4,268,168,969
Undistributed (distributions in excess of) net investment income	$(7,366)	$(47,529)	(106,350)

1 For the period from August 11, 2004 (date of initial public investment) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Value Obligations Fund		Treasury Obligations Fund
Year Ended July 31	2005	2004	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$188,758,788	$125,259,999	$242,236,047	$83,689,223
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(140,584,009)	(109,496,362)	(128,528,475)	(43,319,552)
Institutional Service Shares	(26,266,545)	(10,299,700)	(92,576,050)	(32,701,751)
Institutional Capital Shares	(21,863,896)	(5,465,465)	(13,288,865)	(7,241,896)
Trust Shares	--	--	(7,840,255)	(1,112,998)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(188,714,450)	(125,261,527)	(242,233,645)	(84,376,197)
Share Transactions:
Proceeds from sale of shares	90,434,961,145	121,857,110,170	62,185,884,386	55,678,005,529
Net asset value of shares issued to shareholders in payment of distributions declared	125,247,801	83,593,729	78,502,143	23,383,090
Cost of shares redeemed	(94,278,755,673)	(122,158,318,778)	(62,117,771,017)	(55,449,655,131)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,718,546,727)	(217,614,879)	146,615,512	251,733,488
Change in net assets	(3,718,502,389)	(217,616,407)	146,617,914	251,046,514
Net Assets:
Beginning of period	11,950,211,697	12,167,828,104	11,903,531,890	11,652,485,376
End of period	$8,231,709,308	$11,950,211,697	$12,050,149,804	$11,903,531,890
Undistributed (distributions in excess of) net investment income	$(11,856)	$(56,194)	$--	$(2,402)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 44 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

Effective January 18, 2005, Government Obligations Fund began offering Institutional Capital Shares.

Effective August 11, 2004, Prime Management Obligations Fund began offering Institutional Shares.

Effective January 18, 2005, Prime Management Obligations Fund began offering Institutional Service Shares and Institutional Capital Shares.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The financial highlights of the Institutional Shares, Institutional Service Shares and the Trust Shares are presented separately. Interest income from the investment of Municipal Obligations Fund may be subject to the federal Alternative Minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	68,840,529,646	$68,840,529,646	58,307,557,805	$58,307,557,805
Shares issued to shareholders in payment of distributions declared	59,531,634	59,531,634	23,600,384	23,600,384
Shares redeemed	(68,312,442,051)	(68,312,442,051)	(59,363,341,960)	(59,363,341,960)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	587,619,229	$587,619,229	(1,032,183,771)	$(1,032,183,771)

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	17,692,054,657	$17,692,054,657	20,677,903,773	$20,677,903,773
Shares issued to shareholders in payment of distributions declared	28,370,500	28,370,492	11,041,052	11,041,052
Shares redeemed	(17,997,158,534)	(17,997,158,534)	(21,273,795,011)	(21,273,795,011)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(276,733,377)	$(276,733,385)	(584,850,186)	$(584,850,186)

Period Ended July 31	2005 [2]
Institutional Capital Shares:	Shares	Amount
Shares sold	397,007,718	$397,007,718
Shares issued to shareholders in payment of distributions declared	1,953,531	1,953,531
Shares redeemed	(100,339,738)	(100,339,738)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	298,621,511	$298,621,511

Year Ended July 31	2005		2004
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	190,462,480	$190,462,480	199,480,152	$199,480,152
Shares issued to shareholders in payment of distributions declared	55,940	55,940	27,172	27,172
Shares redeemed	(162,623,809)	(162,623,809)	(201,431,635)	(201,431,635)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	27,894,611	$27,894,611	(1,924,311)	$(1,924,311)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	637,401,974	$637,401,966	(1,618,958,268)	$(1,618,958,268)

	Municipal Obligations Fund
Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	32,377,793,944	$32,377,793,944	25,435,437,566	$25,435,454,338
Shares issued to shareholders in payment of distributions declared	34,837,487	34,837,487	13,179,022	13,179,022
Shares redeemed	(31,516,352,148)	(31,516,352,148)	(24,874,648,914)	(24,874,648,914)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	896,279,283	$896,279,283	573,967,674	$573,984,446

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,119,536,078	$2,119,536,078	1,549,058,535	$1,549,061,226
Shares issued to shareholders in payment of distributions declared	6,196,601	6,196,601	1,808,328	1,808,328
Shares redeemed	(1,847,370,660)	(1,847,370,660)	(1,489,535,099)	(1,489,535,099)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	278,362,019	$278,362,019	61,331,764	$61,334,455

Year Ended July 31	2005		2004
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,776,093,273	$3,776,093,273	1,834,085,412	$1,834,085,282
Shares issued to shareholders in payment of distributions declared	7,663,755	7,663,755	1,550,111	1,550,111
Shares redeemed	(2,987,390,396)	(2,987,390,396)	(1,986,328,511)	(1,986,328,511)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	796,366,632	$796,366,632	(150,692,988)	$(150,693,118)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,971,007,934	$1,971,007,934	484,606,450	$484,625,783
	Prime Cash Obligations Fund
Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	63,323,840,572	$63,323,840,572	103,435,225,428	$103,435,225,428
Shares issued to shareholders in payment of distributions declared	65,451,824	65,451,824	42,301,057	42,301,057
Shares redeemed	(66,320,572,743)	(66,320,572,743)	(104,858,908,498)	(104,858,908,498)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,931,280,347)	$(2,931,280,347)	(1,381,382,013)	$(1,381,382,013)

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,309,022,977	$11,309,022,977	13,885,558,793	$13,885,558,793
Shares issued to shareholders in payment of distributions declared	9,050,906	9,050,906	6,486,986	6,486,986
Shares redeemed	(11,562,653,146)	(11,562,653,146)	(13,827,589,049)	(13,827,589,049)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(244,579,263)	$(244,579,263)	64,456,730	$64,456,730

Year Ended July 31	2005		2004
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,504,433,074	$3,504,433,074	5,163,120,590	$5,163,120,590
Shares issued to shareholders in payment of distributions declared	9,852,756	9,852,756	3,804,300	3,804,300
Shares redeemed	(3,439,585,305)	(3,439,585,305)	(5,222,515,931)	(5,222,515,931)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	74,700,525	$74,700,525	(55,591,041)	$(55,591,041)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,101,159,085)	$(3,101,159,085)	(1,372,516,324)	$(1,372,516,324)
	Prime Management Obligations Fund
Year Ended July 31	2005 [1]
Institutional Shares:	Shares	Amount
Shares sold	15,711,474,555	$15,711,474,555
Shares issued to shareholders in payment of distributions declared	23,392,394	23,392,394
Shares redeemed	(13,096,706,296)	(13,096,706,296)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,638,160,653	$2,638,160,653

Year Ended July 31	2005 [2]
Institutional Service Shares:	Shares	Amount
Shares sold	1,110,524,614	$1,110,524,614
Shares issued to shareholders in payment of distributions declared	5,702,788	5,702,788
Shares redeemed	(303,339,927)	(303,339,927)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	812,887,475	$812,887,475

Year Ended July 31	2005 [2]
Institutional Capital Shares:	Shares	Amount
Shares sold	1,477,195,766	1,477,195,766
Shares issued to shareholders in payment of distributions declared	6,343,556	6,343,556
Shares redeemed	(666,312,131)	(666,312,131)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	817,227,191	$817,227,191
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,268,275,319	$4,268,275,319

	Prime Value Obligations Fund
Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	78,613,332,108	$78,613,332,108	111,358,727,078	$111,358,727,078
Shares issued to shareholders in payment of distributions declared	95,726,452	95,726,452	73,433,459	73,433,459
Shares redeemed	(82,412,070,061)	(82,412,070,061)	(112,340,921,258)	(112,340,921,258)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,703,011,501)	$(3,703,011,501)	(908,760,721)	$(908,760,721)

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,432,893,340	$5,432,893,340	5,700,915,403	$5,700,915,403
Shares issued to shareholders in payment of distributions declared	19,368,337	19,368,337	7,203,951	7,203,951
Shares redeemed	(5,753,378,607)	(5,753,378,607)	(5,513,429,571)	(5,513,429,571)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(301,116,930)	$(301,116,930)	194,689,783	$194,689,783

Year Ended July 31	2005		2004
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	6,388,735,697	$6,388,735,697	4,797,467,689	$4,797,467,689
Shares issued to shareholders in payment of distributions declared	10,153,012	10,153,012	2,956,319	2,956,319
Shares redeemed	(6,113,307,005)	(6,113,307,005)	(4,303,967,949)	(4,303,967,949)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	285,581,704	$285,581,704	496,456,059	$496,456,059
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,718,546,727)	$(3,718,546,727)	(217,614,879)	$(217,614,879)

`	Treasury Obligations Fund
Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	33,844,927,635	$33,844,927,635	26,116,665,494	$26,116,665,494
Shares issued to shareholders in payment of distributions declared	59,642,933	59,642,933	16,665,409	16,665,409
Shares redeemed	(33,729,830,302)	(33,729,830,302)	(25,660,247,012)	(25,660,247,012)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	174,740,266	$174,740,266	473,083,891	$473,083,891

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	20,751,297,064	$20,751,297,064	24,069,334,849	$24,069,334,849
Shares issued to shareholders in payment of distributions declared	16,731,340	16,731,340	5,901,733	5,901,733
Shares redeemed	(20,487,277,725)	(20,487,277,725)	(24,879,897,780)	(24,879,897,780)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	280,750,679	$280,750,679	(804,661,198)	$(804,661,198)

Year Ended July 31	2005		2004
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,303,145,483	$5,303,145,483	3,897,511,596	$3,897,511,596
Shares issued to shareholders in payment of distributions declared	1,116,708	1,116,708	661,999	661,999
Shares redeemed	(5,553,358,330)	(5,553,358,330)	(3,649,795,252)	(3,649,795,252)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(249,096,139)	$(249,096,139)	248,378,343	$248,378,343

Year Ended July 31	2005		2004
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,286,514,204	$2,286,514,204	1,594,493,590	$1,594,493,590
Shares issued to shareholders in payment of distributions declared	1,011,162	1,011,162	153,949	153,949
Shares redeemed	(2,347,304,660)	(2,347,304,660)	(1,259,715,087)	(1,259,715,087)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(59,779,294)	$(59,779,294)	334,932,452	$334,932,452
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	146,615,512	$146,615,512	251,733,488	$251,733,488

1 For period from August 11, 2004 (date of initial public investment) to July 31, 2005.

2 For period from January 18, 2005 (start of performance) to July 31, 2005.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended July 31, 2005 and 2004 was as follows:

	2005		2004
	Tax-Exempt Income	Ordinary Income [1]	Tax-Exempt Income	Ordinary Income	[1]
Government Obligations Fund	--	$172,450,363	--	$71,161,415
Municipal Obligations Fund	$64,797,936	--	$24,727,077	--
Prime Cash Obligations Fund	--	$179,195,986	--	$124,380,530
Prime Management Obligations Fund	--	$42,876,324	--	--
Prime Value Obligations Fund	--	$188,714,450	--	$125,261,527
Treasury Obligations Fund	--	$242,233,645	--	$84,376,197

1 For tax purposes short-term capital gain distributions are considered as ordinary income distributions.

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforward
Government Obligations Fund	--	$ 9,792,670	--
Municipal Obligations Fund	$1,106,276	--	$28,588
Prime Cash Obligations Fund	--	$10,902,018	--
Prime Management Obligations Fund	--	$ 1,359,037	--
Prime Value Obligations Fund	--	$ 7,518,158	--
Treasury Obligations Fund	--	$19,656,640	--

At July 31, 2005, the following Funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Fund	Capital Loss Carryforward to Expire in 2006	Capital Loss Carryforward to Expire in 2011	Capital Loss Carryforward to Expire in 2012	Capital Loss Carryforward to Expire in 2013	Total Capital Loss Carrryforward
Municipal Obligations Fund	$646	$204	$7,099	$20,639	$28,588

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to a percentage of each Fund's average daily net assets as follows:

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Management Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Account Administration Fee

The Government Obligations and Treasury Obligations Funds' Trust Shares pays Federated Shareholder Services Company (FSSC) an annual fee of 0.25% of the average daily net assets of the Fund's Trust Shares. This fee is remunerated to intermediaries as compensation for account administrative services relating to the Fund's Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

Government Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Government Obligations Fund and Treasury Obligations Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Funds may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSC did not retain any fees paid by the Funds.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, each Fund will pay FSSC up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares, and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSSC retained the following fees paid by the Funds:

Fund	Shareholder Services Fees Retained
Government Obligations Fund	$54,136
Municipal Obligations Fund	--
Prime Cash Obligations Fund	$36,540
Prime Management Obligations Fund	--
Prime Value Obligations Fund	$25,356
Treasury Obligations Fund	$75,765

For the year ended July 31, 2005, Institutional Shares for Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2005, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$5,807,047,400	$9,803,769,000

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Prime Cash Obligations Fund's portfolio and Prime Value Obligations Fund's portfolio may be comprised of obligations of banks. As a result, these funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At July 31, 2005, 100% of the distributions from net investment income for Municipal Obligations Fund is exempt from federal income tax, other than the federal Alternative Minimum Tax.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS FUND, MUNICIPAL OBLIGATIONS FUND, PRIME CASH OBLIGATIONS FUND, PRIME MANAGEMENT OBLIGATIONS FUND, PRIME VALUE OBLIGATIONS FUND, AND TREASURY OBLIGATIONS FUND FOR THE INSTITUTIONAL CAPITAL SHARES:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Municipal Obligations Fund, Prime Cash Obligations, Fund, Prime Management Obligations Fund, Prime Value Obligations Fund and Treasury Obligations Fund (collectively the "Funds") (portfolios of the Money Market Obligations Trust) as of July 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the Institutional Capital Shares for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, other auditing procedures were performed. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2005, the results of their operations for the year then ended, the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 16, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds' Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds' Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Funds' Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Funds' Adviser from 1997 until 2004 and as an Assistant Vice President of the Funds' Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Funds' Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Funds' Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Funds' Board has reviewed each Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objective; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in a Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to a Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in a Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to a Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and is guided by them in its review of a Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing a Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about a Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; a Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund's expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund's portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to a Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like a Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by a Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which a Fund competes. A Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on a Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about a Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how a Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919809
Cusip 608919841
Cusip 60934N633
Cusip 60934N591
Cusip 60934N567
Cusip 60934N823

25717 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Reserves Fund

Federated Government Reserves Fund

Federated Municipal Trust

Portfolios of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Federated Capital Reserves Fund

(For a Share Outstanding Throughout the Period)

Period Ended July 31	2005	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.009
Less Distributions:
Distributions from net investment income	(0.009)
Net Asset Value, End of Period	$1.00
Total Return [2]	0.90%

Ratios to Average Net Assets:
Expenses	1.00	% [3]
Net investment income	2.26	% [3]
Expense waiver/reimbursement [4]	0.35	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,429,461

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Federated Government Reserves Fund

(For a Share Outstanding Throughout the Period)

Period Ended July 31	2005	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.009
Less Distributions:
Distributions from net investment income	(0.009)
Net Asset Value, End of Period	$1.00
Total Return [2]	0.87%

Ratios to Average Net Assets:
Expenses	1.00	% [3]
Net investment income	2.23	% [3]
Expense waiver/reimbursement [4]	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,250,822

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Federated Municipal Trust

(For a Share Outstanding Throughout the Period)

Period Ended July 31	2005	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.007
Less Distributions:
Distributions from net investment income	(0.007)
Net Asset Value, End of Period	$1.00
Total Return [2]	0.67%

Ratios to Average Net Assets:
Expenses	1.00	% [3]
Net investment income	1.63	% [3]
Expense waiver/reimbursement [4]	0.51	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$442,515

1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 25, 2005 (commencement of operations) to July 31, 2005 with respect to "Actual" expense information; and February 1, 2005 to July 31, 2005 with respect to "Hypothetical" expense information.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expense Paid During Period	[1]
Actual:
Federated Capital Reserves Fund	$1,000	$1,009.00	$4.32
Federated Government Reserves Fund	$1,000	$1,008.70	$4.32
Federated Municipal Trust	$1,000	$1,006.70	$4.32
Hypothetical (assuming a 5% return before expenses):
Federated Capital Reserves Fund	$1,000	$1,019.84	$5.01
Federated Government Reserves Fund	$1,000	$1,019.84	$5.01
Federated Municipal Trust	$1,000	$1,019.84	$5.01

1 "Actual" expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the period from commencement of operations to July 31, 2005). "Hypothetical" expense information is presented on the basis of the full one-half year period to enable comparisons to other funds. It is based on assuming the same expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half year period).

The annualized expense ratios are as follows:

Federated Capital Reserves Fund	1.00%
Federated Government Reserves Fund	1.00%
Federated Municipal Trust	1.00%

Federated Capital Reserves Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Investments [2]
Commercial Paper & Notes	52.1%
Bank Instruments	20.6%
Variable Rate Instruments	16.2%
Repurchase Agreements	11.1%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	65.1%	Prime-1	93.0%
A-1	28.7%
A-2	5.9%	Prime-2	6.7%
Not rated by S&P	0.3%	Not rated by Moody's	0.3%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable- rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 0.3% do not have short-term ratings by either of these NRSROs.

At July 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	35.1	% [5]
8-30 Days	40.4%
31-90 Days	14.1%
91-180 Days	3.4%
181 Days or more	7.0%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 25.5% of the Fund's portfolio.

Federated Capital Reserves Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.4%
		Finance - Automotive--2.2%
$59,448,569		DaimlerChrysler Auto Trust 2005-B, Class A1, 3.260%, 5/8/2006	$59,448,569
631,572		Honda Auto Receivables Owner Trust 2005-2, Class A1, 3.182%, 5/15/2006	631,572
30,000,000		HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006	30,000,000
61,671,472		Merrill Auto Trust Securitization 2005-1, Class A1, 3.472%, 6/26/2006	61,671,472
16,024,702		Nissan Auto Receivables Owner Trust 2005-B, Class A1, 3.358%, 6/15/2006	16,024,702
		TOTAL	167,776,315
		Finance - Equipment--0.8%
321,622		CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006	321,622
32,597,014		John Deere Owner Trust 2005-A, Class A1, 3.396%, 6/15/2006	32,597,014
25,000,000		Navistar Financial Corp. Owner Trust 2005-A, Class A1, 3.616%, 7/17/2006	25,000,000
		TOTAL	57,918,636
		Insurance--0.4%
10,000,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A1, (Insured by FGIC), 3.615%, 7/17/2006	10,000,000
16,791,395		Triad Automobile Receivables Trust 2005-A, Class A1, (Insured by Ambac Financial Group, Inc.), 3.300%, 6/12/2006	16,791,395
		TOTAL	26,791,395
		TOTAL ASSET-BACKED SECURITIES	252,486,346
		CERTIFICATES OF DEPOSIT--21.1%
		Banking--21.1%
500,000		Barclays Bank PLC, 3.400%, 10/18/2005	498,815
75,000,000		BNP Paribas SA, 3.280% - 3.310%, 9/9/2005 - 9/12/2005	75,000,000
45,000,000		Calyon, Paris, 3.911%, 7/14/2006	45,000,000
53,500,000		Citibank N.A., New York, 3.400%, 9/22/2005	53,500,000
287,000,000		Credit Suisse, Zurich, 3.255% - 3.640%, 8/5/2005 - 11/1/2005	287,000,000
122,000,000		DePfa Bank PLC, 3.160% - 3.300%, 8/5/2005 - 8/16/2005	122,000,000
50,500,000		HBOS Treasury Services PLC, 3.160% - 3.556%, 8/8/2005 - 12/30/2005	50,498,852
185,000,000		HSBC Bank USA, 3.160% - 3.190%, 8/9/2005 - 8/12/2005	185,000,000
75,000,000		Huntington National Bank, Columbus, OH, 3.210% - 3.450%, 8/8/2005 - 10/31/2005	75,000,000
500,000		Lloyds TSB Bank PLC, London, 3.300%, 9/6/2005	499,718
500,000		Rabobank Nederland, Utrecht, 3.400%, 10/18/2005	498,820
14,500,000		Regions Bank, Alabama, 3.130%, 8/8/2005	14,500,000
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$48,000,000		Societe Generale, Paris, 3.532%, 1/25/2006	$48,000,000
72,000,000		Svenska Handelsbanken, Stockholm, 3.843% - 3.999%, 7/5/2006 - 7/26/2006	72,003,339
85,000,000		Toronto Dominion Bank, 3.547% - 3.559%, 2/15/2006 - 2/21/2006	85,000,000
130,000,000		UBS AG, 3.300%, 9/16/2005	130,000,000
273,000,000		Washington Mutual Bank, F.A., 3.150% - 3.280%, 8/1/2005 - 8/16/2005	273,000,000
50,000,000		Wilmington Trust Co., 3.190%, 8/9/2005	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,566,999,544
		COLLATERALIZED LOAN AGREEMENTS--12.7%
		Banking--2.7%
200,000,000		BNP Paribas Securities Corp., 3.423%, 8/1/2005	200,000,000
		Brokerage--10.0%
150,000,000		Bear Stearns Cos., Inc., 3.463%, 8/1/2005	150,000,000
160,000,000		Citigroup Global Markets, Inc., 3.413%, 8/1/2005	160,000,000
300,000,000		Goldman Sachs & Co., 3.413%, 8/1/2005	300,000,000
62,000,000		Lehman Brothers Holdings, Inc., 3.463%, 8/1/2005	62,000,000
75,000,000		Merrill Lynch & Co., Inc., 3.463%, 8/1/2005	75,000,000
		TOTAL	747,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	947,000,000
		COMMERCIAL PAPER--34.4% [1]
		Aerospace/Auto-1.1%
18,575,000	[2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 3.480%, 8/24/2005 - 8/25/2005	18,532,784
59,000,000	[2]	Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 3.386% - 3.551%, 8/8/2005 - 9/19/2005	58,775,054
		TOTAL	77,307,838
		Banking--11.3%
68,000,000	[2]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 3.349% - 3.400%, 9/16/2005 - 9/23/2005	67,691,392
60,000,000		BNP Paribas Finance, Inc., 3.176%, 8/10/2005	59,952,750
75,000,000		DePfa Bank PLC, 3.272%, 9/7/2005	74,749,865
50,000,000		Dexia Delaware LLC, 3.399%, 9/23/2005	49,751,931
73,000,000		Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 3.238%, 8/10/2005	72,941,235
122,000,000	[2]	Fountain Square Commercial Funding Corp., 3.165% - 3.252%, 8/5/2005 - 8/25/2005	121,855,006
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Banking--continued
$82,805,000	[2]	Long Lane Master Trust IV, (Bank of America N.A. Swap Agreement), 3.186% - 3.308%, 8/5/2005 - 9/8/2005	$82,648,419
185,204,000	[2]	Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 3.297% - 3.594%, 8/2/2005 - 2/14/2006	183,462,522
47,568,000	[2]	Three Rivers Funding Corp., 3.633%, 10/26/2005	47,158,915
78,940,000	[2]	Ticonderoga Funding LLC, (Bank of America N.A. Swap Agreement), 3.379%, 8/18/2005	78,814,376
500,000	[2]	WestLB AG (Guaranteed), 3.090%, 8/10/2005	499,619
		TOTAL	839,526,030
		Brokerage--2.5%
187,000,000		Morgan Stanley, 3.166% - 3.186%, 8/8/2005 - 8/10/2005	186,862,653
		Conglomerate--0.9%
68,050,000		Textron Financial Corp., (Textron Inc. Support Agreement), 3.215% - 3.480%, 8/1/2005 - 8/25/2005	68,023,380
		Consumer Product--0.4%
31,905,000		Clorox Co., 3.357% - 3.489%, 8/1/2005 - 8/22/2005	31,860,554
		Electrical Equipment--0.0%
2,115,000		Whirlpool Corp., 3.348%, 8/5/2005	2,114,215
		Entertainment--0.6%
45,300,000		Walt Disney Co., 3.285% - 3.291%, 8/3/2005 - 8/4/2005	45,290,374
		Finance - Automotive--2.2%
74,700,000		DaimlerChrysler North America Holding Corp., 3.327% - 3.663%, 8/2/2005 - 9/20/2005	74,529,684
87,400,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.156% - 3.408%, 8/9/2005 - 11/2/2005	87,138,868
		TOTAL	161,668,552
		Finance - Commercial-2.5%
68,000,000		CIT Group, Inc., 3.156% - 3.312%, 8/9/2005 - 9/20/2005	67,941,206
100,475,000	[2]	Compass Securitization LLC, 3.275% - 3.379%, 8/25/2005 - 9/15/2005	100,155,303
20,000,000	[2]	Fairway Finance Company LLC, 3.359%, 9/15/2005	19,916,750
		TOTAL	188,013,259
		Finance - Retail--5.1%
140,000,000	[2]	Paradigm Funding LLC, 3.166% - 3.197%, 8/9/2005 - 8/16/2005	139,877,389
125,068,000	[2]	PREFCO-Preferred Receivables Funding Co., 3.319%, 9/13/2005	124,576,517
111,980,000	[2]	Sheffield Receivables Corp., 3.155% - 3.449%, 8/4/2005 - 8/25/2005	111,894,232
		TOTAL	376,348,138
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Finance - Securities--6.3%
$120,000,000	[2]	Galaxy Funding Inc., 3.155% - 3.511%, 8/5/2005 - 10/11/2005	$119,664,228
215,000,000	[2]	Georgetown Funding Co. LLC, 3.347% - 3.443%, 8/17/2005 - 8/31/2005	214,565,593
43,200,000	[2]	Grampian Funding LLC, 3.390% - 3.822%, 9/1/2005 - 1/17/2006	42,700,141
37,700,000	[2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 3.428%, 11/14/2005	37,329,440
56,000,000	[2]	Perry Global Funding LLC Series A, 3.248% - 3.368%, 8/15/2005 - 8/24/2005	55,898,712
		TOTAL	470,158,114
		Food & Beverage--0.1%
4,000,000	[2]	General Mills, Inc., 3.368%, 8/10/2005	3,996,640
		Homebuilding--0.2%
17,000,000		Centex Corp., 3.427%, 8/11/2005	16,983,850
		Insurance--0.7%
50,000,000	[2]	Aspen Funding Corp., 3.279% - 3.349%, 9/6/2005 - 9/16/2005	49,812,694
		Machinery, Equipment, Auto--0.5%
38,710,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 3.334% - 3.567%, 8/5/2005 - 9/15/2005	38,661,792
		TOTAL COMMERCIAL PAPER	2,556,628,083
		CORPORATE BONDS--0.3%
		Banking--0.2%
6,575,000		Bank of Montreal, 6.100%, 9/15/2005	6,596,163
4,000,000		Wells Fargo & Co., 7.250%, 8/24/2005	4,009,559
		TOTAL	10,605,722
		Finance - Commercial-0.1%
10,000,000		CIT Group, Inc., 3.440%, 11/4/2005	10,006,198
		TOTAL CORPORATE BONDS	20,611,920
		CORPORATE NOTES--0.3%
		Finance - Securities--0.3%
15,000,000	[2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 3.946%, 7/25/2006	14,999,264
10,000,000	[2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.970%, 7/21/2006	10,000,000
		TOTAL CORPORATE NOTES	24,999,264
		LOAN PARTICIPATION--2.0%
		Finance - Retail--2.0%
150,200,000		Countrywide Home Loans, Inc., 3.380% - 3.420%, 8/10/2005 - 8/17/2005	150,200,000
Principal Amount			Value
		NOTES - VARIABLE--16.7% [3]
		Banking--6.6%
$100,000,000	[2]	Australia & New Zealand Banking Group, Melbourne, 3.440%, 8/23/2005	$100,000,000
128,000,000		Barclays Bank PLC, 3.283% - 3.290%, 8/5/2005 - 8/9/2005	127,980,083
100,000,000	[2]	Commonwealth Bank of Australia, Sydney, 3.463%, 8/24/2005	100,000,000
50,000,000		Credit Suisse, Zurich, 3.418%, 8/22/2005	50,000,510
50,000,000		Greenwich Capital Holdings, Inc., 3.300%, 8/3/2005	50,000,000
2,000,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.670%, 8/4/2005	2,000,000
50,500,000		Mercantile Safe Deposit & Trust Co., Baltimore, 3.330% - 3.358%, 8/12/2005 - 8/15/2005	50,500,000
3,380,000		Oceana County Freezer Storage, Inc., Series 1999, (Huntington National Bank, Columbus, OH LOC), 3.670%, 8/4/2005	3,380,000
5,420,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.780%, 8/4/2005	5,420,000
250,000		Wells Fargo & Co., 3.390%, 8/2/2005	250,155
		TOTAL	489,530,748
		Brokerage-2.1%
5,000,000	[2]	Goldman Sachs Group, Inc., 3.378%, 8/15/2005	5,000,494
150,200,000		Morgan Stanley, 3.350% - 3.395%, 8/1/2005	150,200,856
		TOTAL	155,201,350
		Finance - Commercial--0.8%
47,000,000	[2]	Compass Securitization LLC, 3.295% - 3.364%, 8/8/2005 - 8/18/2005	46,998,246
16,000,000	[2]	Fairway Finance Company LLC, 3.290%, 8/1/2005	15,999,862
		TOTAL	62,998,108
		Finance - Retail-2.5%
182,000,000	[2]	Paradigm Funding LLC, 3.320% - 3.450%, 8/12/2005 - 8/23/2005	182,000,000
		Finance - Securities--3.4%
114,000,000	[2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 3.325% - 3.415%, 8/1/2005 - 8/23/2005	114,011,232
140,500,000	[2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.343% - 3.368%, 8/15/2005	140,498,273
		TOTAL	254,509,505
		Insurance-1.3%
5,000,000		GE Capital Assurance Co., 3.319%, 8/9/2005	5,000,000
23,600,000		Hartford Life Global Funding Trust, 8/15/2005	23,600,000
20,000,000		Jackson National Life Insurance Co., 3.440%, 8/1/2005	20,000,000
30,000,000		New York Life Insurance Co., 3.399%, 8/1/2005	30,000,000
15,000,000		Travelers Insurance Co., 3.578%, 9/28/2005	15,000,000
		TOTAL	93,600,000
		TOTAL NOTES - VARIABLE	1,237,839,711
Principal Amount			Value
		REPURCHASE AGREEMENTS--11.4%
$146,000,000		Interest in $367,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.28%, dated 7/29/2005 to be repurchased at $146,039,907 on 8/1/2005, collateralized by U.S. Government Agency Obligation with maturity date of 7/15/2012, collateral market value $374,340,387	$146,000,000
700,000,000		Interest in $1,000,000,000 joint repurchase agreement with Countrywide Securities Corp., 3.32%, dated 7/29/2005 to be repurchased at $700,193,667 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $1,020,000,001	700,000,000
		TOTAL REPURCHASE AGREEMENTS	846,000,000
		TOTAL INVESTMENTS--102.3% (AT AMORTIZED COST) [4]	7,602,764,868
		OTHER ASSETS AND LIABILITIES - NET--(2.3)%	(173,303,890)
		TOTAL NET ASSETS--100%	$7,429,460,978

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $2,409,333,097 which represents 32.4% of total net assets.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

FGIC	--Financial Guaranty Insurance Company
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	75.3%
U.S. Government Agency Securities	24.7%
TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	72.5%
8-30 Days	6.8%
31-90 Days	11.8%
91-180 Days	5.5%
181 Days or more	3.4%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Government Reserves Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--24.8%
$141,500,000	[1]	Federal Home Loan Bank System Discount Notes, 3.058% - 3.200%, 8/24/2005 - 9/9/2005	$141,163,846
190,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.270% - 3.590%, 8/2/2005 - 9/22/2005	189,897,384
137,025,000		Federal Home Loan Bank System Notes, 2.250% - 4.000%, 3/13/2006 - 8/18/2006	136,065,065
579,750,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 3.080% - 3.473%, 8/9/2005 - 12/20/2005	575,675,842
127,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.340%, 9/27/2005	126,893,511
78,800,000		Federal Home Loan Mortgage Corp. Notes, 1.875% - 4.000%, 2/15/2006 - 8/15/2006	78,256,261
200,000,000	[1]	Federal National Mortgage Association Discount Notes, 3.110% - 3.175%, 8/17/2005 - 8/31/2005	199,597,195
100,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 3.270%, 9/9/2005	99,995,979
		TOTAL U.S. GOVERNMENT AGENCIES	1,547,545,083
		REPURCHASE AGREEMENTS--75.5%
1,500,000,000		Interest in $1,500,000,000 repurchase agreement with Barclays Capital, Inc., 3.320%, dated 7/29/2005 to be repurchased at $1,500,415,000 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/2/2014, collateral market value $1,530,000,358	1,500,000,000
1,100,000,000		Interest in $1,100,000,000 repurchase agreement with BNP Paribas Securities Corp., 3.320%, dated 7/29/2005 to be repurchased at $1,100,304,333 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2037, collateral market value $1,127,141,292	1,100,000,000
221,000,000		Interest in $367,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.280%, dated 7/29/2005 to be repurchased at $221,060,407 on 8/1/2005, collateralized by U.S. Government Agency Obligation with maturity of 7/15/2012, collateral market value $374,340,387	221,000,000
200,000,000		Interest in $200,000,000 repurchase agreement with Citigroup Global Markets, Inc., 3.363%, dated 7/29/2005 to be repurchased at $200,056,042 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $206,000,001	200,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$200,000,000	[3]	Interest in $200,000,000 repurchase agreement with Citigroup Global Markets, Inc., 3.500%, dated 7/27/2005 to be repurchased at $200,019,444 on 9/27/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2033, collateral market value $204,635,430	$200,000,000
300,000,000		Interest in $1,000,000,000 joint repurchase agreement with Countrywide Securities Corp., 3.320% dated 7/29/2005 to be repurchased at $300,083,000 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $1,020,000,001	300,000,000
200,000,000	[3]	Interest in $200,000,000 repurchase agreement with Goldman Sachs & Co., 3.290%, dated 7/5/2005 to be repurchased at $200,018,278 on 8/5/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/27/2030, collateral market value $204,000,000	200,000,000
1,000,000,000		Interest in $1,000,000,000 repurchase agreement with Goldman Sachs & Co., 3.310%, dated 7/29/2005 to be repurchased at $1,000,275,833 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/15/2035, collateral market value $1,028,865,368	1,000,000,000
		TOTAL REPURCHASE AGREEMENTS	4,721,000,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [4]	6,268,545,083
		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(17,723,078)
		TOTAL NET ASSETS--100%	$6,250,822,005

1 Discount rate at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Instruments	91.2%
Municipal Notes	8.8%
Commercial Paper	0.0%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	65.1%	Prime-1	94.0%
A-1	28.9%
A-2	1.0%	Prime-2	0.7%
Not rated by S&P	5.0%	Not rated by Moody's	5.3%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 5.1% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

At July 31, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	91.1%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	0.9%
181 Days or more	8.0%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Municipal Trust
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1]
		Alabama--3.0%
$600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC)	$600,000
150,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Union Planters Bank, N.A., Memphis, TN LOC)	150,000
5,005,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Wachovia Bank N.A. LOC)	5,005,000
275,000		Birmingham, AL IDA, (Series 1997) Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	275,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (Alabama Electric Co-op, Inc.)/ (Amsouth Bank N.A., Birmingham, AL LOC)	5,000,000
1,200,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	1,200,000
880,000		St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/ (National Australia Bank Ltd., Melbourne LOC)	880,000
		TOTAL	13,110,000
		Alaska--0.7%
3,000,000		Valdez, AK Marine Terminal, (Series 1994B), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 6/1/2006	3,000,000
		Arizona--0.4%
1,925,000		Pima County, AZ IDA, (Series 2002A) Weekly VRDNs (La Posada at Park Centre, Inc.)/(Lasalle Bank, N.A. LOC)	1,925,000
		Arkansas--0.2%
500,000		Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering Corp.)/(J.P. Morgan Chase Bank, N.A. LOC)	500,000
500,000		Arkansas Development Finance Authority, (Series 1999B) Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	500,000
		TOTAL	1,000,000
		California--21.6%
3,300,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC)	3,300,000
4,335,000		California PCFA, (Series 1999A) Weekly VRDNs (Blue Line Transfer, Inc.)/(Wells Fargo Bank, N.A. LOC)	4,335,000
3,155,000		California PCFA, (Series 2000A) Weekly VRDNs (Burrtec Waste Industries, Inc.)/(U.S Bank, N.A. LOC)	3,155,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$4,000,000		California PCFA, (Series 2000A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California LOC)	$4,000,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/ (Key Bank, N.A. LOC)	6,815,000
4,000,000		California PCFA, (Series 2002) Weekly VRDNs (Bidart Dairy II LLC)/ (Wells Fargo Bank, N.A. LOC)	4,000,000
2,825,000		California PCFA, (Series 2002) Weekly VRDNs (MarBorg Industries)/(CALSTRS (California State Teachers' Retirement System) LOC)	2,825,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC)	2,940,000
3,365,000		California PCFA, (Series 2002A) Weekly VRDNs (California Waste Solutions, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC)	3,365,000
3,645,000		California PCFA, (Series 2002A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank - California LOC)	3,645,000
470,000		California PCFA, (Series 2002A) Weekly VRDNs (SANCO Services LP)/(Union Bank of California LOC)	470,000
2,900,000		California PCFA, (Series 2003) Weekly VRDNs (Agrifab, Inc./Vintage Dairy)/(CALSTRS (California State Teachers' Retirement System) LOC)	2,900,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC)	8,000,000
3,800,000		California PCFA, (Series 2003) Weekly VRDNs (George Borba & Son Dairy)/(Wells Fargo Bank, N.A. LOC)	3,800,000
2,785,000		California PCFA, (Series 2003A) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC)	2,785,000
4,000,000		California PCFA, (Series 2003A) Weekly VRDNs (Norcal Waste Systems, Inc.)/(Bank of America N.A. LOC)	4,000,000
2,800,000		California PCFA, (Series 2003A) Weekly VRDNs (Placer County Eastern Regional Sanitary Landfill, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC)	2,800,000
2,780,000		California PCFA, (Series 2004) Weekly VRDNs (Ag Resources III, LLC)/ (Key Bank, N.A. LOC)	2,780,000
260,000		California PCFA, (Series 2005A) Weekly VRDNs (Napa Recycling & Waste Services LLC)/(Union Bank of California LOC)	260,000
8,000,000	[2]	California State Department of Water Resources Power Supply Program, (Series2003 FR/RI-L11) Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	8,000,000
3,825,000		California Statewide Communities Development Authority, (Series 2003B: Tyrella Garden Apartments) Weekly VRDNs (MP Tyrella Associates)/(Citibank N.A., New York LOC)	3,825,000
8,000,000		San Francisco, CA MFH, (Series 2002B: Carter Terrace Apartments) Weekly VRDNs (Mercy Housing California XXIV)/(Citibank N.A., New York LOC)	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$9,735,000		San Francisco, CA Redevelopment Finance Agency MFH, (Series 2000D: Orlando Cepeda Place Apartments) Weekly VRDNs (Mission Bay Affordable Housing, LP)/(Citibank N.A., New York LOC)	$9,735,000
		TOTAL	95,735,000
		Colorado--4.7%
6,800,000		Denver, CO City & County Airport Authority, (Series 2004A) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Bayerische Landesbank (GTD) LIQ)	6,800,000
14,000,000		Traer Creek Metropolitan District, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC)	14,000,000
		TOTAL	20,800,000
		Delaware--0.5%
2,160,000	[2]	Delaware State Housing Authority, (ROCs 359) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ)	2,160,000
		District of Columbia--0.2%
900,000		District of Columbia, Enterprise Zone Revenue Bonds (Series 2004) Weekly VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC)	900,000
		Florida--0.7%
3,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Florida-AMT) Series 2005-17 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,000,000
		Georgia--8.4%
6,100,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2002A) Weekly VRDNs (Auburn Glenn Apartments)/(Wachovia Bank N.A. LOC)	6,100,000
2,100,000		DeKalb County, GA Development Authority, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	2,100,000
16,950,000		DeKalb County, GA MFHA, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Amsouth Bank N.A., Birmingham, AL LOC)	16,950,000
7,200,000		Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	7,200,000
4,650,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.)	4,650,000
		TOTAL	37,000,000
		Hawaii--0.5%
2,230,000	[2]	Hawaii State Airport System, (PT-830) Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Inc. LIQ)	2,230,000
		Illinois--8.4%
6,000,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1998) Weekly VRDNs (Yeomans Chicago Corp.)/(Amsouth Bank N.A., Birmingham, AL LOC)	6,000,000
7,245,000	[2]	Chicago, IL O'Hare International Airport, PUTTERs (Series 844Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	7,245,000
5,115,000		Chicago, IL Wastewater Transmission, (Series 2004A) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	5,115,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$4,610,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	$4,610,000
3,980,000		Illinois Development Finance Authority PCR Daily VRDNs (Diamond Star Motors Corp.)/(Key Bank, N.A. LOC)	3,980,000
190,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	190,000
5,100,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Plano Molding Co.)/(Harris N.A. LOC)	5,100,000
700,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ)	700,000
4,060,000		Libertyville, IL Industrial Revenue, (Series 2003) Weekly VRDNs (Fabrication Technologies, Inc.)/(Lasalle Bank, N.A. LOC)	4,060,000
		TOTAL	37,000,000
		Indiana--1.3%
381,000		Crawfordsville, IN EDA, (Series 1995: Shady Knoll III Apartments) Weekly VRDNs (Pedcor Investments-1994-XXII LP)/(Federal Home Loan Bank of Indianapolis LOC)	381,000
5,500,000		Indiana Port Commission, (Series 2000) Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC)	5,500,000
		TOTAL	5,881,000
		Kentucky--1.2%
4,600,000		Graves County, KY, (Series 1988) Weekly VRDNs (Seaboard Farms)/ (U.S. Bank, N.A. LOC)	4,600,000
350,000		Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	350,000
275,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC)	275,000
		TOTAL	5,225,000
		Maine--2.0%
175,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/ (Comerica Bank LOC)	175,000
1,650,000		Biddeford, ME, (Series 2000) Weekly VRDNs (Volk Packaging)/ (Comerica Bank LOC)	1,650,000
4,995,000	[2]	Maine Finance Authority, (PT-2833) Weekly VRDNs (Waste Management, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,995,000
2,000,000		Maine Finance Authority, (Series 2005) Weekly VRDNs (Brunswick Publishing)/(SunTrust Bank LOC)	2,000,000
		TOTAL	8,820,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maryland--1.7%
$7,730,000	[2]	Northeast, MD Waste Disposal Authority, (PT-766) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Landesbank Hessen-Thueringen (GTD) (LIQ)	$7,730,000
		Minnesota--0.1%
475,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(Lasalle Bank, N.A. LOC)	475,000
		Mississippi--3.6%
150,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Union Planters Bank, N.A., Memphis, TN LOC)	150,000
4,240,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC)	4,240,000
3,000,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC)	3,000,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 3.30% TOBs (Laurel Park Apartments)/(First Tennessee Bank, N.A. LOC), Mandatory Tender 6/1/2006	7,800,000
1,000,000		Mississippi Regional Housing Authority No. II, (Series 2000), 3.30% TOBs (Terrace Park Apartments)/(First Tennessee Bank, N.A. LOC), Optional Tender 5/1/2006	1,000,000
		TOTAL	16,190,000
		Nebraska--0.1%
500,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.)	500,000
		Nevada--3.1%
3,450,000	[2]	Clark County, NV Airport System, (PT-2806) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	3,450,000
9,500,000		Clark County, NV Industrial Development Revenue Board, (Series 2003A) Weekly VRDNs (Southwest Gas Corp.)/(Bank of America N.A. LOC)	9,500,000
800,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ)	800,000
		TOTAL	13,750,000
		New Jersey--3.7%
2,527,000		Blairstown Township, NJ, 3.75% BANs, 6/28/2006	2,548,164
3.780,715		Haddonfield, NJ, 3.75% BANs, 7/27/2006	3,811,488
1,590,000		High Bridge Borough, NJ, 4.00% BANs, 7/28/2006	1,606,025
2,545,500		Perth Amboy, NJ, 4.00% BANs, 6/2/2006	2,560,942
3,500,000		Somers Point, NJ, 3.75% BANs, 7/6/2006	3,530,036
2,000,000		Tuckerton, NJ, 3.75% BANs, 6/23/2006	2,015,630
250,000		Wenonah, NJ, 3.75% BANs, 3/31/2006	251,291
		TOTAL	16,323,576
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Mexico--0.2%
$1,000,000		New Mexico Mortgage Finance Authority, (Series 2005), 3.34% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2006	$1,000,000
		New York--0.4%
1,600,000		New York City, NY Housing Development Corp., (Series 2003A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(Bank of America N.A. LOC)	1,600,000
		North Carolina--2.4%
3,335,000	[2]	Charlotte, NC Airport, (PT-719) Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	3,335,000
5,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.)	5,500,000
1,700,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	1,700,000
		TOTAL	10,535,000
		North Dakota--0.7%
3,000,000		Richland County, ND Solid Waste Disposal, (Series 2002) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC)	3,000,000
		Ohio--1.7%
1,700,000		Ohio State Water Development Authority, (Series 2002) Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	1,700,000
5,000,000		Wauseon, OH, 4.00% BANs, 6/1/2006	5,038,354
1,000,000		Williams County, OH, 3.75% BANs, 5/4/2006	1,004,762
		TOTAL	7,743,116
		Oklahoma--1.0%
350,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/ (J.P. Morgan Chase Bank, N.A. LOC)	350,000
3,927,945	[2]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2004-3 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	3,927,945
		TOTAL	4,277,945
		Pennsylvania--1.3%
3,075,000		Allegheny County, PA HDA, (Series B1) Weekly VRDNs (Presbyterian University Hospital)/(JPMorgan Chase Bank, N.A. LOC)	3,075,000
275,000		Northampton County, PA IDA, (Series 1997) Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC)	275,000
2,300,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002 A) Weekly VRDNs (FSA INS)/(Bayerische Landesbank (GTD), Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs)	2,300,000
		TOTAL	5,650,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		South Carolina--0.1%
$200,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.)	$200,000
200,000		South Carolina Jobs-EDA, (Series 1996) Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	200,000
		TOTAL	400,000
		South Dakota--0.9%
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ)	4,000,000
		Tennessee--0.7%
150,000		Dickson, TN Health and Educational Facilities Board, Autumn Park Apartments (Series 1999) Weekly VRDNs (Tennessee Partners XII LP)/ (Union Planters Bank, N.A., Memphis, TN LOC)	150,000
750,000		Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	750,000
1,675,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	1,675,000
445,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003) Weekly VRDNs (Forest View LP)/(Amsouth Bank N.A., Birmingham, AL LOC)	445,000
		TOTAL	3,020,000
		Texas--11.4%
4,500,000		Brazos River Authority, TX, (Series 2001A) Weekly VRDNs (TXU Energy)/(Wachovia Bank N.A. LOC)	4,500,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC)	2,950,000
1,330,000	[2]	Dallas-Fort Worth, TX International Airport, (MT-132) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	1,330,000
1,755,000	[2]	Dallas-Fort Worth, TX International Airport, (PT-2830) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	1,755,000
6,000,000		DeSoto, TX Housing Finance Corp., (Series 2004) Weekly VRDNs (Hickory Manor Senior Apartments)/(Federal Home Loan Mortgage Corp. LOC)	6,000,000
3,800,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp.)	3,800,000
475,000		Gulf Coast, TX Waste Disposal Authority, (Series 1996) Daily VRDNs (BP Amoco Corp.)	475,000
2,050,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	2,050,000
200,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.)	200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$12,500,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC)	$12,500,000
270,000		Houston, TX Housing Finance Corp., (Series 2005) Weekly VRDNs (Fairlake Cove Apartments)/(Citibank N.A., New York LOC)	270,000
4,045,000	[2]	San Antonio, TX Convention Center Hotel Finance Corp., ROCS (Series 363) Weekly VRDNs (Hotel Investments LP)/(Ambac Financial Group, Inc. INS)/(Citibank N.A., New York LIQ)	4,045,000
3,945,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 2.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/25/2006	3,945,000
6,230,000	[2]	Texas State Department of Housing & Community Affairs, (PT-2812) Weekly VRDNs (Green Crest Apartments)/(WestLB AG (GTD) LIQ)/(WestLB AG (GTD) LOC)	6,230,000
600,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004) Weekly VRDNs (Arlington Partners LP)/ (Compass Bank, Birmingham LOC)	600,000
		TOTAL	50,650,000
		Washington--7.9%
1,150,000	[2]	Chelan County, WA Public Utility District No. 1, (MERLOTS Series 2001-B1) Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	1,150,000
1,300,000		Seattle, WA Housing Authority, (Series 2003) Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC)	1,300,000
6,825,000		Washington State Economic Development Finance Authority, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC)	6,825,000
5,500,000		Washington State Economic Development Finance Authority, (Series 2001C) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC)	5,500,000
7,375,000		Washington State Economic Development Finance Authority, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC)	7,375,000
5,715,000		Washington State Housing Finance Commission, (Series 1995) Weekly VRDNs (Heatherstone Apartments, LP)/(U.S. Bank, N.A. LOC)	5,715,000
2,000,000		Washington State Housing Finance Commission, (Series 1996) Weekly VRDNs (Assisted Living Concepts, Inc.)/(U.S. Bank, N.A. LOC)	2,000,000
4,935,000		Washington State Housing Finance Commission, (Series 1996: Larkin Apartments) Weekly VRDNs (Hamilton Place Apartments, LP)/(U.S. Bank, N.A. LOC)	4,935,000
		TOTAL	34,800,000
		West Virginia--2.9%
6,900,000		Marion County, WV County Commission, (Series 1990 A) Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC)	6,900,000
6,000,000		Marion County, WV County Commission, (Series 1990 B) Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC)	6,000,000
		TOTAL	12,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--2.1%
$200,000		Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC)	$200,000
5,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ)	5,000,000
4,100,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ))	4,100,000
		TOTAL	9,300,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [3]	441,630,637
		OTHER ASSETS AND LIABILITIES - NET--0.2%	884,328
		TOTAL NET ASSETS--100%	$442,514,965

Securities that are subject to the federal alternative minimum tax (AMT) represent 84.8% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2005, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
98.27%	1.73%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $64,527,945 which represents 14.6% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance, Inc.
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MFHA	--Multi-Family Housing Authority
PCFA	-- Pollution Control Finance Authority
PCR	-- Pollution Control Revenue
PUTTERs	-- Puttable Tax-Exempt Receipts
ROCs	-- Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - Federated Capital Reserves Fund

July 31, 2005

Assets:
Investments in securities	$6,756,764,868
Investments in repurchase agreements	846,000,000
Total investments in securities, at amortized cost and value		$7,602,764,868
Cash		605,596
Income receivable		12,202,098
TOTAL ASSETS		7,615,572,562
Liabilities:
Payable for investments purchased	180,600,000
Payable for distribution services fee (Note 5)	2,855,124
Payable for shareholder services fee (Note 5)	1,586,173
Accrued expenses	1,070,287
TOTAL LIABILITIES		186,111,584
Net assets for 7,429,366,259 shares outstanding		$7,429,460,978
Net Assets Consist of:
Paid-in capital		$7,429,366,259
Undistributed net investment income		94,719
TOTAL NET ASSETS		$7,429,460,978
Net Asset Value, Offering Price, and Redemption Proceeds per Share:
$7,429,460,978 ÷ 7,429,366,259 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities -Federated Government Reserves Fund

July 31, 2005

Assets:
Investments in repurchase agreements	$4,721,000,000
Investments in securities	1,547,545,083
Total investments in securities, at amortized cost and value		$6,268,545,083
Income receivable		5,302,674
TOTAL ASSETS		6,273,847,757
Liabilities:
Payable for investments purchased	18,003,630
Payable to bank	390,877
Payable for distribution services fee (Note 5)	2,389,330
Payable for shareholder services fee (Note 5)	1,327,400
Accrued expenses	914,515
TOTAL LIABILITIES		23,025,752
Net assets for 6,250,654,795 shares outstanding		$6,250,822,005
Net Assets Consist of:
Paid-in capital		$6,250,654,795
Undistributed net investment income		167,210
TOTAL NET ASSETS		$6,250,822,005
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$6,250,822,005 ÷ 6,250,654,795 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities -Federated Municipal Trust

July 31, 2005

Assets:
Total investments in securities, at amortized cost and value		$441,630,637
Cash		22,166
Income receivable		1,253,827
TOTAL ASSETS		442,906,630
Liabilities:
Payable for distribution services fee (Note 5)	$171,257
Payable for shareholder services fee (Note 5)	95,143
Payable for transfer and dividend disbursing agent fees and expenses	49,263
Payable for portfolio accounting fees	19,601
Payable for share registration costs	19,505
Accrued expenses	36,896
TOTAL LIABILITIES		391,665
Net assets for 442,507,401 shares outstanding		$442,514,965
Net Assets Consist of:
Paid-in capital		$442,507,401
Undistributed net investment income		7,564
TOTAL NET ASSETS		$442,514,965
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$442,514,965 ÷ 442,507,401 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations -Federated Capital Reserves Fund

Period Ended July 31, 2005 1

Investment Income:
Interest			$57,786,580
Expenses:
Investment adviser fee (Note 5)		$5,304,573
Administrative personnel and services fee (Note 5)		1,415,892
Custodian fees		85,876
Transfer and dividend disbursing agent fees and expenses		1,931,188
Auditing fees		13,000
Legal fees		3,965
Portfolio accounting fees		29,215
Distribution services fee (Note 5)		9,725,038
Shareholder services fee (Note 5)		4,420,465
Share registration costs		1,095,403
Printing and postage		7,499
Miscellaneous		9,285
TOTAL EXPENSES		24,041,399
Waivers (Note 5):
Waiver of investment adviser fee	$(4,436,169)
Waiver of administrative personnel and services fee	(68,529)
Waiver of distribution services fee	(1,768,179)
TOTAL WAIVERS		(6,272,877)
Net expenses			17,768,522
Net investment income			$40,018,058

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Operations - Federated Government Reserves Fund

Period Ended July 31, 2005 1

Investment Income:
Interest			$42,355,568
Expenses:
Investment adviser fee (Note 5)		$3,926,526
Administrative personnel and services fee (Note 5)		1,047,301
Custodian fees		41,298
Transfer and dividend disbursing agent fees and expenses		1,386,386
Auditing fees		13,000
Legal fees		3,964
Portfolio accounting fees		28,547
Distribution services fee (Note 5)		7,198,623
Shareholder services fee (Note 5)		3,272,097
Share registration costs		335,067
Printing and postage		7,500
Miscellaneous		2,142
TOTAL EXPENSES		17,262,451
Waivers (Note 5):
Waiver of investment adviser fee	$(2,751,101)
Waiver of administrative personnel and services fee	(49,965)
Waiver of distribution services fee	(1,308,833)
TOTAL WAIVERS		(4,109,899)
Net expenses			13,152,552
Net investment income			$29,203,016

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Operations - Federated Municipal Trust

Period Ended July 31, 2005 1

Investment Income:
Interest			$2,553,757
Expenses:
Investment adviser fee (Note 5)		$290,710
Administrative personnel and services fee (Note 5)		77,562
Custodian fees		6,342
Transfer and dividend disbursing agent fees and expenses		109,027
Auditing fees		13,000
Legal fees		5,965
Portfolio accounting fees		19,601
Distribution services fee (Note 5)		532,967
Shareholder services fee (Note 5)		242,257
Share registration costs		165,584
Printing and postage		7,500
Miscellaneous		1,429
TOTAL EXPENSES		1,471,944
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(290,710)
Waiver of administrative personnel and services fee	(3,722)
Waiver of distribution services fee	(96,902)
Reimbursement of other operating expenses	(106,831)
TOTAL WAIVERS AND REIMBURSEMENT		(498,165)
Net expenses			973,779
Net investment income			$1,579,978

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Federated Capital Reserves Fund

Period Ended July 31	2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$40,018,058
Distributions to Shareholders:
Distributions from net investment income	(39,923,339)
Share Transactions:
Proceeds from sale of shares	8,283,897,365
Net asset value of shares issued to shareholders in payment of distributions declared	39,897,967
Cost of shares redeemed	(894,429,073)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,429,366,259
Change in net assets	7,429,460,978
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $94,719)	$7,429,460,978

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Federated Government Reserves Fund

Period Ended July 31	2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$29,203,016
Distributions to Shareholders:
Distributions from net investment income	(29,035,806)
Share Transactions:
Proceeds from sale of shares	9,261,068,939
Net asset value of shares issued to shareholders in payment of distributions declared	29,011,414
Cost of shares redeemed	(3,039,425,558)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,250,654,795
Change in net assets	6,250,822,005
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $167,210)	$6,250,822,005

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Federated Municipal Trust

Period Ended July 31	2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,579,978
Distributions to Shareholders:
Distributions from net investment income	(1,572,414)
Share Transactions:
Proceeds from sale of shares	569,474,133
Net asset value of shares issued to shareholders in payment of distributions declared	1,556,745
Cost of shares redeemed	(128,523,477)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	442,507,401
Change in net assets	442,514,965
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $7,564)	$442,514,965

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 44 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Investment Objective
Federated Capital Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Government Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Municipal Trust	diversified	To provide current income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, a Fund could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At July 31, 2005, capital paid-in aggregated as follows:

Federated Capital Reserves Fund	$7,429,366,259
Federated Government Reserves Fund	$6,250,654,795
Federated Municipal Trust	$442,507,401

The following tables summarize share activity:

Federated Capital Reserves Fund
Period Ended July 31	2005	[1]
Shares sold	8,283,897,365
Shares issued to shareholders in payment of distributions declared	39,897,967
Shares redeemed	(894,429,073)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,429,366,259

Federated Government Reserves Fund
Period Ended July 31	2005	[1]
Shares sold	9,261,068,939
Shares issued to shareholders in payment of distributions declared	29,011,414
Shares redeemed	(3,039,425,558)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,250,654,795

Federated Municipal Trust
Period Ended July 31	2005	[1]
Shares sold	569,474,133
Shares issued to shareholders in payment of distributions declared	1,556,745
Shares redeemed	(128,523,477)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	442,507,401

1 For the period from February 25, 2005 (commencement of operations) to July 31, 2005.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the period ended July 31, 2005, was as follows:

Fund	Tax-Exempt Income	Ordinary Income
Federated Capital Reserves Fund	$ --	$39,923,339
Federated Government Reserves Fund	$ --	$29,035,806
Federated Municipal Trust	$1,572,414	$ --

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income
Federated Capital Reserves Fund	$ --	$ 94,719
Federated Government Reserves Fund	$ --	$167,210
Federated Municipal Trust	$7,564	$ --

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of each Fund's average daily net assets as follows:

Fund	Investment Adviser Fee Percentage
Federated Capital Reserves Fund	0.30%
Federated Government Reserves Fund	0.30%
Federated Municipal Trust	0.30%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Funds' Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the period ended July 31, 2005, FSC did not retain any fees paid by the Funds.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), each Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the period ended July 31, 2005, FSSC did not retain any fees paid by the Funds.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the period ended July 31, 2005, Municipal Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $181,760,000 and $195,160,000, respectively.

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Capital Reserves Fund's portfolio may be comprised of obligations of banks. As a result, the Capital Reserves Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At July 31, 2005, 100% of the distributions from net investment income of Federated Municipal Trust is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED CAPITAL RESERVES FUND, FEDERATED GOVERNMENT RESERVES FUND, AND FEDERATED MUNICIPAL TRUST:

We have audited the accompanying statements of assets and liabilities of Federated Capital Reserves Fund, Federated Government Reserves Fund, and Federated Municipal Trust (the "Funds") (three of the portfolios constituting Money Market Obligations Trust), including the portfolios of investments, as of July 31, 2005, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from February 25, 2005 (commencement of operations) to July 31, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform and audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Capital Reserves Fund, Federated Government Reserves Fund, and Federated Municipal Trust, three portfolios of Money Market Obligations Trust, at July 31, 2005, the results of their operations, the changes in their net assets, and the financial highlights for the period from February 25, 2005 (commencement of operations) to July 31, 2005, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Funds' Board has reviewed the Funds' investment advisory contracts. The Board's decision to approve the contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of these new products, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Funds. During its review of the contracts, the Board considered several factors, among the most material of which are: the Funds' proposed investment objectives and proposed investment program; the Adviser's management philosophy, investment and operating strategies, personnel, and processes to implement the proposed investment program; Federated's business rationale for proposing the creation of the Funds (including estimates for near-term growth of the Funds); the design and positioning of the Funds within Federated's overall product lineup; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services expected to be provided to the Funds and its shareholders by the Federated organization in addition to investment advisory services; and the Funds' relationship to the Federated family of funds.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Funds by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the funds grow larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the funds; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and is guided by them in its review of the Funds' advisory contracts to the extent they are appropriate and relevant, as discussed further below. The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing, and working with Federated on matters relating to, the Federated family of funds, and was assisted in its deliberations by the advice of independent legal counsel.

With respect to the Funds' proposed advisory fees, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Funds, and they are readily available to potential investors in the Funds as alternative investment vehicles. The range of their fees therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds would be competing.

Because the Board was considering the advisory contract in the context of Federated's proposal to create new funds, the factors mentioned above relating to such matters as past fund performance, the Adviser's cost of providing services, the extent to which the Adviser may realize "economies of scale" as the Funds grow, and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Funds, are essentially impossible to apply before the Funds have experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts ( e.g. , for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board based its decision to approve the advisory contracts (and, thus, effectively to "select" the Adviser) on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Funds, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how each Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of a Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919304
Cusip 608919205
Cusip 608919106

33542 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2003 [3]	$1.00	0.003	--		0.003	(0.003)	--
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
July 31, 2005	$1.00	0.017	--		0.017	(0.017)	--

Prime Obligations Fund
July 31, 2003 [3]	$1.00	0.003	(0.000	) [5]	0.003	(0.003)	--
July 31, 2004	$1.00	0.005	0.000	[5]	0.005	(0.005)	--
July 31, 2005	$1.00	0.017	0.000	[5]	0.017	(0.017)	--

Treasury Obligations Fund
July 31, 2003 [3]	$1.00	0.003	0.000	[5]	0.003	(0.003)	(0.000	) [5]
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
July 31, 2005	$1.00	0.016	--		0.016	(0.016)	--

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Reflects operations for the period from February 19, 2003 (start of performance) to July 31, 2003.

4 Computed on an annualized basis.

5 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 Omitted)

(0.003)	$1.00	0.25%	0.70	% [4]	0.55	% [4]	0.09	% [4]	$29,085
(0.004)	$1.00	0.41%	0.70%		0.41%		0.09%		$27,162
(0.017)	$1.00	1.69%	0.70%		1.84%		0.09%		$55,057

(0.003)	$1.00	0.29%	0.70	% [4]	0.54	% [4]	0.09	% [4]	$11,159
(0.005)	$1.00	0.46%	0.70%		0.47%		0.09%		$35,472
(0.017)	$1.00	1.73%	0.70%		1.67%		0.09%		$26,434

(0.003)	$1.00	0.25%	0.70	% [4]	0.43	% [4]	0.09	% [4]	$173,447
(0.004)	$1.00	0.36%	0.70%		0.37%		0.09%		$508,374
(0.016)	$1.00	1.61%	0.70%		1.65%		0.09%		$448,505

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,011.00	$3.49
Prime Obligations Fund	$1,000	$1,011.20	$3.49
Treasury Obligations Fund	$1,000	$1,010.60	$3.49
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,021.32	$3.51
Prime Obligations Fund	$1,000	$1,021.32	$3.51
Treasury Obligations Fund	$1,000	$1,021.32	$3.51

1 Expenses are equal to the Funds' Trust Shares annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios were as follows:

Government Obligations Fund	0.70%
Prime Obligations Fund	0.70%
Treasury Obligations Fund	0.70%

Government Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Government Agency Securities	37.2%
Repurchase Agreements	62.8%
TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	54.0%
8-30 Days	22.1%
31-90 Days	18.8%
91-180 Days	2.7%
181 Days or more	2.4%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		GOVERNMENT AGENCIES--37.3%
$398,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.100% - 3.270%, 8/2/2005 - 9/13/2005	$397,820,369
106,085,000		Federal Home Loan Bank System Notes, 2.500% - 4.000%, 2/24/2006 - 8/18/2006	105,679,619
704,414,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.830% - 3.475%, 8/2/2005 - 12/20/2005	700,719,214
564,900,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.184% - 3.340%, 8/7/2005 - 9/27/2005	564,792,666
127,500,000		Federal Home Loan Mortgage Corp. Notes, 1.875% - 5.250%, 1/15/2006 - 8/15/2006	126,795,789
90,000,000	[2]	Federal National Mortgage Association Discount Note, 2.910%, 8/17/2005	89,883,600
1,022,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.090% - 3.373%, 8/6/2005 - 9/9/2005	1,021,797,993
286,583,500	[1]	Housing and Urban Development Floating Rate Note, 3.704%, 8/1/2005	286,583,500
		TOTAL GOVERNMENT AGENCIES	3,294,072,750
		REPURCHASE AGREEMENTS--62.9%
500,000,000		Interest in $500,000,000 joint repurchase agreement with Banc of America Securities LLC, 3.29%, dated 7/29/2005 to be repurchased at $500,137,083 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/25/2035, collateral market value $515,000,000	500,000,000
558,242,000		Interest in $3,500,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.32%, dated 7/29/2005 to be repurchased at $558,396,447 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032, collateral market value $3,570,988,296	558,242,000
318,000,000		Interest in $1,600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.3625%, dated 7/29/2005 to be repurchased at $318,089,106 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2035, collateral market value $1,644,135,004	318,000,000
300,000,000		Interest in $300,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.30%, dated 7/29/2005 to be repurchased at $300,082,500 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/12/2020, collateral market value $306,090,110	300,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$214,000,000	[3]	Interest in $550,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.50%, dated 7/27/2005 to be repurchased at $215,289,944 on 9/27/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2035, collateral market value $565,677,502	$214,000,000
198,000,000		Interest in $850,000,000 joint repurchase agreement with Countrywide Securities Corp., 3.32%, dated 7/29/2005 to be repurchased at $198,054,780 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2035, collateral market value $867,000,000	198,000,000
157,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.43%, dated 7/15/2005 to be repurchased at $157,897,517 on 9/16/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 8/1/2035, collateral market value $520,485,464	157,000,000
204,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.43%, dated 7/18/2005 to be repurchased at $205,146,763 on 9/16/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 8/1/2035, collateral market value $520,483,335	204,000,000
183,000,000	[3]	Interest in $350,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.55%, dated 7/19/2005 to be repurchased at $184,642,171 on 10/19/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 7/1/2035, collateral market value $372,473,862	183,000,000
325,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.28%, dated 7/13/2005 to be repurchased at $325,799,500 on 8/9/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 7/1/2035, collateral market value $514,518,090	325,000,000
85,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.29%, dated 7/5/2005 to be repurchased at $85,240,810 on 8/5/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 7/1/2035, collateral market value $308,417,119	85,000,000
200,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.29%, dated 7/6/2005 to be repurchased at $200,548,333 on 8/5/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 7/1/2035, collateral market value $514,561,892	200,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$89,757,000		Interest in $2,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.32%, dated 7/29/2005 to be repurchased at $89,781,833 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $2,049,630,426	$89,757,000
102,000,000	[3]	Interest in $550,000,000 joint repurchase agreement with Goldman Sachs & Co., 3.29%, dated 7/5/2005 to be repurchased at $102,279,650 on 8/5/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $564,923,568	102,000,000
58,000,000		Interest in $1,000,000,000 joint repurchase agreement with Goldman Sachs & Co., 3.32%, dated 7/29/2005 to be repurchased at $58,016,047 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2035, collateral market value $1,028,633,415	58,000,000
500,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 3.32%, dated 7/29/2005 to be repurchased at $500,138,333 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/28/2035, collateral market value $515,000,405	500,000,000
250,000,000		Interest in $250,000,000 joint repurchase agreement with HSBC Securities, Inc., 3.31%, dated 7/29/2005 to be repurchased at $250,068,958 on 8/1/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury Obligations with various maturities to 4/14/2009, collateral market value $255,003,053	250,000,000
45,000,000		Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 3.13%, dated 7/29/2005 to be repurchased at $45,011,738 on 8/1/2005, collateralized U.S. Government Agency Obligations with various maturities to 3/5/2019, collateral market value $127,501,803	45,000,000
45,000,000		Interest in $195,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 3.32%, dated 7/29/2005 to be repurchased at $45,012,450 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2035, collateral market value $198,904,378	45,000,000
342,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 3.29%, dated 6/20/2005 to be repurchased at $343,937,810 on 8/22/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2034, collateral market value $513,581,070	342,000,000
200,000,000		Interest in $1,800,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.28%, dated 7/29/2005 to be repurchased at $200,054,667 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2023, collateral market value $1,836,920,201	200,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$403,000,000	[3]	Interest in $700,000,000 joint repurchase agreement with UBS Securities LLC, 3.15%, dated 5/6/2005 to be repurchased at $406,244,150 on 8/9/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/25/2035, collateral market value $726,151,284	$403,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 3.23%, dated 7/29/2005 to be repurchased at $25,006,729 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/23/2012, collateral market value $102,003,913	25,000,000
259,226,000		Interest in $1,950,000,000 joint repurchase agreement with UBS Securities LLC, 3.28%, dated 7/29/2005 to be repurchased at $259,296,855 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,989,004,746	259,226,000
		TOTAL REPURCHASE AGREEMENTS	5,561,225,000
		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST) [4]	8,855,297,750
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(19,998,499)
		TOTAL NET ASSETS--100%	$8,835,299,251

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Investments [2]
Commercial Paper & Notes	36.0%
Variable Rate Instruments	32.8%
Bank Instruments	16.2%
Repurchase Agreements	15.0%
TOTAL	100.0%

At July 31, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	77.5%	Prime-1	98.9%
A-1	21.3%
A-2	0.2%	Prime-2	0.0%
Not rated by S&P	1.0%	Not rated by Moody's	1.1%
TOTAL	100.0%	TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments	[2]
1-7 Days	49.3	% [5]
8-30 Days	26.0%
31-90 Days	16.3%
91-180 Days	2.5%
181 Days or more	5.9%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 0.7% do not have short-term ratings by either of these NRSROs.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 31.7% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.7%
		Finance - Automotive--1.9%
$32,922,811		Capital One Auto Finance Trust 2005-A, Class A1, 3.122%, 4/15/2006	$32,922,811
16,966,783		CarMax Auto Owner Trust 2005-1, Class A1, 3.139%, 4/15/2006	16,966,783
14,862,142		DaimlerChrysler Auto Trust 2005-B, Class A1, 3.260%, 5/8/2006	14,862,142
26,310,105		Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005	26,310,105
28,420,744		Honda Auto Receivables Owner Trust 2005-2, Class A1, 3.182%, 5/15/2006	28,420,744
139,788,669		Merrill Auto Trust Securitization 2005-1, Class A1, 3.472%, 6/26/2006	139,788,669
45,021,783		Nissan Auto Receivables Owner Trust 2005-B, Class A1, 3.357%, 6/15/2006	45,021,783
65,082,847		Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006	65,082,847
29,776,609		WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006	29,776,609
		TOTAL	399,152,493
		Finance - Equipment--0.4%
3,915,161	[1]	CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005	3,915,161
21,722,302		CIT Equipment Collateral 2005-VT1, Class A1, 3.072%, 3/20/2006	21,722,302
61,751,397		CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006	61,751,397
4,488,777	[1]	GE Commercial Equipment Financing LLC, (Series 2004-A), Class A-1, 2.590%, 12/22/2005	4,488,777
		TOTAL	91,877,637
		INSURANCE--0.4%
11,936,629		Onyx Acceptance Auto Owner Trust 2005-A, Class A1, (Insured by MBIA Insurance Corp.), 2.849%, 3/15/2006	11,936,629
30,000,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A1, (Insured by FGIC), 3.615%, 7/17/2006	30,000,000
33,582,790		Triad Automobile Receivables Trust 2005-A, Class A1, (Insured by AMBAC Financial Group, Inc.), 3.300%, 6/12/2006	33,582,790
		TOTAL	75,519,419
		TOTAL ASSET-BACKED SECURITIES	566,549,549
		CERTIFICATES OF DEPOSIT--9.6%
		Banking--9.6%
355,000,000		BNP Paribas SA, 3.310% - 3.410%, 9/9/2005 - 11/7/2005	355,002,148
50,000,000		Calyon, Paris, 3.950%, 7/14/2006	50,000,000
235,000,000		Citibank N.A., New York, 3.270% - 3.400%, 9/6/2005 - 9/22/2005	235,000,000
100,000,000		Citizens Bank of Pennsylvania, 3.520%, 10/13/2005	100,000,000
350,000,000		Credit Suisse, Zurich, 3.255% - 3.650%, 8/5/2005 - 11/2/2005	350,000,005
100,000,000		HBOS Treasury Services PLC, 3.160%, 8/8/2005	100,000,000
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$50,000,000		HSBC Bank USA, 3.750%, 1/17/2006	$50,000,000
50,000,000		Regions Bank, Alabama, 3.130%, 8/8/2005	50,000,000
29,000,000		Societe Generale, Paris, 3.550%, 1/25/2006	29,000,000
43,000,000		Svenska Handelsbanken, Stockholm, 4.045%, 7/26/2006	43,002,060
420,000,000		Toronto Dominion Bank, 3.570% - 3.890%, 2/13/2006 - 7/5/2006	420,001,352
270,000,000		UBS AG, 3.160% - 3.300%, 8/16/2005 - 9/16/2005	270,000,413
		TOTAL CERTIFICATES OF DEPOSIT	2,052,005,978
		COLLATERALIZED LOAN AGREEMENTS--9.7%
		Banking--4.8%
100,000,000		Bank of America N.A., 3.392%, 8/1/2005	100,000,000
930,000,000		IXIS Financial Products Inc., 3.350% - 3.412%, 8/1/2005	930,000,000
		TOTAL	1,030,000,000
		Brokerage--4.9%
397,400,000		Citigroup Global Markets, Inc., 3.413%, 8/1/2005	397,400,000
225,000,000		Goldman Sachs & Co., 3.412%, 8/1/2005	225,000,000
430,000,000		Merrill Lynch & Co., Inc., 3.462%, 8/1/2005	430,000,000
		TOTAL	1,052,400,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,082,400,000
		COMMERCIAL PAPER--21.6% [2]
		Banking--5.2%
150,000,000		Bank of America Corp., 3.480%, 9/26/2005	149,188,000
34,000,000		Barclays US Funding Corp., (GTD by Barclays Bank PLC), 2.870%, 8/2/2005	33,997,289
251,000,000	[1]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 2.875% - 3.485%, 8/4/2005 - 10/13/2005	249,803,558
107,600,000	[1]	Fountain Square Commercial Funding Corp., 3.230% - 3.560%, 8/25/2005 - 10/17/2005	106,895,663
50,000,000		HBOS Treasury Services PLC, 3.130%, 8/3/2005	49,991,306
19,000,000		ING (U.S.) Funding LLC, (GTD by ING Bank N.V.), 3.275%, 9/6/2005	18,937,775
163,262,000	[1]	Long Lane Master Trust IV, (Bank of America N.A. Swap Agreement), 3.280%, 9/8/2005	162,696,751
17,945,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 3.300%, 8/8/2005	17,945,000
248,820,000	[1]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 3.180% - 3.530%, 8/2/2005 - 12/20/2005	247,997,820
75,000,000	[1]	Ticonderoga Funding LLC, (Bank of America N.A. Swap Agreement), 3.370%, 8/17/2005	74,887,667
		TOTAL	1,112,340,829
Principal Amount			Value
		COMMERCIAL PAPER--continued [2]
		Brokerage--0.2%
$50,000,000		Morgan Stanley, 3.140%, 8/8/2005	$49,969,472
		Finance - Automotive--4.1%
99,815,000		DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 3.150%, 8/17/2005	99,675,259
710,200,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.130% - 3.460%, 8/8/2005 - 11/2/2005	707,923,619
75,000,000		FCAR Auto Loan Trust, A1/P1 Series, 3.280%, 8/5/2005	74,972,667
		TOTAL	882,571,545
		Finance - Commercial--1.2%
130,000,000		CIT Group, Inc., 2.910% - 3.310%, 8/5/2005 - 10/25/2005	129,639,321
25,000,000	[1]	Compass Securitization LLC, 3.420%, 9/15/2005	24,893,125
40,000,000	[1]	Edison Asset Securitization LLC, 3.050%, 8/9/2005	39,972,889
54,340,000	[1]	Fairway Finance Company LLC, 3.430%, 8/29/2005	54,195,033
		TOTAL	248,700,368
		Finance - Retail--5.9%
39,142,000	[1]	Chariot Funding LLC, 3.290%, 8/4/2005	39,131,268
127,000,000	[1]	Falcon Asset Securitization Corp., 3.400%, 8/22/2005	126,748,117
581,069,000	[1]	Paradigm Funding LLC, 3.130% - 3.530%, 8/8/2005 - 10/19/2005	579,555,280
335,760,000	[1]	Sheffield Receivables Corp., 3.295% - 3.440%, 8/10/2005 - 9/12/2005	335,029,623
173,816,000	[1]	Tulip Funding Corp., 3.190% - 3.560%, 8/22/2005 - 11/23/2005	172,073,002
		TOTAL	1,252,537,290
		Finance - Securities--4.6%
169,350,000	[1]	Galaxy Funding Inc., 3.420% - 3.590%, 9/29/2005 - 10/25/2005	168,204,754
417,863,000	[1]	Georgetown Funding Co. LLC, 3.330% - 3.500%, 8/17/2005 - 9/22/2005	416,724,003
169,000,000	[1]	Grampian Funding LLC, 2.970% - 3.630%, 8/17/2005 - 12/30/2005	168,195,047
22,095,000	[1]	Ivory Funding Corp., 3.140%, 8/2/2005	22,093,073
58,500,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.290%, 9/12/2005	58,275,458
37,000,000	[1]	Perry Global Funding LLC (Series A), 3.230%, 8/15/2005	36,953,524
100,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.280%, 9/6/2005	99,672,000
		TOTAL	970,117,859
		Insurance--0.4%
90,000,000	[1]	Aspen Funding Corp., 3.430% - 3.500%, 9/28/2005 - 10/13/2005	89,424,094
		TOTAL COMMERCIAL PAPER	4,605,661,457
		CORPORATE BONDS--0.0%
		Banking--0.0%
2,000,000		Bank of America Corp., 6.750%, 9/15/2005	2,007,866
Principal Amount			Value
		CORPORATE NOTES--1.4%
		Brokerage--0.4%
$80,000,000		Goldman Sachs Group LP, 2.970%, 8/1/2005	$80,000,000
		Finance - Securities--1.0%
125,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.970% - 3.980%, 7/20/2006 - 7/25/2006	124,993,931
103,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.612% - 4.150%, 6/9/2006 - 8/8/2006	102,897,909
		TOTAL	227,891,840
		TOTAL CORPORATE NOTES	307,891,840
		GOVERNMENT AGENCIES--1.1%
		Government Agency--1.1%
207,500,000		Federal Home Loan Mortgage Corp., 3.184% - 3.335%, 8/7/2005 - 9/9/2005	207,499,062
33,000,000		Federal National Mortgage Association, 3.505%, 10/21/2005	32,995,281
		TOTAL GOVERNMENT AGENCIES	240,494,343
		LOAN PARTICIPATION--0.3%
		Electrical Equipment--0.3%
55,500,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 3.436%, 5/19/2006	55,500,000
		NOTES - VARIABLE--31.9% [3]
		Banking--13.4%
9,600,000		215 Jane Investors LLC, (Bank of America N.A. LOC), 3.380%, 8/3/2005	9,600,000
5,150,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.520%, 8/4/2005	5,150,000
2,365,000		550 West 14th Place, (Series 1999-A), (Harris, N.A. LOC), 3.540%, 8/4/2005	2,365,000
2,170,000		Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	2,170,000
5,495,000		AlaTrade Foods LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,495,000
1,770,000		Alabama State IDA, (Series 1994), Miltope Project, (Regions Bank, Alabama LOC), 3.680%, 8/4/2005	1,770,000
4,085,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 3.540%, 8/4/2005	4,085,000
1,315,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham, AL LOC), 3.590%, 8/4/2005	1,315,000
3,660,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 3.680%, 8/4/2005	3,660,000
34,840,000		American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	34,840,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$12,365,000		American Self Storage Corp., (Series 2002), (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	$12,365,000
7,600,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 3.530%, 8/4/2005	7,600,000
12,000,000		Association of American Medical Colleges, (GTD by J.P. Morgan Chase Bank, N.A., Insured by AMBAC Financial Group, Inc.), 3.490%, 8/3/2005	12,000,000
4,415,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 3.520%, 8/4/2005	4,415,000
8,080,000		B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	8,080,000
5,785,000		Baldwin County Sewer Service LLC, (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,785,000
73,000,000	[1]	Bank of New York Co., Inc., 3.520%, 8/29/2005	73,000,000
200,000,000		Barclays Bank PLC, 3.283%, 8/5/2005	199,967,663
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC), 3.590%, 8/4/2005	4,000,000
8,930,000		Bear Creek School, (Key Bank, N.A. LOC), 3.520%, 8/4/2005	8,930,000
18,005,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 3.540%, 8/4/2005	18,005,000
8,020,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 3.581%, 8/3/2005	8,020,000
4,220,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 3.581%, 8/3/2005	4,220,000
5,060,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.440%, 8/5/2005	5,060,000
9,205,000		Boyd-Pake-Underwood LLC, (Regions Bank, Alabama LOC), 3.520%, 8/4/2005	9,205,000
1,205,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,205,000
6,155,000		Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.530%, 8/4/2005	6,155,000
50,000,000		Calyon, Paris, 3.385%, 8/23/2005	49,998,767
63,499,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	63,499,000
574,000		Capital One Funding Corp., (Series 1994-A), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	574,000
1,120,000		Capital One Funding Corp., (Series 1994-D), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	1,120,000
3,975,000		Capital One Funding Corp., (Series 1995-B), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	3,975,000
8,084,000		Capital One Funding Corp., (Series 1995-F), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	8,084,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$3,496,000		Capital One Funding Corp., (Series 1996-H), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	$3,496,000
3,431,000		Capital One Funding Corp., (Series 1998-C), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	3,431,000
18,320,000		Capital One Funding Corp., (Series 1999-A), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	18,320,000
7,588,000		Capital One Funding Corp., (Series 1999-B), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	7,588,000
7,638,000		Capital One Funding Corp., (Series 2001-B), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	7,638,000
1,555,000		Chandler, AZ IDA, South Bay Circuits IMR, (Series 1999B), (Comerica Bank LOC), 3.570%, 8/3/2005	1,555,000
11,100,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 3.540%, 8/5/2005	11,100,000
6,595,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	6,595,000
4,290,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 4.000%, 8/4/2005	4,290,000
4,170,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 3.540%, 8/4/2005	4,170,000
840,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	840,000
1,740,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 3.380%, 8/3/2005	1,740,000
11,180,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 3.590%, 8/4/2005	11,180,000
8,850,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 3.610%, 8/5/2005	8,850,000
35,000,000		Cook County, IL, (Series 2002 A), 3.530%, 8/3/2005	35,000,000
6,430,000		Crane Plastics Siding LLC, (Series 2000), (J.P. Morgan Chase Bank, N.A. LOC), 3.520%, 8/4/2005	6,430,000
11,660,000		Cunat Capital Corp., (U.S. Bank, N.A. LOC), 3.490%, 8/4/2005	11,660,000
13,500,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 3.730%, 8/4/2005	13,500,000
2,860,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 3.500%, 8/3/2005	2,860,000
2,100,000		EPCO Carbondioxide Products, Inc., (Series 2000), (Amsouth Bank N.A., Birmingham, AL LOC), 3.680%, 8/4/2005	2,100,000
6,040,000		Eagle Tool and Machine, (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	6,040,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$6,315,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	$6,315,000
3,200,000		Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.590%, 8/4/2005	3,200,000
1,400,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 3.470%, 8/4/2005	1,400,000
14,020,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.520%, 8/4/2005	14,020,000
3,140,000		Gesmundo & Associates, Inc., (Series A), (National City Bank, Michigan/Illinois LOC), 3.420%, 8/4/2005	3,140,000
37,700,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 3.430%, 8/3/2005	37,700,000
14,150,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 3.380%, 8/3/2005	14,150,000
234,000,000		Greenwich Capital Holdings, Inc., 3.300% - 3.420%, 8/8/2005 - 8/23/2005	234,000,000
5,830,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,830,000
8,910,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 3.430%, 8/4/2005	8,910,000
215,000,000	[1]	HBOS Treasury Services PLC, 3.330%, 8/22/2005	215,000,000
368,000,000		HBOS Treasury Services PLC, 3.360% - 3.510%, 8/1/2005 - 9/26/2005	368,005,450
5,835,000		HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,835,000
17,560,000		Healthcare Funding LLC, (Series 1998 A), (National City Bank, Michigan/Illinois LOC), 3.420%, 8/4/2005	17,560,000
8,540,000		Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 3.420%, 8/4/2005	8,540,000
10,550,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	10,550,000
3,430,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	3,430,000
39,000,000		Huntington National Bank, Columbus, OH, 3.290%, 8/12/2005	39,000,081
3,875,000		J.P. Plymouth Properties LLC, (Series 1999), (Standard Federal Bank, N.A. LOC), 3.581%, 8/3/2005	3,875,000
15,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured by MBIA Insurance Corp.), 3.540%, 8/4/2005	15,000,000
3,305,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.550%, 8/3/2005	3,305,000
1,900,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 3.550%, 8/3/2005	1,900,000
4,895,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/5/2005	4,895,000
5,165,000	[1]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 3.440%, 8/3/2005	5,165,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$4,970,000		M & C Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	$4,970,000
1,810,000		MPAR, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	1,810,000
480,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (J.P. Morgan Chase Bank, N.A. LOC), 3.560%, 8/4/2005	480,000
12,295,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 3.540%, 8/2/2005	12,295,000
18,435,000		Massachusetts State Development Finance Agency, (J.P. Morgan Chase Bank, N.A. LOC), 3.380%, 8/3/2005	18,435,000
1,295,000		McClellan Management, Inc., Genoa Health Care Center Project, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 3.740%, 8/4/2005	1,295,000
4,810,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.400%, 8/5/2005	4,810,000
54,200,000		Mercantile Safe Deposit & Trust Co., Baltimore, 3.358% - 3.433%, 8/15/2005 - 8/22/2005	54,200,000
1,956,000		Midwest Funding Corp., (Series 1992-B), (J.P. Morgan Chase Bank, N.A. LOC), 3.360%, 8/4/2005	1,956,000
12,350,000		Milo C. Ritton and Superior Petroleum Co., (Series 2002), (National City Bank, Pennsylvania LOC), 3.470%, 8/4/2005	12,350,000
8,975,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 3.650%, 8/4/2005	8,975,000
4,800,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Amsouth Bank N.A., Birmingham, AL LOC), 3.830%, 8/4/2005	4,800,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 3.510%, 8/4/2005	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (J.P. Morgan Chase Bank, N.A. LOC), 3.480%, 8/3/2005	10,790,000
6,375,000		North American Gulf Terminals, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 3.700%, 8/4/2005	6,375,000
12,150,000		North Oaks Partnership, (Series 1998), (Lasalle Bank, N.A. LOC), 3.450%, 8/4/2005	12,150,000
82,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	82,800,000
7,735,000		ORIS Automotive Parts AL Ltd., (Amsouth Bank N.A., Birmingham, AL LOC), 3.650%, 8/4/2005	7,735,000
10,755,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 3.520%, 8/4/2005	10,755,000
5,300,000		Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,300,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$11,000,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 3.440%, 8/4/2005	$11,000,000
5,000,000		Perfect Properties LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,000,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank Minnesota N.A. LOC), 3.550%, 8/3/2005	6,650,000
15,000,000		Pitney Roads Partners LLC, (Series 2003 - A), (Bank of America N.A. LOC), 3.480%, 8/4/2005	15,000,000
6,030,000		Portsmouth, VA IDA, (Bank of America N.A. LOC), 3.480%, 8/3/2005	6,030,000
1,970,000		Quality Synthetic Rubber Co., (Series 2000), (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	1,970,000
6,750,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	6,750,000
9,485,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 3.380%, 8/3/2005	9,485,000
8,850,000		Rooker, J.W., (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	8,850,000
24,975,000		SGM Funding Corp., (U.S. Bank, N.A. LOC), 3.510%, 8/4/2005	24,975,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 3.490%, 8/4/2005	19,000,000
3,855,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 3.430%, 8/3/2005	3,855,000
2,791,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	2,791,000
16,855,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	16,855,000
11,710,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 3.520%, 8/4/2005	11,710,000
51,020,000		Spitzer Group, (J.P. Morgan Chase Bank, N.A. LOC), 3.330%, 8/4/2005	51,020,000
3,780,000		Springfield Ltd. Partnership, (UBS AG LOC), 3.360%, 8/4/2005	3,780,000
1,290,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 3.680%, 8/4/2005	1,290,000
2,150,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 3.580%, 8/4/2005	2,150,000
14,430,000		Suffolk County, NY IDA, (Bank of America N.A. LOC), 3.490%, 8/3/2005	14,430,000
70,000,000		SunTrust Bank, 3.529%, 10/3/2005	70,004,490
102,000,000		Taxable Floating Rate Notes, (Series 2002-H1), Becker, MN PCR, (Bank of New York Swap Agreement), 3.611%, 8/3/2005	102,000,000
2,200,000		Taxable Floating Rate Notes, (Series 2002-H2), Becker, MN PCR, (Bank of New York Swap Agreement), 3.611%, 8/3/2005	2,200,000
515,000		Trap Rock Industries, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.450%, 8/3/2005	515,000
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Banking--continued
$9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	$9,300,000
1,300,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	1,300,000
10,243,000		Virginia Health Services, Inc., (Wachovia Bank N.A. LOC), 3.430%, 8/3/2005	10,243,000
1,410,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank, Cincinnati LOC), 3.400%, 8/4/2005	1,410,000
4,652,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 3.400%, 8/4/2005	4,652,000
1,330,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 3.510%, 8/4/2005	1,330,000
735,000		Vulcan, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.570%, 8/4/2005	735,000
263,250,000		Wells Fargo & Co., 3.390% - 3.450%, 8/2/2005 - 8/15/2005	263,250,172
6,000,000		Westchester County, NY IDA, Aviation Services Group, LLC, (Series 2004B), (SunTrust Bank LOC), 3.540%, 8/4/2005	6,000,000
11,075,000		Western Reserve Masonic Community, Inc., (GTD by J.P. Morgan Chase Bank, N.A.), 3.590%, 8/4/2005	11,075,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 3.400%, 10/11/2005	25,000,000
10,745,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.590%, 8/4/2005	10,745,000
5,245,000		William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.610%, 8/4/2005	5,245,000
34,900,000		World Wildlife Fund, Inc., (Series 2000 B), (Insured by AMBAC), 3.490%, 8/4/2005	34,900,000
		TOTAL	2,856,598,623
		Brokerage--5.3%
50,000,000	[1]	Goldman Sachs Group, Inc., 3.378%, 8/15/2005	50,004,944
25,000,000		Goldman Sachs Group, Inc., Promissory Notes, 3.370%, 8/8/2005	25,000,000
84,000,000		Merrill Lynch & Co., Inc., 3.370% - 3.450%, 8/4/2005 - 8/30/2005	84,005,419
240,000,000	[1]	Merrill Lynch & Co., Inc., 3.550%, 8/11/2005	240,000,879
620,700,000		Morgan Stanley, 3.350% - 3.520%, 8/1/2005 - 8/29/2005	620,706,152
110,000,000		Morgan Stanley, Dean Witter (Series C), 3.508%, 8/15/2005	110,000,884
		TOTAL	1,129,718,278
		Electrical Equipment--0.3%
2,855,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 3.350%, 8/4/2005	2,855,000
58,656,672		Northwest Airlines, Inc., (GTD by General Electric Co.), 3.480%, 8/1/2005	58,656,672
		TOTAL	61,511,672
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Finance - Commercial--3.8%
$378,000,000	[1]	Compass Securitization LLC, 3.295% - 3.364%, 8/8/2005 - 8/18/2005	$377,990,434
436,100,000	[1]	General Electric Capital Corp., 3.450% - 3.509%, 8/9/2005 - 8/17/2005	436,100,000
		TOTAL	814,090,434
		Finance - Retail--0.9%
200,000,000	[1]	Paradigm Funding LLC, 3.320% - 3.420%, 8/12/2005 - 8/23/2005	200,000,000
		Finance - Securities--3.4%
192,000,000	[1]	K2 (USA) LLC, (GTD by K2 Corp.), 3.210% - 3.355%, 8/1/2005 - 9/15/2005	191,998,665
544,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.240% - 3.378%, 8/1/2005 - 8/25/2005	543,986,458
		TOTAL	735,985,123
		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (FNMA LOC), 3.380%, 8/4/2005	7,945,000
46,955,000		Direct One Funding Corp., Sexton Properties LP, (Series 2000), (FNMA LOC), 3.380%, 8/4/2005	46,955,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 3.400%, 8/4/2005	5,350,000
		TOTAL	60,250,000
		Insurance--4.5%
21,900,000		Albuquerque, NM, (Series 2000 A), (Insured by MBIA Insurance Corp.), 3.410%, 8/3/2005	21,900,000
85,000,000		Allstate Life Insurance Co., 3.445% - 3.480%, 8/1/2005	85,000,000
54,000,000		GE Capital Assurance Co., 3.420%, 9/1/2005	54,000,000
50,000,000		Hartford Life Insurance Co., 3.380% - 3.500%, 8/1/2005 - 9/1/2005	50,000,000
67,000,000		Jackson National Life Insurance Co., 3.440%, 8/1/2005	67,000,000
75,000,000	[1]	MBIA Global Funding LLC, 3.460%, 8/29/2005	75,000,000
105,000,000		Metropolitan Life Insurance Co., 3.350% - 3.644%, 8/1/2005 - 10/3/2005	105,000,000
152,000,000		Monumental Life Insurance Co., 3.450% - 3.610%, 8/1/2005 - 8/31/2005	152,000,000
123,000,000		New York Life Insurance Co., 3.399% - 3.430%, 8/1/2005	123,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 3.644%, 10/3/2005	125,000,000
96,000,000		Travelers Insurance Co., 3.370% - 3.578%, 8/19/2005 - 9/28/2005	96,000,000
		TOTAL	953,900,000
		TOTAL NOTES - VARIABLE	6,812,054,130
Principal Amount or Shares			Value
		TIME DEPOSITS--6.7%
		Banking--6.7%
$500,000,000		BNP Paribas SA, 3.313%, 8/1/2005	$500,000,000
190,000,000		Chase Bank USA, N.A., 3.313%, 8/1/2005	190,000,000
140,000,000		Deutsche Bank AG, 3.313%, 8/1/2005	140,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 3.213%, 8/1/2005	250,000,000
350,000,000		Societe Generale, Paris, 3.293% - 3.313%, 8/1/2005	350,000,000
		TOTAL TIME DEPOSITS	1,430,000,000
		MUTUAL FUNDS--0.6%
		Asset Management--0.6%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	65,000,000
50,000,000		Nations Money Market Reserves	50,000,000
20,059,291		Scudder Money Market Institutional Shares	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
		REPURCHASE AGREEMENTS--15.2%
200,000,000		Interest in $200,000,000 repurchase agreement with Barclays Capital, Inc., 3.28%, dated 7/29/2005 to be repurchased at $200,054,667 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2014, collateral market value $204,055,760	200,000,000
850,000,000		Interest in $3,500,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.32%, dated 7/29/2005 to be repurchased at $850,235,167 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032, collateral market value $3,570,988,296	850,000,000
486,849,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns and Co., Inc., 3.31%, dated 7/29/2005 to be repurchased at $486,983,289 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2042, collateral market value $1,549,418,991	486,849,000
504,000,000		Interest in $1,600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.3625%, dated 7/29/2005 to be repurchased at $504,141,225 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $1,644,135,004	504,000,000
252,000,000		Interest in $850,000,000 joint repurchase agreement with Countrywide Securities Corp., 3.32%, dated 7/29/2005 to be repurchased at $252,069,720 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2035, collateral market value $867,000,000	252,000,000
70,000,000		Interest in $125,000,000 joint repurchase agreement with J.P. Morgan Securities Inc., 3.13%, dated 7/29/2005 to be repurchased at $70,018,258 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/5/2019, collateral market value $127,501,803	70,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$425,000,000		Interest in $1,800,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.28%, dated 7/29/2005 to be repurchased at $425,116,167 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2023, collateral market value $1,836,920,201	$425,000,000
125,000,000		Interest in $250,000,000 joint repurchase agreement with State Street Bank and Trust Co., 3.21%, dated 7/29/2005 to be repurchased at $125,033,438 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2016, collateral market value $258,096,302	125,000,000
75,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC, 3.23%, dated 7/29/2005 to be repurchased at $75,020,188 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/23/2012, collateral market value $102,003,913	75,000,000
250,000,000		Interest in $1,950,000,000 joint repurchase agreement with UBS Securities LLC, 3.28%, dated 7/29/2005 to be repurchased at $250,068,333 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,989,004,746	250,000,000
		TOTAL REPURCHASE AGREEMENTS	3,237,849,000
		TOTAL INVESTMENTS--100.8% (AT AMORTIZED COST) [4]	21,527,473,454
		OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(172,605,983)
		TOTAL NET ASSETS--100%	$21,354,867,471

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $5,917,963,907 which represents 27.7% of total net assets.

2 Discount rate at the time of purchase.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Treasury Securities	4.7%
Repurchase Agreements	95.3%
TOTAL	100.0%

At July 31, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	88.1%
8-30 Days	2.2%
31-90 Days	7.2%
91-180 Days	0.0%
181 Days or more	2.5%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

July 31, 2005

Principal Amount			Value
		U.S. TREASURY--4.7%
		U.S. Treasury Bills--2.2%
$262,000,000	[1]	United States Treasury Bills, 2.765% - 2.805%, 8/18/2005	$261,656,265
		U.S. Treasury Notes--2.5%
43,500,000		United States Treasury Notes, 2.500%, 5/31/2006	43,146,709
261,000,000		United States Treasury Notes, 2.750%, 6/30/2006	258,709,605
		TOTAL	301,856,314
		TOTAL U.S. TREASURY	563,512,579
		REPURCHASE AGREEMENTS--95.4%
750,000,000		Interest in $750,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 3.28%, dated 7/29/2005 to be repurchased at $750,205,000 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $765,209,220	750,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns and Co., Inc., 3.29%, dated 7/29/2005 to be repurchased at $1,000,274,167 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2013, collateral market value $1,020,004,288	1,000,000,000
1,281,000,000		Interest in $1,633,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.28%, dated 7/29/2005 to be repurchased at $1,281,350,140 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $1,666,116,269	1,281,000,000
750,000,000		Interest in $750,000,000 joint repurchase agreement with CIBC World Markets Corp., 3.28%, dated 7/29/2005 to be repurchased at $750,205,000 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $765,006,909	750,000,000
250,000,000		Interest in $250,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.28%, dated 7/29/2005 to be repurchased at $250,068,333 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $255,069,701	250,000,000
1,398,000,000		Interest in $1,750,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.28%, dated 7/29/2005 to be repurchased at $1,398,382,120 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $1,785,010,117	1,398,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$90,000,000		Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.18%, dated 7/29/2005 to be repurchased at $90,023,850 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2029, collateral market value $102,027,332	$90,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.28%, dated 7/29/2005 to be repurchased at $1,000,273,333 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2021, collateral market value $1,020,279,411	1,000,000,000
1,000,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.28%, dated 7/29/2005 to be repurchased at $1,000,273,333 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2030, collateral market value $1,020,280,013	1,000,000,000
500,000,000		Interest in $500,000,000 joint repurchase agreement with HSBC Securities, Inc., 3.280%, dated 7/29/2005 to be repurchased at $500,136,667 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2021, collateral market value $510,000,147	500,000,000
900,000,000		Interest in $1,252,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 3.28%, dated 7/29/2005 to be repurchased at $900,246,000 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $1,277,526,277	900,000,000
633,000,000		Interest in $1,800,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.28%, dated 7/29/2005 to be repurchased at $633,173,020 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2023, collateral market value $1,836,920,201	633,000,000
240,000,000	[2]	Interest in $275,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 3.32%, dated 6/22/2005 to be repurchased at $242,722,400 on 10/24/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2026, collateral market value $281,508,976	240,000,000
115,000,000		Interest in $250,000,000 joint repurchase agreement with State Street Bank and Trust Co., 3.21%, dated 7/29/2005 to be repurchased at $115,030,763 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2016, collateral market value $258,096,302	115,000,000
129,178,000		Interest in $139,178,000 joint repurchase agreement with UBS Securities LLC, 3.18%, dated 7/29/2005 to be repurchased at $129,212,232 on 8/1/2005, collateralized by a U.S. Treasury Note with a maturity of 7/15/2010, collateral market value $141,962,360	129,178,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$216,000,000	[2]	Interest in $250,000,000 joint repurchase agreement with UBS Securities LLC, 3.20%, dated 5/24/2005 to be repurchased at $218,457,600 on 9/30/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $256,502,923	$216,000,000
410,000,000	[2]	Interest in $473,000,000 joint repurchase agreement with UBS Securities LLC, 3.20%, dated 6/10/2005 to be repurchased at $413,462,222 on 9/16/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $484,461,299	410,000,000
837,646,000		Interest in $1,950,000,000 joint repurchase agreement with UBS Securities LLC, 3.28%, dated 7/29/2005 to be repurchased at $837,874,957 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,989,004,746	837,646,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	11,499,824,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	12,063,336,579
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(13,186,775)
		TOTAL NET ASSETS--100%	$12,050,149,804

1 Discount rate at time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2005

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$5,561,225,000	$3,237,849,000	$11,499,824,000
Investments in securities	3,294,072,750	18,289,624,454	563,512,579
Total investments in securities, at amortized cost and value	8,855,297,750	21,527,473,454	12,063,336,579
Cash	--	--	421,031
Income receivable	20,602,502	36,719,650	7,667,844
Receivable for shares sold	424,821	712,987	--
TOTAL ASSETS	8,876,325,073	21,564,906,091	12,071,425,454
Liabilities:
Payable for investments purchased	26,914,035	178,000,000	--
Payable for shares redeemed	3,237,180	567,496	34,355
Payable to bank	242,033	271,893	--
Payable for account administration fee (Note 5)	--	5,653	--
Payable for Directors'/Trustees' fee	1,673	--	--
Payable for distribution services fee (Note 5)	12,184	5,653	114,369
Payable for shareholder services fee (Note 5)	633,233	1,035,648	1,148,574
Income distribution payable	9,760,579	29,827,483	19,656,640
Accrued expenses	224,905	324,794	321,712
TOTAL LIABILITIES	41,025,822	210,038,620	21,275,650
TOTAL NET ASSETS	$8,835,299,251	$21,354,867,471	$12,050,149,804
Net Assets consist of:
Paid-in capital	$8,835,267,161	$21,354,515,054	$12,050,149,804
Accumulated net realized loss on investments	--	(19,446)	--
Undistributed net investment income	32,090	371,863	--
TOTAL NET ASSETS	$8,835,299,251	$21,354,867,471	$12,050,149,804

Statements of Assets and Liabilities - continued

July 31, 2005

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Net Assets:
Institutional Shares	$5,721,965,004	$15,600,658,738	$5,733,138,541
Institutional Service Shares	2,759,651,492	5,727,774,354	5,245,761,788
Institutional Capital Shares	298,625,270	--	622,744,112
Trust Shares	55,057,485	26,434,379	448,505,363
TOTAL NET ASSETS	$8,835,299,251	$21,354,867,471	$12,050,149,804
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	5,721,877,500	15,600,439,879	5,732,945,819
Institutional Service Shares	2,759,712,741	5,727,641,546	5,245,926,148
Institutional Capital Shares	298,621,511	--	622,677,574
Trust Shares	55,055,417	26,433,141	448,600,263
Net Asset Value, Offering Price and Redemption Proceeds per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2005

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$196,905,475	$453,550,874	$282,759,392
Expenses:
Investment adviser fee (Note 5)	16,573,610	37,734,011	24,403,871
Administrative personnel and services fee (Note 5)	6,651,010	15,143,184	9,794,357
Account administration fee--Trust Shares (Note 5)	84,994	84,069	1,177,019
Custodian fees	355,185	857,932	517,761
Transfer and dividend disbursing agent fees and expenses	201,096	410,897	164,453
Directors'/Trustees' fees	64,263	141,595	88,463
Auditing fees	14,691	14,691	14,691
Legal fees	9,945	14,270	11,530
Portfolio accounting fees	195,379	188,573	200,573
Distribution services fee--Trust Shares (Note 5)	85,087	84,073	1,177,019
Shareholder services fee--Institutional Shares (Note 5)	13,211,558	35,393,912	15,148,459
Shareholder services fee--Institutional Service Shares (Note 5)	7,250,487	11,658,825	12,494,681
Shareholder services fee--Institutional Capital Shares (Note 5)	162,647	--	1,682,000
Share registration costs	157,128	82,302	62,113
Printing and postage	44,628	56,666	46,226
Insurance premiums	65,884	148,437	88,715
Miscellaneous	59,167	113,811	65,085
TOTAL EXPENSES	45,186,759	102,127,248	67,137,016
Waivers (Note 5):
Waiver of investment adviser fee	(7,076,298)	(15,483,159)	(9,959,827)
Waiver of administrative personnel and services fee	(336,465)	(766,526)	(496,482)
Waiver of shareholder services fee--Institutional Shares	(13,211,558)	(35,393,912)	(15,148,459)
Waiver of shareholder services fee--Institutional Capital Shares	(95,379)	--	(1,008,903)
TOTAL WAIVERS	(20,719,700)	(51,643,597)	(26,613,671)
Net expenses	24,467,059	50,483,651	40,523,345
Net investment income	172,438,416	403,067,223	242,236,047
Net realized gain on investments	--	6,988	--
Change in net assets resulting from operations	$172,438,416	$403,074,211	$242,236,047

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Prime Obligations Fund
Year Ended July 31	2005	2004	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$172,438,416	$71,238,127	$403,067,223	$220,236,864
Net realized gain on investments	--	--	6,988	23,886
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	172,438,416	71,238,127	403,074,211	220,260,750
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(114,471,130)	(49,498,177)	(310,331,174)	(183,542,891)
Institutional Service Shares	(55,404,715)	(21,514,103)	(91,678,641)	(36,634,978)
Institutional Capital Shares	(1,950,254)	--	--	--
Trust Shares	(624,264)	(149,135)	(559,108)	(107,576)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(172,450,363)	(71,161,415)	(402,568,923)	(220,285,445)
Share Transactions:
Proceeds from sale of shares	87,120,054,501	79,184,941,730	195,969,796,916	223,176,401,541
Net asset value of shares issued to shareholders in payment of distributions declared	89,911,597	34,668,608	158,142,824	85,326,178
Cost of shares redeemed	(86,572,564,132)	(80,838,568,606)	(196,153,055,301)	(226,792,661,193)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	637,401,966	(1,618,958,268)	(25,115,561)	(3,530,933,474)
Change in net assets	637,390,019	(1,618,881,556)	(24,610,273)	(3,530,958,169)
Net Assets:
Beginning of period	8,197,909,232	9,816,790,788	21,379,477,744	24,910,435,913
End of period	$8,835,299,251	$8,197,909,232	$21,354,867,471	$21,379,477,744
Undistributed (distributions in excess of) net investment income	$32,090	$44,037	$371,863	$(126,437)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Treasury Obligations Fund
Year Ended July 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$242,236,047	$83,689,223
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(128,528,475)	(43,319,552)
Institutional Service Shares	(92,576,050)	(32,701,751)
Institutional Capital Shares	(13,288,865)	(7,241,896)
Trust Shares	(7,840,255)	(1,112,998)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(242,233,645)	(84,376,197)
Share Transactions:
Proceeds from sale of shares	62,185,884,386	55,678,005,529
Net asset value of shares issued to shareholders in payment of distributions declared	78,502,143	23,383,090
Cost of shares redeemed	(62,117,771,017)	(55,449,655,131)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	146,615,512	251,733,488
Change in net assets	146,617,914	251,046,514
Net Assets:
Beginning of period	11,903,531,890	11,652,485,376
End of period	$12,050,149,804	$11,903,531,890
Distributions in excess of net investment income	$--	$(2,402)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 44 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

Effective January 18, 2005, Government Obligations Fund began offering Institutional Capital Shares.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The financial highlights of the Institutional Shares, Institutional Service Shares and Institutional Capital Shares are presented separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, a Fund could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to the class such as account administration, transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	68,840,529,646	$68,840,529,646	58,307,557,805	$58,307,557,805
Shares issued to shareholders in payment of distributions declared	59,531,634	59,531,634	23,600,384	23,600,384
Shares redeemed	(68,312,442,051)	(68,312,442,051)	(59,363,341,960)	(59,363,341,960)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	587,619,229	$587,619,229	(1,032,183,771)	$(1,032,183,771)

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	17,692,054,657	$17,692,054,657	20,677,903,773	$20,677,903,773
Shares issued to shareholders in payment of distributions declared	28,370,500	28,370,492	11,041,052	11,041,052
Shares redeemed	(17,997,158,534)	(17,997,158,534)	(21,273,795,011)	(21,273,795,011)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(276,733,377)	$(276,733,385)	(584,850,186)	$(584,850,186)

Period Ended July 31	2005 [1]
Institutional Capital Shares:	Shares	Amount
Shares sold	397,007,718	$397,007,718
Shares issued to shareholders in payment of distributions declared	1,953,531	1,953,531
Shares redeemed	(100,339,738)	(100,339,738)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	298,621,511	$298,621,511

Year Ended July 31	2005		2004
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	190,462,480	$190,462,480	199,480,152	$199,480,152
Shares issued to shareholders in payment of distributions declared	55,940	55,940	27,172	27,172
Shares redeemed	(162,623,809)	(162,623,809)	(201,431,635)	(201,431,635)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	27,894,611	$27,894,611	(1,924,311)	$(1,924,311)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	637,401,974	$637,401,966	(1,618,958,268)	$(1,618,958,268)
1 For period from January 18, 2005 (start of performance) to July 31, 2005.

	Prime Obligations Fund
Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	152,484,780,713	$152,484,780,713	174,328,635,702	$174,328,635,702
Shares issued to shareholders in payment of distributions declared	129,187,873	129,187,873	74,500,767	74,500,767
Shares redeemed	(153,533,043,698)	(153,533,043,698)	(177,993,748,461)	(177,993,748,461)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(919,075,112)	$(919,075,112)	(3,590,611,992)	$(3,590,611,992)

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	43,291,731,228	$43,291,731,228	48,642,896,352	$48,642,896,352
Shares issued to shareholders in payment of distributions declared	28,658,863	28,658,806	10,763,253	10,763,253
Shares redeemed	(42,417,391,466)	(42,417,391,466)	(48,618,294,236)	(48,618,294,236)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	902,998,625	$902,998,568	35,365,369	$35,365,369

Year Ended July 31	2005		2004
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	193,284,975	$193,284,975	204,869,487	$204,869,487
Shares issued to shareholders in payment of distributions declared	296,145	296,145	62,158	62,158
Shares redeemed	(202,620,137)	(202,620,137)	(180,618,496)	(180,618,496)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(9,039,017)	$(9,039,017)	24,313,149	$24,313,149
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(25,115,504)	$(25,115,561)	(3,530,933,474)	$(3,530,933,474)

	Treasury Obligations Fund
Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	33,844,927,635	$33,844,927,635	26,116,665,494	$26,116,665,494
Shares issued to shareholders in payment of distributions declared	59,642,933	59,642,933	16,665,409	16,665,409
Shares redeemed	(33,729,830,302)	(33,729,830,302)	(25,660,247,012)	(25,660,247,012)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	174,740,266	$174,740,266	473,083,891	$473,083,891

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	20,751,297,064	$20,751,297,064	24,069,334,849	$24,069,334,849
Shares issued to shareholders in payment of distributions declared	16,731,340	16,731,340	5,901,733	5,901,733
Shares redeemed	(20,487,277,725)	(20,487,277,725)	(24,879,897,780)	(24,879,897,780)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	280,750,679	$280,750,679	(804,661,198)	$(804,661,198)

Year Ended July 31	2005		2004
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,303,145,483	$5,303,145,483	3,897,511,596	$3,897,511,596
Shares issued to shareholders in payment of distributions declared	1,116,708	1,116,708	661,999	661,999
Shares redeemed	(5,553,358,330)	(5,553,358,330)	(3,649,795,252)	(3,649,795,252)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(249,096,139)	$(249,096,139)	248,378,343	$248,378,343

Year Ended July 31	2005		2004
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,286,514,204	$2,286,514,204	1,594,493,590	$1,594,493,590
Shares issued to shareholders in payment of distributions declared	1,011,162	1,011,162	153,949	153,949
Shares redeemed	(2,347,304,660)	(2,347,304,660)	(1,259,715,087)	(1,259,715,087)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(59,779,294)	$(59,779,294)	334,932,452	$334,932,452
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	146,615,512	$146,615,512	251,733,488	$251,733,488

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years or period ended July 31, 2005 and 2004 was as follows:

	2005		2004
	Tax-Exempt Income	Ordinary Income [1]	Tax-Exempt Income	Ordinary Income [1]
Government Obligations Fund	$--	$172,450,363	$--	$ 71,161,415
Prime Obligations Fund	$--	$402,568,923	$--	$220,285,445
Treasury Obligations Fund	$--	$242,233,645	$--	$ 84,376,197

1 For tax purposes short-term capital gain distributions are considered as ordinary income.

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforward
Government Obligations Fund	$--	$ 9,792,670	$ --
Prime Obligations Fund	$--	$30,199,346	$19,446
Treasury Obligations Fund	$--	$19,656,640	$ --

At July 31, 2005, Prime Obligations Fund had a capital loss carryforward of $19,446 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.

Prime Obligations Fund used capital loss carryforwards of $6,988 to offset taxable capital gains realized during the year ended July 31, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of each Fund's average daily net assets as follows:

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Prime Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Account Administration Fee

The Funds each pay Federated Shareholder Services Company (FSSC) an annual fee of 0.25% of the average daily net assets of the Funds' Trust Shares. This fee is remunerated to intermediaries as compensation for account administrative services relating to the Funds' Trust Shares. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of its Trust Shares. The Plan provides that each Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSC retained $321 of fees paid by Prime Obligations Fund, and did not retain any fees paid by Government Obligations Fund or Treasury Obligations Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, each Fund will pay FSSC up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSSC retained the following fees paid by the Funds:

Fund	Shareholder Services Fees Retained
Government Obligations Fund	$54,136
Prime Obligations Fund	$48,679
Treasury Obligations Fund	$75,765

For the year ended July 31, 2005, Institutional Capital Shares for the Prime Obligations Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Prime Obligations Fund's portfolio may be comprised of obligations of banks. As a result, the Prime Obligations Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS FUND, PRIME OBLIGATIONS FUND AND TREASURY OBLIGATIONS FUND OF THE TRUST SHARES:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund (collectively the "Funds") (portfolios of the Money Market Obligations Trust) as of July 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods then ended. These financial statements and financial highlights of the Trust Shares are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, other auditing procedures were performed. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2005, the results of their operations for the year then ended, the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 16, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 44 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Funds' principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham has been Prime Obligations Fund's Portfolio Manager since July 1991 and Government Obligations Fund's and Treasury Obligations Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds' Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds' Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill has been Government Obligations Fund's and Treasury Obligation Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Funds' Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Funds' Adviser from 1997 until 2004 and an Assistant Vice President of the Funds' Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Funds' Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Funds' Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the 1940 Act, the Funds' Board has reviewed each Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objective; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in a Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in a Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to a Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and is guided by them in its review of a Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing a Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about a Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; a Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund's expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund's portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to a Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like a Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by a Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which a Fund competes. A Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on a Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about a Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how each Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at www.sec.gov.

Quarterly Portfolio Schedule

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N153
Cusip 60934N146
Cusip 60934N120

28717 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.           Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.           Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $661,534

                           Fiscal year ended 2004 - $568,670

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $17,850

                           Fiscal year ended 2004 - $7,158

                           Transfer Agent Service Auditors Report

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $161,097 and
         $61,414 respectively. Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures and Transfer Agent Service Auditors report, Fiscal year ended 2004 - Attestations services relating to the review of fund share transactions and Transfer Agent Service Auditors report.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
         respectively.

(d)All Other Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $22,187 and
         $137,733 respectively. Fiscal year ended 2005 - Discussions with auditor related to market timing and late trading activities and executive compensation analysis. Fiscal year ended 2004 - Consultation regarding information requests by regulatory agencies, executive compensation analysis and analysis of distribution methods for money market funds.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

                  The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

                  Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

                  The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

         The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

         In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

         The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

         With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)                        The aggregate amount of all such services provided
                           constitutes no more than five percent of the total
                           amount of revenues paid by the registrant, the
                           registrant's adviser (not including any sub-adviser
                           whose role is primarily portfolio management and is
                           subcontracted with or overseen by another investment
                           adviser), and any entity controlling, controlled by,
                           or under common control with the investment adviser
                           that provides ongoing services to the registrant to
                           its accountant during the fiscal year in which the
                           services are provided;
(2)                        Such services were not recognized by the registrant,
                           the registrant's adviser (not including any
                           sub-adviser whose role is primarily portfolio
                           management and is subcontracted with or overseen by
                           another investment adviser), and any entity
                           controlling, controlled by, or under common control
                           with the investment adviser that provides ongoing
                           services to the registrant at the time of the
                           engagement to be non-audit services; and
(3)                        Such services are promptly brought to the attention
                           of the Audit Committee of the issuer and approved
                           prior to the completion of the audit by the Audit
                           Committee or by one or more members of the Audit
                           Committee who are members of the board of directors
                           to whom authority to grant such approvals has been
                           delegated by the Audit Committee.

         The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

         The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

         Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

         Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(c)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(d)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)      NA

(g)      Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

                  Fiscal year ended 2005 - $333,628

                  Fiscal year ended 2004 - $637,195

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-
                  End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Money Market Obligations Trust

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              September 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer

Date              September 14, 2005

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              September 14, 2005